As filed with the U.S. Securities and Exchange Commission on February 26, 2014

Securities Act File No. 33-19228

Investment Company Act File No. 811-05443

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 90	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 92

(Check appropriate box or boxes)

Calamos Investment Trust

(Exact Name of Registrant as Specified in Charter)

2020 Calamos Court Naperville, Illinois	60563
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code: (630) 245-7200

John P. Calamos, Sr.

Calamos Advisors LLC

2020 Calamos Court

Naperville, Illinois 60563

(Name and Address of Agent for Service)

With Copies to:

Paulita A. Pike K&L Gates LLP 70 West Madison Street, Suite 3100 Chicago, Illinois 60602-4207	Eric S. Purple K&L Gates LLP 1601 K Street NW Washington, DC 20006

Approximate Date of Proposed Public Offering: As soon as practicable following the effectiveness of the Registration Statement.

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on March 1, 2014 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Amending Parts A,B and C and Filing exhibits.

CALAMOS INVESTMENT TRUST

CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 90 ON FORM N-1A

This Post-Effective Amendment consists of the following papers and documents:

Cover Sheet

Contents of Post-Effective Amendment No. 90 on Form N-1A

Part A - Prospectuses

Part B - Statement of Additional Information

Part C - Other Information

Signature Page

Exhibit Index

Exhibit

This registration statement does not affect the registration of any series or any class of a series of the Registrant not included herein.

CALAMOS®

Family of Funds

	CLASS A	CLASS B	CLASS C
Calamos Growth Fund	CVGRX	CVGBX	CVGCX
Calamos Opportunistic Value Fund (formerly, Calamos Value Fund)	CVAAX	CVABX	CVACX
Calamos Focus Growth Fund	CBCAX	CBCBX	CBXCX
Calamos Discovery Growth Fund	CADGX	CBDGX	CCDGX
Calamos International Growth Fund	CIGRX	CIGBX	CIGCX
Calamos Evolving World Growth Fund	CNWGX	CNWZX	CNWDX
Calamos Global Equity Fund	CAGEX	CBGEX	CCGEX
Calamos Growth and Income Fund	CVTRX	CVTYX	CVTCX
Calamos Global Growth and Income Fund	CVLOX	CVLDX	CVLCX
Calamos Convertible Fund	CCVIX	CALBX	CCVCX
Calamos Total Return Bond Fund	CTRAX	CTXBX	CTRCX
Calamos High Income Fund	CHYDX	CAHBX	CCHYX
Calamos Market Neutral Income Fund	CVSIX	CAMNX	CVSCX
Calamos Long/Short Fund	CALSX	–	CCLSX
Calamos Dividend Growth Fund	CADVX	–	CCDVX
Calamos Mid Cap Growth Fund	CMXAX	–	CMXCX
Calamos Emerging Market Equity Fund	CEGAX	–	CEGCX

Prospectus March 1, 2014

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Calamos Growth Fund

Investment Objective

Calamos Growth Fund’s investment objective is long-term capital growth.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 88 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 59 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS A	CLASS B	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS A	CLASS B	CLASS C
Management Fees	0.83%	0.83%	0.83%
Distribution and/or Service Fees (12b-1)	0.25%	1.00%	1.00%
Other Expenses	0.20%	0.20%	0.20%
Total Annual Operating Expenses	1.28%	2.03%	2.03%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same (except for the ten-year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares in years nine and ten). Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

	REDEMPTION			NO REDEMPTION
	A	B	C	A	B	C
1 Year	599	706	306	599	206	206
3 Years	862	936	636	862	636	636
5 Years	1,145	1,293	1,093	1,145	1,093	1,093
10 Years	1,947	2,166	2,358	1,947	2,166	2,358

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 67.1% of the average value of its portfolio.

PROSPECTUS	|	March 1, 2014	3

Calamos Growth Fund

Principal Investment Strategies

The Fund invests primarily in equity securities issued by U.S. companies. The Fund currently anticipates that substantially all of its portfolio will consist of securities of companies with large and mid-sized market capitalizations. The Fund’s investment adviser generally defines a large cap company to have a market capitalization in excess of $25 billion and a mid-sized company to have a market capitalization greater than $1 billion, up to $25 billion. The Fund may invest up to 25% of its net assets in foreign securities.

In pursuing its investment objective, the Fund seeks out securities that, in the investment adviser’s opinion, offer the best opportunities for growth. The Fund’s investment adviser typically considers the company’s financial soundness, earnings and cash flow forecast and quality of management. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

•

Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•

Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

•

Mid-Sized Company Risk — Mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The prices of mid-sized company stocks tend to be more volatile than prices of large company stocks.

•

Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

•

Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

•

Sector Risk — To the extent the Fund invests a significant portion of its assets in a particular sector, a greater portion of the Fund’s performance may be effected by the general business and economic conditions effecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result, returns from those sectors may trail returns from the overall stock market and it is possible that the Fund may underperform the broader market, or experience greater volatility.

4	CALAMOS FAMILY OF FUNDS

Calamos Growth Fund

Performance

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

CLASS A ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter:	21.23% (6.30.09)	Worst Quarter:	-28.42% (12.31.08)

Average Annual Total Returns as of 12.31.13

The following table shows how the Fund’s average annual performance (before and after taxes) for the one-, five- and ten-year periods ended December 31, 2013 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

PROSPECTUS	|	March 1, 2014	5

Calamos Growth Fund

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 12.31.13
	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEAR	TEN YEAR	SINCE INCEPTION
Class A	9.4.90
Load Adjusted Return Before Taxes		26.81%	18.21%	6.33%	13.48%
Load Adjusted Return After Taxes on Distributions		19.10%	16.33%	5.16%	11.73%
Load Adjusted Return After Taxes on Distributions and Sale of Fund Shares		20.98%	14.86%	5.21%	11.28%
Class B	9.11.00
Load Adjusted Return Before Taxes		27.24%	18.27%	6.21%	5.02%
Class C	9.3.96
Load Adjusted Return Before Taxes		31.19%	18.48%	6.05%	12.52%
S&P 500 Index		32.39%	17.94%	7.41%	10.05%
Russell Midcap® Growth Index		35.74%	23.37%	9.77%	11.13%
Russell 3000® Growth Index		34.23%	20.56%	7.95%	9.37%

The Russell Midcap® Growth Index and Russell 3000® Growth Index measure the performance of those Russell Midcap companies with higher price-to-book ratios and higher growth values. The Russell Midcap® Growth Index and Russell 3000® Growth Index are provided to show how the Fund’s performance compares with the returns of indices of securities similar to those in which the Fund invests.

Investment Adviser

Calamos Advisors LLC

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Global Co-CIO
Gary D. Black (Vice President)	1.5 years	EVP, Global Co-CIO
Nick Niziolek	1 year	SVP, Co-Portfolio Manager, Co-Head of Research
Jeff Scudieri	10 years	SVP, Co-Portfolio Manager, Co-Head of Research
Jon Vacko	10 years	SVP, Co-Portfolio Manager, Co-Head of Research
Dennis Cogan	1 year	SVP, Co-Portfolio Manager
John Hillenbrand	10 years	SVP, Co-Portfolio Manager
Steve Klouda	10 years	SVP, Co-Portfolio Manager

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Other Important Information Regarding Fund Shares” on page 72 of the prospectus.

6	CALAMOS FAMILY OF FUNDS

Calamos Opportunistic Value Fund

(formerly, Calamos Value Fund)

Investment Objective

Calamos Opportunistic Value Fund’s investment objective is long-term capital growth.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 88 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 59 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS A	CLASS B	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS A	CLASS B	CLASS C
Management Fees	1.00%	1.00%	1.00%
Distribution and/or Service Fees (12b-1)	0.25%	1.00%	1.00%
Other Expenses	0.28%	0.29%	0.28%
Acquired Fund Operating Expenses (Estimated Indirect Expenses of Underlying Funds)[1]	0.01%	0.01%	0.01%
Total Annual Operating Expenses	1.54%	2.30%	2.29%
Expense Reimbursement[2]	(0.38)%	(0.39)%	(0.38)%
Total Annual Operating Expenses After Reimbursement	1.16%	1.91%	1.91%

1	“Acquired Fund Operating Expenses” include certain expenses incurred in connection with the Fund’s investment in Fidelity Prime Money Market Fund.

2	The Fund’s investment advisor has contractually agreed to reimburse Fund expenses through March 31, 2015 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) of Class A, Class B and Class C are limited to 1.15%, 1.90% and 1.90% of average net assets, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same (except for the ten-year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares in years nine and ten). Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

	REDEMPTION			NO REDEMPTION
	A	B	C	A	B	C
1 Year	588	694	294	588	194	194
3 Years	900	978	676	900	678	676
5 Years	1,238	1,392	1,188	1,238	1,192	1,188
10 Years	2,190	2,412	2,594	2,190	2,412	2,594

PROSPECTUS	|	March 1, 2014	7

Calamos Opportunistic Value Fund

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 250.3% of the average value of its portfolio.

Principal Investment Strategies

The Fund anticipates that it will invest primarily in equity securities issued by U.S. companies. The Fund’s portfolio may include securities of well-established companies with large market capitalizations as well as small, unseasoned companies. The Fund’s investment adviser generally defines a large cap company to have a market capitalization in excess of $25 billion and a mid-sized company to have a market capitalization greater than $1 billion, up to $25 billion. Generally, a small cap company is defined by the investment adviser as having a market capitalization of up to $1 billion. The Fund may invest up to 25% of its net assets in foreign securities.

In pursuing its investment objective, the Fund seeks out stocks that, in the investment adviser’s opinion, are undervalued according to certain financial measurements of their intrinsic value (such as the present value of the company’s future free cash flow). The Fund’s investment adviser typically considers the company’s financial soundness, earnings and cash flow forecast and quality of management. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

•

Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•

Value Stock Risk — Value stocks involve the risk that they may never reach what the Fund’s investment adviser believes is their full market value. Additionally, because different types of stocks tend to shift in and out of favor depending on market conditions, a value fund’s performance may sometimes be higher or lower than that of other types of funds (such as those emphasizing growth stocks).

•

Small and Mid-Sized Company Risk — Small and mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The prices of small and mid-sized company stocks tend to be more volatile than prices of large company stocks.

•

Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

•

Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

•

Sector Risk — To the extent the Fund invests a significant portion of its assets in a particular sector, a greater portion of the Fund’s performance may be effected by the general business and economic conditions effecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result, returns from those sectors may trail returns from the overall stock market and it is possible that the Fund may underperform the broader market, or experience greater volatility.

8	CALAMOS FAMILY OF FUNDS

Calamos Opportunistic Value Fund

•

Portfolio Turnover Risk — The portfolio managers may actively and frequently trade securities or other instruments in the Fund’s portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

•

Options Risk — The Fund’s ability to close out its position as a purchaser or seller of an over-the-counter or exchange-listed put or call option is dependent, in part, upon the liquidity of the option market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund’s ability to utilize options successfully will depend on the ability of the Fund’s investment adviser to predict pertinent market movements, which cannot be assured.

Performance

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

CLASS A ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter:	24.21% (6.30.09)	Worst Quarter:	-23.14% (12.31.08)

Average Annual Total Returns as of 12.31.13

The following table shows how the Fund’s average annual performance (before and after taxes) for the one-, five- and ten-year periods ended December 31, 2013 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A.

PROSPECTUS	|	March 1, 2014	9

Calamos Opportunistic Value Fund

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 12.31.13
	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEAR	TEN YEAR	SINCE INCEPTION
Class A	1.2.02
Load Adjusted Return Before Taxes		25.32%	13.21%	5.32%	5.12%
Load Adjusted Return After Taxes on Distributions		21.38%	12.43%	4.71%	4.61%
Load Adjusted Return After Taxes on Distributions and Sale of Fund Shares		14.71%	10.30%	4.20%	4.08%
Class B	1.2.02
Load Adjusted Return Before Taxes		25.49%	13.22%	5.21%	5.03%
Class C	1.2.02
Load Adjusted Return Before Taxes		29.50%	13.45%	5.05%	4.76%
Russell 1000® Value Index		32.53%	16.67%	7.58%	7.09%

Investment Adviser

Calamos Advisors LLC

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Global Co-CIO
Gary D. Black (Vice President)	1.5 years	EVP, Global Co-CIO
Jeff Miller	1.5 years	SVP, Co-Portfolio Manager
Ariel Fromer	1.5 years	VP, Co-Portfolio Manager
Tammy Miller	1.5 years	VP, Co-Portfolio Manager

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Other Important Information Regarding Fund Shares” on page 72 of the prospectus.

10	CALAMOS FAMILY OF FUNDS

Calamos Focus Growth Fund

Investment Objective

Calamos Focus Growth Fund’s investment objective is long-term capital growth.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 88 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 59 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS A	CLASS B	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS A	CLASS B	CLASS C
Management Fees	1.00%	1.00%	1.00%
Distribution and/or Service Fees (12b-1)	0.25%	1.00%	1.00%
Other Expenses	0.40%	0.40%	0.40%
Total Annual Operating Expenses	1.65%	2.40%	2.40%
Expense Reimbursement[1]	(0.50)%	(0.50)%	(0.50)%
Total Annual Operating Expenses After Reimbursement	1.15%	1.90%	1.90%

1	The Fund’s investment advisor has contractually agreed to reimburse Fund expenses through March 31, 2015 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) of Class A, Class B and Class C are limited to 1.15%, 1.90% and 1.90% of average net assets, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same (except for the ten-year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares in years nine and ten). Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

	REDEMPTION			NO REDEMPTION
	A	B	C	A	B	C
1 Year	587	693	293	587	193	193
3 Years	921	996	696	921	696	696
5 Years	1,281	1,431	1,231	1,281	1,231	1,231
10 Years	2,293	2,508	2,695	2,293	2,508	2,695

PROSPECTUS	|	March 1, 2014	11

Calamos Focus Growth Fund

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 89.0% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in equity securities issued by U.S. companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings) in “Blue Chip” companies. For this purpose, a Blue Chip company is one whose stock is included in the Standard & Poor’s 500 Stock Index or the Dow Jones Industrial Average or a company with a market capitalization of at least $2 billion, and that the Fund’s investment adviser believes is well established, well known and financially viable (usually with at least four consecutive quarters of as-reported earnings, excluding discontinued operations and extraordinary items). The Fund may invest up to 25% of its net assets in foreign securities.

In pursuing its investment objective, the Fund seeks out a portfolio that opportunistically blends “Blue Chip” growth and value companies, with a bias toward companies that, in the investment adviser’s opinion, offer the best opportunities for growth. The Fund’s investment adviser typically considers the company’s financial soundness, earnings and cash flow forecast and quality of management. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

•

Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•

Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

•

Value Stock Risk — Value stocks involve the risk that they may never reach what the underlying funds’ investment adviser believes is their full market value. Additionally, because different types of stocks tend to shift in and out of favor depending on market conditions, a value fund’s performance may sometimes be higher or lower than that of other types of funds (such as those emphasizing growth stocks).

•

Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

•

Forward Foreign Currency Contract Risk — Forward foreign currency contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) at a price set at the time of the contract. The Fund may not fully benefit from, or may lose money on, forward foreign currency transactions if changes in currency exchange rates do not occur as anticipated or do not correspond accurately to changes in the value of the Fund’s holdings.

12	CALAMOS FAMILY OF FUNDS

Calamos Focus Growth Fund

•

Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

•

Sector Risk — To the extent the Fund invests a significant portion of its assets in a particular sector, a greater portion of the Fund’s performance may be effected by the general business and economic conditions effecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result, returns from those sectors may trail returns from the overall stock market and it is possible that the Fund may underperform the broader market, or experience greater volatility.

•

Options Risk — The Fund’s ability to close out its position as a purchaser or seller of an over-the-counter or exchange-listed put or call option is dependent, in part, upon the liquidity of the option market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund’s ability to utilize options successfully will depend on the ability of the Fund’s investment adviser to predict pertinent market movements, which cannot be assured.

Performance

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

CLASS A ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter:	18.03% (6.30.09)	Worst Quarter:	-21.92% (12.31.08)

Average Annual Total Returns as of 12.31.13

The following table shows how the Fund’s average annual performance (before and after taxes) for the one-, five- and ten-year periods ended December 31, 2013 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax

PROSPECTUS	|	March 1, 2014	13

Calamos Focus Growth Fund

situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 12.31.13
	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEAR	TEN YEAR	SINCE INCEPTION
Class A	12.1.03
Load Adjusted Return Before Taxes		27.29%	15.46%	6.30%	6.31%
Load Adjusted Return After Taxes on Distributions		27.26%	15.43%	6.17%	6.17%
Load Adjusted Return After Taxes on Distributions and Sale of Fund Shares		15.47%	12.50%	5.11%	5.12%
Class B	12.1.03
Load Adjusted Return Before Taxes		27.75%	15.51%	6.17%	6.19%
Class C	12.1.03
Load Adjusted Return Before Taxes		31.73%	15.72%	6.02%	6.03%
S&P 500 Index		32.39%	17.94%	7.41%	7.77%
Russell 1000® Growth Index		33.48%	20.39%	7.83%	8.00%

The Russell 1000® Growth Index measures the performance of those companies in the Russell 1000® Index with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Growth Index is provided to show how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests.

Investment Adviser

Calamos Advisors LLC

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Global Co-CIO
Gary D. Black (Vice President)	1.5 years	EVP, Global Co-CIO
Nick Niziolek	1 year	SVP, Co-Portfolio Manager, Co-Head of Research
Jeff Scudieri	since Fund’s inception	SVP, Co-Portfolio Manager, Co-Head of Research
Jon Vacko	since Fund’s inception	SVP, Co-Portfolio Manager, Co-Head of Research
Dennis Cogan	1 year	SVP, Co-Portfolio Manager
John Hillenbrand	since Fund’s inception	SVP, Co-Portfolio Manager
Steve Klouda	since Fund’s inception	SVP, Co-Portfolio Manager

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Other Important Information Regarding Fund Shares” on page 72 of the prospectus.

14	CALAMOS FAMILY OF FUNDS

Calamos Discovery Growth Fund

Investment Objective

Calamos Discovery Growth Fund’s investment objective is long-term capital growth.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares does the Fund offer?” on page 88 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 59 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS A	CLASS B	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS A	CLASS B	CLASS C
Management Fees	1.00%	1.00%	1.00%
Distribution and/or Service Fees (12b-1)	0.25%	1.00%	1.00%
Other Expenses	0.44%	0.44%	0.44%
Acquired Fund Operating Expenses (Estimated Indirect Expenses of Underlying Funds)[1]	0.03%	0.03%	0.03%
Total Annual Operating Expenses	1.72%	2.47%	2.47%
Expense Reimbursement[2]	(0.19)%	(0.19)%	(0.19)%
Total Annual Operating Expenses After Reimbursement	1.53%	2.28%	2.28%

1	“Acquired Fund Operating Expenses” include certain expenses incurred in connection with the Fund’s investment in Fidelity Prime Money Market Fund and Main Street Capital Corp.

2	The Fund’s investment advisor has contractually agreed to reimburse Fund expenses through March 31, 2015 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) of Class A, Class B and Class C are limited to 1.50%, 2.25% and 2.25% of average net assets, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same (except for the ten-year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares in years nine and ten). Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

	REDEMPTION			NO REDEMPTION
	A	B	C	A	B	C
1 Year	623	731	331	623	231	231
3 Years	972	1,049	749	972	749	749
5 Years	1,346	1,496	1,296	1,346	1,296	1,296
10 Years	2,393	2,605	2,790	2,393	2,605	2,790

PROSPECTUS	|	March 1, 2014	15

Calamos Discovery Growth Fund

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 248.3% of the average value of its portfolio.

Principal Investment Strategies

The Fund will invest substantially all of its assets in a diversified portfolio of equity investments in small and mid-cap issuers with public stock market capitalizations within the range of the market capitalization of companies constituting the Russell 2500 Growth Index at the time of investment. The Fund may invest up to 25% of its net assets in foreign securities.

In pursuing its investment objective, the Fund seeks out securities that, in the investment adviser’s opinion, offer the best opportunities for growth. The Fund’s investment adviser typically considers the company’s financial soundness, earnings and cash flow forecast and quality of management. In addition, the Fund may engage in active and frequent trading of portfolio securities. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

•

Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•

Small and Mid-Sized Company Stock Risk — Small to mid-sized company stocks have historically been subject to greater investment risk than large company stock. The prices of small to mid-sized company stocks tend to be more volatile and less liquid than large company stocks. Small and mid-sized companies may have no or relatively short operating histories, or be newly formed public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

•

Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

•

Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in the U.S. markets.

•

Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

•

Portfolio Turnover Risk — The portfolio managers may actively and frequently trade securities or other instruments in the Fund’s portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

16	CALAMOS FAMILY OF FUNDS

Calamos Discovery Growth Fund

Performance

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

CLASS A ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter:	15.41% (3.31.11)	Worst Quarter:	-27.86% (9.30.11)

Average Annual Total Returns as of 12.31.13

The following table shows how the Fund’s average annual performance (before and after taxes) for the one-year period ended December 31, 2013 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A.

PROSPECTUS	|	March 1, 2014	17

Calamos Discovery Growth Fund

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 12.31.13
	INCEPTION DATE OF CLASS	ONE YEAR	SINCE INCEPTION
Class A	6.1.10
Load Adjusted Return Before Taxes		28.92%	12.67%
Load Adjusted Return After Taxes on Distributions		22.68%	11.11%
Load Adjusted Return After Taxes on Distributions and Sale of Fund Shares		17.46%	9.38%
Class B	6.1.10
Load Adjusted Return Before Taxes		29.31%	12.77%
Class C	6.1.10
Load Adjusted Return Before Taxes		33.33%	13.38%
Russell 2500® Growth Index		40.65%	21.81%

Investment Adviser

Calamos Advisors LLC

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Global Co-CIO
Gary D. Black (Vice President)	1.5 years	EVP, Global Co-CIO
David Kalis	1 year	VP, Co-Portfolio Manager
Michael Roesler	since March 1, 2014	VP, Co-Portfolio Manager

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Other Important Information Regarding Fund Shares” on page 72 of the prospectus.

18	CALAMOS FAMILY OF FUNDS

Calamos International Growth Fund

Investment Objective

Calamos International Growth Fund’s investment objective is long-term capital growth.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 88 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 59 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS A	CLASS B	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS A	CLASS B	CLASS C
Management Fees (subject to performance adjustment)	0.98%	0.98%	0.98%
Distribution and/or Service Fees (12b-1)	0.25%	1.00%	1.00%
Other Expenses	0.25%	0.25%	0.25%
Total Annual Operating Expenses	1.48%	2.23%	2.23%
Expense Reimbursement[1]	(0.08)%	(0.08)%	(0.08)%
Total Annual Operating Expenses After Reimbursement	1.40%	2.15%	2.15%

1	The Fund’s investment advisor has contractually agreed to reimburse Fund expenses through March 31, 2015 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) of Class A, Class B and Class C are limited to 1.40%, 2.15% and 2.15% of average net assets, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same (except for the ten-year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares in years nine and ten). Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

	REDEMPTION			NO REDEMPTION
	A	B	C	A	B	C
1 Year	611	718	318	611	218	218
3 Years	913	989	689	913	689	689
5 Years	1,237	1,387	1,187	1,237	1,187	1,187
10 Years	2,153	2,369	2,558	2,153	2,369	2,558

PROSPECTUS	|	March 1, 2014	19

Calamos International Growth Fund

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 73.4% of the average value of its portfolio.

Principal Investment Strategies

The Fund anticipates that under normal circumstances its investment adviser’s investment process will result in the Fund investing in an internationally diversified manner, with at least 40% of its assets in securities of foreign issuers. Although not a principal investment strategy, the Fund may invest in securities of issuers in emerging markets to a significant extent.

The Fund’s portfolio may include securities of well-established companies with large market capitalizations as well as small, unseasoned companies. The Fund’s investment adviser generally defines a large cap company to have a market capitalization in excess of $25 billion and a mid-sized company to have a market capitalization greater than $1 billion, up to $25 billion. Generally, a small cap company is defined by the investment adviser as having a market capitalization of up to $1 billion.

In pursuing its investment objective, the Fund seeks out securities that, in the investment adviser’s opinion, offer some of the best opportunities for growth. The Fund’s investment adviser typically considers the company’s financial soundness, earnings and cash flow forecast and quality of management. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

•

Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•

Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

•

Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

•

Emerging Markets Risk — Emerging market countries may have relatively unstable governments and economies based on only a few industries, which may cause greater instability. The value of emerging market securities will likely be particularly sensitive to changes in the economies of such countries. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

•

Small and Mid-Sized Company Risk — Small and mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The prices of small and mid-sized company stocks tend to be more volatile than prices of large company stocks.

20	CALAMOS FAMILY OF FUNDS

Calamos International Growth Fund

•

Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Performance

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

CLASS A ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter:	29.02% (6.30.09)	Worst Quarter:	-26.31% (12.31.08)

Average Annual Total Returns as of 12.31.13

The following table shows how the Fund’s average annual performance (before and after taxes) for the one and five-year periods ended December 31, 2013 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A.

PROSPECTUS	|	March 1, 2014	21

Calamos International Growth Fund

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 12.31.13
	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEAR	SINCE INCEPTION
Class A	3.16.05
Load Adjusted Return Before Taxes		8.69%	17.05%	8.28%
Load Adjusted Return After Taxes on Distributions		8.76%	17.14%	8.27%
Load Adjusted Return After Taxes on Distributions and Sale of Fund Shares		5.17%	13.97%	6.85%
Class B	3.16.05
Load Adjusted Return Before Taxes		8.25%	17.09%	8.14%
Class C	3.16.05
Load Adjusted Return Before Taxes		12.27%	17.31%	8.06%
MSCI EAFE Growth Index		22.94%	13.21%	6.25%
MSCI ACWI ex US Growth Index		15.86%	13.28%	6.55%

The MSCI ACWI ex US Growth Index is designed to measure the equity market performance of companies outside of the United States with higher growth values in developed and emerging markets. The MSCI ACWI ex US Growth Index is provided to show how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests.

Investment Adviser

Calamos Advisors LLC

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Global Co-CIO
Gary D. Black (Vice President)	1.5 years	EVP, Global Co-CIO
Nick Niziolek	1 year	SVP, Co-Portfolio Manager, Co-Head of Research
Jeff Scudieri	since Fund’s inception	SVP, Co-Portfolio Manager, Co-Head of Research
Jon Vacko	since Fund’s inception	SVP, Co-Portfolio Manager, Co-Head of Research
Dennis Cogan	1 year	SVP, Co-Portfolio Manager
John Hillenbrand	since Fund’s inception	SVP, Co-Portfolio Manager
Steve Klouda	since Fund’s inception	SVP, Co-Portfolio Manager

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Other Important Information Regarding Fund Shares” on page 72 of the prospectus.

22	CALAMOS FAMILY OF FUNDS

Calamos Evolving World Growth Fund

Investment Objective

Calamos Evolving World Growth Fund’s investment objective is long-term capital growth.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 88 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 59 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS A	CLASS B	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS A	CLASS B	CLASS C
Management Fees	1.10%	1.10%	1.10%
Distribution and/or Service Fees (12b-1)	0.25%	1.00%	1.00%
Other Expenses	0.29%	0.29%	0.29%
Total Annual Operating Expenses	1.64%	2.39%	2.39%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same (except for the ten-year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares in years nine and ten). Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

	REDEMPTION			NO REDEMPTION
	A	B	C	A	B	C
1 Year	634	742	342	634	242	242
3 Years	968	1,045	745	968	745	745
5 Years	1,324	1,475	1,275	1,324	1,275	1,275
10 Years	2,326	2,540	2,726	2,326	2,540	2,726

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 85.8% of the average value of its portfolio.

PROSPECTUS	|	March 1, 2014	23

Calamos Evolving World Growth Fund

Principal Investment Strategies

The Fund anticipates that, under normal circumstances, the investment adviser’s process will result in the Fund investing in a globally diversified manner, with at least 40% of its assets in securities of foreign issuers. The Fund intends to invest at least 35% of its assets in equity, convertible or debt securities of issuers that are incorporated in emerging market countries. Under normal circumstances, the remaining assets will be invested primarily in (1) equity, convertible or debt securities of companies, regardless of where they are incorporated, if the Fund’s investment adviser determines that a significant portion (generally, 20% or more) of the assets or revenues of each such company is attributable to emerging market countries and (2) sovereign and agency debt of non-emerging market countries.

In pursuing its investment objective, the Fund seeks out securities that, in the investment adviser’s opinion, offer the best opportunities for growth. The Fund’s investment adviser typically considers the company’s financial soundness, earnings and cash flow forecast and quality of management. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

•

Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•

Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

•

Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

•

Emerging Markets Risk — Emerging market countries may have relatively unstable governments and economies based on only a few industries, which may cause greater instability. The value of emerging market securities will likely be particularly sensitive to changes in the economies of such countries. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

•

Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value.

•

Synthetic Convertible Instruments Risk — The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible instrument is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

•

Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

24	CALAMOS FAMILY OF FUNDS

Calamos Evolving World Growth Fund

•

Interest Rate Risk — The value of fixed-income securities generally decreases in periods when interest rates are rising. In addition, interest rate changes typically have a greater effect on prices of longer-term fixed-income securities than shorter-term fixed-income securities. Recent events in the fixed-income market may expose the Fund to heightened interest rate risk and volatility.

•

Credit Risk — An issuer of a fixed-income security could be downgraded or default. If the Fund holds securities that have been downgraded, or that default on payment, the Fund’s performance could be negatively affected.

Performance

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

CLASS A ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter:	24.05% (6.30.09)	Worst Quarter:	-17.08% (9.30.11)

Average Annual Total Returns as of 12.31.13

The following table shows how the Fund’s average annual performance (before and after taxes) for the one- and five-year periods ended December 31, 2013 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A.

PROSPECTUS	|	March 1, 2014	25

Calamos Evolving World Growth Fund

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 12.31.13
	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEAR	SINCE INCEPTION
Class A	8.15.08
Load Adjusted Return Before Taxes		2.81%	13.85%	5.99%
Load Adjusted Return After Taxes on Distributions		2.66%	13.83%	5.91%
Load Adjusted Return After Taxes on Distributions and Sale of Fund Shares		1.83%	11.21%	4.73%
Class B	8.15.08
Load Adjusted Return Before Taxes		2.10%	13.81%	6.00%
Class C	8.15.08
Load Adjusted Return Before Taxes		6.10%	14.07%	6.16%
MSCI Emerging Markets Index		-2.27%	15.15%	3.32%

Investment Adviser

Calamos Advisors LLC

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Global Co-CIO
Gary D. Black (Vice President)	1.5 years	EVP, Global Co-CIO
Nick Niziolek	1 year	SVP, Co-Portfolio Manager, Co-Head of Research
Jeff Scudieri	since Fund’s inception	SVP, Co-Portfolio Manager, Co-Head of Research
Jon Vacko	since Fund’s inception	SVP, Co-Portfolio Manager, Co-Head of Research
Dennis Cogan	1 year	SVP, Co-Portfolio Manager
John Hillenbrand	since Fund’s inception	SVP, Co-Portfolio Manager
Steve Klouda	since Fund’s inception	SVP, Co-Portfolio Manager
Eli Pars	since March 1, 2014	SVP, Co-Portfolio Manager

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Other Important Information Regarding Fund Shares” on page 72 of the prospectus.

26	CALAMOS FAMILY OF FUNDS

Calamos Global Equity Fund

Investment Objective

Calamos Global Equity Fund’s investment objective is long-term capital growth.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 88 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 59 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS A	CLASS B	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS A	CLASS B	CLASS C
Management Fees (subject to performance adjustment)	0.98%	0.98%	0.98%
Distribution and/or Service Fees (12b-1)	0.25%	1.00%	1.00%
Other Expenses	0.22%	0.22%	0.22%
Total Annual Operating Expenses	1.45%	2.20%	2.20%
Expense Reimbursement[1]	(0.05)%	(0.05)%	(0.05)%
Total Annual Operating Expenses After Reimbursement	1.40%	2.15%	2.15%

1	The Fund’s investment advisor has contractually agreed to reimburse Fund expenses through March 31, 2015 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) of Class A, Class B and Class C are limited to 1.40%, 2.15% and 2.15% of average net assets, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same (except for the ten-year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares in years nine and ten). Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

	REDEMPTION			NO REDEMPTION
	A	B	C	A	B	C
1 Year	611	718	318	611	218	218
3 Years	907	983	683	907	683	683
5 Years	1,225	1,374	1,174	1,225	1,174	1,174
10 Years	2,124	2,339	2,528	2,124	2,339	2,528

PROSPECTUS	|	March 1, 2014	27

Calamos Global Equity Fund

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 75.3% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in a globally-diversified portfolio of equity securities. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings) in equity securities, including convertible securities convertible into equity securities.

The Fund’s portfolio may include securities of well-established companies with large market capitalizations as well as small, unseasoned companies. The Fund’s investment adviser generally defines a large cap company to have a market capitalization in excess of $25 billion and a mid-sized company to have a market capitalization greater than $1 billion, up to $25 billion. Generally, a small cap company is defined by the investment adviser as having a market capitalization of up to $1 billion.

The Fund anticipates that, under normal circumstances, the investment adviser’s process will result in the Fund investing in a globally diversified manner, with at least 40% of its assets in securities of foreign issuers. Although not a principal investment strategy, the Fund may invest in securities of issuers in emerging markets to a significant extent.

In its fundamental analysis, the Fund’s investment adviser typically considers the company’s financial soundness, earnings and cash flow forecast and quality of management. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

•

Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•

Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

•

Value Stock Risk — Value stocks involve the risk that they may never reach what the Fund’s investment adviser believes is their full market value. Additionally, because different types of stocks tend to shift in and out of favor depending on market conditions, a value fund’s performance may sometimes be higher or lower than that of other types of funds (such as those emphasizing growth stocks).

•

Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

•

Forward Foreign Currency Contract Risk — Forward foreign currency contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) at a price set at the time of the contract. The Fund may not fully benefit from, or may lose money on, forward foreign currency transactions if changes in currency exchange rates do not occur as anticipated or do not correspond accurately to changes in the value of the Fund’s holdings.

28	CALAMOS FAMILY OF FUNDS

Calamos Global Equity Fund

•

Emerging Markets Risk — Emerging market countries may have relatively unstable governments and economies based on only a few industries, which may cause greater instability. The value of emerging market securities will likely be particularly sensitive to changes in the economies of such countries. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

•

Small and Mid-Sized Company Risk — Small and mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The prices of small and mid-sized company stocks tend to be more volatile than prices of large company stocks.

•

Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Performance

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

CLASS A ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter:	23.76% (6.30.09)	Worst Quarter:	-23.50% (12.31.08)

Average Annual Total Returns as of 12.31.13

The following table shows how the Fund’s average annual performance (before and after taxes) for the one- and five-year periods ended December 31, 2013 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A.

PROSPECTUS	|	March 1, 2014	29

Calamos Global Equity Fund

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 12.31.13
	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEAR	SINCE INCEPTION
Class A	3.1.07
Load Adjusted Return Before Taxes		13.82%	18.34%	6.91%
Load Adjusted Return After Taxes on Distributions		13.17%	18.20%	6.62%
Load Adjusted Return After Taxes on Distributions and Sale of Fund Shares		8.33%	14.94%	5.39%
Class B	3.1.07
Load Adjusted Return Before Taxes		13.63%	18.42%	6.87%
Class C	3.1.07
Load Adjusted Return Before Taxes		17.58%	18.61%	6.87%
MSCI World Index		27.37%	15.68%	4.52%
MSCI ACWI Growth Index		23.62%	16.52%	5.48%

The MSCI ACWI Growth Index is designed to measure the equity market performance of companies with higher growth values in developed and emerging markets. The MSCI ACWI Growth Index is provided to show how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests.

Investment Adviser

Calamos Advisors LLC

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Global Co-CIO
Gary D. Black (Vice President)	1.5 years	EVP, Global Co-CIO
Nick Niziolek	1 year	SVP, Co-Portfolio Manager, Co-Head of Research
Jeff Scudieri	since Fund’s inception	SVP, Co-Portfolio Manager, Co-Head of Research
Jon Vacko	since Fund’s inception	SVP, Co-Portfolio Manager, Co-Head of Research
Dennis Cogan	1 year	SVP, Co-Portfolio Manager
John Hillenbrand	since Fund’s inception	SVP, Co-Portfolio Manager
Steve Klouda	since Fund’s inception	SVP, Co-Portfolio Manager

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Other Important Information Regarding Fund Shares” on page 72 of the prospectus.

30	CALAMOS FAMILY OF FUNDS

Calamos Growth and Income Fund

Investment Objective

Calamos Growth and Income Fund’s investment objective is high long-term total return through growth and current income.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 88 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 59 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS A	CLASS B	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS A	CLASS B	CLASS C
Management Fees	0.67%	0.67%	0.67%
Distribution and/or Service Fees (12b-1)	0.25%	1.00%	1.00%
Other Expenses	0.17%	0.17%	0.17%
Total Annual Operating Expenses	1.09%	1.84%	1.84%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same (except for the ten-year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares in years nine and ten). Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

	REDEMPTION			NO REDEMPTION
	A	B	C	A	B	C
1 Year	581	687	287	581	187	187
3 Years	805	879	579	805	579	579
5 Years	1,047	1,196	996	1,047	996	996
10 Years	1,739	1,962	2,158	1,739	1,962	2,158

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 59.5% of the average value of its portfolio.

PROSPECTUS	|	March 1, 2014	31

Calamos Growth and Income Fund

Principal Investment Strategies

The Fund invests primarily in a diversified portfolio of convertible, equity and fixed-income securities of U.S. companies without regard to market capitalization. In pursuing its investment objective, the Fund attempts to utilize these different types of securities to strike, in the investment adviser’s opinion, the appropriate balance between risk and reward in terms of growth and income.

The Fund attempts to keep a consistent balance between risk and reward over the course of different market cycles, through various combinations of stocks, bonds and/or convertible securities, to achieve what the Fund’s investment adviser believes to be an appropriate blend for the then-current market. As the market environment changes, portfolio securities may change in an attempt to achieve a relatively consistent risk level over time. At some points in a market cycle, one type of security may make up a substantial portion of the portfolio, while at other times certain securities may have minimal or no representation, depending on market conditions. The average term to maturity of the convertible and fixed-income securities purchased by the Fund will typically range from two to ten years. Interest rate changes normally have a greater effect on prices of longer-term bonds than shorter-term bonds. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes. Consistent with the Fund’s investment objective and principal investment strategies the Fund’s investment adviser views the strategies as low volatility equity strategies and attempts to achieve equity-like returns with lower than equity market risk by managing a portfolio that it believes will exhibit less volatility over full market cycles.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

•

Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value.

•

Synthetic Convertible Instruments Risk — The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible instrument is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

•

Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•

Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

•

Small and Mid-Sized Company Risk — Small and mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The prices of small and mid-sized company stocks tend to be more volatile than prices of large company stocks.

•

Interest Rate Risk — The value of fixed-income securities generally decreases in periods when interest rates are rising. In addition, interest rate changes typically have a greater effect on prices of longer-term fixed-income securities than shorter-term fixed-income securities. Recent events in the fixed-income market may expose the Fund to heightened interest rate risk and volatility.

•

Credit Risk — An issuer of a fixed-income security could be downgraded or default. If the Fund holds securities that have been downgraded, or that default on payment, the Fund’s performance could be negatively affected.

32	CALAMOS FAMILY OF FUNDS

Calamos Growth and Income Fund

•

Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

•

High Yield Risk — High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

•

Forward Foreign Currency Contract Risk — Forward foreign currency contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) at a price set at the time of the contract. The Fund may not fully benefit from, or may lose money on, forward foreign currency transactions if changes in currency exchange rates do not occur as anticipated or do not correspond accurately to changes in the value of the Fund’s holdings.

•

Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Performance

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

CLASS A ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter:	15.12% (9.30.09)	Worst Quarter:	-14.68% (12.31.08)

Average Annual Total Returns as of 12.31.13

The following table shows how the Fund’s average annual performance (before and after taxes) for the one-, five- and ten-year periods ended December 31, 2013 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

PROSPECTUS	|	March 1, 2014	33

Calamos Growth and Income Fund

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 12.31.13
	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEAR	TEN YEAR	SINCE INCEPTION
Class A	9.22.88
Load Adjusted Return Before Taxes		11.25%	12.94%	6.11%	11.33%
Load Adjusted Return After Taxes on Distributions		8.52%	11.90%	5.14%	9.42%
Load Adjusted Return After Taxes on Distributions and Sale of Fund Shares		8.49%	10.34%	4.87%	8.96%
Class B	9.11.00
Load Adjusted Return Before Taxes		11.57%	13.15%	5.99%	6.51%
Class C	8.5.96
Load Adjusted Return Before Taxes		14.91%	13.20%	5.83%	10.10%
S&P 500 Index		32.39%	17.94%	7.41%	10.33%
BofA Merrill Lynch All U.S. Convertibles EX Mandatory Index		25.00%	18.83%	7.25%	9.62%

The BofA Merrill Lynch All U.S. Convertibles EX Mandatory Index represents the U.S. convertible market excluding mandatory convertibles. The BofA Merrill Lynch All U.S. Convertibles EX Mandatory Index is provided to show how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests.

Investment Adviser

Calamos Advisors LLC

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Global Co-CIO
Gary D. Black (Vice President)	1.5 years	EVP, Global Co-CIO
Nick Niziolek	1 year	SVP, Co-Portfolio Manager, Co-Head of Research
Jeff Scudieri	10 years	SVP, Co-Portfolio Manager, Co-Head of Research
Jon Vacko	10 years	SVP, Co-Portfolio Manager, Co-Head of Research
Dennis Cogan	1 year	SVP, Co-Portfolio Manager
John Hillenbrand	10 years	SVP, Co-Portfolio Manager
Steve Klouda	10 years	SVP, Co-Portfolio Manager
Eli Pars	since August 5, 2013	SVP, Co-Portfolio Manager

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Other Important Information Regarding Fund Shares” on page 72 of the prospectus.

34	CALAMOS FAMILY OF FUNDS

Calamos Global Growth and Income Fund

Investment Objective

Calamos Global Growth and Income Fund’s investment objective is high long-term total return through capital appreciation and current income.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 88 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 59 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS A	CLASS B	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS A	CLASS B	CLASS C
Management Fees	0.97%	0.97%	0.97%
Distribution and/or Service Fees (12b-1)	0.25%	1.00%	1.00%
Other Expenses	0.19%	0.19%	0.19%
Total Annual Operating Expenses	1.41%	2.16%	2.16%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same (except for the ten-year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares in years nine and ten). Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

	REDEMPTION			NO REDEMPTION
	A	B	C	A	B	C
1 Year	612	719	319	612	219	219
3 Years	901	976	676	901	676	676
5 Years	1,210	1,359	1,159	1,210	1,159	1,159
10 Years	2,086	2,303	2,493	2,086	2,303	2,493

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 48.2% of the average value of its portfolio.

PROSPECTUS	|	March 1, 2014	35

Calamos Global Growth and Income Fund

Principal Investment Strategies

The Fund invests primarily in a globally-diversified portfolio of convertible, equity and fixed-income securities without regard to market capitalization. In pursuing its investment objective, the Fund attempts to utilize these different types of securities to strike, in the investment adviser’s opinion, the appropriate balance between risk and reward in terms of growth and income.

The Fund anticipates that under normal circumstances its investment adviser’s investment process will result in the Fund investing in an internationally-diversified manner, with at least 40% of its assets in securities of foreign issuers. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes. Consistent with the Fund’s investment objective and principal investment strategies the Fund’s investment adviser views the strategies as low volatility equity strategies and attempts to achieve equity-like returns with lower than equity market risk by managing a portfolio that it believes will exhibit less volatility over full market cycles.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

•

Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value.

•

Synthetic Convertible Instruments Risk — The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible instrument is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

•

Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

•

Emerging Markets Risk — Emerging market countries may have relatively unstable governments and economies based on only a few industries, which may cause greater instability. The value of emerging market securities will likely be particularly sensitive to changes in the economies of such countries. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

•

Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•

Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

•

Interest Rate Risk — The value of fixed-income securities generally decreases in periods when interest rates are rising. In addition, interest rate changes typically have a greater effect on prices of longer-term fixed-income securities than shorter-term fixed-income securities. Recent events in the fixed-income market may expose the Fund to heightened interest rate risk and volatility.

•

Credit Risk — An issuer of a fixed-income security could be downgraded or default. If the Fund holds securities that have been downgraded, or that default on payment, the Fund’s performance could be negatively affected.

36	CALAMOS FAMILY OF FUNDS

Calamos Global Growth and Income Fund

•

High Yield Risk — High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

•

Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

•

Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

Performance

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

CLASS A ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter:	14.17% (6.30.09)	Worst Quarter:	-14.44% (12.31.08)

Average Annual Total Returns as of 12.31.13

The following table shows how the Fund’s average annual performance (before and after taxes) for the one-, five- and ten-year periods ended December 31, 2013 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

PROSPECTUS	|	March 1, 2014	37

Calamos Global Growth and Income Fund

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 12.31.13
	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEAR	TEN YEAR	SINCE INCEPTION
Class A	9.9.96
Load Adjusted Return Before Taxes		7.67%	11.11%	6.60%	8.39%
Load Adjusted Return After Taxes on Distributions		3.01%	9.91%	5.67%	7.20%
Load Adjusted Return After Taxes on Distributions and Sale of Fund Shares		7.60%	8.80%	5.29%	6.70%
Class B	9.11.00
Load Adjusted Return Before Taxes		7.46%	11.09%	6.47%	5.50%
Class C	9.24.96
Load Adjusted Return Before Taxes		11.13%	11.35%	6.31%	8.06%
MSCI ACWI Index		23.44%	15.53%	7.72%	6.93%
MSCI World Index		27.37%	15.68%	7.56%	6.95%

The MSCI World Index is designed to measure the equity market performance of developed markets. The MSCI World Index is provided to show how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests.

Investment Adviser

Calamos Advisors LLC

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Global Co-CIO
Gary D. Black (Vice President)	1.5 years	EVP, Global Co-CIO
Nick Niziolek	1 year	SVP, Co-Portfolio Manager, Co-Head of Research
Jeff Scudieri	10 years	SVP, Co-Portfolio Manager, Co-Head of Research
Jon Vacko	10 years	SVP, Co-Portfolio Manager, Co-Head of Research
Dennis Cogan	1 year	SVP, Co-Portfolio Manager
John Hillenbrand	10 years	SVP, Co-Portfolio Manager
Steve Klouda	10 years	SVP, Co-Portfolio Manager
Eli Pars	since August 5, 2013	SVP, Co-Portfolio Manager

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Other Important Information Regarding Fund Shares” on page 72 of the prospectus.

38	CALAMOS FAMILY OF FUNDS

Calamos Convertible Fund

Investment Objective

Calamos Convertible Fund’s primary objective is current income, with growth as its secondary objective.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 88 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 59 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS A	CLASS B	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS A	CLASS B	CLASS C
Management Fees	0.71%	0.71%	0.71%
Distribution and/or Service Fees (12b-1)	0.25%	1.00%	1.00%
Other Expenses	0.16%	0.16%	0.16%
Total Annual Operating Expenses	1.12%	1.87%	1.87%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same (except for the ten-year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares in years nine and ten). Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

	REDEMPTION			NO REDEMPTION
	A	B	C	A	B	C
1 Year	584	690	290	584	190	190
3 Years	814	888	588	814	588	588
5 Years	1,063	1,211	1,011	1,063	1,011	1,011
10 Years	1,774	1,996	2,192	1,774	1,996	2,192

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 73.1% of the average value of its portfolio.

PROSPECTUS	|	March 1, 2014	39

Calamos Convertible Fund

Principal Investment Strategies

The Fund invests mainly in a diversified portfolio of convertible securities issued by both U.S. and foreign companies without regard to market capitalization. These convertible securities may be either debt securities or preferred stocks that can be exchanged for common stock. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings) in convertible securities. The average term to maturity of the convertible securities purchased by the Fund will typically range from two to ten years.

The Fund may invest up to 25% of its net assets in foreign securities, but generally will invest approximately 5% to 15% of net assets in foreign securities.

In analyzing the appreciation potential of the underlying common stock and the default risk of the convertible security, the Fund generally considers the issuer’s financial soundness, ability to make interest and dividend payments, earnings and cash flow forecast and quality of management. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes. Consistent with the Fund’s investment objective and principal investment strategies the Fund’s investment adviser views the strategies as low volatility equity strategies and attempts to achieve equity-like returns with lower than equity market risk by managing a portfolio that it believes will exhibit less volatility over full market cycles.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objectives. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

•

Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value.

•

Synthetic Convertible Instruments Risk — The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible instrument is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

•

Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

•

Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•

Interest Rate Risk — The value of fixed-income securities generally decreases in periods when interest rates are rising. In addition, interest rate changes typically have a greater effect on prices of longer-term fixed-income securities than shorter- term fixed-income securities. Recent events in the fixed-income market may expose the Fund to heightened interest rate risk and volatility.

•

Credit Risk — An issuer of a fixed-income security could be downgraded or default. If the Fund holds securities that have been downgraded, or that default on payment, the Fund’s performance could be negatively affected.

•

High Yield Risk — High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

40	CALAMOS FAMILY OF FUNDS

Calamos Convertible Fund

•

Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

•

Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

Performance

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

CLASS A ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter:	14.06% (9.30.09)	Worst Quarter:	-12.20% (12.31.08)

Average Annual Total Returns as of 12.31.13

The following table shows how the Fund’s average annual performance (before and after taxes) for the one-, five- and ten-year periods ended December 31, 2013 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

PROSPECTUS	|	March 1, 2014	41

Calamos Convertible Fund

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 12.31.13
	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEAR	TEN YEAR	SINCE INCEPTION
Class A	6.21.85
Load Adjusted Return Before Taxes		14.64%	11.54%	5.42%	9.39%
Load Adjusted Return After Taxes on Distributions		11.09%	9.64%	3.61%	7.21%
Load Adjusted Return After Taxes on Distributions and Sale of Fund Shares		9.34%	9.01%	3.97%	7.08%
Class B	9.11.00
Load Adjusted Return Before Taxes		14.48%	11.52%	5.30%	5.88%
Class C	7.5.96
Load Adjusted Return Before Taxes		18.52%	11.77%	5.14%	8.06%
BofA Merrill Lynch All US Convertibles Index		24.92%	18.85%	7.13%	—
S&P 500 Index		32.39%	17.94%	7.41%	10.85%
Value Line Convertible Index		22.41%	19.90%	8.92%	8.88%

Since inception return for the BofA Merrill Lynch All US Convertible Index is not available as the inception date of the Index is 1/1/1988. The S&P 500 Index is generally considered to be representative of the U.S. stock market. The Value Line Convertible Index measures convertible bond asset class performance. The S&P 500 Index and the Value Line Convertible Index are provided to show how the Fund’s performance compares with the returns of indices of securities similar to those in which the Fund invests.

Investment Adviser

Calamos Advisors LLC

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Global Co-CIO
Gary D. Black (Vice President)	1.5 years	EVP, Global Co-CIO
Nick Niziolek	1 year	SVP, Co-Portfolio Manager, Co-Head of Research
Jeff Scudieri	10 years	SVP, Co-Portfolio Manager, Co-Head of Research
Jon Vacko	10 years	SVP, Co-Portfolio Manager, Co-Head of Research
Dennis Cogan	1 year	SVP, Co-Portfolio Manager
John Hillenbrand	10 years	SVP, Co-Portfolio Manager
Steve Klouda	10 years	SVP, Co-Portfolio Manager
Eli Pars	since June 7, 2013	SVP, Co-Portfolio Manager

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Other Important Information Regarding Fund Shares” on page 72 of the prospectus.

42	CALAMOS FAMILY OF FUNDS

Calamos Total Return Bond Fund

Investment Objective

Calamos Total Return Bond Fund’s investment objective is to seek total return, consistent with preservation of capital and prudent investment management.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 88 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 59 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS A	CLASS B	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	3.50%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS A	CLASS B	CLASS C
Management Fees	0.55%	0.55%	0.55%
Distribution and/or Service Fees (12b-1)	0.25%	1.00%	1.00%
Other Expenses	0.19%	0.19%	0.19%
Total Annual Operating Expenses	0.99%	1.74%	1.74%
Expense Reimbursement[1]	(0.09)%	(0.09)%	(0.09)%
Total Annual Operating Expenses After Reimbursement	0.90%	1.65%	1.65%

1	The Fund’s investment advisor has contractually agreed to reimburse Fund expenses through March 31, 2015 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) of Class A, Class B and Class C are limited to 0.90%, 1.65% and 1.65% of average net assets, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same (except for the ten-year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares in years nine and ten). Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

	REDEMPTION			NO REDEMPTION
	A	B	C	A	B	C
1 Year	463	518	268	463	168	168
3 Years	668	739	539	668	539	539
5 Years	891	1,060	935	891	935	935
10 Years	1,532	1,847	2,045	1,532	1,847	2,045

PROSPECTUS	|	March 1, 2014	43

Calamos Total Return Bond Fund

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32.5% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks total return through income earned on the Fund’s investments, plus capital appreciation. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings) in a diversified portfolio of fixed-income instruments of varying maturities, including derivative instruments with economic characteristics similar to fixed-income instruments. The fixed-income instruments in which the Fund may invest include: securities issued by the U.S. Government, its agencies or government-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-related and other asset-backed securities; and obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises. The Fund may invest all of its assets in derivative instruments to gain or reduce exposure to particular securities or segments of the fixed-income markets.

The Fund’s dollar-weighted average portfolio duration (a measure of the approximate sensitivity of a fixed-income instrument’s value to changes in interest rate) normally varies within a range of three to six years based on the interest rate forecast of the Fund’s investment adviser. The Fund may invest up to 25% of its net assets in high yield debt securities, often referred to as “junk bonds.” Junk bonds are securities rated BB or lower by S&P, or Ba or lower by Moody’s or securities that are not rated but are considered by the Fund’s investment adviser to be of similar quality. The Fund may not acquire debt securities that are rated lower than C. The Fund may invest up to 35% of its net assets in foreign securities.

The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

•

Interest Rate Risk — The value of fixed-income securities generally decreases in periods when interest rates are rising. In addition, interest rate changes typically have a greater effect on prices of longer-term fixed-income securities than shorter-term fixed-income securities. Recent events in the fixed-income market may expose the Fund to heightened interest rate risk and volatility.

•

Credit Risk — An issuer of a fixed-income security could be downgraded or default. If the Fund holds securities that have been downgraded, or that default on payment, the Fund’s performance could be negatively affected.

•

High Yield Risk — High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

•

Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

•

Mortgage-related and Other Asset-backed Securities Risk — In addition to general fixed-income instrument risks, mortgage-related and asset-backed securities are subject to extension risk and prepayment risk.

44	CALAMOS FAMILY OF FUNDS

Calamos Total Return Bond Fund

•

Extension Risk — Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility.

•

Prepayment Risk — When interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities because borrowers may pay off their mortgages sooner than expected. In addition, the potential impact of prepayment on the price of asset-backed and mortgage-backed securities may be difficult to predict and result in greater volatility.

•

U.S. Government Security Risk — Some securities issued by U.S. Government agencies or government-sponsored enterprises are not backed by the full faith and credit of the U.S. and may only be supported by the right of the agency or enterprise to borrow from the U.S. Treasury. There can be no assurance that the U.S. Government will always provide financial support to those agencies or enterprises.

•

Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

•

Non-U.S. Government Obligation Risk — An investment in debt obligations of non-U.S. governments and their political subdivisions involves special risks that are not present in corporate debt obligations. The non-U.S. issuer of the sovereign debt or the non-U.S. governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt may be more volatile than prices of debt obligations of U.S. issuers.

•

Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Performance

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

CLASS A ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter:	5.88% (12.31.08)	Worst Quarter:	-2.14% (6.30.08)

PROSPECTUS	|	March 1, 2014	45

Calamos Total Return Bond Fund

Average Annual Total Returns as of 12.31.13

The following table shows how the Fund’s average annual performance (before and after taxes) for the one- and five-year periods ended December 31, 2013 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 12.31.13
	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEAR	SINCE INCEPTION
Class A	6.27.07
Load Adjusted Return Before Taxes		-3.57%	3.51%	4.51%
Load Adjusted Return After Taxes on Distributions		-5.55%	2.00%	2.98%
Load Adjusted Return After Taxes on Distributions and Sale of Fund Shares		-1.94%	2.17%	2.95%
Class B	6.27.07
Load Adjusted Return Before Taxes		-3.89%	3.31%	4.35%
Class C	6.27.07
Load Adjusted Return Before Taxes		-1.51%	3.53%	4.35%
Barclays Capital U.S. Aggregate Bond Index		-2.02%	4.44%	5.17%

46	CALAMOS FAMILY OF FUNDS

Calamos Total Return Bond Fund

Investment Adviser

Calamos Advisors LLC

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Global Co-CIO
Gary D. Black (Vice President)	1.5 years	EVP, Global Co-CIO
John Hillenbrand	5 years	SVP, Co-Portfolio Manager
Jeremy Hughes	since August 5, 2013	SVP, Co-Portfolio Manager
Steve Klouda	5 years	SVP, Co-Portfolio Manager
Christopher Langs	since August 5, 2013	SVP, Co-Portfolio Manager
Eli Pars	since March 1, 2014	SVP, Co-Portfolio Manager

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Other Important Information Regarding Fund Shares” on page 72 of the prospectus.

PROSPECTUS	|	March 1, 2014	47

Calamos High Income Fund

Investment Objective

Calamos High Income Fund’s primary objective is the highest level of current income obtainable with reasonable risk. Its secondary objective is capital gain, where consistent with the Fund’s primary objective.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 88 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 59 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS A	CLASS B	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS A	CLASS B	CLASS C
Management Fees	0.75%	0.75%	0.75%
Distribution and/or Service Fees (12b-1)	0.25%	1.00%	1.00%
Other Expenses	0.18%	0.18%	0.18%
Total Annual Operating Expenses	1.18%	1.93%	1.93%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same (except for the ten-year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares in years nine and ten). Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

	REDEMPTION			NO REDEMPTION
	A	B	C	A	B	C
1 Year	590	696	296	590	196	196
3 Years	832	906	606	832	606	606
5 Years	1,093	1,242	1,042	1,093	1,042	1,042
10 Years	1,839	2,059	2,254	1,839	2,059	2,254

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 55.1% of the average value of its portfolio.

48	CALAMOS FAMILY OF FUNDS

Calamos High Income Fund

Principal Investment Strategies

The Fund invests primarily in a diversified portfolio of high yield fixed-income securities (often referred to as “junk bonds”) issued by both U.S. and foreign companies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings) in high yield fixed-income securities.

The high yield fixed-income securities in which the Fund intends to invest have lower credit ratings than investment grade securities (those rated BBB or higher by S&P, or Baa or higher by Moody’s). However, junk bonds typically offer a significantly higher yield, as well as greater risks, than investment grade securities. S&P’s and Moody’s ratings are used only as preliminary indicators of investment quality. The Fund also uses its own credit research and analysis. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, sector, country and currency industry and focusing on macro-level investment themes.

The Fund may invest in both convertible and non-convertible high yield bonds, and each shall be considered high yield fixed- income securities for purposes of the Fund’s policy of investing at least 80% of its net assets (plus any borrowings) in junk bonds. Convertible debt securities are exchangeable for equity securities of the issuer at a predetermined price, and typically offer greater appreciation potential than non-convertible debt securities.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objectives. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

•

High Yield Risk — High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

•

Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value.

•

Synthetic Convertible Instruments Risk — The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible instrument is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

•

Interest Rate Risk — The value of fixed-income securities generally decreases in periods when interest rates are rising. In addition, interest rate changes typically have a greater effect on prices of longer-term fixed-income securities than shorter- term fixed-income securities. Recent events in the fixed-income market may expose the Fund to heightened interest rate risk and volatility.

•

Credit Risk — An issuer of a fixed-income security could be downgraded or default. If the Fund holds securities that have been downgraded, or that default on payment, the Fund’s performance could be negatively affected.

•

Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

•

Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

•

Foreign Securities Risk — There are special risks associated with investing in foreign securities that are not typically associated with investing in U.S. companies. These risks include fluctuations in the exchange rates of foreign currencies that

PROSPECTUS	|	March 1, 2014	49

Calamos High Income Fund

may affect the U.S. dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country. Other risks of investing in foreign securities include: less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity in foreign markets than in U.S. markets.

•

Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

Performance

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

CLASS A ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter:	16.72% (6.30.09)	Worst Quarter:	-17.47% (12.31.08)

Average Annual Total Returns as of 12.31.13

The following table shows how the Fund’s average annual performance (before and after taxes) for the one-, five- and ten-year periods ended December 31, 2013 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. Return “After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. Return “After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

50	CALAMOS FAMILY OF FUNDS

Calamos High Income Fund

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 12.31.13
	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEAR	TEN YEAR	SINCE INCEPTION
Class A	8.2.99
Load Adjusted Return Before Taxes		1.10%	13.67%	6.01%	6.55%
Load Adjusted Return After Taxes on Distributions		-1.66%	11.04%	3.55%	4.12%
Load Adjusted Return After Taxes on Distributions and Sale of Fund Shares		0.96%	9.96%	3.80%	4.20%
Class B	12.21.00
Load Adjusted Return Before Taxes		0.38%	13.71%	5.89%	7.36%
Class C	12.21.00
Load Adjusted Return Before Taxes		4.30%	13.92%	5.73%	7.05%
Credit Suisse High Yield Index		7.54%	18.08%	8.35%	7.82%
BofA Merrill Lynch BB-B US High Yield Constrained Index		6.31%	16.46%	7.73%	7.04%

The BofA Merrill Lynch BB-B US High Yield Constrained Index contains all of the securities included in The BofA Merrill Lynch US High Yield Index rated BB1 through B3, based on an average rating by Moody’s, S&P, and Fitch, but caps issuer exposure at 2%. The BofA Merrill Lynch BB-B US High Yield Constrained Index is provided to show how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests.

Investment Adviser

Calamos Advisors LLC

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Global Co-CIO
Gary D. Black (Vice President)	1.5 years	EVP, Global Co-CIO
John Hillenbrand	10 years	SVP, Co-Portfolio Manager
Jeremy Hughes	since August 5, 2013	SVP, Co-Portfolio Manager
Steve Klouda	10 years	SVP, Co-Portfolio Manager
Christopher Langs	since August 5, 2013	SVP, Co-Portfolio Manager
Eli Pars	since March 1, 2014	SVP, Co-Portfolio Manager

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Other Important Information Regarding Fund Shares” on page 72 of the prospectus.

PROSPECTUS	|	March 1, 2014	51

Calamos Market Neutral Income Fund

Investment Objective

Calamos Market Neutral Income Fund’s investment objective is high current income consistent with stability of principal.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 88 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 59 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS A	CLASS B	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS A	CLASS B	CLASS C
Management Fees	0.68%	0.68%	0.68%
Distribution and/or Service Fees (12b-1)	0.25%	1.00%	1.00%
Other Expenses	0.19%	0.19%	0.18%
Dividend Expense on Short Positions	0.14%	0.16%	0.15%
Acquired Fund Operating Expenses (Estimated Indirec Expenses of Underlying Funds)[1]	0.02%	0.02%	0.02%
Total Annual Operating Expenses	1.28%	2.05%	2.03%

1 “Acquired Fund Operating Expenses” include certain expenses incurred in connection with the Fund’s investment in Fidelity Prime Money Market Fund and SPDR Gold Shares.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same (except for the ten-year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares in years nine and ten). Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

	REDEMPTION			NO REDEMPTION
	A	B	C	A	B	C
1 Year	599	708	306	599	208	206
3 Years	862	942	636	862	642	636
5 Years	1,145	1,303	1,093	1,145	1,103	1,093
10 Years	1,947	2,183	2,358	1,947	2,183	2,358

52	CALAMOS FAMILY OF FUNDS

Calamos Market Neutral Income Fund

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 110.6% of the average value of its portfolio.

Principal Investment Strategies

The Fund’s investment strategy can be characterized as “market neutral” because it seeks to achieve maximum current income while maintaining a low correlation to the fluctuations of the U.S. equity market as a whole. The Fund invests (i) equities (ii) convertible securities of U.S. companies without regard to market capitalization and (iii) employs short selling to enhance income and hedge against market risk. The convertible securities in which the Fund invests may be either debt securities or preferred stocks that can be exchanged for common stock. The average term to maturity of the convertible securities purchased by the Fund will typically range from two to ten years.

The Fund may seek to generate income from option premiums by writing (selling) options. This would include the use of both call and put options. The Fund may write call options (i) on a portion of the equity securities (including securities that are convertible into equity securities) in the Fund’s portfolio and (ii) on broad-based securities indexes (such as the S&P 500 or MSCI EAFE) or ETFs (exchange traded funds).

In addition, to seek to offset some of the risk of a potential decline in value of certain long positions, the Fund may also purchase put options on individual securities, broad-based securities indexes (such as the S&P 500), or ETFs.

The Fund may invest without limit in high yield fixed-income securities (often referred to as “junk bonds”). In addition, the Fund may engage in active and frequent trading of portfolio securities. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

•

Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•

Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value.

•

Synthetic Convertible Instruments Risk — The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible instrument is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

•

Convertible Hedging Risk — If the market price of the underlying common stock increases above the conversion price on a convertible security, the price of the convertible security will increase. The Fund’s increased liability on any outstanding short position would, in whole or in part, reduce this gain.

PROSPECTUS	|	March 1, 2014	53

Calamos Market Neutral Income Fund

•

Covered Call Writing Risk — As the writer of a covered call option on a security, the Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security, covering the call option above the sum of the premium and the exercise price of the call.

•

Options Risk — The Fund’s ability to close out its position as a purchaser or seller of an over-the-counter or exchange-listed put or call option is dependent, in part, upon the liquidity of the option market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund’s ability to utilize options successfully will depend on the ability of the Fund’s investment adviser to predict pertinent market movements, which cannot be assured.

•

Short Sale Risk — The Fund may incur a loss (without limit) as a result of a short sale if the market value of the borrowed security increases between the date of the short sale and the date the Fund replaces the security. The Fund may be unable to repurchase the borrowed security at a particular time or at an acceptable price.

•

Interest Rate Risk — The value of fixed-income securities generally decreases in periods when interest rates are rising. In addition, interest rate changes typically have a greater effect on prices of longer-term fixed-income securities than shorter- term fixed-income securities. Recent events in the fixed-income market may expose the Fund to heightened interest rate risk and volatility.

•

Credit Risk — An issuer of a fixed-income security could be downgraded or default. If the Fund holds securities that have been downgraded, or that default on payment, the Fund’s performance could be negatively affected.

•

High Yield Risk — High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

•

Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

•

Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

•

Portfolio Turnover Risk — The portfolio managers may actively and frequently trade securities or other instruments in the Fund’s portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

54	CALAMOS FAMILY OF FUNDS

Calamos Market Neutral Income Fund

Performance

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

CLASS A ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter:	7.97% (6.30.09)	Worst Quarter:	-6.67% (12.31.08)

Average Annual Total Returns as of 12.31.13

The following table shows how the Fund’s average annual performance (before and after taxes) for the one-, five- and ten-year periods ended December 31, 2013 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. Return “After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. Return “After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

PROSPECTUS	|	March 1, 2014	55

Calamos Market Neutral Income Fund

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 12.31.13
	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEAR	TEN YEAR	SINCE INCEPTION
Class A	9.4.90
Load Adjusted Return Before Taxes		0.83%	5.47%	2.94%	6.66%
Load Adjusted Return After Taxes on Distributions		-0.02%	5.05%	1.69%	4.77%
Load Adjusted Return After Taxes on Distributions and Sale of Fund Shares		1.02%	4.28%	1.92%	4.64%
Class B	9.11.00
Load Adjusted Return Before Taxes		0.06%	5.40%	2.82%	4.16%
Class C	2.16.00
Load Adjusted Return Before Taxes		4.06%	5.72%	2.67%	4.06%
Barclays Capital U.S. Government/Credit Bond Index		-2.35%	4.40%	4.52%	6.65%
Citigroup 30-Day Treasury Bill Index		0.03%	0.07%	1.50%	2.92%

The Citigroup 30 Day T-Bill Index is generally considered representative of the performance of short-term money market investments. The Citigroup 30 Day T-Bill Index is provided to show how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests.

Investment Adviser

Calamos Advisors LLC

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Global Co-CIO
Gary D. Black (Vice President)	1.5 years	EVP, Global Co-CIO
Christopher Hartman	5 years	SVP, Co-Portfolio Manager
Brendan Maher	1 year	SVP, Co-Portfolio Manager
Jason Hill	since August 5, 2013	VP, Senior Strategy Analyst

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Other Important Information Regarding Fund Shares” on page 72 of the prospectus.

56	CALAMOS FAMILY OF FUNDS

Calamos Long/Short Fund

Investment Objective

Calamos Long/Short Fund’s investment objective is long term capital appreciation.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 88 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 59 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS A	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS A	CLASS C
Management Fees	1.25%	1.25%
Distribution and/or Service Fees (12b-1)	0.25%	1.00%
Other Expenses[1]	0.78%	0.78%
Dividend expense on short positions	0.35%	0.35%
Acquired Fund Operating Expenses (Estimated Indirect Expenses of Underlying Funds)[2]	0.05%	0.05%
Total Annual Operating Expenses	2.68%	3.43%
Expense Reimbursement[3]	(0.28)%	(0.28)%
Total Annual Operating Expenses After Reimbursement	2.40%	3.15%

1	“Other Expenses” are estimated for the current fiscal year and have been updated to reflect actual results.

2	“Acquired Fund Operating Expenses” include certain expenses incurred in connection with the Fund’s investment in Fidelity Prime Money Market Fund, SPDR S+P 500 ETF Trust, Technology Select Sector SPDR.

3	The Fund’s investment advisor has contractually agreed to reimburse Fund expenses through March 31, 2015 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extra- ordinary expenses, if any) of Class A and Class C are limited to 2.00% and 2.75% of average net assets, respectively. This agreement is not terminable by either party.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

	REDEMPTION		NO REDEMPTION
	A	C	A	C
1 Year	707	418	707	318
3 Years	1,241	1,026	1,241	1,026

PROSPECTUS	|	March 1, 2014	57

Calamos Long/Short Fund

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the period from the Fund’s commencement of operations on June 3, 2013 to October 31, 2013, the Fund’s portfolio turnover rate was 132.1% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve it investment objective by taking long and short positions in equity securities (including common and preferred stock, and convertible securities) primarily of large and mid-cap U.S. companies. The Fund’s investment adviser generally defines a large cap company to have a market capitalization in excess of $25 billion and a mid-sized company to have a market capitalization between $1 billion and $25 billion. However, the Fund may invest in companies of any size and market capitalization. The Fund may invest up to 40% of its net assets in foreign securities. The Fund may also invest in fixed income securities of varying maturities and cash and cash equivalents.

The Fund seeks to outperform the equity markets while providing less volatility through active stock selection and by adjusting market exposures within its portfolio. The Fund seeks to accomplish this by taking long positions in companies that are expected to outperform the equity markets, while taking short positions in companies that are expected to underperform the equity markets and for hedging purposes. A long position arises where the Fund holds a security in its portfolio. The Fund will have a short position where it sells a security it does not own by delivery of a borrowed security. Although the Fund intends to maintain an overall long position in its portfolio, the Fund may maintain significant short positions and, in certain circumstances these short positions may approach the size of overall long positions. The Fund may maintain long and short positions through the use of derivative instruments such as options, futures and forward contracts. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may regularly engage in short sales and borrowings for investment purposes.
As market volatility increases, the Fund’s portfolio may turnover more frequently. The Fund may maintain cash and cash equivalents, without limitation, when the Fund’s investment adviser determines that opportunities for investing are unattractive.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Under certain conditions, even if the value of the Fund’s long positions are rising, this could be offset by declining values of the Fund’s short positions. Conversely, it is possible that rising values of the Fund’s short positions could be offset by declining values of the Fund’s long positions. In either scenario the Fund may experience losses. In a market where the value of both the Fund’s long and short positions are declining, the Fund may experience substantial losses. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

•

Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•

Short Sale Risk — The Fund may incur a loss (without limit) as a result of a short sale if the market value of the borrowed security increases between the date of the short sale and the date the Fund replaces the security. The Fund may be unable to repurchase the borrowed security at a particular time or at an acceptable price.

•

Options Risk — The Fund’s ability to close out its position as a purchaser or seller of an over-the-counter or exchange-listed put or call option is dependent, in part, upon the liquidity of the option market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund’s ability to utilize options successfully will depend on the ability of the Fund’s investment adviser to predict pertinent market movements, which cannot be assured.

58	CALAMOS FAMILY OF FUNDS

Calamos Long/Short Fund

•

Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

•

Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

•

Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value.

•

Synthetic Convertible Instruments Risk — The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible instrument is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

•

Leveraging Risk — The risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

•

Portfolio Turnover Risk — The portfolio managers may actively and frequently trade securities or other instruments in the Fund’s portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

•

Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets

•

Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

•

Small and Mid-Sized Company Risk — Small and mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The prices of small and mid-sized company stocks tend to be more volatile than prices of large company stocks.

•

Emerging Markets Risk — Emerging market countries may have relatively unstable governments and economies based on only a few industries, which may cause greater instability. The value of emerging market securities will likely be particularly sensitive to changes in the economies of such countries. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

•

Derivative Risks — the Fund may invest in derivatives. Derivatives may be more volatile than other investments and may magnify the Fund’s gains or losses. Successful use of derivatives depends upon to which the prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The Fund could be negatively affected if the change in market value of its securities fails to correlate with the value of derivatives it purchase or sole. The potential lack of a liquid secondary market for a derivative may present the Fund from closing its derivatives positions and to limit losses or realize profits. Derivatives may be purchased for a fraction of their value and small price movements may result in an immediate and substantial loss to the Fund. Additional, derivatives instruments are subject I counter party risk, meaning that the party who issues the derivatives may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations.

•

Futures and Forward Contracts — Futures contracts provide for the future sale of sale by one party and purchase by another of specific security time and price. An option on a futures contract gives the purchaser the right, in exchange for a

PROSPECTUS	|	March 1, 2014	59

Calamos Long/Short Fund

premium, to assume a positions in a futures contract at a specified exercise price during the term of the options. Futures and forward contracts are subject I counter party risk, meaning that the party who issues the derivatives may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations.

•

Interest Rate Risk — The value of fixed-income securities generally decreases in periods when interest rates are rising. In addition, interest rate changes typically have a greater effect on prices of longer-term fixed-income securities than shorter-term fixed-income securities. Recent events in the fixed-income market may expose the Fund to heightened interest rate risk and volatility.

•

Credit Risk — An issuer of a fixed-income security could be downgraded or default. If the Fund holds securities that have been downgraded, or that default on payment, the Fund’s performance could be negatively affected.

•

Cash Holdings Risk — To the extent the Fund holds cash positions, the Fund risks achieving lower returns and potential lost opportunities to participate in market appreciation which could negatively impact the Fund’s performance and ability to achieve its investment objective.

Performance

The Fund has not yet had a full fiscal year of operations, therefore performance information is not yet available. The Fund’s current performance is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

Investment Adviser

Calamos Advisors LLC

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Global Co-CIO
Gary D. Black (Vice President)	since Fund’s inception	EVP, Global Co-CIO
Brendan Maher	since Fund’s inception	SVP, Co-Portfolio Manager
Matthew Dveirin	since August 20, 2013	VP, Co-Portfolio Manager
Daniel Fu	since Fund’s inception	VP, Co-Portfolio Manager
Himanshu Sheth	since Fund’s inception	VP, Co-Portfolio Manager
Naveen Yalamanchi	since Fund’s inception	VP, Co-Portfolio Manager

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Other Important Information Regarding Fund Shares” on page 72 of the prospectus.

60	CALAMOS FAMILY OF FUNDS

Calamos Dividend Growth Fund

Investment Objective

Calamos Dividend Growth Fund’s investment objective is to seek income and capital appreciation primarily through investments in dividend paying equities.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 88 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 59 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS A	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS A	CLASS C
Management Fees	1.00%	1.00%
Distribution and/or Service Fees (12b-1)	0.25%	1.00%
Other Expenses[1]	0.95%	0.95%
Acquired Fund Operating Expenses (Estimated Indirect Expenses of Underlying Funds)[2]	0.02%	0.02%
Total Annual Operating Expenses	2.22%	2.97%
Expense Reimbursement[3]	(0.85)%	(0.85)%
Total Annual Operating Expenses After Reimbursement	1.37%	2.12%

1	“Other Expenses” are estimated for the current fiscal year and have been updated to reflect actual results.

2	“Acquired Fund Operating Expenses” include certain expenses incurred in connection with the Fund’s investment in Fidelity Prime Money Market Fund.

3	The Fund’s Investment Adviser has contractually agreed to reimburse Fund expenses through March 31, 2015 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) of Class A and Class C are limited to 1.35% and 2.10% of average net assets, respectively. This agreement is not terminable by either party.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

	REDEMPTION		NO REDEMPTION
	A	C	A	C
1 Year	608	315	608	215
3 Years	1,052	831	1,052	831

PROSPECTUS	|	March 1, 2014	61

Calamos Dividend Growth Fund

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the period from the Fund’s commencement of operations on August 5, 2013 to October 31, 2013, the Fund’s portfolio turnover rate was 20.7% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowing for investment purposes, if any) in dividend-paying equities (including common and preferred stocks and invests in units of Master Limited Partnerships (“MLPs”). Companies in certain economic sectors of the market have historically provided higher dividend yields than companies in other sectors and industries. Given the Fund’s focus on dividend-paying securities, the Fund may, from time to time, have a greater exposure to these higher dividend-yield sectors and industries than the broader equity market. The Fund may invest up to 25% of its net assets in foreign equity securities.

The Fund may invest up to 25% of its net assets in MLPs. MLPs are publically traded partnerships engaged in the transportation, storage, processing, refining, marketing, exploration, production and mining of minerals and natural resources. By confining their operations to these specific activities, their interest or units, are able to trade on public securities exchanges similar to the shares of a corporation, without entity level taxation.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

•

Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•

Equity Securities of MLPs Risk — MLP common units, like other equity securities, can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards an issuer or certain market sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs, like the prices other equity securities, also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

•

Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

•

Portfolio Turnover Risk — The portfolio managers may actively and frequently trade securities or other instruments in the Fund’s portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

•

Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

•

American Depositary Receipts. The stocks of most foreign companies that trade in the U.S. markets are traded as American Depositary Receipts (ADRs). U.S. depositary banks issue these stocks. Each ADR represents one or more shares of

62	CALAMOS FAMILY OF FUNDS

Calamos Dividend Growth Fund

foreign stock or a fraction of a share. The price of an ADR corresponds to the price of the foreign stock in its home market, adjusted to the ratio of the ADRs to foreign company shares. Therefore while purchasing a security on a U.S. exchange, the risks inherently associated with foreign investing still apply to ADRs.

•

MLP Risk — Investments in securities of MLPs involve risk that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to the potential conflicts of interest between the MLP and the MLPs general partners, cash flow risks, dilution risks and risks related to the general partners right to acquire until holders to sell their common units at an undesirable time or price.

•

MLP Tax Risk — MLPs do not pay federal income tax at the partnership level. Rather, each interest or unit holder is allocated a share of the partnerships’ income, gains, losses, deductions and credits. A change in the current tax law, or a change in the underlying business of an MLP, could result in an MLP being treated as a corporation, instead of a partnership, for federal income tax purposes, which would result in such MLP being required to pay income tax on its taxable income. This would have the effect of reducing the amount of cash available for distribution by the MLP, potentially reducing the value of the Fund’s investment and consequently your investment in the Fund.

•

MLP Liquidity Risk — Although common units of MLPs trade on the NYSE, the NASDAQ and Amex, certain MLP securities trade less frequently than those of larger companies due to their smaller capitalization. As a result, the price of such MLPs may display a abrupt and erratic movements at times. Additionally it may be more difficult for the Fund to buy and sell significant amounts of such securities without unfavorable impact on prevailing market process. As a result, these securities may be difficult to dispose of at a fair price when the Adviser desires to do so. This may adversely affect the Funds ability to take advantage of other market opportunities or make dividend distributions.

•

Options Risk — The Fund’s ability to close out its position as a purchaser or seller of an over-the-counter or exchange-listed put or call option is dependent, in part, upon the liquidity of the option market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund’s ability to utilize options successfully will depend on the ability of the Fund’s investment adviser to predict pertinent market movements, which cannot be assured.

•

Rule 144A Securities Risk — The Fund may invest in securities that are issued and sold through transactions under Rule 144A of the Securities Act of 1933. Under the supervision of its board of trustees, the Fund will determine whether Rule 144A Securities are illiquid. If qualified institutional buyers are unwilling to purchase these Rule 144A Securities, the percentage of the Fund’s assets invested in illiquid securities would increase. Typically, the Fund purchases Rule 144A Securities only if the Fund’s adviser has determined them to be liquid. If any Rule 144A Security held by the Fund should become illiquid, the value of the security may be reduced and a sale of the security may be more difficult.

•

RIC Qualification Risk — To qualify for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code (“Code”), the Fund must meet certain income source, asset diversification and annual distribution requirements. The Fund’s MLP investments may make it more difficult for the Fund to meet these requirements. The asset diversification requirements include a requirement that, at the end of each quarter of each taxable year, not more than 25% of the value of the Fund’s total assets is invested in the securities (including debt securities) of one or more qualified publicly traded partnerships. The Fund anticipates that the MLPs in which it invests will be qualified publicly traded partnerships. If the Fund’s MLP investments exceed this 25% limitation, due to other portfolio activity, then the Fund would not satisfy the diversification requirements and could fail to qualify as a RIC. If, in any year, the Fund fails to qualify as a RIC for any reason, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of our distributions.

PROSPECTUS	|	March 1, 2014	63

Calamos Dividend Growth Fund

Performance

The Fund has not yet had a full fiscal year of operations, therefore performance information is not yet available. Performance information is available at no cost by visiting www.calamos.com or by calling 800-582-6959.

Investment Adviser

Calamos Advisors LLC

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Global Co-CIO
Gary D. Black (Vice President)	since Fund’s inception	EVP, Global Co-CIO
Jeff Miller	since Fund’s inception	SVP, Co-Portfolio Manager
Ariel Fromer	since Fund’s inception	VP, Co-Portfolio Manager
Tammy Miller	since Fund’s inception	VP, Co-Portfolio Manager

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Other Important Information Regarding Fund Shares” on page 72 of the prospectus.

64	CALAMOS FAMILY OF FUNDS

Calamos Mid Cap Growth Fund

Investment Objective

Calamos Mid Cap Growth Fund’s investment objective is long-term capital appreciation.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 88 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 59 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS A	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS A	CLASS C
Management Fees	1.00%	1.00%
Distribution and/or Service Fees (12b-1)	0.25%	1.00%
Other Expenses[1]	1.83%	1.83%
Total Annual Operating Expenses	3.08%	3.83%
Expense Reimbursement[2]	(1.83)%	(1.83)%
Total Annual Operating Expenses After Reimbursement	1.25%	2.00%

1	Estimated amount for the Fund’s current fiscal year.

2	The Fund’s Investment Adviser has contractually agreed to reimburse the Fund expenses through March 31, 2015 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired funds fees and expenses and extraordinary expenses, if any) of Class A and Class C are limited to 1.25% and 2.00% of average net assets, respectively. This agreement is not terminable by either party.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

	REDEMPTION		NO REDEMPTION
	A	C	A	C
1 Year	596	303	596	203
3 Years	1,202	986	1,202	986

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the period from the Fund’s commencement of operations on August 5, 2013 to October 31, 2013, the Fund’s portfolio turnover rate was 12.0% of the average value of its portfolio.

PROSPECTUS	|	March 1, 2014	65

Calamos Mid Cap Growth Fund

Principal Investment Strategies

The Fund seeks to generate excess returns relative to its benchmark over full market cycles. The portfolio will, under normal market conditions, invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in the common stock of medium-sized companies. Medium-sized companies are defined as those companies whose market capitalization within the range of the companies included smallest and largest company in the Russell Mid Cap Growth Index at the time of purchase. As of January 31, 2014, the market capitalization of the Russell Mid Cap Growth Index ranged from $1.4 billion to $32.8 billion. The Fund may continue to hold a security whose market capitalization changes over time, and as a result a portion of the Fund’s holdings may have market capitalizations outside of this range at any given time. The Fund will seek to invest in companies with high or accelerating growth rates. The Fund may invest in options and American Depository Receipts (ADRs) in furtherance of its investment strategy.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

•

Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•

Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

•

Mid-Sized Company Stock Risk — Mid-sized company stocks have historically been subject to greater investment risk than large company stock. The prices of mid-sized company stocks tend to be more volatile and less liquid than large company stocks. Mid-sized companies may have no or relatively short operating histories, or be newly formed public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks. The risks generally associated with these companies include more limited product lines, markets and financial resources, lack of management depth or experience, dependency on key personnel, and vulnerability to adverse market and economic developments. Accordingly, the prices of mid-sized company stocks tend to be more volatile than prices of large company stocks.

•

Options Risk — The Fund’s ability to close out its position as a purchaser or seller of an over-the-counter or exchange-listed put or call option is dependent, in part, upon the liquidity of the option market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund’s ability to utilize options successfully will depend on the ability of the Fund’s investment adviser to predict pertinent market movements, which cannot be assured.

•

American Depositary Receipts — The stocks of most foreign companies that trade in the U.S. markets are traded as American Depositary Receipts (ADRs). U.S. depositary banks issue these stocks. Each ADR represents one or more shares of foreign stock or a fraction of a share. The price of an ADR corresponds to the price of the foreign stock in its home market, adjusted to the ratio of the ADRs to foreign company shares. Therefore while purchasing a security on a U.S. exchange, the risks inherently associated with foreign investing still apply to ADRs.

•

Rule 144A Securities Risk — The Fund may invest in securities that are issued and sold through transactions under Rule 144A of the Securities Act of 1933. Under the supervision of its board of trustees, the Fund will determine whether Rule 144A Securities are illiquid. If qualified institutional buyers are unwilling to purchase these Rule 144A Securities, the percentage of the Fund’s assets invested in illiquid securities would increase. Typically, the Fund purchases Rule 144A Securities only if the Fund’s adviser has determined them to be liquid. If any Rule 144A Security held by the Fund should become illiquid, the value of the security may be reduced and a sale of the security may be more difficult.

66	CALAMOS FAMILY OF FUNDS

Calamos Mid Cap Growth Fund

•

Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

•

Portfolio Turnover Risk — The portfolio managers may actively and frequently trade securities or other instruments in the Fund’s portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Performance

The Fund has not yet had a full fiscal year of operations, therefore performance information is not yet available. Performance information is available at no cost by visiting www.calamos.com or by calling 800-582-6959.

Investment Adviser

Calamos Advisors LLC

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Global Co-CIO
Gary D. Black (Vice President)	since Fund’s inception	EVP, Global Co-CIO
Nick Niziolek	since Fund’s inception	SVP, Co-Portfolio Manager, Co-Head of Research
Jeff Scudieri	since Fund’s inception	SVP, Co-Portfolio Manager, Co-Head of Research
Jon Vacko	since Fund’s inception	SVP, Co-Portfolio Manager, Co-Head of Research
Dennis Cogan	since Fund’s inception	SVP, Co-Portfolio Manager
John Hillenbrand	since Fund’s inception	SVP, Co-Portfolio Manager
Steve Klouda	since Fund’s inception	SVP, Co-Portfolio Manager

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Other Important Information Regarding Fund Shares” on page 72 of the prospectus.

PROSPECTUS	|	March 1, 2014	67

Calamos Emerging Market Equity Fund

Investment Objective

Calamos Emerging Market Equity Fund’s investment objective is long-term capital appreciation.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 88 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 59 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS A	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS A	CLASS C
Management Fees	1.10%	1.10%
Distribution and/or Service Fees (12b-1)	0.25%	1.00%
Other Expenses[1]	1.27%	1.27%
Total Annual Operating Expenses	2.62%	3.37%
Expense Reimbursement[2]	(0.87)%	(0.87)%
Total Annual Operating Expenses After Reimbursement	1.75%	2.50%

1	Estimated amount for the Fund’s current fiscal year.

2	The Fund’s investment advisor has contractually agreed to reimburse Fund expenses through March 31, 2015 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) of Class A and Class C are limited to 1.75% and 2.50% of average net assets, respectively. This agreement is not terminable by either party.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

	REDEMPTION		NO REDEMPTION
	A	C	A	C
1 Year	644	353	644	253
3 Years	1,164	948	1,164	948

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. The Fund had not commenced operations as of October 31, 2013, therefore there is no portfolio turnover information to report.

68	CALAMOS FAMILY OF FUNDS

Calamos Emerging Market Equity Fund

Principal Investment Strategies

The Fund anticipates that, under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowing for investment purposes, if any) in the equity securities of issuers whose principal activities are tied economically to developing or emerging market countries. These include securities of issuers (1) that are traded principally on a stock exchange or over-the-counter in emerging market countries; (2) that are organized under the laws of and have a principal office in emerging market countries; or (3) that derive 50% or more of their total revenues from, and/or have 50% or more of their total assets in, goods produced, sales made, profits generated or services performed in developing or emerging market countries. Countries may be considered to be developing or emerging markets if they are: (1) in any one of the Morgan Stanley Capital Index (“MSCI”) emerging market indices; (2) classified as a developing or emerging market (or similar or corresponding classification) by organizations such as the World Bank and the International Monetary Fund; or (3) have economies, industries and stock markets with similar characteristics to such countries.

In pursuing its investment objective, the Fund seeks out securities that, in the investment adviser’s opinion, offer the best opportunities for appreciation. The Fund’s investment adviser typically considers the company’s financial soundness, earnings and cash flow forecast and quality of management. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes. The Fund may engage in active and frequent trading of portfolio securities.

The Fund seeks to reduce risk by diversifying among many industries. Although the Fund has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain diversified across countries and geographical regions.

The Fund may invest in issuers of any market capitalization. Equity securities in which the Fund invests include common and preferred stocks, rights and warrants to purchase common stock and depositary receipts.

The Fund may utilize currency forwards and forward foreign currency contracts to reduce currency deviations. The Fund may also use futures for management of cash flows.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

•

Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•

Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

•

Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

•

Emerging Markets Risk — Emerging market countries may have relatively unstable governments and economies based on only a few industries, which may cause greater instability. The value of emerging market securities will likely be particularly sensitive to changes in the economies of such countries. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Securities issued in these countries may be more volatile and less liquid than securities issued in foreign countries with more developed

PROSPECTUS	|	March 1, 2014	69

Calamos Emerging Market Equity Fund

economies or markets. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in share registration, settlement, custody, or other operational risks.

•

Currency Risk — To the extent that the Fund invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could negatively impact investment gains or add to investment losses. Although the Fund may attempt to hedge against currency risk, the hedging instruments may not always perform as the Fund expects and could produce losses. Suitable hedging instruments may not be available for currencies of emerging market countries. The Fund’s investment adviser may determine not to hedge currency risks, even if suitable instruments appear to be available.

•

Geographic Concentration Risk — Investments in a particular country or geographic region may be particularly susceptible to political, diplomatic or economic conditions and regulatory requirements. To the extent the Fund concentrates its investments in a particular country, region or group of regions, the Fund may be more volatile than a more geographically diversified fund.

•

American Depositary Receipts — The stocks of most foreign companies that trade in the U.S. markets are traded as American Depositary Receipts (ADRs). U.S. depositary banks issue these stocks. Each ADR represents one or more shares of foreign stock or a fraction of a share. The price of an ADR corresponds to the price of the foreign stock in its home market, adjusted to the ratio of the ADRs to foreign company shares. Therefore while purchasing a security on a U.S. exchange, the risks inherently associated with foreign investing still apply to ADRs.

•

Mid-Sized Company Risk — Mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The risks generally associated with these companies include more limited product lines, markets and financial resources, lack of management depth or experience, dependency on key personnel, and vulnerability to adverse market and economic developments. Accordingly, the prices of mid-sized company stocks tend to be more volatile than prices of large company stocks.

•

Small Company Risk — Small company stocks have historically been subject to greater investment risk than mid-sized and large company stocks. The risks generally associated with small companies include more limited product lines, markets and financial resources, lack of management depth or experience, dependency on key personnel, and vulnerability to adverse market and economic developments. Accordingly, the prices of small company stocks tend to be more volatile than prices of mid-sized and large company stocks. Further, the prices of small company stocks are often adversely affected by limited trading volumes and the lack of publicly available information.

•

Portfolio Turnover Risk — The Fund may engage in active and frequent trading and have a high portfolio turnover rate, which may increase the Fund’s transaction costs, may adversely affect the Fund’s performance and may generate a greater amount of capital gain distributions to shareholders than if the Fund had a low portfolio turnover rate.

•

Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Performance

The Fund has not yet had a full fiscal year of operations, therefore performance information is not yet available. Performance information will be available at no cost by visiting www.calamos.com or by calling 800.582.6959.

70	CALAMOS FAMILY OF FUNDS

Calamos Emerging Market Equity Fund

Investment Adviser

Calamos Advisors LLC

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Global Co-CIO
Gary D. Black (Vice President)	since Fund’s inception	EVP, Global Co-CIO
Nick Niziolek	since Fund’s inception	SVP, Co-Portfolio Manager, Co-Head of Research
Jeff Scudieri	since Fund’s inception	SVP, Co-Portfolio Manager, Co-Head of Research
Jon Vacko	since Fund’s inception	SVP, Co-Portfolio Manager, Co-Head of Research
Dennis Cogan	since Fund’s inception	SVP, Co-Portfolio Manager
John Hillenbrand	since Fund’s inception	SVP, Co-Portfolio Manager
Steve Klouda	since Fund’s inception	SVP, Co-Portfolio Manager

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Other Important Information Regarding Fund Shares” on page 72 of the prospectus.

PROSPECTUS	|	March 1, 2014	71

Other Important Information Regarding Fund Shares

Buying and Redeeming Fund Shares

Minimum Initial Investment

Classes A and C: $2,500/$500 for IRA

Minimum Additional Investment

Classes A and C: $50

To Place Orders

Please contact your broker or other intermediary, or place your order directly:

Mail:

U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201

Phone: 800.582.6959

Effective on July 31, 2009, the Funds no longer accept purchases of Class B shares from new or existing investors, except from existing investors through the reinvestment of dividends and/or capital gain distributions in Class B shares of the same Fund or by exchange of existing Class B shares held in another Fund.

Transaction Policies

The Funds’ shares are redeemable. In general, investors may purchase, redeem, or exchange Fund shares on any day the New York Stock Exchange is open by written request (to the address noted above), by wire transfer, by telephone (at the number noted above), or through a financial intermediary. Orders to buy and redeem shares are processed at the next net asset value (share price or “NAV”) to be calculated only on days when the New York Stock Exchange is open for regular trading.

Tax Information

The Funds’ distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

72	CALAMOS FAMILY OF FUNDS

Additional Information About Investment Strategies and Related Risks

What are the investment objectives and principal strategies common to the Funds?

As described above, each Fund has different investment objectives and strategies, and may invest in different securities. The Funds differ principally in (i) how important growth potential and/or current income is considered when selecting investments, (ii) the types of securities selected as investments, such as convertible, fixed-income, equity or foreign securities, and (iii) the risks involved with an investment in a Fund.

When buying and selling growth-oriented securities, the investment adviser focuses on the company’s earnings growth potential coupled with financial strength and stability. When buying and selling value-oriented securities, the investment adviser focuses on how a company’s stock is valued relative to what the Fund’s investment adviser considers to be the company’s worth, the financial strength of the issuer and whether there is a near-term catalyst that could trigger an increase in the stock’s price. Whether examining growth-oriented or value-oriented securities for selection, the Fund focuses on individual stock selection (referred to as a “bottom-up approach”) and quantitative research.

When buying and selling fixed-income securities, the investment adviser’s analyses may take into consideration such quantitative factors as an issuer’s present and potential liquidity, profitability, internal capability to generate funds, debt/equity ratio and debt servicing capabilities, and such qualitative factors as an assessment of management, industry characteristics, accounting methodology and foreign business exposure.

When buying and selling convertible securities, a Fund typically applies a four-step approach:

1.	Evaluating the default risk of the convertible security using traditional credit analysis;

2.	Analyzing the convertible security’s underlying common stock to determine its capital appreciation potential;

3.	Assessing the convertible security’s risk/return potential; and

4.	Evaluating the convertible security’s impact on the Fund’s overall composition and diversification strategy.

In analyzing the appreciation potential of the underlying common stock and the default risk of a convertible security, a Fund generally considers the issuer’s financial soundness, ability to make interest and dividend payments, earnings and cash flow forecast and quality of management.

In seeking to meet the Funds’ respective investment objectives, the Funds’ investment adviser utilizes highly disciplined institutional management strategies designed to help enhance investment returns while managing risk. As part of these strategies, an in-depth proprietary analysis is employed on an issuing company and its securities. At the portfolio level, risk management tools are also used, such as diversification across companies, sectors and industries to achieve a risk-reward profile suitable for each Fund’s objectives.

A Fund’s investment objectives may not be changed without the approval of a “majority of the outstanding” shares of that Fund, as defined in the Investment Company Act of 1940. There can be no assurance that a Fund will achieve its investment objectives.

PROSPECTUS	|	March 1, 2014	73

Additional Information About Investment Strategies and Related Risks

Principal Risks of Investing in a Fund

This prospectus describes the risks you may face as an investor in the CALAMOS FAMILY OF FUNDS. It is important to keep in mind that generally, investments with a higher potential reward also have a higher risk of losing money. The reverse is also commonly true: the lower the risk, the lower the potential reward. However, as you consider an investment in the Funds, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in this investment for a long period of time to ride out down periods.

As with any security, there are market and investment risks associated with your investment in the Funds. The value of your investment will fluctuate over time, and it is possible to lose money.

In response to market, economic, political, or other conditions, a Fund may temporarily use a different investment strategy for defensive purposes. If a Fund does so, different factors could affect the Fund’s performance, and the Fund may not achieve its investment objective.

What are the principal risks that apply to all of the Funds?

Market Risk. The risk that the securities markets will increase or decrease in value is considered market risk and applies to any security. If there is a general decline in the stock or fixed-income market, it is possible your investment may lose value regardless of the individual results of the companies in which a Fund invests.

Market Disruption Risk. Certain events have a disruptive effect on securities markets, including but not limited to, terrorist attacks, war and other geopolitical events or catastrophes. The Funds’ investment adviser, CALAMOS ADVISORS, cannot predict the effect of similar events in the future on the U.S. or foreign economies. Certain securities such as high yield and equity securities tend to be impacted more by these events than other types of securities in terms of price and volatility.

Recent Market Events. Over the last several years, domestic and international markets have experienced acute turmoil. This turmoil resulted in unusual and extreme volatility in the equity and debt markets, in the prices of individual securities and in the world economy. In addition, many governments and quasi-governmental entities throughout the world responded to the turmoil with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs and dramatically lower interest rates. An unexpected or quick reversal of these policies could increase volatility in the equity and debt markets. These market conditions and continuing economic risks add significantly to the risk of short-term volatility in the Funds.

Investment Management Risk. Whether a Fund achieves its investment objective(s) is significantly impacted by whether

CALAMOS ADVISORS is able to choose suitable investments for each Fund.

74	CALAMOS FAMILY OF FUNDS

Additional Information About Investment Strategies and Related Risks

What are the principal risks specific to each Fund?

RISKS	GROWTH FUND	OPPORTUNISTIC VALUE FUND	FOCUS GROWTH FUND	DISCOVERY GROWTH FUND	INTERNATIONAL GROWTH FUND	EVOLVING WORLD GROWTH FUND	GLOBAL EQUITY FUND	GROWTH AND INCOME FUND
American Depositary Receipts	●	●	●	●	●	●	●	●
Equity Investments Risk	●	●	●	●	●	●	●	●
Growth Stock Risk	●		●	●	●	●	●	●
Value Stock Risk		●	●				●
Mid-Sized Company Risk	●	●	●	●	●	●	●	●
Small Company Risk		●		●	●	●	●	●
Securities Lending Risk	●	●	●	●	●	●	●	●
Foreign Securities Risk	●	●	●	●	●	●	●
Emerging Markets Risk					●	●	●
Forward Foreign Currency Contract Risk			●				●	●
Currency Risk
Geographic Concentration Risk
Convertible Securities Risk						●		●
Synthetic Convertible Instruments Risk						●		●
Rule 144A Securities Risk								●
Debt Securities Risk						●		●
High Yield Fixed-Income Securities (Junk Bond) Risk						●		●
Short Sale Risk
Options Risk		●	●
Portfolio Turnover Risk		●		●
Tax Risk								●
Derivatives Risk
Futures and Forward Contracts
Leveraging Risk
Liquidity Risk								●
Portfolio Selection Risk	●	●	●	●	●	●	●	●
Sector Risk	●	●	●
Cash Holdings Risk
MLP Risk
RIC Qualification Risk
Mortgage-Related and Other Asset-Backed Securities Risk
U.S. Government Security Risk
Convertible Hedging Risk
Covered Call Writing Risk

PROSPECTUS	|	March 1, 2014	75

Additional Information About Investment Strategies and Related Risks

RISKS	GLOBAL GROWTH AND INCOME FUND	CONVERTIBLE FUND	TOTAL RETURN BOND FUND	HIGH INCOME FUND	MARKET NEUTRAL INCOME FUND	LONG/ SHORT FUND	DIVIDEND GROWTH FUND	MID CAP GROWTH FUND	EMERGING MARKET EQUITY FUND
American Depositary Receipts	●					●	●	●	●
Equity Investments Risk	●	●			●	●	●	●	●
Growth Stock Risk	●					●	●	●	●
Value Stock Risk								●
Mid-Sized Company Risk	●	●				●		●	●
Small Company Risk	●	●				●	●	●	●
Securities Lending Risk	●	●	●	●			●	●	●
Foreign Securities Risk	●	●	●	●		●	●	●	●
Emerging Markets Risk	●		●			●			●
Forward Foreign Currency Contract Risk	●					●	●	●	●
Currency Risk									●
Geographic Concentration Risk									●
Convertible Securities Risk	●	●		●	●	●
Synthetic Convertible Instruments Risk	●	●		●	●	●
Rule 144A Securities Risk	●	●		●	●	●	●	●
Debt Securities Risk	●	●	●	●	●	●
High Yield Fixed-Income Securities (Junk Bond) Risk	●	●	●	●	●
Short Sale Risk					●	●
Options Risk					●	●	●	●
Portfolio Turnover Risk			●		●	●	●	●	●
Tax Risk	●	●	●	●	●		●
Derivatives Risk						●
Futures and Forward Contracts						●
Leveraging Risk						●
Liquidity Risk	●	●	●	●	●	●
Portfolio Selection Risk	●	●	●	●	●	●	●	●	●
Sector Risk
Cash Holdings Risk						●
MLP Risk							●
RIC Qualification Risk							●
Mortgage-Related and Other Asset-Backed Securities Risk			●
U.S. Government Security Risk			●
Convertible Hedging Risk					●
Covered Call Writing Risk					●

American Depositary Receipts. The stocks of most foreign companies that trade in the U.S. markets are traded as American Depositary Receipts (ADRs). U.S. depositary banks issue these stocks. Each ADR represents one or more shares of foreign stock or a fraction of a share. The price of an ADR corresponds to the price of the foreign stock in its home market, adjusted to the ratio of the ADRs to foreign company shares. Therefore while purchasing a security on a U.S. exchange, the risks inherently associated with foreign investing still apply to ADRs.

Equity Investments Risk. Equity investments are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.

Growth Stock Risk. Growth securities experience relatively rapid earnings growth and typically trade at higher multiples of current earnings than other securities. Therefore, growth securities may be more sensitive to changes in current or expected earnings than other securities. Growth securities also may be more volatile because growth companies usually invest a high

76	CALAMOS FAMILY OF FUNDS

Additional Information About Investment Strategies and Related Risks

portion of earnings in their business, and they may lack the dividends of value stocks that can lessen the decreases in stock prices in a falling market. A company may never achieve the earnings expansion the Fund anticipates.

Value Stock Risk. Value stocks involve the risk that they may never reach what CALAMOS ADVISORS believes is their full market value, either because the market failed to recognize the stocks’ intrinsic worth or CALAMOS ADVISORS misgauged that worth. Because different types of stocks tend to shift in and out of favor depending on market conditions, a value fund’s performance may sometimes be higher or lower than that of other types of funds (such as those emphasizing growth stocks).

Mid-Sized Company Risk. Mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The risks generally associated with these companies include more limited product lines, markets and financial resources, lack of management depth or experience, dependency on key personnel, and vulnerability to adverse market and economic developments. Accordingly, the prices of mid-sized company stocks tend to be more volatile than prices of large company stocks.

Small Company Risk. Small company stocks have historically been subject to greater investment risk than mid-sized and large company stocks. The risks generally associated with small companies include more limited product lines, markets and financial resources, lack of management depth or experience, dependency on key personnel, and vulnerability to adverse market and economic developments. Accordingly, the prices of small company stocks tend to be more volatile than prices of mid-sized and large company stocks. Further, the prices of small company stocks are often adversely affected by limited trading volumes and the lack of publicly available information.

Securities Lending Risk. A Fund may lend its portfolio securities to broker-dealers and banks in order to generate additional income for the Fund. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. In the event of bankruptcy or other default of a borrower of portfolio securities, a Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. In an effort to reduce these risks, the Fund’s securities lending agent monitors, and reports to CALAMOS ADVISORS on, the creditworthiness of the firms to which a Fund lends securities. A Fund may also experience losses as a result of a diminution in value of its cash collateral investments.

Foreign Securities Risk. There are special risks associated with investing in foreign securities that are not typically associated with investing in U.S. companies. These risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country. Other risks of investing in foreign securities include: less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity in foreign markets than in U.S. markets.

Emerging Markets Risk. Investment in foreign securities may include investment in securities of foreign issuers located in less developed countries, which are sometimes referred to as emerging markets. Emerging market countries may have relatively unstable governments and economies based on only a few industries, which may cause greater instability. The value of emerging market securities will likely be particularly sensitive to changes in the economies of such countries (such as reversals of economic liberalization, political unrest or changes in trading status). These countries are also more likely to experience higher levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

Forward Foreign Currency Contract Risk. Forward foreign currency contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) at a price set at the time of the contract. A Fund may not fully benefit from, or may lose money on, forward foreign currency transactions if changes in currency exchange rates do not occur as anticipated or do not correspond accurately to changes in the value of a Fund’s holdings. A Fund’s ability to use forward foreign currency transactions successfully depends on a number of factors, including the forward foreign currency transactions being available at attractive prices, the availability of liquid markets and the ability of the portfolio managers to accurately predict the direction of changes in currency exchange rates. Currency exchange rates may be volatile and may be affected by, among other factors, the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls and speculation. Currency transactions are also subject to the risk that the other party in the transaction will default its contractual obligation, which would deprive a Fund of unrealized profits or force a Fund to cover

PROSPECTUS	|	March 1, 2014	77

Additional Information About Investment Strategies and Related Risks

its commitments for purchase or sale of a currency, if any, at the current market price. If a Fund enters into a forward foreign currency contract, its custodian will segregate liquid assets of the Fund having a value equal to the Fund’s commitment under such forward contract from day to day, except to the extent that the Fund’s forward contract obligation is covered by liquid portfolio securities denominated in, or whose value is tied to, the currency underlying the forward contract.

Currency Risk. To the extent that a Fund invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could negatively impact investment gains or add to investment losses. Although a Fund may attempt to hedge against currency risk, the hedging instruments may not always perform as the Fund expects and could produce losses. Suitable hedging instruments may not be available for currencies of emerging market countries. A Fund’s investment adviser may determine not to hedge currency risks, even if suitable instruments appear to be available.

Geographic Concentration Risk. Investments in a particular country or geographic region may be particularly susceptible to political, diplomatic or economic conditions and regulatory requirements. To the extent a Fund concentrates its investments in a particular country, region or group of regions, the Fund may be more volatile than a more geographically diversified fund.

Convertible Securities Risk. The value of a convertible security is influenced by both the yield of non-convertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its “investment value.” A convertible security’s investment value tends to decline as prevailing interest rate levels increase. Conversely, a convertible security’s investment value increases as prevailing interest rate levels decline. However, a convertible security’s market value will also be influenced by its “conversion value,” which is the market value of the underlying common stock that would be obtained if the convertible security were converted. A convertible security’s conversion value tends to increase as the price of the underlying common stock increases, and decrease as the price of the underlying common stock decreases.

As the market price of the underlying common stock declines such that the conversion value is substantially below the investment value of the convertible security, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock.

If the market price of the underlying common stock increases to a point where the conversion value approximates or exceeds the investment value, the price of the convertible security tends to be influenced more by the market price of the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would be paid before the company’s common stockholders. Consequently, the issuer’s convertible securities entail less risk than its common stock.

Synthetic Convertible Instruments Risk. The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible instrument is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

Rule 144A Securities Risk. Certain of the Funds may invest in convertible securities and synthetic convertible instruments, which typically are issued and sold through transactions under Rule 144A of the Securities Act of 1933. Under the supervision of its board of trustees, a Fund will determine whether Rule 144A Securities are illiquid. If qualified institutional buyers are unwilling to purchase these Rule 144A Securities, the percentage of a Fund’s assets invested in illiquid securities would increase. Typically, a Fund purchases Rule 144A Securities only if CALAMOS ADVISORS has determined them to be liquid. If any Rule 144A Security held by a fund should become illiquid, the value of the security may be reduced and a sale of the security may be more difficult.

Debt Securities Risk. Debt securities are subject to various risks, including interest rate risk, credit risk and default risk. Interest rate risk is the risk that a Fund’s investments in debt securities will decrease in value as a result of an increase in interest rates. Generally, there is an inverse relationship between the value of a debt security and interest rates. Therefore, the value of debt securities generally decrease in periods when interest rates are rising. In addition, interest rate changes typically have a greater effect on prices of longer-term debt securities than shorter-term debt securities. Due to recent events in the fixed-income markets, including the potential impact of the Federal Reserve Board tapering its quantitative easing program, a Fund may be subject to heightened interest rate risk as a result of a rise in interest rates. In addition, a Fund is subject to the risk that interest rates may exhibit increased

78	CALAMOS FAMILY OF FUNDS

Additional Information About Investment Strategies and Related Risks

volatility, which could cause the Fund’s net asset value to fluctuate more. A decrease in fixed-income market maker capacity may act to decrease liquidity in the fixed-income markets and act to further increase volatility, affecting a Fund’s return. Credit risk is the risk that a debt security could deteriorate in quality to such an extent that its rating is downgraded or its market value declines relative to comparable securities. Default risk refers to the risk that a company that issues a debt security will be unable to fulfill its obligation to repay principal and interest. The lower a bond is rated, the greater its default risk. To the extent the Fund holds securities that have been downgraded, or that default on payment, its performance could be negatively affected.

High Yield Fixed-Income Securities (Junk Bonds) Risk. Investment in junk bonds entails a greater risk than an investment in higher-rated securities. Although junk bonds typically pay higher interest rates than investment-grade bonds, there is a greater likelihood that the company issuing the junk bond will default on interest and principal payments. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets to repay them. Junk bonds are also more sensitive to adverse economic changes or individual corporate developments than higher quality bonds. During a period of adverse economic changes, including a period of rising interest rates, companies issuing junk bonds may be unable to make principal and interest payments.

Short Sale Risk. Short sales involve risks. A Fund may incur a loss (without limit) as a result of a short sale if the market value of the borrowed security increases between the date of the short sale and the date the Fund replaces the security. A Fund may be unable to repurchase the borrowed security at a particular time or at an acceptable price. A Fund might be unable to implement these strategies because of the lack of attractive short sale opportunities. If a convertible security used to cover a short position is called before conversion, a Fund may be required to purchase the security sold short at a price in the open market above the price at which the Fund had sold the security short.

Options Risk. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. A Fund’s ability to utilize options successfully will depend on CALAMOS ADVISORS’ ability to predict pertinent market movements, which cannot be assured.

A Fund’s ability to close out its position as a purchaser or seller of an Options Clearing Corporation or exchange-listed put or call option is dependent, in part, upon the liquidity of the option market. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option to realize any profit or the option would expire and become worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, a Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call. The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets until the next trading day.

Unless the parties provide for it, there is no central clearing or guaranty function in an over-the-counter option. As a result, if the counterparty fails to make or take delivery of the security or other instrument underlying an over-the-counter option it has entered into with a Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, CALAMOS ADVISORS must assess the creditworthiness of each such counterparty or any guarantor or credit enhancement of the counterparty’s credit to determine the likelihood that the terms of the over-the-counter option will be satisfied.

Portfolio Turnover Risk. Engaging in active and frequent trading of securities may result in a higher than average level of capital gains and greater transaction costs to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale and reinvestments of securities. Such sales may also result in the realization of capital gains, including short-term capital gains (which are taxed at ordinary income tax rates for federal income tax purposes, rather than at lower capital gains rates) and may adversely impact a Fund’s performance. It is possible that a Fund engaging in active and frequent trading may distribute sizable taxable gains to its shareholders, regardless of the Fund’s net longer term performance. The trading costs and tax effects associated with portfolio turnover will adversely affect the Fund’s performance and lower the Fund’s effective return for investors.

PROSPECTUS	|	March 1, 2014	79

Additional Information About Investment Strategies and Related Risks

Tax Risk. The federal income tax treatment of convertible securities or other securities in which the Funds may invest may not be clear or may be subject to re-characterization by the Internal Revenue Service. It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the Internal Revenue Service. Any such failure to comply with the rules applicable to regulated investment companies could cause the Fund to fail to qualify as such.

Leveraging Risk. The risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

Derivative Risks. Derivatives may be more volatile than other investments and may magnify the Fund’s gains or losses. Successful use of derivatives depends upon to which the prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The Fund could be negatively affected if the change in market value of its securities fails to correlate with the value of derivatives it purchase or sole. The potential lack of a liquid secondary market for a derivative may present the Fund from closing its derivatives positions and to limit losses or realize profits. Derivatives may be purchased for a fraction of their value and small price movements may result in an immediate and substantial loss to the Fund. Additional, derivatives instruments are subject I counter party risk, meaning that the party who issues the derivatives may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations.

Futures and Forward Contracts. Futures contracts provide for the future sale of sale by one party and purchase by another of specific security time and price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a positions in a futures contract at a specified exercise price during the term of the options. Futures and forward contracts are subject to counterparty risk, meaning that the party who issues the derivatives may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

Portfolio Selection Risk. The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Sector Risk. To the extent a Fund invests a significant portion of its assets in a particular sector, a greater portion of the Fund’s performance may be effected by the general business and economic conditions effecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result, returns from those sectors may trail returns from the overall stock market and it is possible that a Fund may underperform the broader market, or experience greater volatility.

Cash Holdings Risk. The Fund may invest in cash and cash equivalents for indefinite periods of time when the Fund’s investment adviser determines the prevailing market environment warrants doing so. When the Fund holds cash positions, it may lose opportunities to participate in market appreciation, which may result in lower returns than if the Fund had remained fully invested in the market. Furthermore, cash and cash equivalents may generate minimal or no income and could negatively impact the Fund’s performance and ability to achieve its investment objective.

MLP Risk. Investments in securities of MLPs involve risk that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to the potential conflicts of interest between the MLP and the MLPs general partners, cash flow risks, dilution risks and risks related to the general partners right to acquire until holders to sell their common units at an undesirable time or price.

MLP Tax Risk. MLPs do not pay federal income tax at the partnership level. Rather, each parent is allocated a share of the partnerships’ income, gains, losses, deductions and credits. A change in current tax law, or a change in the underlying business of an MLP, could result in an MLP being treated as a corporation, instead of a partnership, for federal income tax purposes, which would result in such MLP being required to pay income tax on its taxable income. This would have the effect of reducing the amount of cash available for distribution by the MLP, potentially reducing the value of the Fund’s investment and consequently your investment in the Fund.

80	CALAMOS FAMILY OF FUNDS

Additional Information About Investment Strategies and Related Risks

MLP Liquidity Risk. Although common units of MLPs trade on the NYSE, the NASDAQ and Amex, certain MLP securities trade less frequently than those of larger companies due to their smaller capitalization. As a result, the price of such MLPs may display abrupt and erratic movements at times. Additionally it may be more difficult for the Fund to buy and sell significant amounts of such securities without unfavorable impact on prevailing market process. As a result, these securities may be difficult to dispose of at a fair price when the Adviser desires to do so. This may adversely affect the Funds ability to take advantage of other market opportunities or make dividend distributions.

Equity Securities of MLPs Risk. MLP common units, like other equity securities, can be affected by macro- economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards an issuer or certain market sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs, like the prices other equity securities, also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

RIC Qualification Risk. To qualify for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code (“Code”), the Fund must meet certain income source, asset diversification and annual distribution requirements. The Fund’s MLP investments may make it more difficult for the Fund to meet these requirements. The asset diversification requirements include a requirement that, at the end of each quarter of each taxable year, not more than 25% of the value of the Fund’s total assets is invested in the securities (including debt securities) of one or more qualified publicly traded partnerships. The Fund anticipates that the MLPs in which it invests will be qualified publicly traded partnerships. If the Fund’s MLP investments exceed this 25% limitation, due to portfolio activity, then the Fund would not satisfy the diversification requirements and could fail to qualify as a RIC. If, in any year, the Fund fails to qualify as a RIC for any reason, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of our distributions.

Mortgage-related and Other Asset-backed Securities Risk. In addition to general fixed-income instrument risks, mortgage-related and asset-backed securities are subject to extension risk and prepayment risk.

Extension Risk. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility.

Prepayment Risk. When interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities because borrowers may pay off their mortgages sooner than expected. In addition, the potential impact of prepayment on the price of asset-backed and mortgage-backed securities may be difficult to predict and result in greater volatility.

U.S. Government Security Risk. Some securities issued by U.S. Government agencies or government sponsored enterprises are not backed by the full faith and credit of the U.S. and may only be supported by the right of the agency or enterprise to borrow from the U.S. Treasury. There can be no assurance that the U.S. Government will always provide financial support to those agencies or enterprises.

Convertible Hedging Risk. If the market price of the underlying common stock increases above the conversion price on a convertible security, the price of the convertible security will increase. The Fund’s increased liability on any outstanding short position would, in whole or in part, reduce this gain.

Covered Call Writing Risk. As the writer of a covered call option on a security, the Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security, covering the call option above the sum of the premium and the exercise price of the call.

Portfolio security holdings disclosure

A description of the Funds’ policies and procedures in connection with the disclosure of portfolio security holdings of the Funds is available in the statement of additional information and on the Funds’ website, www.calamos.com.

PROSPECTUS	|	March 1, 2014	81

Fund Facts

Who manages the Funds?

The Funds’ investments are managed by CALAMOS ADVISORS LLC, 2020 Calamos Court, Naperville, IL. CALAMOS ADVISORS is an indirect subsidiary of CALAMOS ASSET MANAGEMENT, INC., whose voting shares are majority-owned by CALAMOS FAMILY PARTNERS, INC., which is controlled by John P. Calamos, Sr. and the Calamos family.

Subject to the overall authority of the board of trustees, CALAMOS ADVISORS provides continuous investment supervision and management to the Funds under a management agreement and also furnishes office space, equipment and management personnel. For these services, each Fund pays CALAMOS ADVISORS a fee based on its average daily net assets, which is accrued daily and paid on a monthly basis. The Funds paid fees (before any reimbursement) under the management agreement during the fiscal year ended October 31, 2013 in the following amounts as a percentage of their average net assets:

Fees paid during the fiscal year ended October 31, 2013:

FUND	FISCAL YEAR ENDED OCTOBER 31, 2013
Calamos Growth Fund	0.83%
Calamos Opportunistic Value Fund	1.00%
Calamos Focus Growth Fund	1.00%
Calamos Discovery Growth Fund	1.00%
Calamos International Growth Fund	0.98%
Calamos Evolving World Growth Fund	1.10%
Calamos Global Equity Fund	0.98%
Calamos Growth and Income Fund	0.67%
Calamos Global Growth and Income Fund	0.97%
Calamos Convertible Fund	0.71%
Calamos Total Return Bond Fund	0.55%
Calamos High Income Fund	0.75%
Calamos Market Neutral Income Fund	0.68%
Calamos Long/Short Fund[1]	1.25%
Calamos Dividend Growth Fund[2]	1.00%
Calamos Mid Cap Growth Fund[2]	1.00%
Calamos Emerging Market Equity Fund[3]	N/A

1	Period from commencement of operations on June 3, 2013

2	Period from commencement of operations on August 5, 2013

3	Commencement of operations was after October 31, 2013, therefore the Fund does not have any data to report.

For the International Growth Fund and the Global Equity Fund, the fee payable under the management agreement is determined by calculating a base fee and applying a performance adjustment, as described in further detail below. The payment and calculation of the performance adjustment is subject to the ultimate supervision of the board of trustees. The base fee is at the annual rate of 1.00% on the first $500 million, 0.95% on the next $500 million, 0.90% on the next $5 billion (over $1 billion to $6 billion), 0.88% on the next $5 billion (over $6 billion to $11 billion), 0.86% on the next $5 billion (over $11 billion to $16 billion), 0.84% on the next $5 billion (over $16 billion to $21 billion), 0.82% on the next $5 billion (over $21 billion to $26 billion), and 0.80% on average daily net assets in excess of $26 billion.

For the International Growth Fund, the performance adjustment equally increases or decreases the management fee, on a monthly basis, by 1/12 of 0.03% of the Fund’s average daily net assets over the performance measurement period for each full 1% increment amount by which the Fund outperforms or underperforms the MSCI EAFE Growth Index over the performance measurement period on an annualized basis. For the Global Equity Fund, the performance adjustment equally increases or decreases the fee, on a monthly basis, by 1/12 of 0.03% of the Fund’s average daily net assets over the performance

82	CALAMOS FAMILY OF FUNDS

Fund Facts

measurement period for each full 1% increment amount by which the Fund outperforms or underperforms the MSCI World Index over the performance measurement period on an annualized basis. The maximum monthly performance adjustment for each Fund is plus or minus 1/12 of 0.30% of the Fund’s average daily net assets during the performance measurement period.

The performance adjustment rate is calculated by comparing each Fund’s NAV per Class A share to the performance of its respective Index over the performance measurement period. The performance measurement period for the International Growth Fund began at the start of the first full month of operation (April 1, 2005) and includes the trailing 36 months. The performance measurement period for the Global Equity Fund began at the start of the first full month of operation (March 1, 2007) and includes the trailing 36 months. Prior to February 1, 2008, only the base fee was payable, and there was no performance adjustment. Commencing in February 2008, the base fee was subject to adjustment based on the performance of the Fund’s Class A shares relative to that of the MSCI World Index over the 12 calendar months ended February 29, 2008. For each succeeding month through February 2010, the performance measurement period increased by one month, and thereafter the performance measurement period became the trailing 36 months.

Because the performance adjustment is tied to the Fund’s performance relative to that of the Index (and not to its absolute performance), the performance adjustment could increase the fee payable to CALAMOS ADVISORS even if the Fund’s shares lose value during the performance measurement period and could decrease that fee even if the Fund’s shares increase in value during the performance measurement period. For purposes of computing the base fee and the performance adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the base fee, versus average daily net assets during the performance measurement period for the performance adjustment). Fund performance is calculated net of expenses, whereas the Index does not bear any fees or expenses. Reinvestment of dividends and distributions are included in calculating the performance of both the Fund and the Index. The base fee is calculated and accrued daily. The performance adjustment is calculated monthly in arrears and is accrued evenly each day throughout the month. The management fee is paid monthly in arrears. If the board of trustees determines that another index is appropriate for the Fund, it may designate a successor index to be substituted for the Index, subject to approval by shareholders.

CALAMOS ADVISORS has contractually agreed to limit the annual ordinary operating expenses of the Growth Fund, Evolving World Growth Fund, Growth and Income Fund, Global Growth and Income Fund, Convertible Fund, High Income Fund and Market Neutral Income Fund as a percentage of the average net assets of the particular class of shares, to 1.75% for Class A shares, 2.50% for Class B shares and 2.50% for Class C shares. For purposes of this expense limitation agreement, operating expenses do not include dividend expense on short positions. This expense limitation agreement is binding on CALAMOS ADVISORS through March 31, 2015 for each Fund.

CALAMOS ADVISORS has contractually agreed to limit the annual ordinary operating expenses of the Opportunistic Value Fund and the Focus Growth Fund as a percentage of the average net assets of the particular class of shares, to 1.15% for Class A shares, 1.90% for Class B shares and 1.90% for Class C shares. For purposes of this expense limitation agreement, operating expenses do not include dividend expense on short positions. This expense limitation agreement is binding on CALAMOS ADVISORS through March 31, 2015 for each Fund.

CALAMOS ADVISORS has contractually agreed to limit the annual ordinary operating expenses of the International Growth Fund and Global Equity Fund as a percentage of the average net assets of the particular class of shares, to 1.40% for Class A shares, 2.15% for Class B shares and 2.15% for Class C shares provided that such limitations for any period will be adjusted upward or downward by the performance adjustment for the period. For example, a 0.10% upward adjustment to the management fee would mean that CALAMOS ADVISORS would reimburse Fund expenses so that total annual fund operating expenses are limited to 1.50%, 2.25% and 2.25% for Class A shares, Class B shares and Class C shares, respectively. For purposes of this expense limitation agreement, operating expenses do not include dividend expense on short positions. This expense limitation agreement is binding on CALAMOS ADVISORS through March 31, 2015 for each Fund.

CALAMOS ADVISORS has contractually agreed to limit the annual ordinary operating expenses of Discovery Growth Fund, as a percentage of the average net assets of the particular class of shares, to 1.50% for Class A shares, 2.25% for Class B shares and 2.25% for Class C shares. For purposes of this expense limitation agreement, operating expenses do not include dividend

PROSPECTUS	|	March 1, 2014	83

Fund Facts

expenses on short positions. This expense limitation agreement is binding on CALAMOS ADVISORS through March 31, 2015. This agreement is not terminable by either party.

CALAMOS ADVISORS has contractually agreed to limit the annual ordinary operating expenses of Total Return Bond Fund as a percentage of the average net assets of the particular class of shares, to 0.90% for Class A shares, 1.65% for Class B shares and 1.65% for Class C shares. For purposes of this expense limitation agreement, operating expenses do not include dividend expenses on short positions. This expense limitation agreement is binding on CALAMOS ADVISORS through March 31, 2015. This agreement is not terminable by either party.

CALAMOS ADVISORS has contractually agreed to limit the annual ordinary operating expenses of the Long/Short Fund, as a percentage of the average net assets of the particular class of shares, to 2.00% for Class A shares and 2.75% for Class C shares. For purposes of this expense limitation agreement, operating expenses do not include dividend expenses on short positions. This expense limitation agreement is binding on CALAMOS ADVISORS through March 31, 2015. This agreement is not terminable by either party.

CALAMOS ADVISORS has contractually agreed to limit the annual ordinary operating expenses of the Dividend Growth Fund, as a percentage of the average net assets of the particular class of shares, to 1.35% for Class A shares and 2.10% for Class C shares. For purposes of this expense limitation agreement, operating expenses do not include dividend expenses on short positions. This expense limitation agreement is binding on CALAMOS ADVISORS through March 31, 2015. This agreement is not terminable by either party.

CALAMOS ADVISORS has contractually agreed to limit the annual ordinary operating expenses of the Mid Cap Growth Fund, as a percentage of the average net assets of the particular class of shares, to 1.25% for Class A shares and 2.00% for Class C shares. For purposes of this expense limitation agreement, operating expenses do not include dividend expenses on short positions. This expense limitation agreement is binding on CALAMOS ADVISORS through March 31, 2015. This agreement is not terminable by either party.

CALAMOS ADVISORS has contractually agreed to limit the annual ordinary operating expenses of the Emerging Market Equity Fund, as a percentage of the average net assets of the particular class of shares, to 1.75% for Class A shares and 2.50% for Class C shares. For purposes of this expense limitation agreement, operating expenses do not include dividend expenses on short positions. This expense limitation agreement is binding on CALAMOS ADVISORS through March 31, 2015. This agreement is not terminable by either party.

On June 21, 2013 the board of trustees unanimously approved the renewal of the management agreement for each Fund, except Long/Short Fund, Dividend Growth Fund, Mid Cap Growth Fund and Emerging Market Equity Fund. On March 15, 2013 for Long/Short Fund and on June 21, 2013, for the Dividend Growth Fund and Mid Cap Growth Fund, the board of trustees unanimously approved the management agreement for each Fund. A discussion regarding the basis for the approval by the board of trustees of the management agreement for the Funds, except the Emerging Market Equity Fund, is included in the Funds’ annual report to shareholders for the fiscal year ended October 31, 2013. On December 19, 2013, the board of trustees unanimously approved the management agreement for the Emerging Market Equity Fund. A discussion regarding the basis for the approval by the board of trustees of the management agreement for the Emerging Market Equity Fund will be included in the Fund’s semi-annual report to shareholders for the fiscal period ending April 30, 2014.

Portfolio Managers

John P. Calamos, Sr. During the past five years, John P. Calamos, Sr. has been President and Trustee of the Calamos Investment Trust (“Trust”) and Chairman, CEO and Global Co-CIO of CALAMOS ADVISORS as of August 31, 2012, prior thereto he was Chairman, CEO and Co-CIO of CALAMOS ADVISORS and its predecessor company.

Gary D. Black. Gary D. Black became the Executive Vice President and Global Co-CIO of CALAMOS ADVISORS as of August 31, 2012. Mr. Black served as Chief Executive Officer and Chief Investment Officer, and was a Founding Member of Black Capital LLC from July 2009 until August 2012, prior thereto, Mr. Black served as Chief Executive Officer of Janus Capital Group from January 2006 through July 2009.

84	CALAMOS FAMILY OF FUNDS

Fund Facts

Nick Niziolek. Nick Niziolek joined CALAMOS ADVISORS in March 2005 and has been a Co-Portfolio Manager, Co-Head of Research since August 2013. Between March 2013 and August 2013 he was a Co-Portfolio Manager. Between March 2005 and March 2013 he was a senior strategy analyst.

Jeff Scudieri. Jeff Scudieri joined CALAMOS ADVISORS in 1997 and has been a Co-Portfolio Manager, Co-Head of Research since August 2013. Previously, he was a Co-Head of Research and Investment from July 2010 to August 2013, prior thereto he was a senior strategy analyst between September 2002 and July 2010.

Jon Vacko. Jon Vacko joined CALAMOS ADVISORS in 2000 and has been a Co-Portfolio Manager, Co-Head of Research since August 2013. Previously, he was a Co-Head of Research and Investments from July 2010 to August 2013, prior thereto he was a senior strategy analyst between July 2002 and July 2010.

John P. Calamos, Jr. John P. Calamos, Jr., Co-Portfolio Manager of CALAMOS ADVISORS joined the firm in 1985 and has held various senior investment positions since that time.

Dennis Cogan. Dennis Cogan joined CALAMOS ADVISORS in March 2005 and since March 2013 is a Co-Portfolio Manager. Between March 2005 and March 2013 he was a senior strategy analyst.

Christopher Hartman. Christopher Hartman joined CALAMOS ADVISORS in February 1997 and since March 2013 is a Co-Portfolio Manager. Between May 2001 and March 2013 he was a senior strategy analyst.

John Hillenbrand. John Hillenbrand joined CALAMOS ADVISORS in 2002 and since March 2013 is a Co-Portfolio Manager. Between August 2002 and March 2013 he was a senior strategy analyst.

Jeremy Hughes. Jeremy Hughes joined CALAMOS ADVISORS in June 2013 as a Co-Portfolio Manager. Prior thereto, Mr. Hughes was a Vice President and Senior High Yield Portfolio Manager at Aviva Investors since 2008.

Steve Klouda. Steve Klouda joined CALAMOS ADVISORS in 1994 and has been a Co-Portfolio Manager since March 2013. Between July 2002 and March 2013 he was a senior strategy analyst.

Christopher Langs. Christopher Langs joined CALAMOS ADVISORS in June 2013 as a Co-Portfolio Manager. Prior thereto, Mr. Langs was a Vice President and Senior High Yield Portfolio Manager at Aviva Investors since 2006.

Brendan Maher. Brendan Maher joined CALAMOS ADVISORS in September 2012 and has been a Co-Portfolio Manager since March 2013. Between September 2012 and March 2013 he was a senior strategy analyst. Previously, Mr. Maher served as a Senior Research Analyst at Black Capital from March 2011 until September 2012. Prior thereto Mr. Maher was a Founding Partner in Savannah-Baltimore Capital Management, LLC from 2004 to 2011.

Jeff Miller. Jeff Miller joined CALAMOS ADVISORS in July 2012 and has been a Co-Portfolio Manager since March 2013. Between July 2012 and March 2013 he was a senior strategy analyst, Value Team. Prior thereto he was Portfolio Manager and President of Value Equities at American Independence Financial Services LLC.

Eli Pars. Eli Pars joined CALAMOS ADVISORS in May 2013 as a Co-Portfolio Manager. Previously, he was a Portfolio Manager at Chicago Fundamental Investment Partners from February 2009 until November 2012. Prior thereto, Mr. Pars was President at Mulligan Partners LLC from October 2006 until February 2009.

Matthew Dveirin. Matthew Dveirin joined CALAMOS ADVISORS in July 2013 as a Co-Portfolio Manager. Prior thereto, Mr. Dveirin was a Senior Research Analyst at Clovis Capital Management, LP since 2006.

Ariel Fromer. Ariel Fromer joined CALAMOS ADVISORS in July 2012 and has been a Co-Portfolio Manager since March 2013. Between July 2012 and March 2013 she was a senior strategy analyst, Value Team. Prior thereto she was Portfolio Manager and President of Value Equities at American Independence Financial Services LLC.

Daniel Fu. Daniel Fu joined CALAMOS ADVISORS in September 2012 as a Co-Portfolio Manager. Mr. Fu previously was a Vice President and Senior Analyst at Peconic Partners, a long/short equity hedge fund, where he focused on the consumer/ retail sector with a secondary focus in the internet/technology sector. Previously, Mr. Fu was an Investment Analyst at Citi Principal Strategies, a long/short equity fund from 2010 to 2011. Prior to Citi Principal Strategies, he was with Citigroup Investment Research from 2006 to 2010.

PROSPECTUS	|	March 1, 2014	85

Fund Facts

David Kalis. David Kalis joined CALAMOS ADVISORS in February 2013 and has been a Co-Portfolio Manager since March 2013. Previously, he was a Managing Partner at Charis Capital Management LLC from 2010 until 2013. Prior thereto, Mr. Kalis was Senior Vice President, Institutional Asset Management Group at Northern Trust Global Investments from 2006 to 2009.

Tammy Miller. Tammy Miller joined CALAMOS ADVISORS in July 2012 and has been a Co-Portfolio Manager since March 2013. Between July 2012 and March 2013 she was a senior strategy analyst, Value Team. Prior thereto she was Vice President of Research at American Independence Financial Services LLC.

Michael Roesler. Michael Roesler joined CALAMOS ADVISORS in February 2014 as a Co-Portfolio Manager. Previously, he was a Lead Technology Sector Analyst for Small/Mid/Large/All Cap Growth Funds at Oak Ridge Investments since 2010. Prior thereto, Mr. Roesler was a Senior Equity Analyst Small and Mid Cap Growth Funds at Northern Trust Global Investments from 2008 to 2010.

Himanshu Sheth. Himanshu Sheth joined CALAMOS ADVISORS in September 2012 as a Co-Portfolio Manager. Previously, he was a sector head at Black Capital since 2011. Prior to joining Black Capital, Mr. Sheth was a principal and key member of the investment team at JAI Capital Management, a long/short equity hedge fund, where he focused on the energy, materials, and industrials sectors from 2009 to 2011. Previously, Mr. Sheth was a research analyst at One East Partners from 2007 to 2009.

Naveen Yalamanchi. Naveen Yalamanchi joined CALAMOS ADVISORS in September 2012 as a Co-Portfolio Manager. Previously, he was a sector head at Black Capital since 2011. Prior to joining Black Capital, Dr. Yalamanchi was a health care portfolio manager at RTW Funds, where he managed a long/short health care sleeve of the portfolio from 2010 to 2011. Prior thereto, Dr. Yalamanchi was a senior health care analyst at Millennium Partners in 2009 and at Davidson Kempner Capital Management from 2006 through 2008, where he focused on long and short opportunities across all health care subsectors.

Jason Hill. Jason Hill joined CALAMOS ADVISORS in March 2004 as a Portfolio Administrator and, since August 2013 serves as a Senior Strategy Analyst.

The Funds’ statement of additional information provides additional information about the team leaders, including other accounts they manage, their ownership in the CALAMOS FAMILY OF FUNDS and their compensation.

Team Approach to Management. CALAMOS ADVISORS employs a team approach to portfolio management, led by the Global Co- CIOs and comprised generally of the Global Co-CIOs and Co-Portfolio Managers. The Global Co-CIOs and Co-Portfolio Managers are supported by and lead a team of investment professionals whose valuable contributions create a synergy of expertise that can be applied across many different investment strategies. Co-Portfolio Managers are supported by a team of sector analysts making recommendations based upon rigorous fundamental research.

CALAMOS ADVISORS has an Investment Committee (“Investment Committee”) that performs the following functions:

•	Establishment of top-down global macroeconomic views

•	Discussion of sector, thematic and geographic positioning across strategies

•	Oversight of risk management across strategies

•	Monitoring and evaluation of investment performance

•	Evaluation and recommendation of enhancements to the investment process

The Investment Committee operates as a team and consists of our Global Co-CIOs, who will lead the Committee, and a select group of senior investment professionals. Other members of the investment team will also participate in Committee meetings in connection with specific investment related issues or topics as deemed appropriate. Membership of the Investment Committee may be modified to ensure we adapt to dynamic economic, capital market and investment environments as well as incorporate diverse views into our investment process.

John P. Calamos, Sr. and Gary D. Black, Global Co-CIOs of CALAMOS ADVISORS, generally focus on firm-wide risk management and the top-down approach of diversification by country and industry sector and macro-level investment themes. As Global Co-CIOs, Messrs. John P. Calamos, Sr. and Gary D. Black direct the team’s focus on the macro themes upon which the portfolio’s strategy is based. For all Funds except Opportunistic Value Fund and Dividend Growth Fund, the team, as a whole, implements the investment strategies, under the general direction and supervision of the Global Co-CIOs and the Co-Portfolio Managers. John P. Calamos, Sr. and Gary D. Black, are responsible for the day-to-day management of the team, bottom-up research efforts

86	CALAMOS FAMILY OF FUNDS

Fund Facts

and strategy implementation. Nick Niziolek, Jon Vacko, Jeff Scudieri, John P. Calamos, Jr., Dennis Cogan, Christopher Hartman, John Hillenbrand, Jeremy Hughes, Steve Klouda, Christopher Langs, Brendan Maher, Jeff Miller, Eli Pars, Matthew Dveirin, Ariel Fromer, Daniel Fu, David Kalis, Tammy Miller, Michael Roesler, Himanshu Sheth, and Naveen Yalamanchi are each Co-Portfolio Managers, and Jason Hill is a Senior Strategy Analyst, for the Funds for which each has been so designated. Collectively Mr. Miller, Ms. Fromer and Ms. Miller are referred to as (the “Value Team”). With regard to the Dividend Growth and the Opportunistic Value Funds, the Investment Committee, headed by Messrs. John Calamos, Sr. and Gary D. Black, will direct the team’s focus on the macro themes upon which the portfolio’s strategy is based. However, the Value Team will be responsible for the day-to-day management of the portfolio, including buy and sell decisions of underlying investments, and will implement the investment strategies, under the general direction and supervision of the Global Co-CIOs.

Supplemental Performance

Prior to joining CALAMOS ADVISORS in July 2012, Mr. Miller was Portfolio Manager and President of Value Equities at American Independence Financial Services LLC. Mr. Miller, Ms. Fromer and Ms. Miller (“Value Team”) were primarily responsible for the management of the American Independence Stock Fund (“Stock Fund”) (IFCSX; ISFSX; ISISX) from May 1, 2007 until June 30, 2012. Performance prior to May 1, 2007 is not attributable to Mr. Miller or the Value Team. The Stock Fund’s investment objective is and was long-term capital appreciation. During the relevant period, it used a value oriented approach to selecting stock by identifying stocks that it considers undervalued. The Opportunistic Value Fund’s investment objective is long-term capital growth. In pursuing its objective the fund seeks out stocks that, in the investment adviser’s opinion, are undervalued according to certain financial measurements of their intrinsic value. The performance information does not represent the performance of the Opportunistic Value Fund, nor does it guarantee or indicate future performance. As of the February 29, 2012 Stock Fund prospectus, the total annual expenses of the Stock Fund were are higher than those of the Opportunistic Value Fund. The total annual expenses for the Stock Fund, after fee waivers and reimbursements, were are 1.49% for class A, 2.18% for class C and 1.18% for the Institutional class.

The following supplemental performance information sets forth average annual total return information for the Stock Fund. The performance takes into account, among other things, fees and expenses, investment limitations and tax considerations of the Stock Fund that may be different from the Opportunistic Value Fund. All returns of the Stock Fund presented below are calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses during the applicable period. The supplemental performance information has not been audited.

Performance of the American Independence Stock Fund for the period during which it was advised by the Value Team, May 1, 2007 to June 30, 2012.

Average Annual Total Return as of June 30, 2012
	ONE YEAR	THREE YEARS	FIVE YEARS	SINCE INCEPTION*
American Independence Stock Fund — Class A
At NAV	-0.82%	13.10%	2.24%	2.61%
With 5.75% Sale Charge	-6.55%	10.90%	1.04%	1.44%
American Independence Stock Fund — Class C
1.00% CDSC	-2.49%	12.31%	N/A	2.47%
American Independence Stock Fund — Institutional Class	-0.48%	13.46%	2.64%	3.01%
Russell 1000 Value Index	3.01%	15.80%	-2.19%	-1.90%

*	For Class A and I shares, the Value Team began managing the Stock Fund on 5/1/07 and the since inception date reflect returns for the time period described. The Class C shares of the Stock Fund did not commence operations until September 24, 2007.

PROSPECTUS	|	March 1, 2014	87

Fund Facts

What classes of shares do the Funds offer?

This prospectus offers two classes of shares of each Fund: Class A and Class C shares, and in limited circumstances, one additional share class, Class B shares, for each Fund except Long/Short Fund, Dividend Growth Fund, Mid Cap Growth Fund and Emerging Market Equity Fund. Class I shares and Class R shares, which have different expense structures, are offered by a separate prospectus. Effective on July 31, 2009, the Funds no longer accept purchases of Class B shares from new or existing investors, except from existing investors through Qualifying Transactions (as defined below). The different classes of Fund shares are investments in the same portfolio of securities, but each class of shares has different expenses and will likely have different NAVs. The main differences among Class A, Class B and Class C shares lie primarily in their initial and contingent deferred sales charge structures and their distribution fees. Class A shares generally bear an initial sales charge at the time of purchase, while Class B shares and Class C shares generally bear a contingent deferred sales charge at the time of redemption. All three share classes bear distribution and/or service fees. Please see the “How Can I Buy Shares — By Exchange” and the “Exchange for Class I” sections of the prospectus for a discussion of the exchange features of each Fund’s share classes.

Class A shares

For each Fund, the offering price for Class A shares is the NAV per share plus an initial sales charge. For each Fund, except Total Return Bond Fund, the maximum sales charge is 4.75% of the offering price. For Total Return Bond Fund, the maximum sales charge is 3.75% of the offering price. The sales charge varies depending on the amount of your purchase, as follows:

	SALES CHARGE
EACH FUND (OTHER THAN TOTAL RETURN BOND FUND)	AS A % OF NET AMOUNT INVESTED	AS A % OF OFFERING PRICE
Less than $50,000	4.99%	4.75%
$50,000 but less than $100,000	4.44	4.25
$100,000 but less than $250,000	3.63	3.50
$250,000 but less than $500,000	2.56	2.50
$500,000 but less than $1,000,000	2.04	2.00
$1,000,000 or more*	None	None

TOTAL RETURN BOND FUND	AS A % OF NET AMOUNT INVESTED	AS A % OF OFFERING PRICE
Less than $50,000	3.90%	3.75%
$50,000 but less than $100,000	3.36	3.25
$100,000 but less than $250,000	2.56	2.50
$250,000 but less than $500,000	1.52	1.50
$500,000 but less than $1,000,000	1.01	1.00
$1,000,000 or more*	None	None

*	Redemption of shares may be subject to a contingent deferred sales charge as discussed below.

Class A shares also have a 0.25% distribution (12b-1) fee. See “Distribution and service (Rule 12b-1) plan” for more information about distribution fees.

How can I reduce sales charges for Class A purchases?

As the table above shows, the larger your investment, the lower your initial sales charge on Class A shares. Each investment threshold that qualifies for a lower sales charge is known as a “breakpoint.” You may be able to qualify for a breakpoint on the basis of a single purchase or by aggregating the amounts of more than one purchase in the following ways:

88	CALAMOS FAMILY OF FUNDS

Fund Facts

Rights of accumulation

You may combine the value at the current public offering price of Class A, B and C shares of any Funds within the CALAMOS FAMILY OF FUNDS already owned and Fidelity Prime Money Market Fund Shares (discussed below) previously purchased by exchanging from Calamos Fund shares with a new purchase of Class A shares of any Fund within the CALAMOS FAMILY OF FUNDS to reduce the sales charge on the new purchase. The sales charge for the new shares will be figured at the rate in the table above that applies to the combined value of your current and new investment.

Letter of Intent

Under a letter of intent, you may purchase additional Class A shares of any Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at once. A letter of intent does not obligate you to purchase or sell additional Class A shares. See the statement of additional information for more information about letters of intent.

$1,000,000 purchase order

You may purchase a Fund’s Class A shares at the NAV without a sales charge provided that the total amount invested in Class A shares of all Funds within the CALAMOS FAMILY OF FUNDS totals at least $1,000,000. Shares purchased at NAV in an account with a value of $1,000,000 without a sales charge may incur a contingent deferred sales charge of 1.00% if sold within two years after purchase, excluding shares purchased from the reinvestment of dividends or capital gains distributions. See “Contingent deferred sales charges” for more information about contingent deferred sales charges.

What accounts are eligible for reduced sales charges on Class A shares?

You may aggregate your eligible accounts with the eligible accounts of members of your immediate family to obtain a breakpoint discount. The types of eligible accounts that may be aggregated to obtain the breakpoint discounts described above include:

• Individual accounts	• Joint accounts	• Certain IRA accounts

For the purpose of obtaining a breakpoint discount, members of your “immediate family” include your spouse, child, stepchild, parent, stepparent, sibling, grandchild and grandparent, in each case including in-law and adoptive relationships. In addition, a fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts. Eligible accounts include those registered in the name of your financial intermediary through which you own CALAMOS FAMILY OF FUNDS shares.

Who may purchase Class A shares without a sales charge?

Any of the following investors may purchase Class A shares of a Fund at NAV, with no initial sales charge:

(a)	any investor buying shares through a wrap account or other investment program whereby the investor pays the investment professional directly for services;

(b)	any investor buying Class A shares by exchanging Class A shares of another Fund in the CALAMOS FAMILY OF FUNDS or Fidelity Prime Money Market Fund Shares, if purchases of those shares have previously incurred a sales charge (see “Money market fund” below);

(c)	any trust created under a pension, profit sharing or other employee benefit plan (including qualified and non-qualified deferred compensation plans), where such plan has at least $1,000,000 in assets or 100 employees, or where the administrator for such plan acts as the administrator for qualified employee benefit plans with assets of at least $1,000,000;

(d)	any company exchanging shares with a Fund pursuant to a merger, acquisition or exchange offer;

(e)	any investor or intermediary platform on behalf of investors, including any investment company, that has entered into an investment advisory agreement or other written arrangements with CALAMOS ADVISORS or its affiliates;

(f)	some insurance company separate accounts not otherwise restricted by Internal Revenue Code Section 817(h);

(g)	any current or retired trustee of the Trust, or other registered investment company where CALAMOS ADVISORS acts as the sole investment adviser; or any associated trust, person, profit sharing or other benefit plan of such current or retired trustee;

PROSPECTUS	|	March 1, 2014	89

Fund Facts

(h)	any employee of CALAMOS FINANCIAL SERVICES LLC (“CFS”), the Funds’ distributor, or its affiliates;

(i)	employees of an entity with a selling group agreement with CFS;

(j)	any member of the immediate family of a person qualifying under (g) or (h), including a spouse, child, stepchild, parent, stepparent, sibling, grandchild and grandparent, in each case including in-law and adoptive relationships.

(k)	accounts at any intermediary who have entered into an agreement with CFS to offer shares to self-directed accounts.

Proceeds of Class A shares redeemed from a Fund within the previous 60 days may be reinvested in Class A shares of that Fund at NAV without a sales charge.

How do I obtain a breakpoint discount or purchase Class A shares without a sales charge?

The steps to obtain a breakpoint discount depend on how your account is maintained with the CALAMOS FAMILY OF FUNDS. To obtain any of the breakpoint discounts described above, you must notify us or your financial advisor at the time you purchase shares of each eligible account you or a member of your immediate family maintains. For example, if an initial investment that was less than $1,000,000 grows to over $1,000,000, you must tell us or your financial advisor that you qualify to purchase Class A shares without an initial sales charge when you make a subsequent investment. If you do not let us or your financial advisor know of all of the holdings or planned purchases that make you eligible for a reduction, you may not receive a discount to which you are otherwise entitled. If you make your investment through a financial advisor, it is solely your financial advisor’s responsibility to ensure that you receive discounts for which you are eligible, and the Funds are not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by us or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Funds’ transfer agent, you will need to provide the foregoing information to us at the time you purchase shares. Additional information regarding sales loads and discounts applicable to us may be found in the Funds’ statement of additional information, which can be obtained on CALAMOS ADVISORS’ website at www.calamos.com.

Exchange for Class I shares

Holders of Class A shares issued by Funds in the CALAMOS FAMILY OF FUNDS may exchange their Class A shares for Class I shares provided that they: (1) hold their shares through an institution that has a valid Class I sales agreement with CFS authorizing such an exchange; and (2) are eligible to invest in Class I shares in accordance with the criteria set forth in the Class I shares prospectus. Any such exchange is subject to the Funds’ discretion to accept or reject the exchange. No sales charges or other charges will apply to any such exchange, including any contingent deferred sales charge that would otherwise apply to the redemption within two years of purchase of Class A shares originally purchased at net asset value pursuant to the $1,000,000 purchase order privilege. For federal income tax purposes, a same-Fund exchange generally will not result in the recognition by the investor of a capital gain or loss. However, investors should consult their own tax or legal adviser to discuss their particular circumstances. Class A shareholders should contact their financial institution for information on the availability of Class I shares, and should read and consider the Class I shares prospectus before any such exchange.

Class B shares

The Funds no longer accept purchases of Class B shares from new or existing investors, except from existing investors through the following two types of Qualifying Transactions:

1.	Dividends and/or capital gain distributions reinvested in Class B shares of the same Fund.

2.	Class B shareholders of a Fund exchanging for Class B shares of another Fund.

Any purchase request for a Fund’s Class B shares will be rejected (other than through a Qualifying Transaction that is an exchange transaction).

Shareholders who own Class B shares of a Fund may purchase Class A or Class C shares of the same Fund without regard to the normal initial investment minimum for such shares. Those purchases will be subject to any applicable sales load. As described

90	CALAMOS FAMILY OF FUNDS

Fund Facts

above under “Rights of accumulation,” for purposes of determining the applicable sales load, the value of an investor’s account will be deemed to include the value of all applicable shares in eligible accounts, including a Class B share account.

The offering price for Class B shares is the NAV per share with no initial sales charge. However, each Fund pays an aggregate distribution and service fee at the annual rate of 1.00% of average net assets. As a result, the annual expenses for Class B shares are somewhat higher compared to Class A shares, which pay an aggregate 0.25% distribution fee. After eight years, measured from the first day of the month in which you purchased the shares, Class B shares automatically convert to Class A shares, which means lower annual expenses from the ninth year on.

Class B shares have a contingent deferred sales charge that declines over the years you own shares, and terminates completely after six years of ownership, measured from the first day of the month in which the shares were purchased. For any shares you sell within those six years, you may be charged at the following rates:

	CONTINGENT DEFERRED SALES CHARGE
YEAR AFTER YOU BOUGHT SHARES	EACH FUND (OTHER THAN TOTAL RETURN BOND FUND)	TOTAL RETURN BOND FUND
First year	5.00%	3.50%
Second year	4.00	2.75
Third or fourth year	3.00	2.00
Fifth year	2.00	1.25
Sixth year	1.00	0.50

No order for Class B shares of any Fund may exceed $100,000.

Class C shares

The offering price for Class C shares is the NAV per share with no initial sales charge. However, each Fund pays an aggregate distribution and service fee at the annual rate of 1.00% of average net assets. As a result, the annual expenses for Class C shares are somewhat higher compared to Class A shares, which pay an aggregate 0.25% distribution fee.

Class C shares have a contingent deferred sales charge of 1.00% for any shares redeemed within one year of purchase, measured from the first day of the month in which the shares were purchased. Class C shares have a lower contingent deferred sales charge than Class B shares, but Class C shares DO NOT convert to Class A shares. No order for Class C shares of any Fund may exceed $1,000,000.

Exchange for Class I Shares

Certain Class C shareholders may be eligible to exchange their shares for Class I shares in the same fund, provided that they: (1) hold their shares through an institution that has a valid Class I sales agreement with CFS authorizing such an exchange; and (2) are otherwise eligible to invest in Class I shares through their financial institution in accordance with the criteria set forth in the Class I shares prospectus. In addition, shareholders must have held the Class C shares being exchanged for a minimum of one year from the date of purchase of those shares. Generally, shareholders will not recognize a gain or loss for federal income tax purposes upon such an exchange. Investors should contact their financial intermediary to learn more about the details of this privilege, and should read and consider the Class I shares prospectus before any such exchange. Each such exchange is subject to the discretion of the Trust to accept or reject the exchange.

Money market fund

If you wish to exchange your Fund shares for shares of a money market fund, you may exchange them for shares of the Fidelity Institutional Money Market-Prime Money Market Portfolio (“Fidelity Prime Money Market Fund Shares”). Class A, Class B and Class C shares of the Funds may be exchanged for Class III, Class IV and Class IV Fidelity Prime Money Market Fund Shares, respectively.

PROSPECTUS	|	March 1, 2014	91

Fund Facts

Fidelity Prime Money Market Fund Shares are offered by a separate prospectus and are not offered by the Funds. You may at any time exchange your Fidelity Prime Money Market Fund Shares back into shares of the equivalent class of the CALAMOS FAMILY OF FUNDS. However, should you redeem (and not exchange) your Fidelity Prime Money Market Fund Shares, you would pay any applicable contingent deferred sales charge. For a prospectus and more complete information on Fidelity Prime Money Market Fund Shares, including management fees and expenses, please call 800.582.6959. Please read the prospectus relating to Fidelity Prime Money Market Fund Shares carefully.

Closed Fund Policies

Each Fund reserves the right to modify the extent to which sales of shares are limited and may, in its sole discretion, permit purchases of shares where, in the judgment of management, such purchases do not have a detrimental effect on the portfolio management of the Fund or its Shareholders. Notwithstanding the forgoing, each Fund continues to reserve the right to reject any order for the purchase of shares in whole or in part for any reason, and to suspend the sale of shares to the public in response to conditions in the securities markets or otherwise.

Contingent deferred sales charge

Any contingent deferred sales charge on redemptions of Class B or Class C shares is based on the lesser of the redemption price or purchase price of the Fund shares. For purposes of determining a contingent deferred sales charge, Fund shares are considered sold on a first-in, first-out basis. The contingent deferred sales charge may be waived under certain circumstances. See the statement of additional information for more information about the contingent deferred sales charge.

Which class of shares should I purchase?

The decision as to which class of shares you should purchase depends on a number of factors, including the amount and intended length of your investment. An investor making an investment that qualifies for reduced sales charges might consider Class A shares. An investor who prefers not to pay an initial sales charge, but who plans to redeem the shares within eight years might consider Class C shares. For more information about the three share classes, consult your financial advisor or call us toll free at 800.582.6959. Please note that financial services firms may receive different compensation depending upon which class of shares they sell.

What is the minimum amount I can invest in the Funds?

The minimum initial investment for Class A shares and Class C shares of each Fund is $2,500 per Fund account. For certain qualified retirement plans, such as individual retirement accounts, the minimum initial investment is $500 per Fund account. The minimum subsequent investment in any Fund is $50 per Fund account. No Fund may waive or reduce the minimum initial or subsequent investment requirement, except for any omnibus account or fee-based program of any financial intermediary with whom CALAMOS ADVISORS has entered into an agreement, including, without limitation, profit sharing or pension plans, Section 401(k) plans and Section 403(b)(7) plans in the case of employees of public school systems and certain non-profit organizations. Shareholders who own Class B shares of a Fund may purchase Class A or Class C shares of the same Fund without regard to the normal initial investment minimum for such shares.

How can I buy shares?

You may buy shares of the Funds by contacting us, your financial advisor or the broker-dealer that gave you this prospectus. Your financial advisor or another intermediary may charge for its services. You may purchase shares from us directly without any additional charges other than those described above. When you buy shares, be sure to specify whether you want Class A, Class B or Class C shares.

The offering price for shares will be based on the NAV per share next computed after receipt by the Funds’ transfer agent of your purchase order in good form on any day the New York Stock Exchange (the “NYSE”) is open for trading. Generally, if you place your order by 4:00 p.m. Eastern time, you will receive that day’s offering price. Orders placed after 4:00 p.m. Eastern time will receive the following business day’s offering price.

We generally do not sell Fund shares to investors residing outside the U.S., Puerto Rico, Guam and the U.S. Virgin Islands, even if they are U.S. citizens or lawful permanent residents of the U.S. We will sell shares to investors residing outside the U.S. if they have U.S. military APO or FPO addresses.

92	CALAMOS FAMILY OF FUNDS

Fund Facts

Each purchase of shares is confirmed by a written statement mailed to the shareholder, without issuance of share certificates. You may buy shares using the following methods:

By mail

You may purchase shares of a Fund by sending a check payable to the CALAMOS FAMILY OF FUNDS, along with a completed account application to the Fund’s transfer agent: U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201. A subsequent investment may be made by detaching the stub from your account statement and sending it with your check in the envelope provided with your statement. All checks must be drawn on a U.S. bank in U.S. funds. A Fund will not accept cashier’s checks in amounts less than $10,000. To prevent check fraud, the Funds will not accept Treasury checks, credit card checks, traveler’s checks, starter checks or checks written by third parties for the purchase of shares. A Fund also will not accept money orders, post-dated checks, post-dated online bill pay checks, or conditional orders for the purchase of shares. A $25 charge will be imposed if any payment submitted for investment is returned, and the investor may be responsible for any loss sustained by the Fund. If you purchase shares by check or by electronic funds transfer via the Automatic Clearing House (“ACH”) Network, and redeem them shortly thereafter, payment may be delayed until the transfer agent is reasonably assured that the check or purchase by ACH has been collected, which may take 15 days.

Please do not mail letters by overnight delivery service or registered mail to the Post Office Box address. The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase orders does not constitute receipt by the transfer agent of the Fund.

By telephone

Once you have established an account, you may make subsequent purchases of $50 or more over the telephone by debiting your bank account. To electronically debit your bank account, you must hold your account at a financial institution that is an ACH member. The Funds will initiate most electronic transfers from your bank account to pay for the share purchase within that same business day. If your order is received prior to generally 4 p.m. Eastern time, your shares will be purchased at the next applicable price calculated on the day your order is placed. To permit telephone purchases, your account must be open for 15 calendar days, and you must have authorized telephone purchases on your account application. Call us at 800.582.6959 to purchase shares by telephone or to obtain an account application with the telephone purchase option. If you did not authorize telephone purchases on your original account application, you may request telephone purchases by submitting a request to the Funds’ transfer agent, in writing along with a voided check, at U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201.

The Funds may modify or terminate the ability to purchase shares by telephone at any time, or from time to time, without notice to shareholders. If your order to purchase shares of a Fund is canceled because your electronic transfer does not clear, you will be charged a $25 service fee, and you will be responsible for any resulting loss incurred by the Fund. The Funds and their transfer agent will be liable for losses resulting from unauthorized telephone purchases only if the Funds do not follow reasonable procedures designed to verify the identity of the caller. You should immediately verify your trade confirmations when you receive them. If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.

PROSPECTUS	|	March 1, 2014	93

Fund Facts

By wire

You may purchase shares by wiring funds from your bank. To open an account by wire, a completed account application is required before your wire can be accepted. You may mail or deliver by overnight mail your account application to the transfer agent. Upon receipt of your completed application, the transfer agent will establish an account for you. Your bank must include the name of the Fund you are purchasing, your account number, and your name so that monies can be correctly applied. Your bank should transmit funds by wire to:

U.S. Bank, N.A.

777 East Wisconsin Avenue

Milwaukee, WI 53202

ABA #075000022

Credit:

U.S. Bancorp Fund Services, LLC

Account #112-952-137

Further Credit:

(name of Fund to be purchased)

(account registration)

(account number)

Before sending any wire, please advise the transfer agent of your intent to wire funds. Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing. Federal fund purchases will be accepted only on a day on which the Fund and the custodian are open for business. The Fund and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

By exchange

You may exchange Class A shares of a Fund for Class A shares of another Fund in the CALAMOS FAMILY OF FUNDS with no sales charge, if you have previously paid a sales charge on the shares you are exchanging. You may exchange Class B shares and Class C shares of a Fund for Class B shares and Class C shares, respectively, of another Fund in the CALAMOS FAMILY OF FUNDS with no sales charge, and the time period for the contingent deferred sales charge will continue to run. You may exchange Class III Fidelity Prime Money Market Fund Shares for Class A shares of a Fund without paying a sales charge, if you have previously paid a sales charge on the shares you are exchanging. In addition, you may exchange Class B shares and Class C shares of a Fund for Class IV Fidelity Prime Money Market Fund Shares with no sales charge, and the time period for the contingent deferred sales charge will continue to run. See “Money market fund” above.

The registration of the account to which you are making an exchange must be exactly the same as that of the account from which the exchange is made, and the amount you exchange must meet any applicable minimum investment of the Fund being purchased. You may exchange your shares by writing to us at the CALAMOS FAMILY OF FUNDS, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201. If you have authorized telephone exchange on your account application, you may also exchange your shares by calling us at 800.582.6959. An exchange may also be made by instructing your financial advisor, who will communicate your instruction to us. An exchange transaction generally is considered a sale and purchase of shares for federal income tax purposes and may result in capital gain or loss.

The exchange privilege is not intended as a vehicle for short-term or excessive trading. Excessive or short-term exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. Accordingly, a Fund may suspend or permanently terminate the exchange privileges of any investor who appears to be engaged in short-term or excessive trading. Although an investor may be precluded from utilizing the exchange privilege, an investor’s ability to redeem shares of a Fund for cash will not be affected.

By Automatic Investment Plan

If you own shares of a Fund, you may purchase additional shares of that Fund periodically through the Automatic Investment Plan. Under the Plan, after your initial investment, you may authorize the Fund to withdraw from your bank checking or savings account

94	CALAMOS FAMILY OF FUNDS

Fund Facts

an amount that you wish to invest, which must be $50 or more. Your financial institution must be a member of the ACH Network to participate. If you wish to enroll in this Plan, complete the appropriate application form. To obtain the form, call 800.582.6959. The Plan is not available to clients of financial advisors that offer similar investment services. The Funds may terminate or modify this privilege at any time. You may change your withdrawal amount or terminate your participation in the Plan at any time by notifying us by telephone or in writing at least five business days prior to the effective date of the next transaction. A request to change bank information for this Plan may require a signature guarantee. A $25 charge will be imposed if your bank rejects your payment.

How can I sell (redeem) shares?

You may redeem shares of a Fund by contacting us or your intermediary. Your intermediary may charge for its services. For shares held direct only, you may redeem shares from us directly without any additional charges other than those described below.

Once your instruction to sell shares of a Fund has been received, you may not cancel or revoke your request. It is, therefore, very important that you call us if you have any questions about the requirements for selling shares before submitting your request.

Through your broker-dealer (certain charges may apply)

Shares held for you in your broker-dealer’s name must be sold through the broker-dealer.

By writing to the Funds’ transfer agent

When your shares are held for you by the Funds’ transfer agent, you may sell your shares by sending a written request to: U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201. Your redemption request must:

1.	specify the Fund, your account number and the number of shares or dollar amount to be redeemed, if less than all shares are to be redeemed;

2.	be signed by all owners exactly as their names appear on the account; and

3.	for each signature on the redemption request, include a signature guarantee, if necessary.

Certain types of accounts, such as a trust, corporate, nonprofit or retirement account, may require additional documentation for their redemption requests to be deemed to be in good order. In the case of shares held by a corporation, the redemption request must be signed in the name of the corporation by an officer whose title must be stated, and a certified bylaw provision or resolution of the board of directors authorizing the officer to so act may be required. In the case of a trust or partnership, the signature must include the name of the registered shareholder and the title of the person(s) signing on its behalf.

Under certain circumstances, before shares can be redeemed, additional documents may be required in order to verify the authority of the person seeking to redeem.

Please do not mail letters by overnight delivery service or registered mail to the Post Office Box address. The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of redemption requests does not constitute receipt by the transfer agent of the Fund.

By telephone

Unless telephone redemption was declined on your account application, you may redeem your shares by telephone and have proceeds sent by check to your address of record. With the telephone redemption option, you may sell up to $50,000 worth of shares on any day. You may not redeem by telephone shares held in an IRA account or in an account for which you have changed the address within the preceding 30 days.

If you want redemption proceeds sent to your bank account by either wire transfer (at a current cost of $15 per transfer), or electronic funds transfer via the ACH Network at no cost, you must have selected these alternate payment types on the application. If you have authorized telephone redemptions on your original account application, but would like to change the predetermined bank to which proceeds are sent, please submit your request in writing with a signature guarantee or other

PROSPECTUS	|	March 1, 2014	95

Fund Facts

acceptable form of authentication from a financial institution source, along with a voided check for the new bank account. Only member banks may transmit funds via the ACH network.

If you declined telephone redemptions on your original account application, you may request the telephone redemption privilege at a later date by submitting a request in writing, which may require a signature guarantee or other acceptable form of authentication from a financial institution source. Please send your request along with a voided check to have proceeds deposited directly into your bank account to U.S. Bancorp Fund Services, LLC, P. O. Box 701, Milwaukee, WI 53201.

To redeem shares from your account by telephone, call 800.582.6959. To reduce the risk of fraudulent instruction and to ensure that instructions communicated by telephone are genuine, the Funds will send your redemption proceeds only to the address or bank/brokerage account as shown on their records. The Funds also may record a call, request more information and send written confirmation of telephone transactions. The Funds and their transfer agent will be liable for losses from unauthorized telephone instructions only if the Funds do not follow reasonable procedures designed to verify the identity of the caller. Please verify the accuracy of each telephone transaction as soon as you receive your confirmation statement. If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.

During periods of volatile economic and market conditions, you may have difficulty making a redemption request by telephone, in which case you should make your redemption request in writing.

By wire

Broker-dealers or other sales agents may communicate redemption orders by wire to the Funds’ transfer agent. There is no limit on redemption proceeds sent by wire.

By systematic withdrawal plan

Under the Funds’ Systematic Withdrawal Plan, you may request that a Fund periodically redeem shares having a specified redemption value and send you a check for the proceeds. In order to initiate the Systematic Withdrawal Plan, call 800.582.6959 and request a systematic withdrawal form. Your account must have a share balance of $25,000 or more. Withdrawal proceeds are likely to exceed dividends and distributions paid on shares in your account and therefore may deplete and eventually exhaust your account. The periodic payments are redemption proceeds and are taxable as such. The maximum annual rate at which Class B shares may be redeemed (and Class C shares in their first year following purchase and Class A shares purchased at NAV pursuant to the $1,000,000 purchase order privilege for two years after the time of purchase) under the Systematic Withdrawal Plan is 10% of the NAV of the account. Because a sales charge is imposed on purchases of Fund shares, you should not purchase shares while participating in the Systematic Withdrawal Plan. You may modify or terminate your Systematic Withdrawal Plan by written notice to the transfer agent at least seven business days prior to the start of the month in which the change is to be effective. You may have a check sent to your address of record or you may have proceeds sent to your predetermined bank account via electronic funds transfer through the ACH Network (which may require a signature guarantee).

By exchange

You may redeem all or any portion of your shares of a Fund and use the proceeds to purchase shares of any of the other Funds in the CALAMOS FAMILY OF FUNDS or Fidelity Prime Money Market Fund Shares if your signed, properly completed application is on file. An exchange transaction generally is considered a sale and purchase of shares for federal income tax purposes and may result in capital gain or loss. See “How can I buy shares? — By exchange” for more information about the exchange privilege.

Medallion Signature Guarantee (“MSG”) Program

A MSG is required to redeem shares in the following situations:

•	If ownership is being changed on your account;

•	When redemption proceeds are payable or sent to any person, address or bank account not on record;

•	Written requests to wire redemption proceeds (if not previously authorized on the account);

•	If a change of address was received by the Funds’ transfer agent within the last 30 calendar days;

•	For all redemptions in excess of $50,000 from any shareholder account.

96	CALAMOS FAMILY OF FUNDS

Fund Facts

In addition to the situations described above, the Funds and the Funds’ transfer agent reserve the right to require the MSG in other instances based on the circumstances relative to the particular situation. A MSG is designed to protect shareholders and the funds from fraud by verifying signatures.

The MSG must be obtained from a financial institution that is a participant in the MSG program. You can obtain a signature guarantee from most domestic banks, brokers, dealers including CFS, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). When obtaining a MSG please discuss with the guarantor the dollar amount of your proposed transaction. It is important that the level of coverage provided by the guarantor’s stamp covers the dollar amount of the transaction or it may be rejected. An assertion or attestation by a notary public is not a MSG and will not be accepted in place of a MSG.

Non-financial transactions including establishing or modifying certain services on an account may require a signature guarantee, signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source. The Funds reserve the right to waive any signature requirement at their discretion.

Redemption-in-kind

The Funds reserve the right to pay all or part of a redemption request through an in-kind payment (in the form of securities or other assets instead of cash) if the Adviser reasonably believes that a cash redemption would negatively affect a Fund’s operation or performance or that the redeeming shareholder may be engaged in market timing, frequent trading or other activity disruptive to portfolio management. Shares normally will be redeemed for cash, although each Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its net assets of that Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in liquid portfolio securities rather than cash. If that occurs, the redeeming shareholder might incur brokerage and/or other transaction costs to convert the securities to cash.

Processing time

The Funds will send your redemption proceeds to you by check to the address of record or by wire to a predetermined bank or brokerage account. Redemption proceeds paid by wire will normally be sent on the next business day after receipt of the redemption request. The cost of the wire (currently $15) will be deducted from the redemption proceeds if you are redeeming all of your shares or only a specific number of shares. If you are redeeming a specific dollar amount, the wire fee will be deducted from the remaining balance in the account. You may also have proceeds sent directly to a predetermined bank or brokerage account via electronic funds transfer through the ACH Network if your bank or brokerage firm is an ACH member. There is no charge for an electronic funds transfer through the ACH Network and your proceeds will be credited to your account within two to three business days.

Proceeds from the sale of Fund shares will not be sent to you until the check or ACH purchase used to purchase the shares has cleared, which can take up to 15 calendar days after purchase. You may avoid this delay by buying shares with a wire transfer. A Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the Securities and Exchange Commission.

Emergency Circumstances

Calamos may postpone the payment of redemption proceeds for up to seven calendar days from the date of redemption. In addition, the Funds can suspend and/ or postpone payments of redemption proceeds beyond seven calendar days for:

(1)	any period during which the New York Stock Exchange is closed for other than customary weekend and holiday closings or during which trading on the New York Stock Exchange is restricted;

(2)	any period during which an emergency exists, as a result of which disposal of the securities owned is not reasonably practical or it is not reasonably practical for the Funds to fairly determine the value of its net assets; or

PROSPECTUS	|	March 1, 2014	97

Fund Facts

(3)	such other periods as the Securities and Exchange Commission may by order permit for the protection of security holders of the company.

Small accounts

Due to the relatively high cost of handling small accounts, each Fund may give you 30 days written notice that it intends to redeem your shares, at the NAV of those shares, if your account has a value of less than $500. This would not apply if your account value declined to less than $500 as a result of market fluctuations.

Transaction information

Share price

Each Fund’s share price, or NAV, is determined as of the close of regular session trading on the NYSE (normally 4:00 p.m. Eastern Time) each day that the NYSE is open, in accordance with Rule 22c-1 of the 1940 Act. The NYSE is regularly closed on New Year’s Day, the third Mondays in January and February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving and Christmas.

The NAV per share for each class of Fund shares is calculated by dividing the pro rata share of the value of all of the securities and other assets of the Fund allocable to that class of Fund shares, less the liabilities allocable to that class, by the number of shares of the class outstanding. When shares are purchased or sold, the order is processed at the next NAV (plus any applicable sales charge) that is calculated on a day when the NYSE is open for trading, after receiving a purchase or sale order. Because the Funds may invest in securities that are primarily listed on foreign exchanges and trade on days when the Funds do not price their shares, a Fund’s NAV may change on days when shareholders will not be able to purchase or redeem the Fund’s shares. If shares are purchased or sold through an intermediary, it is the responsibility of that intermediary to transmit those orders to the Funds’ transfer agent so such orders will be received in a timely manner.

A purchase or sale order typically is accepted when the Funds’ transfer agent or an intermediary has received a completed application or appropriate instruction along with the intended investment, if applicable, and any other required documentation.

Valuation Procedures

The valuation of the Funds’ portfolio securities is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time the Fund determines its NAV. Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV.

When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees. Fixed-income securities are generally traded in the over-the-counter market and are valued by independent pricing services or by dealers who make markets in such securities. Valuations of fixed income securities consider yield or price of bonds of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the NYSE is open. Each security trading on these exchanges or over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to

98	CALAMOS FAMILY OF FUNDS

Fund Facts

reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the respective Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the respective Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

Each Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Distribution and Service (Rule 12b-1) plan

The Funds have a Distribution and Service Plan or “12b-1 Plan.” Under the plan, Class A shares pay a distribution and/or service fee at the annual rate of 0.25% of the average daily net assets of the class. Class B and Class C shares pay a service fee at the annual rate of 0.25% and a distribution fee at the rate of 0.75%. The distribution fees are for the sale of Fund shares, and the service fees are for services provided to shareholders. Since a Fund’s assets are used to pay 12b-1 fees on an ongoing basis, over time those fees will increase the cost of your investment and may cost you more than other types of sales charges. Consequently, long-term shareholders of Class C shares eventually may pay more than the economic equivalent of the maximum initial charges permitted by the Financial Industry Regulatory Authority (“FINRA”). For more information about the 12b-1 Plan, please see the Funds’ statement of additional information.

Intermediaries

The Funds may authorize intermediaries to accept purchase, exchange and redemption orders on the Funds’ behalf. An order properly received by an intermediary will be deemed to have been received by the Funds as of the time of receipt by the intermediary. If you buy, exchange or redeem shares through an intermediary, you will pay or receive the Fund’s NAV per share (plus any applicable sales charge) next calculated after receipt and acceptance of the order by the intermediary, after giving effect to any transaction charge imposed by the intermediary. Each Fund’s NAV is determined as of the close of regular session trading on the NYSE (normally 4:00 p.m., Eastern time) each day that the NYSE is open for trading. If you buy and sell Fund shares through an intermediary, that intermediary may charge a fee for that service. Any such charges could constitute a substantial portion of a smaller account and may not be in your best interest. The Funds cannot always identify individual accounts or transactions for an account that is facilitated by an intermediary. Due to differing operational and systems capabilities, an intermediary may calculate sales charges and fees and track transaction activity differently than the Funds. When transacting in Fund shares, be sure you understand how your intermediary calculates sales charges and fees and tracks transaction activity.

Shares of any Fund may be purchased through certain intermediaries that are agents of the Funds for the limited purpose of completing purchases and sales. For services provided by such a company with respect to Fund shares held by that company for its customers, and for shares held in Network Level III accounts, the Fund may pay additional fees for services being provided by the intermediary to the Fund’s shareholders. For shares held in sub-accounts, such as those in qualified retirement plans and often referred to as “sub-transfer agent” or “recordkeeping fees,” The annual fee may either be a percentage of the account’s average

PROSPECTUS	|	March 1, 2014	99

Fund Facts

annual net assets or a specific dollar amount per account, determined on the basis of how the intermediary charges. The Board of Trustees of the Funds have set maximum limits to these payments.

The Funds’ Adviser or Distributor, out of their own resources and without additional cost to a Fund or its shareholders, may provide additional cash compensation to intermediaries selling shares of a Fund, including third-party administrators of qualified plans whose customers have purchased Fund shares. These amounts would be in addition to the distribution payments made by a Fund under the distribution and service (Rule 12b-1) agreements described above and are commonly referred to as “revenue sharing” payments. These payments are generally a percentage of the account’s average annual net assets.

The Funds’ Adviser or the Distributor may provide additional non-cash compensation to third parties selling the Funds, including affiliated companies, in accordance with relevant FINRA guidelines governing non-cash compensation. The Distributor may also pay concessions in addition to those described above to broker-dealers so that the Funds are made available by those broker- dealers for their customers.

Payments to Intermediaries may create a conflict of interest by influencing the broker-dealer or other Intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your Intermediary’s website for more information.

Anti-money laundering compliance

The Funds are required to comply with various federal anti-money laundering laws and regulations. Consequently, the Funds will request the following information from all investors: full name, date of birth, Social Security number and permanent street address. Corporate, trust, and other entity accounts must provide additional documentation. The Funds will use this information to verify your identity. The Funds will return your application and the monies received to establish your account if any of this information is missing. After your account is established, the Funds may request additional information from you to assist in verifying your identity. If the Funds are unable to verify your identity, they reserve the right to redeem your account at the current day’s NAV. If at any time the Funds believe you may be involved in suspicious activity or if your identifying information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to “freeze” your account. The Funds also may be required to provide a governmental agency with information about your attempt to establish a new account or about transactions that have occurred in your account. The Funds also may be required to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit a Fund to inform you that it has taken the actions described above.

Transaction restrictions

The Funds reserve the right to reject any order for the purchase of shares in whole or in part for any reason, and to suspend the sale of shares to the public in response to conditions in the securities markets or otherwise. The Fund generally expects to inform any investor within 24 hours if a purchase order has been rejected. The Funds are intended for long-term investment purposes only, and are not intended for short-term or excessive trading. Those practices may disrupt portfolio management strategies and/ or increase expenses, thus harming Fund performance.

Each Fund may, in its discretion, suspend, and may permanently terminate, the purchase privileges or the purchase portion of exchange privileges of any investor who engages in trading activity that the Fund believes would be disruptive to the Fund. Although each Fund will attempt to give prior notice of a suspension or termination of such privileges when it is reasonably able to do so, the suspension or termination may be effective immediately, thereby preventing any uncompleted exchange.

In addition, the Funds receive purchase and sale orders through intermediaries and cannot always identify or reasonably detect short-term or excessive trading that may be facilitated by those intermediaries or by the use of omnibus accounts by those intermediaries. Omnibus accounts are comprised of multiple investors whose purchases and redemptions are aggregated and netted before being submitted to the Funds, making it more difficult to locate and eliminate short-term or excessive trading. To the degree a Fund is able to identify excessive or short-term trading in accounts maintained by intermediaries, the Fund will seek the cooperation of the intermediary to enforce the Fund’s excessive trading policy. However, there can be no assurance that an intermediary will cooperate in all instances. Certain intermediaries may not presently possess the same operational capabilities to

100	CALAMOS FAMILY OF FUNDS

Fund Facts

track the number of purchase, redemption or exchange orders made by an individual investor as the Funds, or they may lack such capabilities entirely. Certain intermediaries may possess other capabilities to deter short-term or excessive trading upon which the Funds may rely. In general, the Funds cannot eliminate the possibility that short-term or excessive trading activity will occur in the Funds.

Each Fund also reserves the right to restrict the account of any investor with respect to purchase orders or the purchase portion of exchange orders, without prior notice, if the trading activity in the account is determined to be disruptive to the Fund. To minimize harm to the Funds and their shareholders, each Fund may, at the Fund’s sole discretion, exercise these rights if an investor has a history of excessive or disruptive trading. In making this judgment, the Fund may consider trading done in multiple accounts under common ownership or control. Such restriction typically is placed in the account immediately after such disruptive trading is determined to be occurring.

Excessive trading policies and procedures

Excessive trading may present risks to the Funds’ long-term shareholders. Excessive trading into and out of a Fund can be disruptive to the portfolio, including with respect to the implementation of investment strategies. Excessive trading also may create taxable gains to remaining Fund shareholders and may increase Fund expenses, which may negatively impact investment returns for remaining shareholders.

Funds that invest in foreign securities may be at a greater risk for excessive trading. Some investors may seek to profit from the fact that foreign markets or exchanges normally close earlier in the day than do U.S. markets or exchanges. These investors may seek to engage in a practice known as pricing arbitrage to take advantage of information that becomes available after the close of the foreign markets or exchanges but before the Fund prices its shares, which may affect the prices of the foreign securities held by a Fund. Alternatively, some investors may attempt to benefit from stale pricing — when trading in a security held by a Fund is halted and does not resume prior to the time the Fund calculates its NAV. To the extent that a Fund does not accurately value securities, short-term arbitrage traders may dilute the Fund’s NAV, which may negatively impact long-term shareholders. Although the Funds have adopted policies and procedures intended to reduce their exposure to price arbitrage, stale pricing and other potential pricing inefficiencies, the Funds cannot entirely eliminate the potential for short-term arbitrage trades to dilute the value of Fund shares.

The Funds’ policy is against trading of Fund shares by Fund shareholders that is disruptive to the management of a Fund. In analyzing whether trading is disruptive, the Funds will consider the purpose of the trades, the effects on the Fund’s portfolio and shareholders, and the impact of any costs or administrative charges it may incur (net of any reimbursement by the shareholder). For certain redemption and reinvestment transactions in which the investment adviser or its affiliates may engage, see page 60 of the statement of additional information.

The Funds’ policy is against frequent purchases and redemptions of a Fund’s shares that are disruptive to the Fund’s portfolio. The Funds attempt to detect and deter excessive trading through the following methods:

•	imposing restrictions on trading or exchange privileges of investors the Funds believe are engaging in short-term or excessive trading, as described under “Transaction restrictions;”

•	utilizing fair valuation of securities, as described under “Valuation procedures;” and

•	monitoring trades.

Although the Funds will take steps to detect and deter abusive trading pursuant to the policies and procedures approved by the board of trustees, there are no assurances that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, the Funds may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries as discussed in the “Transaction restrictions” section.

The Funds’ policies and procedures regarding excessive trading may be modified by the Board of Trustees at any time.

PROSPECTUS	|	March 1, 2014	101

Fund Facts

Distributions and taxes

Dividends and capital gains distributions

You may receive two kinds of distributions from a Fund: dividends and capital gains distributions. Unless you requested on the account application or in writing that distributions be made in cash, all dividends and capital gains distributions are paid by crediting you with additional Fund shares of the same class you already own. In addition, under the same shareholder account registration and within the same share class, dividends and distributions from one Fund may be reinvested into another Fund, with this receiving Fund account being subject to the minimum initial investment requirements. These shares are valued at the next NAV per share that is computed after the dividend or distribution date. There is no sales charge applied. Convertible Fund, Growth and Income Fund, Market Neutral Income Fund, Global Growth and Income Fund, Long/Short Fund and Dividend Growth Fund declare and pay dividends from net investment income quarterly; Growth Fund, Focus Growth Fund, Discovery Growth Fund, Opportunistic Value Fund, International Growth Fund, Global Equity Fund, Evolving World Growth Fund, Mid Cap Growth Fund and Emerging Market Equity Fund declare dividends annually; High Income Fund declares and pays dividends from net investment income monthly; and Total Return Bond Fund declares dividends from net investment income daily and pays such dividends monthly. Net realized long-term capital gains, if any, are paid to shareholders by each Fund at least annually.

If a dividend check is returned undeliverable, or if a check remains outstanding for six months, the Fund reserves the right to reinvest those dividends in additional shares of that Fund at the current NAV and to designate the account as a dividend reinvestment account.

Taxes

You may realize a capital gain or capital loss when you redeem or exchange shares. The federal tax treatment will depend on how long you owned the shares and on your individual tax position. Distributions, whether received in cash or reinvested in additional Fund shares, are subject to federal income tax and may be subject to state or local taxes. You may be subject to state and local taxes on your investment in a Fund, depending on the laws of your home state and locality.

The dividends and distributions paid by a Fund are subject to taxation as of the date of payment, except for those distributions declared in October, November or December and paid in January of the next year. Such a distribution will be treated as though it were received on December 31 of the year in which it is declared.

You may be taxed on dividends from net investment income and capital gains distributions at different rates depending on your tax situation. Dividends paid by a Fund from net investment income generally are taxable to you as ordinary income, unless paid from “qualified dividend income,” as described below. Federal taxes on distributions of capital gains by a Fund are determined by how long the Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of gains from investments that a Fund owned for more than one year will generally be taxable to you as long-term capital gains. Distributions of gains from investments that a Fund owned for one year or less will generally be taxable to you as ordinary income. Annually, the Funds will advise you of the source of your distributions for tax purposes.

A portion of the dividends from net investment income paid by Funds that invest primarily in equity securities may be eligible for the reduced rate applicable to “qualified dividend income,” provided that the recipient of the dividend is an individual and that certain holding period requirements are met. No assurance can be given as to what portion of the dividends paid by a Fund will consist of “qualified dividend income.”

A Fund may be required to withhold federal income tax (“backup withholding”) from payments to you if:

•	you fail to furnish your properly certified Social Security or other tax identification number;

•	you fail to certify that your tax identification number is correct or that you are not subject to backup withholding due to the underreporting of certain income; or

•	the Internal Revenue Service (“IRS”) informs the Fund that your tax identification number is incorrect.

These certifications are contained in the application that you complete and return when you open an account. The Fund must promptly pay to the IRS all amounts withheld. Therefore, it is usually not possible for the Fund to reimburse you for amounts withheld. You may, however, claim the amount withheld as a credit on your federal income tax return.

102	CALAMOS FAMILY OF FUNDS

Fund Facts

Other information

Shareholder accounts

Each shareholder of a Fund receives quarterly account statements showing transactions in Fund shares, with a balance denominated in Fund shares. A confirmation will be sent to the shareholder upon purchase, redemption, or change of shareholder address (sent to both the former and the new address).

Retirement plans

You may use the Funds as investments for your IRA, profit sharing plan, pension plan, Section 401(k) plan, Section 403(b)(7) plan in the case of employees of public school systems and certain non-profit organizations, and certain other qualified plans. A master IRA plan and information regarding plan administration, fees, and other details are available from us or your plan administrator.

Prospectuses and shareholder reports

The Funds reduce the number of duplicate prospectuses and annual and semiannual reports you receive by sending only one copy of each to those addresses shared by two or more accounts. Call us at 800.582.6959 or write to us at the CALAMOS FAMILY OF FUNDS, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201 if you want to receive individual copies of these documents. The Funds will begin sending you individual copies within 30 days of your request.

Changes in 80% policies

Certain of the Funds have adopted non-fundamental operating policies that require at least 80% of the Fund’s assets (net assets plus the amount of any borrowings for investment purposes) to be invested, under normal circumstances, in securities of the type suggested by the Fund’s name. Although these requirements may be changed by the board of trustees without shareholder approval, a Fund will notify shareholders at least 60 days prior to any change in its 80% policy.

Abandoned Property

Your mutual fund account may be transferred to your State of residence if no activity occurs within your account during the “inactivity period” specified in your State’s abandoned property laws.

PROSPECTUS	|	March 1, 2014	103

Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance during the periods indicated below for Class A, Class B and Class C shares. Certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Deloitte & Touche LLP, an independent registered public accounting firm, has audited the information for the fiscal periods ended October 31, 2013, October 31, 2012, October 31, 2011, October 31, 2010 and October 31, 2009. The report of Deloitte & Touche LLP, along with the Funds’ financial statements and financial highlights, is included in the Funds’ annual report to shareholders for the fiscal year ended October 31, 2013, which is available upon request. The Emerging Market Equity Fund commenced operations subsequent to October 31, 2013, therefore the Fund does not have financial highlights to report.

Calamos Growth Fund

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year were as follows:

	CLASS A					CLASS B
	Year Ended October 31,					Year Ended October 31,
	2013	2012	2011	2010	2009	2013	2012	2011	2010	2009
Net asset value, beginning of year	$49.90	$51.06	$49.18	$40.60	$32.20	$48.90	$50.44	$48.96	$40.72	$32.53
Income from investment operations:
Net investment income (loss)(a)	(0.05)	(0.22)	(0.32)	(0.16)	(0.14)	(0.43)	(0.59)	(0.71)	(0.50)	(0.39)
Net realized and unrealized gain (loss)	12.63	1.21	2.20	8.74	8.54	12.31	1.20	2.19	8.74	8.58
Total from investment operations	12.58	0.99	1.88	8.58	8.40	11.88	0.61	1.48	8.24	8.19

Distributions:
Dividends from net investment income	—	—	—	—	—	—	—	—	—	—
Dividends from net realized gains	(3.73)	(2.15)	—	—	—	(3.73)	(2.15)	—	—	—
Total distributions	(3.73)	(2.15)	—	—	—	(3.73)	(2.15)	—	—	—

Net asset value, end of year	$58.75	$49.90	$51.06	$49.18	$40.60	$57.05	$48.90	$50.44	$48.96	$40.72

Ratios and supplemental data:
Total return(b)	26.95%	2.26%	3.82%	21.13%	26.09%	26.00%	1.50%	3.02%	20.24%	25.18%

Net assets, end of year (000)	$2,237,328	$3,241,595	$4,232,942	$4,721,389	$5,017,458	$84,895	$171,357	$335,792	$508,828	$593,604
Ratio of net expenses to average net assets	1.26%	1.29%	1.26%	1.27%	1.32%	2.02%	2.03%	2.01%	2.02%	2.07%
Ratio of gross expenses to average net assets prior to expense reductions	1.26%	1.29%	1.26%	1.27%	1.33%	2.02%	2.03%	2.01%	2.02%	2.08%
Ratio of net investment income (loss) to average net assets	(0.10%)	(0.44%)	(0.60%)	(0.37%)	(0.44%)	(0.86%)	(1.18%)	(1.34%)	(1.12%)	(1.19%)

	Year Ended October 31,
	2013	2012	2011	2010	2009
Portfolio turnover rate	67.1%	57.0%	84.7%	52.7%	52.3%

(a)	Net investment income (loss) allocated based on average shares method.

(b)	Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

104	CALAMOS FAMILY OF FUNDS

Calamos Growth Fund

	CLASS C
	Year Ended October 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of year	$44.56	$46.16	$44.80	$37.26	$29.77
Income from investment operations:
Net investment income (loss)(a)	(0.38)	(0.54)	(0.66)	(0.45)	(0.36)
Net realized and unrealized gain (loss)	11.13	1.09	2.02	7.99	7.85
Total from investment operations	10.75	0.55	1.36	7.54	7.49

Distributions:
Dividends from net investment income	—	—	—	—	—
Dividends from net realized gains	(3.73)	(2.15)	—	—	—
Total distributions	(3.73)	(2.15)	—	—	—

Net asset value, end of year	$51.58	$44.56	$46.16	$44.80	$37.26

Ratios and supplemental data:
Total return(b)	26.00%	1.51%	3.04%	20.24%	25.16%

Net assets, end of year (000)	$1,096,492	$1,272,104	$1,517,047	$1,718,714	$1,720,775
Ratio of net expenses to average net assets	2.01%	2.04%	2.01%	2.02%	2.07%
Ratio of gross expenses to average net assets prior to expense reductions	2.01%	2.04%	2.01%	2.02%	2.08%
Ratio of net investment income (loss) to average net assets	(0.85%)	(1.19%)	(1.35%)	(1.12%)	(1.19%)

PROSPECTUS	|	March 1, 2014	105

Calamos Opportunistic Value Fund

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year were as follows:

	CLASS A					CLASS B
	Year Ended October 31,					Year Ended October 31,
	2013	2012	2011	2010	2009	2013	2012	2011	2010	2009
Net asset value, beginning of year	$12.15	$11.25	$11.02	$10.57	$8.90	$11.24	$10.49	$10.35	$9.98	$8.46
Income from investment operations:
Net investment income (loss)(a)	0.18	0.10	0.01	(0.00)**	0.04	0.07	0.02	(0.07)	(0.07)	(0.02)
Net realized and unrealized gain (loss)	3.07	0.80	0.22	0.48	1.64	2.88	0.73	0.21	0.44	1.54
Total from investment operations	3.25	0.90	0.23	0.48	1.68	2.95	0.75	0.14	0.37	1.52

Distributions:
Dividends from net investment income	(0.18)	—	—	(0.03)	(0.01)	(0.02)	—	—	—	—
Dividends from net realized gains	—	—	—	—	—	—	—	—	—	—
Total distributions	(0.18)	—	—	(0.03)	(0.01)	(0.02)	—	—	—	—

Net asset value, end of year	$15.22	$12.15	$11.25	$11.02	$10.57	$14.17	$11.24	$10.49	$10.35	$9.98

Ratios and supplemental data:
Total return(b)	27.12%	8.00%	2.09%	4.52%	18.85%	26.28%	7.15%	1.35%	3.71%	17.97%

Net assets, end of year (000)	$78,843	$38,992	$23,964	$31,556	$32,877	$1,103	$1,195	$2,308	$3,903	$5,145
Ratio of net expenses to average net assets	1.15%	1.15%	1.52%	1.60%	1.59%	1.90%	1.90%	2.29%	2.34%	2.34%
Ratio of gross expenses to average net assets prior to expense reductions	1.53%	1.72%	1.67%	1.60%	1.59%	2.28%	2.47%	2.42%	2.34%	2.34%
Ratio of net investment income (loss) to average net assets	1.31%	0.84%	0.11%	0.03%	0.50%	0.59%	0.20%	(0.63%)	(0.70%)	(0.29%)

	Year Ended October 31,
	2013	2012	2011	2010	2009
Portfolio turnover rate	250.3%	204.9%	27.4%	37.7%	58.7%

**	Amounts are less than $0.005.

(a)	Net investment income (loss) allocated based on average shares method.

(b)	Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

106	CALAMOS FAMILY OF FUNDS

Calamos Opportunistic Value Fund

	CLASS C
	Year Ended October 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of year	$11.23	$10.48	$10.34	$9.97	$8.45
Income from investment operations:
Net investment income (loss)(a)	0.08	0.02	(0.07)	(0.07)	(0.02)
Net realized and unrealized gain (loss)	2.85	0.73	0.21	0.44	1.54
Total from investment operations	2.93	0.75	0.14	0.37	1.52

Distributions:
Dividends from net investment income	(0.07)	—	—	—	—
Dividends from net realized gains	—	—	—	—	—
Total distributions	(0.07)	—	—	—	—

Net asset value, end of year	$14.09	$11.23	$10.48	$10.34	$9.97

Ratios and supplemental data:
Total return(b)	26.27%	7.16%	1.35%	3.71%	17.99%

Net assets, end of year (000)	$8,641	$3,753	$3,974	$5,915	$6,946
Ratio of net expenses to average net assets	1.90%	1.90%	2.28%	2.35%	2.34%
Ratio of gross expenses to average net assets prior to expense reductions	2.28%	2.47%	2.42%	2.35%	2.34%
Ratio of net investment income (loss) to average net assets	0.59%	0.16%	(0.63%)	(0.71%)	(0.29%)

PROSPECTUS	|	March 1, 2014	107

Calamos Focus Growth Fund

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year were as follows:

	CLASS A					CLASS B
	Year Ended October 31,					Year Ended October 31,
	2013	2012	2011	2010	2009	2013	2012	2011	2010	2009
Net asset value, beginning of year	$13.10	$12.37	$11.93	$10.51	$8.91	$12.39	$11.78	$11.45	$10.14	$8.63
Income from investment operations:
Net investment income (loss)(a)	0.00 **	0.01	(0.03)	(0.02)	0.06	(0.09)	(0.08)	(0.13)	(0.10)	(0.02)
Net realized and unrealized gain (loss)	3.67	0.72	0.47	1.46	1.58	3.46	0.69	0.46	1.41	1.53
Total from investment operations	3.67	0.73	0.44	1.44	1.64	3.37	0.61	0.33	1.31	1.51

Distributions:
Dividends from net investment income	(0.06)	—	—	(0.02)	(0.04)	—	—	—	—	—
Dividends from net realized gains	—	—	—	—	—	—	—	—	—	—
Total distributions	(0.06)	—	—	(0.02)	(0.04)	—	—	—	—	—

Net asset value, end of year	$16.71	$13.10	$12.37	$11.93	$10.51	$15.76	$12.39	$11.78	$11.45	$10.14

Ratios and supplemental data:
Total return(b)	28.15%	5.90%	3.69%	13.72%	18.50%	27.20%	5.18%	2.88%	12.92%	17.50%

Net assets, end of year (000)	$26,249	$22,389	$22,702	$24,518	$32,143	$796	$1,662	$2,893	$4,171	$5,087
Ratio of net expenses to average net assets	1.15%	1.15%	1.44%	1.56%	1.54%	1.90%	1.90%	2.20%	2.31%	2.29%
Ratio of gross expenses to average net assets prior to expense reductions	1.63%	1.57%	1.57%	1.56%	1.55%	2.39%	2.33%	2.32%	2.31%	2.29%
Ratio of net investment income (loss) to average net assets	0.01%	0.06%	(0.28%)	(0.18%)	0.72%	(0.68%)	(0.70%)	(1.03%)	(0.92%)	(0.25%)

	Year Ended October 31,
	2013	2012	2011	2010	2009
Portfolio turnover rate	89.0%	47.9%	73.5%	49.4%	79.0%

**	Amounts are less than $0.005.

(a)	Net investment income (loss) allocated based on average shares method.

(b)	Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

108	CALAMOS FAMILY OF FUNDS

Calamos Focus Growth Fund

	CLASS C
	Year Ended October 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of year	$12.39	$11.79	$11.45	$10.15	$8.63
Income from investment operations:
Net investment income (loss)(a)	(0.10)	(0.09)	(0.12)	(0.10)	(0.02)
Net realized and unrealized gain (loss)	3.47	0.69	0.46	1.40	1.54
Total from investment operations	3.37	0.60	0.34	1.30	1.52

Distributions:
Dividends from net investment income	—	—	—	—	—
Dividends from net realized gains	—	—	—	—	—
Total distributions	—	—	—	—	—

Net asset value, end of year	$15.76	$12.39	$11.79	$11.45	$10.15

Ratios and supplemental data:
Total return(b)	27.20%	5.09%	2.97%	12.81%	17.61%

Net assets, end of year (000)	$10,914	$9,287	$10,153	$10,628	$10,359
Ratio of net expenses to average net assets	1.90%	1.90%	2.19%	2.31%	2.29%
Ratio of gross expenses to average net assets prior to expense reductions	2.38%	2.33%	2.32%	2.31%	2.29%
Ratio of net investment income (loss) to average net assets	(0.74%)	(0.70%)	(1.03%)	(0.92%)	(0.25%)

PROSPECTUS	|	March 1, 2014	109

Calamos Discovery Growth Fund

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year were as follows:

	CLASS A					CLASS B
	Year Ended October 31,			June 1, 2010* through October 31,		Year Ended October 31,			June 1, 2010* through October 31,
	2013	2012	2011	2010		2013	2012	2011	2010
Net asset value, beginning of year	$11.82	$12.04	$11.64	$10.00		$11.63	$11.93	$11.60	$10.00
Income from investment operations:
Net investment income (loss)(a)	(0.12)	(0.13)	(0.14)	(0.04)		(0.20)	(0.22)	(0.24)	(0.08)
Net realized and unrealized gain (loss)	3.07	(0.09)	0.55	1.68		2.99	(0.08)	0.57	1.68
Total from investment operations	2.95	(0.22)	0.41	1.64		2.79	(0.30)	0.33	1.60

Distributions:
Dividends from net investment income	—	—	(0.01)	—		—	—	—	—
Dividends from net realized gains	—	—	—	—		—	—	—	—
Total distributions	—	—	(0.01)	—		—	—	—	—

Net asset value, end of year	$14.77	$11.82	$12.04	$11.64		$14.42	$11.63	$11.93	$11.60

Ratios and supplemental data:
Total return(b)	24.96%	(1.83%)	3.55%	16.40%		23.99%	(2.51%)	2.84%	16.00%

Net assets, end of year (000)	$30,726	$21,384	$23,463	$14,557		$1,633	$1,338	$1,451	$1,160
Ratio of net expenses to average net assets	1.50%	1.50%	1.50%	1.50	%(c)	2.25%	2.25%	2.25%	2.25	%(c)
Ratio of gross expenses to average net assets prior to expense reductions	1.69%	1.74%	1.84%	2.63	%(c)	2.44%	2.49%	2.61%	3.41	%(c)
Ratio of net investment income (loss) to average net assets	(0.88%)	(1.10%)	(1.08%)	(0.99	%)(c)	(1.60%)	(1.84%)	(1.81%)	(1.74	%)(c)

	Year Ended October 31,			June 1, 2010* through October 31,
	2013	2012	2011	2010
Portfolio turnover rate	248.3%	139.8%	97.1%	26.2%

*	Commencement of operations.

(a)	Net investment income (loss) allocated based on average shares method.

(b)	Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)	Annualized.

110	CALAMOS FAMILY OF FUNDS

Calamos Discovery Growth Fund

	CLASS C
	Year Ended October 31,			June 1, 2010* through October 31,
	2013	2012	2011	2010
Net asset value, beginning of year	$11.64	$11.93	$11.60	$10.00
Income from investment operations:
Net investment income (loss)(a)	(0.20)	(0.22)	(0.24)	(0.08)
Net realized and unrealized gain (loss)	2.98	(0.07)	0.57	1.68
Total from investment operations	2.78	(0.29)	0.33	1.60

Distributions:
Dividends from net investment income	—	—	—	—
Dividends from net realized gains	—	—	—	—
Total distributions	—	—	—	—

Net asset value, end of year	$14.42	$11.64	$11.93	$11.60

Ratios and supplemental data:
Total return(b)	23.88%	(2.43%)	2.84%	16.00%

Net assets, end of year (000)	$2,553	$2,274	$2,524	$1,545
Ratio of net expenses to average net assets	2.25%	2.25%	2.25%	2.25	%(c)
Ratio of gross expenses to average net assets prior to expense reductions	2.45%	2.49%	2.59%	3.38	%(c)
Ratio of net investment income (loss) to average net assets	(1.56%)	(1.84%)	(1.82%)	(1.76	%)(c)

PROSPECTUS	|	March 1, 2014	111

Calamos International Growth Fund

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year were as follows:

	CLASS A					CLASS B
	Year Ended October 31,					Year Ended October 31,
	2013	2012	2011	2010	2009	2013	2012	2011	2010	2009
Net asset value, beginning of year	$17.27	$16.32	$15.46	$12.64	$8.90	$16.45	$15.67	$14.96	$12.32	$8.74
Income from investment operations:
Net investment income (loss)(a)	0.09	0.06	(0.04)	(0.04)	0.03	(0.05)	(0.07)	(0.16)	(0.14)	(0.03)
Net realized and unrealized gain (loss)	1.92	0.89	0.90	2.86	3.71	1.84	0.85	0.87	2.78	3.61
Total from investment operations	2.01	0.95	0.86	2.82	3.74	1.79	0.78	0.71	2.64	3.58

Distributions:
Dividends from net investment income	(0.04)	—	—	—	—	—	—	—	—	—
Dividends from net realized gains	—	—	—	—	—	—	—	—	—	—
Total distributions	(0.04)	—	—	—	—	—	—	—	—	—

Net asset value, end of year	$19.24	$17.27	$16.32	$15.46	$12.64	$18.24	$16.45	$15.67	$14.96	$12.32

Ratios and supplemental data:
Total return(b)	11.64%	5.82%	5.56%	22.31%	42.02%	10.88%	4.98%	4.75%	21.43%	40.96%

Net assets, end of year (000)	$368,964	$459,516	$238,764	$136,723	$112,647	$5,995	$9,542	$13,500	$16,606	$17,019
Ratio of net expenses to average net assets	1.40%	1.40%	1.49%	1.67%	1.62%	2.15%	2.15%	2.25%	2.42%	2.37%
Ratio of gross expenses to average net assets prior to expense reductions	1.48%	1.59%	1.58%	1.67%	1.62%	2.23%	2.34%	2.32%	2.42%	2.38%
Ratio of net investment income (loss) to average net assets	0.50%	0.36%	(0.21%)	(0.26%)	0.35%	(0.26%)	(0.45%)	(1.01%)	(1.02%)	(0.34%)

	Year Ended October 31,
	2013	2012	2011	2010	2009
Portfolio turnover rate	73.4%	55.7%	59.6%	63.1%	86.9%

(a)	Net investment income (loss) allocated based on average shares method.

(b)	Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

112	CALAMOS FAMILY OF FUNDS

Calamos International Growth Fund

	CLASS C
	Year Ended October 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of year	$16.43	$15.65	$14.94	$12.30	$8.72
Income from investment operations:
Net investment income (loss)(a)	(0.04)	(0.06)	(0.16)	(0.14)	(0.03)
Net realized and unrealized gain (loss)	1.82	0.84	0.87	2.78	3.61
Total from investment operations	1.78	0.78	0.71	2.64	3.58

Distributions:
Dividends from net investment income	—	—	—	—	—
Dividends from net realized gains	—	—	—	—	—
Total distributions	—	—	—	—	—

Net asset value, end of year	$18.21	$16.43	$15.65	$14.94	$12.30

Ratios and supplemental data:
Total return(b)	10.83%	4.98%	4.75%	21.46%	41.06%

Net assets, end of year (000)	$65,622	$65,621	$53,355	$48,200	$43,138
Ratio of net expenses to average net assets	2.15%	2.15%	2.25%	2.42%	2.37%
Ratio of gross expenses to average net assets prior to expense reductions	2.23%	2.34%	2.32%	2.42%	2.37%
Ratio of net investment income (loss) to average net assets	(0.23%)	(0.41%)	(0.98%)	(1.01%)	(0.36%)

PROSPECTUS	|	March 1, 2014	113

Calamos Evolving World Growth Fund

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year were as follows:

	CLASS A					CLASS B					CLASS C
	Year Ended October 31,					Year Ended October 31,					Year Ended October 31,
	2013	2012	2011	2010	2009	2013	2012	2011	2010	2009	2013	2012	2011	2010	2009
Net asset value, beginning of year	$12.83	$12.47	$12.42	$10.30	$7.33	$12.58	$12.32	$12.32	$10.24	$7.32	$12.57	$12.31	$12.31	$10.24	$7.32
Income from investment operations:
Net investment income (loss)(a)	0.03	0.04	0.01	0.08	0.12	(0.07)	(0.06)	(0.09)	(0.01)	0.07	(0.06)	(0.05)	(0.09)	(0.01)	0.07
Net realized and unrealized gain (loss)	1.11	0.32	0.08	2.11	2.91	1.08	0.32	0.09	2.10	2.89	1.08	0.31	0.09	2.10	2.89
Total from investment operations	1.14	0.36	0.09	2.19	3.03	1.01	0.26	—	2.09	2.96	1.02	0.26	—	2.09	2.96

Distributions:
Dividends from net investment income	—	—	(0.04)	(0.07)	(0.06)	—	—	—	(0.01)	(0.04)	—	—	(0.00)**	(0.02)	(0.04)
Dividends from net realized gains	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Total distributions	—	—	(0.04)	(0.07)	(0.06)	—	—	—	(0.01)	(0.04)	—	—	—	(0.02)	(0.04)

Net asset value, end of year	$13.97	$12.83	$12.47	$12.42	$10.30	$13.59	$12.58	$12.32	$12.32	$10.24	$13.59	$12.57	$12.31	$12.31	$10.24

Ratios and supplemental data:
Total return(b)	8.89%	2.89%	0.68%	21.40%	41.76%	8.03%	2.11%	0.00%	20.42%	40.71%	8.11%	2.11%	0.00%	20.43%	40.71%

Net assets, end of year (000)	$164,273	$138,718	$104,365	$44,895	$15,276	$1,788	$1,595	$1,815	$1,819	$1,349	$34,022	$21,527	$8,913	$3,472	$1,431
Ratio of net expenses to average net assets	1.63%	1.60%	1.58%	1.67%	1.75%	2.38%	2.34%	2.33%	2.43%	2.49%	2.39%	2.35%	2.33%	2.43%	2.49%
Ratio of gross expenses to average net assets prior to expense reductions	1.63%	1.60%	1.58%	1.67%	1.97%	2.38%	2.34%	2.33%	2.43%	2.95%	2.39%	2.35%	2.33%	2.43%	2.95%
Ratio of net investment income (loss) to average net assets	0.23%	0.32%	0.08%	0.67%	1.31%	(0.52%)	(0.46%)	(0.71%)	(0.11%)	0.83%	(0.50%)	(0.41%)	(0.66%)	(0.07%)	0.82%

	Year Ended October 31,
	2013	2012	2011	2010	2009
Portfolio turnover rate	85.8%	50.1%	67.4%	48.3%	73.5%

**	Amount equated to less than $0.005 per common share.

(a)	Net investment income (loss) allocated based on average shares method.

(b)	Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

114	CALAMOS FAMILY OF FUNDS

Calamos Global Equity Fund

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year were as follows:

	CLASS A					CLASS B					CLASS C
	Year Ended October 31,					Year Ended October 31,					Year Ended October 31,
	2013	2012	2011	2010	2009	2013	2012	2011	2010	2009	2013	2012	2011	2010	2009
Net asset value, beginning of year	$13.00	$12.14	$11.28	$9.12	$7.16	$12.56	$11.82	$11.06	$9.02	$7.06	$12.54	$11.80	$11.04	$9.00	$7.07
Income from investment operations:
Net investment income (loss)(a)	0.03	(0.02)	(0.07)	(0.07)	(0.03)	(0.07)	(0.11)	(0.16)	(0.15)	(0.09)	(0.07)	(0.11)	(0.16)	(0.15)	(0.09)
Net realized and unrealized gain (loss)	1.96	0.88	0.93	2.23	2.33	1.89	0.85	0.92	2.19	2.33	1.89	0.85	0.92	2.19	2.32
Total from investment operations	1.99	0.86	0.86	2.16	2.30	1.82	0.74	0.76	2.04	2.24	1.82	0.74	0.76	2.04	2.23

Distributions:
Dividends from net investment income	(0.02)	—	—	—	(0.33)	—	—	—	—	(0.27)	—	—	—	—	(0.29)
Dividends from net realized gains	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Return of capital	—	—	—	—	(0.01)	—	—	—	—	(0.01)	—	—	—	—	(0.01)
Total distributions	(0.02)	—	—	—	(0.34)	—	—	—	—	(0.28)	—	—	—	—	(0.30)

Net asset value, end of year	$14.97	$13.00	$12.14	$11.28	$9.12	$14.38	$12.56	$11.82	$11.06	$9.02	$14.36	$12.54	$11.80	$11.04	$9.00

Ratios and supplemental data:
Total return(b)	15.35%	7.08%	7.62%	23.68%	34.24%	14.49%	6.26%	6.87%	22.62%	33.48%	14.51%	6.27%	6.88%	22.67%	33.29%

Net assets, end of year (000)	$152,068	$113,260	$51,525	$30,212	$21,162	$2,751	$2,519	$2,603	$2,552	$2,125	$32,975	$25,749	$10,359	$6,523	$4,490
Ratio of net expenses to average net assets	1.40%	1.40%	1.57%	1.88%	1.95%	2.15%	2.15%	2.35%	2.63%	2.71%	2.15%	2.15%	2.32%	2.63%	2.70%
Ratio of gross expenses to average net assets prior to expense reductions	1.44%	1.52%	1.66%	1.88%	2.05%	2.19%	2.28%	2.42%	2.63%	2.81%	2.19%	2.27%	2.41%	2.63%	2.81%
Ratio of net investment income (loss) to average net assets	0.22%	(0.14%)	(0.60%)	(0.71%)	(0.45%)	(0.53%)	(0.90%)	(1.37%)	(1.46%)	(1.18%)	(0.51%)	(0.89%)	(1.33%)	(1.46%)	(1.22%)

	Year Ended October 31,
	2013	2012	2011	2010	2009
Portfolio turnover rate	75.3%	44.5%	58.8%	65.1%	101.6%

(a)	Net investment income (loss) allocated based on average shares method.

(b)	Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

PROSPECTUS	|	March 1, 2014	115

Calamos Growth and Income Fund

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year were as follows:

	CLASS A					CLASS B
	Year Ended October 31,					Year Ended October 31,
	2013	2012	2011	2010	2009	2013	2012	2011	2010	2009
Net asset value, beginning of year	$32.64	$32.12	$30.15	$27.49	$21.13	$37.26	$36.47	$34.22	$31.10	$23.85
Income from investment operations:
Net investment income (loss)(a)	0.64	0.52	0.51	0.64	0.62	0.70	0.36	0.32	0.49	0.50
Net realized and unrealized gain (loss)	3.70	0.66	1.89	2.70	6.17	4.23	0.77	2.14	3.05	6.97
Total from investment operations	4.34	1.18	2.40	3.34	6.79	4.93	1.13	2.46	3.54	7.47

Distributions:
Dividends from net investment income	(0.27)	(0.66)	(0.43)	(0.68)	(0.43)	(0.28)	(0.34)	(0.21)	(0.42)	(0.22)
Dividends from net realized gains	(0.87)	—	—	—	—	(0.87)	—	—	—	—
Total distributions	(1.14)	(0.66)	(0.43)	(0.68)	(0.43)	(1.15)	(0.34)	(0.21)	(0.42)	(0.22)

Net asset value, end of year	$35.84	$32.64	$32.12	$30.15	$27.49	$41.04	$37.26	$36.47	$34.22	$31.10

Ratios and supplemental data:
Total return(b)	13.72%	3.73%	8.04%	12.31%	32.49%	13.59%	3.12%	7.21%	11.46%	31.48%

Net assets, end of year (000)	$1,614,236	$1,974,535	$2,017,175	$1,706,548	$1,748,479	$49,769	$92,658	$184,989	$303,273	$376,111
Ratio of net expenses to average net assets	1.09%	1.09%	1.08%	1.09%	1.12%	1.18%	1.73%	1.82%	1.84%	1.87%
Ratio of gross expenses to average net assets prior to expense reductions	1.09%	1.09%	1.08%	1.09%	1.12%	1.18%	1.73%	1.82%	1.84%	1.88%
Ratio of net investment income (loss) to average net assets	1.92%	1.62%	1.60%	2.26%	2.69%	1.85%	0.97%	0.88%	1.51%	1.95%

	Year Ended October 31,
	2013	2012	2011	2010	2009
Portfolio turnover rate	59.5%	42.8%	55.1%	54.6%	66.2%

(a)	Net investment income (loss) allocated based on average shares method.

(b)	Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

116	CALAMOS FAMILY OF FUNDS

Calamos Growth and Income Fund

	CLASS C
	Year Ended October 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of year	$32.76	$32.23	$30.30	$27.62	$21.23
Income from investment operations:
Net investment income (loss)(a)	0.39	0.28	0.27	0.43	0.45
Net realized and unrealized gain (loss)	3.71	0.67	1.91	2.72	6.19
Total from investment operations	4.10	0.95	2.18	3.15	6.64

Distributions:
Dividends from net investment income	(0.21)	(0.42)	(0.25)	(0.47)	(0.25)
Dividends from net realized gains	(0.87)	—	—	—	—
Total distributions	(1.08)	(0.42)	(0.25)	(0.47)	(0.25)

Net asset value, end of year	$35.78	$32.76	$32.23	$30.30	$27.62

Ratios and supplemental data:
Total return(b)	12.88%	2.97%	7.23%	11.50%	31.49%

Net assets, end of year (000)	$1,093,074	$1,255,629	$1,344,781	$1,291,168	$1,263,459
Ratio of net expenses to average net assets	1.84%	1.84%	1.83%	1.84%	1.87%
Ratio of gross expenses to average net assets prior to expense reductions	1.84%	1.84%	1.83%	1.84%	1.87%
Ratio of net investment income (loss) to average net assets	1.17%	0.87%	0.86%	1.51%	1.94%

PROSPECTUS	|	March 1, 2014	117

Calamos Global Growth and Income Fund

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year were as follows:

	CLASS A					CLASS B
	Year Ended October 31,					Year Ended October 31,
	2013	2012	2011	2010	2009	2013	2012	2011	2010	2009
Net asset value, beginning of year	$10.88	$10.77	$10.16	$9.20	$7.35	$10.97	$10.85	$10.32	$9.37	$7.52
Income from investment operations:
Net investment income (loss)(a)	0.10	0.11	0.11	0.17	0.21	0.02	0.03	0.03	0.10	0.15
Net realized and unrealized gain (loss)	1.13	0.21	0.50	0.98	1.87	1.14	0.21	0.50	1.00	1.91
Total from investment operations	1.23	0.32	0.61	1.15	2.08	1.16	0.24	0.53	1.10	2.06

Distributions:
Dividends from net investment income	(0.09)	(0.21)	—	(0.04)	(0.23)	(0.03)	(0.12)	—	(0.03)	(0.21)
Dividends from net realized gains	(0.24)	—	—	—	—	(0.24)	—	—	—	—
Return of capital	—	—	—	(0.15)	—	—	—	—	(0.12)	—
Total distributions	(0.33)	(0.21)	—	(0.19)	(0.23)	(0.27)	(0.12)	—	(0.15)	(0.21)

Net asset value, end of year	$11.78	$10.88	$10.77	$10.16	$9.20	$11.86	$10.97	$10.85	$10.32	$9.37

Ratios and supplemental data:
Total return(b)	11.60%	3.03%	6.00%	12.64%	29.16%	10.77%	2.25%	5.14%	11.86%	28.21%

Net assets, end of year (000)	$210,537	$304,914	$373,595	$318,493	$273,281	$10,884	$16,654	$30,770	$43,323	$50,466
Ratio of net expenses to average net assets	1.41%	1.32%	1.32%	1.36%	1.44%	2.16%	2.07%	2.07%	2.12%	2.19%
Ratio of gross expenses to average net assets prior to expense reductions	1.41%	1.32%	1.32%	1.36%	1.44%	2.16%	2.07%	2.07%	2.12%	2.19%
Ratio of net investment income (loss) to average net assets	0.92%	1.06%	1.01%	1.74%	2.66%	0.17%	0.30%	0.26%	0.99%	1.93%

	Year Ended October 31,
	2013	2012	2011	2010	2009
Portfolio turnover rate	48.2%	55.1%	73.1%	62.2%	97.3%

(a)	Net investment income (loss) allocated based on average shares method.

(b)	Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

118	CALAMOS FAMILY OF FUNDS

Calamos Global Growth and Income Fund

	CLASS C
	Year Ended October 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of year	$10.25	$10.15	$9.65	$8.78	$7.06
Income from investment operations:
Net investment income (loss)(a)	0.02	0.03	0.03	0.09	0.14
Net realized and unrealized gain (loss)	1.06	0.20	0.47	0.94	1.79
Total from investment operations	1.08	0.23	0.50	1.03	1.93

Distributions:
Dividends from net investment income	(0.03)	(0.13)	—	(0.03)	(0.21)
Dividends from net realized gains	(0.24)	—	—	—	—
Return of capital	—	—	—	(0.13)	—
Total distributions	(0.27)	(0.13)	—	(0.16)	(0.21)

Net asset value, end of year	$11.06	$10.25	$10.15	$9.65	$8.78

Ratios and supplemental data:
Total return(b)	10.82%	2.29%	5.18%	11.81%	28.23%

Net assets, end of year (000)	$185,577	$235,194	$282,801	$276,141	$235,776
Ratio of net expenses to average net assets	2.16%	2.07%	2.07%	2.11%	2.19%
Ratio of gross expenses to average net assets prior to expense reductions	2.16%	2.07%	2.07%	2.11%	2.19%
Ratio of net investment income (loss) to average net assets	0.17%	0.31%	0.26%	0.99%	1.91%

PROSPECTUS	|	March 1, 2014	119

Calamos Convertible Fund

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year were as follows:

	CLASS A					CLASS B
	Year Ended October 31,					Year Ended October 31,
	2013	2012	2011	2010	2009	2013	2012	2011	2010	2009
Net asset value, beginning of year	$17.70	$19.28	$19.60	$18.31	$14.13	$21.31	$22.89	$23.14	$21.48	$16.48
Income from investment operations:
Net investment income (loss)(a)	0.39	0.37	0.40	0.53	0.56	0.31	0.28	0.32	0.47	0.52
Net realized and unrealized gain (loss)	2.63	(0.33)	0.14	1.45	4.15	3.21	(0.38)	0.15	1.69	4.86
Total from investment operations	3.02	0.04	0.54	1.98	4.71	3.52	(0.10)	0.47	2.16	5.38

Distributions:
Dividends from net investment income	(0.02)	(0.14)	(0.25)	(0.69)	(0.50)	—	(0.00)**	(0.11)	(0.50)	(0.35)
Dividends from net realized gains	(1.56)	(1.48)	(0.61)	—	(0.03)	(1.56)	(1.48)	(0.61)	—	(0.03)
Total distributions	(1.58)	(1.62)	(0.86)	(0.69)	(0.53)	(1.56)	(1.48)	(0.72)	(0.50)	(0.38)

Net asset value, end of year	$19.14	$17.70	$19.28	$19.60	$18.31	$23.27	$21.31	$22.89	$23.14	$21.48

Ratios and supplemental data:
Total return(b)	18.50%	0.51%	2.73%	11.06%	34.00%	17.63%	(0.25%)	2.01%	10.20%	33.04%

Net assets, end of year (000)	$514,593	$650,100	$1,269,501	$1,741,954	$1,822,596	$11,391	$14,256	$21,517	$56,141	$88,956
Ratio of net expenses to average net assets	1.11%	1.10%	1.07%	1.08%	1.10%	1.86%	1.85%	1.82%	1.83%	1.85%
Ratio of gross expenses to average net assets prior to expense reductions	1.11%	1.10%	1.07%	1.08%	1.11%	1.86%	1.85%	1.82%	1.83%	1.86%
Ratio of net investment income (loss) to average net assets	2.18%	2.07%	2.03%	2.82%	3.37%	1.43%	1.32%	1.36%	2.12%	2.78%

	Year Ended October 31,
	2013	2012	2011	2010	2009
Portfolio turnover rate	73.1%	56.6%	65.7%	77.4%	45.7%

**	Amounts are less than $0.005.

(a)	Net investment income (loss) allocated based on average shares method.

(b)	Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

120	CALAMOS FAMILY OF FUNDS

Calamos Convertible Fund

	CLASS C
	Year Ended October 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of year	$17.57	$19.15	$19.51	$18.24	$14.09
Income from investment operations:
Net investment income (loss)(a)	0.25	0.23	0.25	0.38	0.43
Net realized and unrealized gain (loss)	2.61	(0.32)	0.14	1.45	4.14
Total from investment operations	2.86	(0.09)	0.39	1.83	4.57

Distributions:
Dividends from net investment income	—	(0.01)	(0.14)	(0.56)	(0.39)
Dividends from net realized gains	(1.56)	(1.48)	(0.61)	—	(0.03)
Total distributions	(1.56)	(1.49)	(0.75)	(0.56)	(0.42)

Net asset value, end of year	$18.87	$17.57	$19.15	$19.51	$18.24

Ratios and supplemental data:
Total return(b)	17.62%	(0.24%)	1.99%	10.20%	33.01%

Net assets, end of year (000)	$325,823	$390,649	$584,428	$706,108	$579,959
Ratio of net expenses to average net assets	1.86%	1.85%	1.82%	1.83%	1.85%
Ratio of gross expenses to average net assets prior to expense reductions	1.86%	1.85%	1.82%	1.83%	1.86%
Ratio of net investment income (loss) to average net assets	1.43%	1.32%	1.26%	2.03%	2.66%

PROSPECTUS	|	March 1, 2014	121

Calamos Total Return Bond Fund

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year were as follows:

	CLASS A					CLASS B
	Year Ended October 31,					Year Ended October 31,
	2013	2012	2011	2010	2009	2013	2012	2011	2010	2009
Net asset value, beginning of year	$11.15	$11.14	$11.23	$11.06	$9.82	$11.15	$11.14	$11.23	$11.06	$9.82
Income from investment operations:
Net investment income (loss)(a)	0.22	0.22	0.26	0.31	0.35	0.13	0.14	0.19	0.23	0.27
Net realized and unrealized gain (loss)	(0.17)	0.15	0.02	0.45	1.30	(0.16)	0.14	0.01	0.44	1.31
Total from investment operations	0.05	0.37	0.28	0.76	1.65	(0.03)	0.28	0.20	0.67	1.58

Distributions:
Dividends from net investment income	(0.26)	(0.32)	(0.28)	(0.59)	(0.41)	(0.18)	(0.23)	(0.20)	(0.50)	(0.34)
Dividends from net realized gains	(0.05)	(0.04)	(0.09)	—	—	(0.05)	(0.04)	(0.09)	—	—
Total distributions	(0.31)	(0.36)	(0.37)	(0.59)	(0.41)	(0.23)	(0.27)	(0.29)	(0.50)	(0.34)

Net asset value, end of year	$10.89	$11.15	$11.14	$11.23	$11.06	$10.89	$11.15	$11.14	$11.23	$11.06

Ratios and supplemental data:
Total return(b)	0.48%	3.35%	2.64%	7.12%	17.10%	(0.27%)	2.59%	1.88%	6.33%	16.23%

Net assets, end of year (000)	$93,691	$137,672	$115,090	$114,922	$94,831	$5,319	$9,108	$14,193	$21,402	$22,103
Ratio of net expenses to average net assets	0.90%	0.90%	0.90%	0.90%	0.88%	1.65%	1.65%	1.65%	1.65%	1.63%
Ratio of gross expenses to average net assets prior to expense reductions	0.99%	0.98%	0.97%	0.98%	1.00%	1.74%	1.73%	1.72%	1.73%	1.75%
Ratio of net investment income (loss) to average net assets	1.97%	1.98%	2.37%	2.83%	3.30%	1.22%	1.25%	1.67%	2.10%	2.56%

	Year Ended October 31,
	2013	2012	2011	2010	2009
Portfolio turnover rate	32.5%	34.4%	41.5%	55.7%	287.2%

(a)	Net investment income (loss) allocated based on average shares method.

(b)	Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

122	CALAMOS FAMILY OF FUNDS

Calamos Total Return Bond Fund

	CLASS C
	Year Ended October 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of year	$11.15	$11.13	$11.22	$11.06	$9.82
Income from investment operations:
Net investment income (loss)(a)	0.13	0.14	0.18	0.23	0.27
Net realized and unrealized gain (loss)	(0.16)	0.15	0.02	0.43	1.31
Total from investment operations	(0.03)	0.29	0.20	0.66	1.58

Distributions:
Dividends from net investment income	(0.18)	(0.23)	(0.20)	(0.50)	(0.34)
Dividends from net realized gains	(0.05)	(0.04)	(0.09)	—	—
Total distributions	(0.23)	(0.27)	(0.29)	(0.50)	(0.34)

Net asset value, end of year	$10.89	$11.15	$11.13	$11.22	$11.06

Ratios and supplemental data:
Total return(b)	(0.27%)	2.68%	1.88%	6.24%	16.23%

Net assets, end of year (000)	$25,964	$43,823	$48,612	$50,793	$39,605
Ratio of net expenses to average net assets	1.65%	1.65%	1.65%	1.65%	1.63%
Ratio of gross expenses to average net assets prior to expense reductions	1.74%	1.73%	1.72%	1.73%	1.75%
Ratio of net investment income (loss) to average net assets	1.23%	1.25%	1.63%	2.09%	2.54%

PROSPECTUS	|	March 1, 2014	123

Calamos High Income Fund

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year were as follows:

	CLASS A					CLASS B
	Year Ended October 31,					Year Ended October 31,
	2013	2012	2011	2010	2009	2013	2012	2011	2010	2009
Net asset value, beginning of year	$9.92	$9.68	$9.97	$9.52	$7.11	$10.36	$10.09	$10.37	$9.86	$7.35
Income from investment operations:
Net investment income (loss)(a)	0.51	0.53	0.59	0.63	0.61	0.46	0.48	0.54	0.58	0.57
Net realized and unrealized gain (loss)	0.18	0.35	(0.24)	0.58	2.29	0.18	0.36	(0.26)	0.60	2.36
Total from investment operations	0.69	0.88	0.35	1.21	2.90	0.64	0.84	0.28	1.18	2.93

Distributions:
Dividends from net investment income	(0.58)	(0.51)	(0.64)	(0.76)	(0.49)	(0.49)	(0.44)	(0.56)	(0.67)	(0.42)
Dividends from net realized gains	(0.13)	(0.13)	—	—	—	(0.13)	(0.13)	—	—	—
Total distributions	(0.71)	(0.64)	(0.64)	(0.76)	(0.49)	(0.62)	(0.57)	(0.56)	(0.67)	(0.42)

Net asset value, end of year	$9.90	$9.92	$9.68	$9.97	$9.52	$10.38	$10.36	$10.09	$10.37	$9.86

Ratios and supplemental data:
Total return(b)	7.21%	9.39%	3.62%	13.26%	42.27%	6.40%	8.55%	2.79%	12.45%	41.16%

Net assets, end of year (000)	$201,791	$215,299	$182,515	$211,632	$207,057	$3,340	$5,973	$9,766	$17,387	$19,897
Ratio of net expenses to average net assets	1.18%	1.19%	1.22%	1.21%	1.22%	1.93%	1.95%	1.96%	1.96%	1.98%
Ratio of gross expenses to average net assets prior to expense reductions	1.18%	1.19%	1.22%	1.21%	1.22%	1.93%	1.95%	1.96%	1.96%	1.98%
Ratio of net investment income (loss) to average net assets	5.11%	5.46%	6.01%	6.56%	7.48%	4.39%	4.73%	5.28%	5.82%	6.83%

	Year Ended October 31,
	2013	2012	2011	2010	2009
Portfolio turnover rate	55.1%	73.9%	72.6%	57.6%	55.0%

(a)	Net investment income (loss) allocated based on average shares method.

(b)	Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

124	CALAMOS FAMILY OF FUNDS

Calamos High Income Fund

	CLASS C
	Year Ended October 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of year	$10.28	$10.01	$10.29	$9.80	$7.31
Income from investment operations:
Net investment income (loss)(a)	0.45	0.48	0.54	0.58	0.56
Net realized and unrealized gain (loss)	0.19	0.36	(0.25)	0.58	2.36
Total from investment operations	0.64	0.84	0.29	1.16	2.92

Distributions:
Dividends from net investment income	(0.50)	(0.44)	(0.57)	(0.67)	(0.43)
Dividends from net realized gains	(0.13)	(0.13)	—	—	—
Total distributions	(0.63)	(0.57)	(0.57)	(0.67)	(0.43)

Net asset value, end of year	$10.29	$10.28	$10.01	$10.29	$9.80

Ratios and supplemental data:
Total return(b)	6.37%	8.65%	2.83%	12.34%	41.16%

Net assets, end of year (000)	$34,146	$43,141	$39,764	$48,149	$45,673
Ratio of net expenses to average net assets	1.93%	1.94%	1.97%	1.96%	1.98%
Ratio of gross expenses to average net assets prior to expense reductions	1.93%	1.94%	1.97%	1.96%	1.98%
Ratio of net investment income (loss) to average net assets	4.37%	4.72%	5.26%	5.81%	6.80%

PROSPECTUS	|	March 1, 2014	125

Calamos Market Neutral Income Fund

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year were as follows:

	CLASS A					CLASS B
	Year Ended October 31,					Year Ended October 31,
	2013	2012	2011	2010	2009	2013	2012	2011	2010	2009
Net asset value, beginning of year	$12.68	$12.11	$11.91	$11.35	$10.97	$13.36	$12.75	$12.51	$11.92	$11.48
Income from investment operations:
Net investment income (loss)(a)	0.17	0.21	0.22	0.23	0.30	0.08	0.12	0.14	0.15	0.24
Net realized and unrealized gain (loss)	0.42	0.51	0.18	0.46	0.89	0.45	0.54	0.20	0.48	0.92
Total from investment operations	0.59	0.72	0.40	0.69	1.19	0.53	0.66	0.34	0.63	1.16

Distributions:
Dividends from net investment income	(0.18)	(0.15)	(0.20)	(0.13)	(0.52)	(0.07)	(0.05)	(0.10)	(0.04)	(0.43)
Dividends from net realized gains	—	—	—	—	(0.29)	—	—	—	—	(0.29)
Total distributions	(0.18)	(0.15)	(0.20)	(0.13)	(0.81)	(0.07)	(0.05)	(0.10)	(0.04)	(0.72)

Net asset value, end of year	$13.09	$12.68	$12.11	$11.91	$11.35	$13.82	$13.36	$12.75	$12.51	$11.92

Ratios and supplemental data:
Total return(b)	4.71%	6.01%	3.40%	6.11%	11.77%	3.98%	5.18%	2.70%	5.31%	10.87%

Net assets, end of year (000)	$1,354,180	$1,155,161	$1,282,438	$1,203,750	$938,686	$9,117	$12,940	$18,147	$25,349	$34,370
Ratio of net expenses to average net assets	1.26%	1.17%	1.21%	1.19%	1.19%	2.03%	1.92%	1.97%	1.94%	1.95%
Ratio of gross expenses to average net assets prior to expense reductions	1.26%	1.17%	1.21%	1.19%	1.20%	2.03%	1.92%	1.97%	1.94%	1.95%
Ratio of net investment income (loss) to average net assets	1.33%	1.65%	1.80%	2.00%	2.80%	0.60%	0.91%	1.07%	1.27%	2.13%
Ratio of net expenses, excluding dividend expense on short positions, to average net assets	1.12%	1.13%	1.14%	1.14%	1.15%	1.87%	1.89%	1.89%	1.88%	1.91%

	Year Ended October 31,
	2013	2012	2011	2010	2009
Portfolio turnover rate	110.6%	82.8%	98.5%	87.8%	79.8%

(a)	Net investment income (loss) allocated based on average shares method.

(b)	Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

126	CALAMOS FAMILY OF FUNDS

Calamos Market Neutral Income Fund

	CLASS C
	Year Ended October 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of year	$12.88	$12.29	$12.08	$11.52	$11.12
Income from investment operations:
Net investment income (loss)(a)	0.08	0.11	0.13	0.15	0.23
Net realized and unrealized gain (loss)	0.42	0.54	0.18	0.46	0.90
Total from investment operations	0.50	0.65	0.31	0.61	1.13

Distributions:
Dividends from net investment income	(0.08)	(0.06)	(0.10)	(0.05)	(0.44)
Dividends from net realized gains	—	—	—	—	(0.29)
Total distributions	(0.08)	(0.06)	(0.10)	(0.05)	(0.73)

Net asset value, end of year	$13.30	$12.88	$12.29	$12.08	$11.52

Ratios and supplemental data:
Total return(b)	3.93%	5.28%	2.61%	5.31%	10.91%

Net assets, end of year (000)	$289,520	$267,646	$299,733	$353,019	$330,360
Ratio of net expenses to average net assets	2.02%	1.92%	1.97%	1.94%	1.95%
Ratio of gross expenses to average net assets prior to expense reductions	2.02%	1.92%	1.97%	1.94%	1.95%
Ratio of net investment income (loss) to average net assets	0.58%	0.90%	1.06%	1.26%	2.10%
Ratio of net expenses, excluding dividend expense on short positions, to average net assets	1.87%	1.88%	1.89%	1.88%	1.91%

PROSPECTUS	|	March 1, 2014	127

Calamos Long/Short Fund

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS A		CLASS C
	June 3, 2013* through October 31,		June 3, 2013* through October 31,
	2013		2013
Net asset value, beginning of period	$10.00		$10.00
Income from investment operations:
Net investment income (loss)(a)	(0.06)		(0.09)
Net realized and unrealized gain (loss)	0.34		0.33
Total from investment operations	0.28		0.24

Distributions:
Dividends from net investment income	—		—
Dividends from net realized gains	—		—
Total distributions	—		—

Net asset value, end of period	$10.28		$10.24

Ratios and supplemental data:
Total return(b)	2.80%		2.40%

Net assets, end of period (000)	$9,258		$383
Ratio of net expenses to average net assets	2.42	%(c)	3.13	%(c)
Ratio of gross expenses to average net assets prior to expense reductions	3.03	%(c)	3.52	%(c)
Ratio of net investment income (loss) to average net assets	(1.53	%)(c)	(2.22	%)(c)
Ratio of net expenses, excluding dividend expense on short positions, to average net assets	2.00	%(c)	2.75	%(c)

June 3, 2013* through October 31,
2013*
Portfolio turnover rate	132.1%

*	Commencement of operations.

(a)	Net investment income (loss) allocated based on average shares method.

(b)	Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)	Annualized.

128	CALAMOS FAMILY OF FUNDS

Calamos Dividend Growth Fund

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS A		CLASS C
	August 5, 2013* through October 31,		August 5, 2013* through October 31,
	2013		2013
Net asset value, beginning of period	$10.00		$10.00
Income from investment operations:
Net investment income (loss)(a)	0.05		0.03
Net realized and unrealized gain (loss)	0.31		0.31
Total from investment operations	0.36		0.34

Distributions:
Dividends from net investment income	—		—
Dividends from net realized gains	—		—
Total distributions	—		—

Net asset value, end of period	$10.36		$10.34

Ratios and supplemental data:
Total return(b)	3.60%		3.40%

Net assets, end of period (000)	$25,922		$253
Ratio of net expenses to average net assets	1.35	%(c)	2.10	%(c)
Ratio of gross expenses to average net assets prior to expense reductions	2.14	%(c)	3.35	%(c)
Ratio of net investment income (loss) to average net assets	1.99	%(c)	1.39	%(c)

August 6, 2013* through October 31,
2013
Portfolio turnover rate	20.7%

*	Commencement of operations.

(a)	Net investment income (loss) allocated based on average shares method.

(b)	Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)	Annualized.

PROSPECTUS	|	March 1, 2014	129

Calamos Mid Cap Growth Fund

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS A		CLASS C
	August 5, 2013* through October 31,		August 5, 2013* through October 31,
	2013		2013
Net asset value, beginning of period	$10.00		$10.00
Income from investment operations:
Net investment income (loss)(a)	(0.02)		(0.04)
Net realized and unrealized gain (loss)	0.65		0.65
Total from investment operations	0.63		0.61

Distributions:
Dividends from net investment income	—		—
Dividends from net realized gains	—		—
Total distributions	—		—

Net asset value, end of period	$10.63		$10.61

Ratios and supplemental data:
Total return(b)	6.30%		6.10%

Net assets, end of year (000)	$13,032		$122
Ratio of net expenses to average net assets	1.25	%(c)	2.00	%(c)
Ratio of gross expenses to average net assets prior to expense reductions	5.58	%(c)	6.60	%(c)
Ratio of net investment income (loss) to average net assets	(0.72	%)(c)	(1.57	%)(c)

August 6, 2013* through October 31,
2013
Portfolio turnover rate	12.0%

*	Commencement of operations.

(a)	Net investment income (loss) allocated based on average shares method.

(b)	Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)	Annualized.

130	CALAMOS FAMILY OF FUNDS

This page intentionally left blank.

PROSPECTUS	|	March 1, 2014	131

If you would like more information about the Funds, the following resources are available upon request, free of charge.

Additional information about the Funds’ investments will be available in the Funds’ semiannual and annual reports to shareholders. The semiannual report contains a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance for the six months ended April 30, 2014. The annual report will contain a similar discussion for the one-year period ended October 31, 2014.

The Statement of Additional Information provides more detailed information about the Funds and, except for the information in the section entitled “Financial Statements,” is incorporated into this prospectus by reference.

Copies of the reports and the Statement of Additional Information are available, without charge, upon request, by calling 800.582.6959 or by visiting the Funds’ website at www.calamos.com. You can request other information and discuss your questions about the Funds by contacting Calamos Financial Services LLC at:

Calamos Financial Services LLC

2020 Calamos Court

Naperville, Illinois 60563

Telephone: 800.582.6959

You can review the Funds’ reports and Statement of Additional Information at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies for free from the EDGAR database on the Commission’s Internet website at http://www.sec.gov, or for a duplicating fee by calling or writing to:

Public Reference Section of the Commission

Washington, D.C. 20549-0102

Telephone: 202.551.8090

E-mail: publicinfo@sec.gov

FOR 24 HOUR AUTOMATED SHAREHOLDER ASSISTANCE

800.823.7386

TO OBTAIN INFORMATION ABOUT YOUR INVESTMENTS 800.582.6959

VISIT OUR WEB-SITE

www.calamos.com

INVESTMENT ADVISER

Calamos Advisors LLC

2020 Calamos Court

Naperville, IL 60563

TRANSFER AGENT

US Bancorp Fund Services, LLC

615 E. Michigan St. 3rd floor

Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC

ACCOUNTING FIRM

Deloitte & Touche LLP

Chicago, IL

LEGAL COUNSEL

K&L Gates LLP

Chicago, IL

Washington, DC

2020 Calamos Court

Naperville, IL 60563-2787

800.582.6959

www.calamos.com

© 2014 Calamos Investments LLC. All Rights Reserved.

Calamos® and Calamos Investments® are registered

trademarks of Calamos Investments LLC.

MFPRO 1317 03/14

811-05443

CALAMOS®

Family of Funds

	CLASS I	CLASS R
Calamos Growth Fund	CGRIX	CGRRX
Calamos Opportunistic Value Fund (formerly, Calamos Value Fund)	CVAIX	CVARX
Calamos Focus Growth Fund	CBCIX	CBCRX
Calamos Discovery Growth Fund	CIDGX	CRDGX
Calamos International Growth Fund	CIGIX	CIGFX
Calamos Evolving World Growth Fund	CNWIX	CNWRX
Calamos Global Equity Fund	CIGEX	CRGEX
Calamos Growth and Income Fund	CGIIX	CGNRX
Calamos Global Growth and Income Fund	CGCIX	CVLRX
Calamos Convertible Fund	CICVX	CCVRX
Calamos Total Return Bond Fund	CTRIX	CTRRX
Calamos High Income Fund	CIHYX	CHYRX
Calamos Market Neutral Income Fund	CMNIX	CVSRX
Calamos Long/Short Fund	CILSX	CRLSX
Calamos Dividend Growth Fund	CIDVX	CRDVX
Calamos Mid Cap Growth Fund	CMXIX	CMXRX
Calamos Emerging Market Equity Fund	CIEIX	CEGRX

Prospectus March 1, 2014

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Calamos Growth Fund

Investment Objective

Calamos Growth Fund’s investment objective is long-term capital growth.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about the share classes is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 86 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 59 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS I	CLASS R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS I	CLASS R
Management Fees	0.83%	0.83%
Distribution and/or Service Fees (12b-1)	0.00%	0.50%
Other Expenses	0.20%	0.20%
Total Annual Operating Expenses	1.03%	1.53%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested and that the Fund’s operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, whether or not you redeemed your shares at the end of the period, your costs would be:

	I	R
1 Year	105	156
3 Years	328	484
5 Years	569	834
10 Years	1,260	1,824

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 67.1% of the average value of its portfolio.

PROSPECTUS	|	March 1, 2014	3

Calamos Growth Fund

Principal Investment Strategies

The Fund invests primarily in equity securities issued by U.S. companies. The Fund currently anticipates that substantially all of its portfolio will consist of securities of companies with large and mid-sized market capitalizations. The Fund’s investment adviser generally defines a large cap company to have a market capitalization in excess of $25 billion and a mid-sized company to have a market capitalization greater than $1 billion, up to $25 billion. The Fund may invest up to 25% of its net assets in foreign securities.

In pursuing its investment objective, the Fund seeks out securities that, in the investment adviser’s opinion, offer the best opportunities for growth. The Fund’s investment adviser typically considers the company’s financial soundness, earnings and cash flow forecast and quality of management. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

•

Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•

Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

•

Mid-Sized Company Risk — Mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The prices of mid-sized company stocks tend to be more volatile than prices of large company stocks.

•

Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

•

Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

•

Sector Risk — To the extent the Fund invests a significant portion of its assets in a particular sector, a greater portion of the Fund’s performance may be effected by the general business and economic conditions effecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result, returns from those sectors may trail returns from the overall stock market and it is possible that the Fund may underperform the broader market, or experience greater volatility.

4	CALAMOS FAMILY OF FUNDS

Calamos Growth Fund

Performance

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

CLASS I ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter:	21.30% (6.30.09)	Worst Quarter:	-28.38% (12.31.08)

Average Annual Total Returns as of 12.31.13

The following table shows how the Fund’s average annual performance (before and after taxes) for the one-, five- and ten-year periods ended December 31, 2013 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class I shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I.

PROSPECTUS	|	March 1, 2014	5

Calamos Growth Fund

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 12.31.13
	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEAR	TEN YEAR	SINCE INCEPTION
Class I	9.18.97
Load Adjusted Return Before Taxes		33.47%	19.67%	7.11%	11.61%
Load Adjusted Return After Taxes on Distributions		26.15%	17.95%	6.05%	10.08%
Load Adjusted Return After Taxes on Distributions and Sale of Fund Shares		24.45%	16.10%	5.86%	9.53%
Class R	3.1.07
Load Adjusted Return Before Taxes		32.78%	19.07%	—	5.77%
S&P 500 Index		32.39%	17.94%	7.41%	6.11%
Russell Midcap® Growth Index		35.74%	23.37%	9.77%	7.44%
Russell 3000® Growth Index		34.23%	20.56%	7.95%	5.26%

The Russell Midcap® Growth Index and Russell 3000® Growth Index measure the performance of those Russell Midcap® companies with higher price-to-book ratios and higher growth values. The Russell Midcap® Growth Index and Russell 3000® Growth Index are provided to show how the Fund’s performance compares with the returns of indices of securities similar to those in which the Fund invests.

Investment Adviser

Calamos Advisors LLC

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Global Co-CIO
Gary D. Black (Vice President)	1.5 years	EVP, Global Co-CIO
Nick Niziolek	1 year	SVP, Co-Portfolio Manager, Co-Head of Research
Jeff Scudieri	10 years	SVP, Co-Portfolio Manager, Co-Head of Research
Jon Vacko	10 years	SVP, Co-Portfolio Manager, Co-Head of Research
Dennis Cogan	1 year	SVP, Co-Portfolio Manager
John Hillenbrand	10 years	SVP, Co-Portfolio Manager
Steve Klouda	10 years	SVP, Co-Portfolio Manager

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Other Important Information Regarding Fund Shares” on page 71 of the prospectus.

6	CALAMOS FAMILY OF FUNDS

Calamos Opportunistic Value Fund

(formerly, Calamos Value Fund)

Investment Objective

Calamos Opportunistic Value Fund’s investment objective is long-term capital growth.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about the share classes is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 86 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 59 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS I	CLASS R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS I	CLASS R
Management Fees	1.00%	1.00%
Distribution and/or Service Fees (12b-1)	0.00%	0.50%
Other Expenses	0.28%	0.29%
Acquired Fund Operating Expenses (Estimated Indirect Expenses of Underlying Funds)[1]	0.01%	0.01%
Total Annual Operating Expenses	1.29%	1.80%
Expense Reimbursement[2]	(0.38)%	(0.39)%
Total Annual Operating Expenses After Reimbursement	0.91%	1.41%

1	“Acquired Fund Operating Expenses” include certain expenses incurred in connection with the Fund’s investment in Fidelity Prime Money Market Fund.

2	The Fund’s investment advisor has contractually agreed to reimburse Fund expenses through March 31, 2015 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) of Class I and Class R are limited to 0.90% and 1.40% of average net assets, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested and that the Fund’s operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, whether or not you redeemed your shares at the end of the period, your costs would be:

	I	R
1 Year	93	144
3 Years	368	526
5 Years	668	936
10 Years	1,520	2,082

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 250.3 of the average value of its portfolio.

PROSPECTUS	|	March 1, 2014	7

Calamos Opportunistic Value Fund

Principal Investment Strategies

The Fund anticipates that it will invest primarily in equity securities issued by U.S. companies. The Fund’s portfolio may include securities of well-established companies with large market capitalizations as well as small, unseasoned companies. The Fund’s investment adviser generally defines a large cap company to have a market capitalization in excess of $25 billion and a mid-sized company to have a market capitalization greater than $1 billion, up to $25 billion. Generally, a small cap company is defined by the investment adviser as having a market capitalization of up to $1 billion. The Fund may invest up to 25% of its net assets in foreign securities.

In pursuing its investment objective, the Fund seeks out stocks that, in the investment adviser’s opinion, are undervalued according to certain financial measurements of their intrinsic value (such as the present value of the company’s future free cash flow). The Fund’s investment adviser typically considers the company’s financial soundness, earnings and cash flow forecast and quality of management. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

•

Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•

Value Stock Risk — Value stocks involve the risk that they may never reach what the Fund’s investment adviser believes is their full market value. Additionally, because different types of stocks tend to shift in and out of favor depending on market conditions, a value fund’s performance may sometimes be higher or lower than that of other types of funds (such as those emphasizing growth stocks).

•

Small and Mid-Sized Company Risk — Small and mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The prices of small and mid-sized company stocks tend to be more volatile than prices of large company stocks.

•

Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

•

Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

•

Sector Risk — To the extent the Fund invests a significant portion of its assets in a particular sector, a greater portion of the Fund’s performance may be effected by the general business and economic conditions effecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result, returns from those sectors may trail returns from the overall stock market and it is possible that the Fund may underperform the broader market, or experience greater volatility.

•

Portfolio Turnover Risk — The portfolio managers may actively and frequently trade securities or other instruments in the Fund’s portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

8	CALAMOS FAMILY OF FUNDS

Calamos Opportunistic Value Fund

•

Options Risk — The Fund’s ability to close out its position as a purchaser or seller of an over-the-counter or exchange-listed put or call option is dependent, in part, upon the liquidity of the option market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund’s ability to utilize options successfully will depend on the ability of the Fund’s investment adviser to predict pertinent market movements, which cannot be assured.

Performance

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

CLASS I ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter:	24.26% (6.30.09)	Worst Quarter:	-23.08% (12.31.08)

Average Annual Total Returns as of 12.31.13

The following table shows how the Fund’s average annual performance (before and after taxes) for the one-, five- and ten-year periods ended December 31, 2013 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class I shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I.

PROSPECTUS	|	March 1, 2014	9

Calamos Opportunistic Value Fund

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 12.31.13
	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEAR	TEN YEAR	SINCE INCEPTION
Class I	3.1.02
Load Adjusted Return Before Taxes		31.82%	14.58%	6.11%	6.05%
Load Adjusted Return After Taxes on Distributions		27.65%	13.77%	5.48%	5.52%
Load Adjusted Return After Taxes on Distributions and Sale of Fund Shares		18.40%	11.44%	4.85%	4.86%
Class R	3.1.07
Load Adjusted Return Before Taxes		31.12%	14.01%	—	3.94%
Russell 1000® Value Index		32.53%	16.67%	7.58%	7.11%

Investment Adviser

Calamos Advisors LLC

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Global Co-CIO
Gary D. Black (Vice President)	1.5 years	EVP, Global Co-CIO
Jeff Miller	1.5 years	SVP, Co-Portfolio Manager
Ariel Fromer	1.5 years	VP, Co-Portfolio Manager
Tammy Miller	1.5 years	VP, Co-Portfolio Manager

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Other Important Information Regarding Fund Shares” on page 71 of the prospectus.

10	CALAMOS FAMILY OF FUNDS

Calamos Focus Growth Fund

Investment Objective

Calamos Focus Growth Fund’s investment objective is long-term capital growth.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about the share classes is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 86 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 59 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS I	CLASS R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS I	CLASS R
Management Fees	1.00%	1.00%
Distribution and/or Service Fees (12b-1)	0.00%	0.50%
Other Expenses	0.40%	0.40%
Total Annual Operating Expenses	1.40%	1.90%
Expense Reimbursement[1]	(0.50)%	(0.50)%
Total Annual Operating Expenses After Reimbursement	0.90%	1.40%

1	The Fund’s investment advisor has contractually agreed to reimburse Fund expenses through March 31, 2015 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) of Class I and Class R are limited to 0.90% and 1.40% of average net assets, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested and that the Fund’s operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, whether or not you redeemed your shares at the end of the period, your costs would be:

	I	R
1 Year	92	143
3 Years	390	544
5 Years	714	976
10 Years	1,632	2,178

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 89.0% of the average value of its portfolio.

PROSPECTUS	|	March 1, 2014	11

Calamos Focus Growth Fund

Principal Investment Strategies

The Fund invests primarily in equity securities issued by U.S. companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings) in “Blue Chip” companies. For this purpose, a Blue Chip company is one whose stock is included in the Standard & Poor’s 500 Stock Index or the Dow Jones Industrial Average or a company with a market capitalization of at least $2 billion, and that the Fund’s investment adviser believes is well established, well known and financially viable (usually with at least four consecutive quarters of as-reported earnings, excluding discontinued operations and extraordinary items). The Fund may invest up to 25% of its net assets in foreign securities.

In pursuing its investment objective, the Fund seeks out a portfolio that opportunistically blends “Blue Chip” growth and value companies, with a bias toward companies that, in the investment adviser’s opinion, offer the best opportunities for growth. The Fund’s investment adviser typically considers the company’s financial soundness, earnings and cash flow forecast and quality of management. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

•

Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•

Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

•

Value Stock Risk — Value stocks involve the risk that they may never reach what the underlying funds’ investment adviser believes is their full market value. Additionally, because different types of stocks tend to shift in and out of favor depending on market conditions, a value fund’s performance may sometimes be higher or lower than that of other types of funds (such as those emphasizing growth stocks).

•

Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

•

Forward Foreign Currency Contract Risk — Forward foreign currency contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) at a price set at the time of the contract. The Fund may not fully benefit from, or may lose money on, forward foreign currency transactions if changes in currency exchange rates do not occur as anticipated or do not correspond accurately to changes in the value of the Fund’s holdings.

•

Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

•

Sector Risk — To the extent the Fund invests a significant portion of its assets in a particular sector, a greater portion of the Fund’s performance may be effected by the general business and economic conditions effecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result, returns from those sectors may trail returns from the overall stock market and it is possible that the Fund may underperform the broader market, or experience greater volatility.

12	CALAMOS FAMILY OF FUNDS

Calamos Focus Growth Fund

•

Options Risk — The Fund’s ability to close out its position as a purchaser or seller of an over-the-counter or exchange-listed put or call option is dependent, in part, upon the liquidity of the option market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund’s ability to utilize options successfully will depend on the ability of the Fund’s investment adviser to predict pertinent market movements, which cannot be assured.

Performance

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

CLASS I ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter:	18.24% (6.30.09)	Worst Quarter:	-21.86% (12.31.08)

Average Annual Total Returns as of 12.31.13

The following table shows how the Fund’s average annual performance (before and after taxes) for the one-, five- and ten-year periods ended December 31, 2013 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class I shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I.

PROSPECTUS	|	March 1, 2014	13

Calamos Focus Growth Fund

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 12.31.13
	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEAR	TEN YEAR	SINCE INCEPTION
Class I	12.1.03
Load Adjusted Return Before Taxes		34.09%	16.91%	7.09%	7.10%
Load Adjusted Return After Taxes on Distributions		34.00%	16.85%	6.92%	6.94%
Load Adjusted Return After Taxes on Distributions and Sale of Fund Shares		19.38%	13.73%	5.78%	5.80%
Class R	3.1.07
Load Adjusted Return Before Taxes		33.41%	16.30%	—	5.95%
S&P 500 Index		32.39%	17.94%	7.41%	7.77%
Russell 1000® Growth Index		33.48%	20.39%	7.83%	8.00%

The Russell 1000® Growth Index measures the performance of those companies in the Russell 1000® Index with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Growth Index is provided to show how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests.

Investment Adviser

Calamos Advisors LLC

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Global Co-CIO
Gary D. Black (Vice President)	1.5 years	EVP, Global Co-CIO
Nick Niziolek	1 year	SVP, Co-Portfolio Manager, Co-Head of Research
Jeff Scudieri	since Fund’s inception	SVP, Co-Portfolio Manager, Co-Head of Research
Jon Vacko	since Fund’s inception	SVP, Co-Portfolio Manager, Co-Head of Research
Dennis Cogan	1 year	SVP, Co-Portfolio Manager
John Hillenbrand	since Fund’s inception	SVP, Co-Portfolio Manager
Steve Klouda	since Fund’s inception	SVP, Co-Portfolio Manager

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Other Important Information Regarding Fund Shares” on page 71 of the prospectus.

14	CALAMOS FAMILY OF FUNDS

Calamos Discovery Growth Fund

Investment Objective

Calamos Discovery Growth Fund’s investment objective is long-term capital growth.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about the share classes is available from your financial professional and under “Fund Facts — What classes of shares does the Fund offer?” on page 86 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 59 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS I	CLASS R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS I	CLASS R
Management Fees	1.00%	1.00%
Distribution and/or Service Fees (12b-1)	0.00%	0.50%
Other Expenses	0.44%	0.44%
Acquired Fund Operating Expenses (Estimated Indirect Expenses of Udnerlying Funds)[1]	0.03%	0.03%
Total Annual Operating Expenses	1.47%	1.97%
Expense Reimbursement[2]	(0.19)%	(0.19)%
Total Annual Operating Expenses After Reimbursement	1.28%	1.78%

1	“Acquired Fund Operating Expenses” include certain expenses incurred in connection with the Fund’s investment in Fidelity Prime Money Market Fund and Main Street Capital Corp.

2	The Fund’s investment advisor has contractually agreed to reimburse Fund expenses through March 31, 2015 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) of Class I and Class R are limited to 1.25% and 1.75% of average net assets, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested and that the Fund’s operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, whether or not you redeemed your shares at the end of the period, your costs would be:

	I	R
1 Year	130	181
3 Years	444	599
5 Years	782	1,044
10 Years	1,739	2,280

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 248.3% of the average value of its portfolio.

PROSPECTUS	|	March 1, 2014	15

Calamos Discovery Growth Fund

Principal Investment Strategies

The Fund will invest substantially all of its assets in a diversified portfolio of equity investments in small and mid-cap issuers with public stock market capitalizations within the range of the market capitalization of companies constituting the Russell 2500 Growth Index at the time of investment. The Fund may invest up to 25% of its net assets in foreign securities.

In pursuing its investment objective, the Fund seeks out securities that, in the investment adviser’s opinion, offer the best opportunities for growth. The Fund’s investment adviser typically considers the company’s financial soundness, earnings and cash flow forecast and quality of management. In addition, the Fund may engage in active and frequent trading of portfolio securities. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

•

Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•

Small and Mid-Sized Company Stock Risk — Small to mid-sized company stocks have historically been subject to greater investment risk than large company stock. The prices of small to mid-sized company stocks tend to be more volatile and less liquid than large company stocks. Small and mid-sized companies may have no or relatively short operating histories, or be newly formed public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

•

Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

•

Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in the U.S. markets.

•

Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

•

Portfolio Turnover Risk — The portfolio managers may actively and frequently trade securities or other instruments in the Fund’s portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

16	CALAMOS FAMILY OF FUNDS

Calamos Discovery Growth Fund

Performance

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

CLASS I ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter:	15.40% (3.31.11)	Worst Quarter:	-27.82% (9.30.11)

Average Annual Total Returns as of 12.31.13

The following table shows how the Fund’s average annual performance (before and after taxes) for the one-year period ended December 31, 2013 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class I shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I.

PROSPECTUS	|	March 1, 2014	17

Calamos Discovery Growth Fund

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 12.31.13
	INCEPTION DATE OF CLASS	ONE YEAR	SINCE INCEPTION
Class I	6.1.10
Load Adjusted Return Before Taxes		35.69%	14.52%
Load Adjusted Return After Taxes on Distributions		29.18%	12.94%
Load Adjusted Return After Taxes on Distributions and Sale of Fund Shares		21.34%	10.87%
Class R	6.1.10
Load Adjusted Return Before Taxes		34.99%	13.94%
Russell 2500® Growth Index		40.65%	21.81%

Investment Adviser

Calamos Advisors LLC

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Global Co-CIO
Gary D. Black (Vice President)	1.5 years	EVP, Global Co-CIO
David Kalis	1 year	VP, Co-Portfolio Manager
Michael Roesler	since March 1, 2014	VP, Co-Portfolio Manager

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Other Important Information Regarding Fund Shares” on page 71 of the prospectus.

18	CALAMOS FAMILY OF FUNDS

Calamos International Growth Fund

Investment Objective

Calamos International Growth Fund’s investment objective is long-term capital growth.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about the share classes is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 86 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 59 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS I	CLASS R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS I	CLASS R
Management Fees	0.98%	0.98%
Distribution and/or Service Fees (12b-1)	0.00%	0.50%
Other Expenses	0.25%	0.26%
Total Annual Operating Expenses	1.23%	1.74%
Expense Reimbursement[1]	(0.08)%	(0.09)%
Total Annual Operating Expenses After Reimbursement	1.15%	1.65%

1	The Fund’s investment advisor has contractually agreed to reimburse Fund expenses through March 31, 2015 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) of Class I and Class R are limited to 1.15% and 1.65% of average net assets, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested and that the Fund’s operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, whether or not you redeemed your shares at the end of the period, your costs would be:

	I	R
1 Year	117	168
3 Years	381	539
5 Years	666	935
10 Years	1,481	2,045

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 73.4% of the average value of its portfolio.

PROSPECTUS	|	March 1, 2014	19

Calamos International Growth Fund

Principal Investment Strategies

The Fund anticipates that under normal circumstances its investment adviser’s investment process will result in the Fund investing in an internationally diversified manner, with at least 40% of its assets in securities of foreign issuers. Although not a principal investment strategy, the Fund may invest in securities of issuers in emerging markets to a significant extent.

The Fund’s portfolio may include securities of well-established companies with large market capitalizations as well as small, unseasoned companies. The Fund’s investment adviser generally defines a large cap company to have a market capitalization in excess of $25 billion and a mid-sized company to have a market capitalization greater than $1 billion, up to $25 billion. Generally, a small cap company is defined by the investment adviser as having a market capitalization of up to $1 billion.

In pursuing its investment objective, the Fund seeks out securities that, in the investment adviser’s opinion, offer some of the best opportunities for growth. The Fund’s investment adviser typically considers the company’s financial soundness, earnings and cash flow forecast and quality of management. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

•

Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•

Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

•

Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

•

Emerging Markets Risk — Emerging market countries may have relatively unstable governments and economies based on only a few industries, which may cause greater instability. The value of emerging market securities will likely be particularly sensitive to changes in the economies of such countries. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

•

Small and Mid-Sized Company Risk — Small and mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The prices of small and mid-sized company stocks tend to be more volatile than prices of large company stocks.

•

Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

20	CALAMOS FAMILY OF FUNDS

Calamos International Growth Fund

Performance

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

CLASS I ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter:	29.12% (6.30.09)	Worst Quarter:	-26.31% (12.31.08)

Average Annual Total Returns as of 12.31.13

The following table shows how the Fund’s average annual performance (before and after taxes) for the one- and five-year periods ended December 31, 2013 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class I shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I.

PROSPECTUS	|	March 1, 2014	21

Calamos International Growth Fund

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 12.31.13
	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEAR	SINCE INCEPTION
Class I	3.16.05
Load Adjusted Return Before Taxes		14.43%	18.51%	9.15%
Load Adjusted Return After Taxes on Distributions		14.42%	18.56%	9.12%
Load Adjusted Return After Taxes on Distributions and Sale of Fund Shares		8.49%	15.22%	7.61%
Class R	3.1.07
Load Adjusted Return Before Taxes		13.85%	17.88%	5.57%
MSCI EAFE Growth Index		22.94%	13.21%	6.25%
MSCI ACWI ex US Growth Index		15.86%	13.28%	6.55%

The MSCI ACWI ex US Growth Index is designed to measure the equity market performance of companies outside of the United States with higher growth values in developed and emerging markets. The MSCI ACWI ex US Growth Index is provided to show how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests.

Investment Adviser

Calamos Advisors LLC

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Global Co-CIO
Gary D. Black (Vice President)	1.5 years	EVP, Global Co-CIO
Nick Niziolek	1 year	SVP, Co-Portfolio Manager, Co-Head of Research
Jeff Scudieri	since Fund’s inception	SVP, Co-Portfolio Manager, Co-Head of Research
Jon Vacko	since Fund’s inception	SVP, Co-Portfolio Manager, Co-Head of Research
Dennis Cogan	1 year	SVP, Co-Portfolio Manager
John Hillenbrand	since Fund’s inception	SVP, Co-Portfolio Manager
Steve Klouda	since Fund’s inception	SVP, Co-Portfolio Manager

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Other Important Information Regarding Fund Shares” on page 71 of the prospectus.

22	CALAMOS FAMILY OF FUNDS

Calamos Evolving World Growth Fund

Investment Objective

Calamos Evolving World Growth Fund’s investment objective is long-term capital growth.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about the share classes is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 86 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 59 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS I	CLASS R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS I	CLASS R
Management Fees	1.10%	1.10%
Distribution and/or Service Fees (12b-1)	0.00%	0.50%
Other Expenses	0.29%	0.29%
Total Annual Operating Expenses	1.39%	1.89%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested and that the Fund’s operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, whether or not you redeemed your shares at the end of the period, your costs would be:

	I	R
1 Year	142	192
3 Years	441	594
5 Years	761	1,021
10 Years	1,669	2,212

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 85.8% of the average value of its portfolio.

Principal Investment Strategies

The Fund anticipates that, under normal circumstances, the investment adviser’s process will result in the Fund investing in a globally diversified manner, with at least 40% of its assets in securities of foreign issuers. The Fund intends to invest at least 35% of its assets in equity, convertible or debt securities of issuers that are incorporated in emerging market countries. Under normal circumstances, the remaining assets will be invested primarily in (1) equity, convertible or debt securities of companies, regardless

PROSPECTUS	|	March 1, 2014	23

Calamos Evolving World Growth Fund

of where they are incorporated, if the Fund’s investment adviser determines that a significant portion (generally, 20% or more) of the assets or revenues of each such company is attributable to emerging market countries and (2) sovereign and agency debt of non-emerging market countries.

In pursuing its investment objective, the Fund seeks out securities that, in the investment adviser’s opinion, offer the best opportunities for growth. The Fund’s investment adviser typically considers the company’s financial soundness, earnings and cash flow forecast and quality of management. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

•

Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•

Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

•

Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

•

Emerging Markets Risk — Emerging market countries may have relatively unstable governments and economies based on only a few industries, which may cause greater instability. The value of emerging market securities will likely be particularly sensitive to changes in the economies of such countries. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

•

Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value.

•

Synthetic Convertible Instruments Risk — The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible instrument is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

•

Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

•

Interest Rate Risk — The value of fixed-income securities generally decreases in periods when interest rates are rising. In addition, interest rate changes typically have a greater effect on prices of longer-term fixed-income securities than shorter term fixed-income securities. Recent events in the fixed-income market may expose the Fund to heightened interest rate risk and volatility.

•

Credit Risk — An issuer of a fixed-income security could be downgraded or default. If the Fund holds securities that have been downgraded, or that default on payment, the Fund’s performance could be negatively affected.

24	CALAMOS FAMILY OF FUNDS

Calamos Evolving World Growth Fund

Performance

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

CLASS I ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter:	24.01% (6.30.09)	Worst Quarter:	-17.00% (9.30.11)

Average Annual Total Returns as of 12.31.13

The following table shows how the Fund’s average annual performance (before and after taxes) for the one- and five-year periods ended December 31, 2013 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class I shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I.

PROSPECTUS	|	March 1, 2014	25

Calamos Evolving World Growth Fund

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 12.31.13
	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEAR	SINCE INCEPTION
Class I	8.15.08
Load Adjusted Return Before Taxes		8.21%	15.21%	7.22%
Load Adjusted Return After Taxes on Distributions		8.00%	15.16%	7.12%
Load Adjusted Return After Taxes on Distributions and Sale of Fund Shares		4.95%	12.37%	5.73%
Class R	8.15.08
Load Adjusted Return Before Taxes		7.67%	14.63%	6.68%
MSCI Emerging Markets Index		-2.27%	15.15%	3.32%

Investment Adviser

Calamos Advisors LLC

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Global Co-CIO
Gary D. Black (Vice President)	1.5 years	EVP, Global Co-CIO
Nick Niziolek	1 year	SVP, Co-Portfolio Manager, Co-Head of Research
Jeff Scudieri	since Fund’s inception	SVP, Co-Portfolio Manager, Co-Head of Research
Jon Vacko	since Fund’s inception	SVP, Co-Portfolio Manager, Co-Head of Research
Dennis Cogan	1 year	SVP, Co-Portfolio Manager
John Hillenbrand	since Fund’s inception	SVP, Co-Portfolio Manager
Steve Klouda	since Fund’s inception	SVP, Co-Portfolio Manager
Eli Pars	since March 1, 2014	SVP, Co-Portfolio Manager

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Other Important Information Regarding Fund Shares” on page 71 of the prospectus.

26	CALAMOS FAMILY OF FUNDS

Calamos Global Equity Fund

Investment Objective

Calamos Global Equity Fund’s investment objective is long-term capital growth.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about the share classes is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 86 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 59 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS I	CLASS R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS I	CLASS R
Management Fees	0.98%	0.98%
Distribution and/or Service Fees (12b-1)	0.00%	0.50%
Other Expenses	0.22%	0.22%
Total Annual Operating Expenses	1.20%	1.70%
Expense Reimbursement[1]	(0.05)%	(0.05)%
Total Annual Operating Expenses After Reimbursement	1.15%	1.65%

1	The Fund’s investment advisor has contractually agreed to reimburse Fund expenses through March 31, 2015 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) of Class I and Class R are limited to 1.15% and 1.65% of average net assets, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested and that the Fund’s operating expenses remain the same. Although your actual Performance and costs may be higher or lower, based on these assumptions, whether or not you redeemed your shares at the end of the period, your costs would be:

	I	R
1 Year	117	168
3 Years	376	530
5 Years	655	918
10 Years	1,450	2,004

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 75.3% of the average value of its portfolio.

PROSPECTUS	|	March 1, 2014	27

Calamos Global Equity Fund

Principal Investment Strategies

The Fund invests primarily in a globally-diversified portfolio of equity securities. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings) in equity securities, including convertible securities convertible into equity securities.

The Fund’s portfolio may include securities of well-established companies with large market capitalizations as well as small, unseasoned companies. The Fund’s investment adviser generally defines a large cap company to have a market capitalization in excess of $25 billion and a mid-sized company to have a market capitalization greater than $1 billion, up to $25 billion. Generally, a small cap company is defined by the investment adviser as having a market capitalization of up to $1 billion.

The Fund anticipates that, under normal circumstances, the investment adviser’s process will result in the Fund investing in a globally diversified manner, with at least 40% of its assets in securities of foreign issuers. Although not a principal investment strategy, the Fund may invest in securities of issuers in emerging markets to a significant extent.

In its fundamental analysis, the Fund’s investment adviser typically considers the company’s financial soundness, earnings and cash flow forecast and quality of management. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

•

Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•

Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

•

Value Stock Risk — Value stocks involve the risk that they may never reach what the Fund’s investment adviser believes is their full market value. Additionally, because different types of stocks tend to shift in and out of favor depending on market conditions, a value fund’s performance may sometimes be higher or lower than that of other types of funds (such as those emphasizing growth stocks).

•

Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

•

Forward Foreign Currency Contract Risk — Forward foreign currency contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) at a price set at the time of the contract. The Fund may not fully benefit from, or may lose money on, forward foreign currency transactions if changes in currency exchange rates do not occur as anticipated or do not correspond accurately to changes in the value of the Fund’s holdings.

•

Emerging Markets Risk — Emerging market countries may have relatively unstable governments and economies based on only a few industries, which may cause greater instability. The value of emerging market securities will likely be particularly sensitive to changes in the economies of such countries. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

28	CALAMOS FAMILY OF FUNDS

Calamos Global Equity Fund

•

Small and Mid-Sized Company Risk — Small and mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The prices of small and mid-sized company stocks tend to be more volatile than prices of large company stocks.

•

Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Performance

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

CLASS I ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter:	23.96% (6.30.09)	Worst Quarter:	-23.47% (12.31.08)

Average Annual Total Returns as of 12.31.13

The following table shows how the Fund’s average annual performance (before and after taxes) for the one- and five-year periods ended December 31, 2013 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class I shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I.

PROSPECTUS	|	March 1, 2014	29

Calamos Global Equity Fund

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 12.31.13
	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEAR	SINCE INCEPTION
Class I	3.1.07
Load Adjusted Return Before Taxes		19.79%	19.80%	7.96%
Load Adjusted Return After Taxes on Distributions		19.03%	19.63%	7.63%
Load Adjusted Return After Taxes on Distributions and Sale of Fund Shares		11.79%	16.19%	6.24%
Class R	3.1.07
Load Adjusted Return Before Taxes		19.12%	19.17%	7.40%
MSCI World Index		27.37%	15.68%	4.52%
MSCI ACWI Growth Index		23.62%	16.52%	5.48%

The MSCI ACWI Growth Index is designed to measure the equity market performance of companies with higher growth values in developed and emerging markets. The MSCI ACWI Growth Index is provided to show how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests.

Investment Adviser

Calamos Advisors LLC

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Global Co-CIO
Gary D. Black (Vice President)	1.5 years	EVP, Global Co-CIO
Nick Niziolek	1 year	SVP, Co-Portfolio Manager, Co-Head of Research
Jeff Scudieri	since Fund’s inception	SVP, Co-Portfolio Manager, Co-Head of Research
Jon Vacko	since Fund’s inception	SVP, Co-Portfolio Manager, Co-Head of Research
Dennis Cogan	1 year	SVP, Co-Portfolio Manager
John Hillenbrand	since Fund’s inception	SVP, Co-Portfolio Manager
Steve Klouda	since Fund’s inception	SVP, Co-Portfolio Manager

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Other Important Information Regarding Fund Shares” on page 71 of the prospectus.

30	CALAMOS FAMILY OF FUNDS

Calamos Growth and Income Fund

Investment Objective

Calamos Growth and Income Fund’s investment objective is high long-term total return through growth and current income.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about the share classes is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 86 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 59 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS I	CLASS R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS I	CLASS R
Management Fees	0.67%	0.67%
Distribution and/or Service Fees (12b-1)	0.00%	0.50%
Other Expenses	0.17%	0.18%
Total Annual Operating Expenses	0.84%	1.35%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested and that the Fund’s operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, whether or not you redeemed your shares at the end of the period, your costs would be:

	I	R
1 Year	86	137
3 Years	268	427
5 Years	466	739
10 Years	1,038	1,623

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 59.5% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in a diversified portfolio of convertible, equity and fixed-income securities of U.S. companies without regard to market capitalization. In pursuing its investment objective, the Fund attempts to utilize these different types of securities to strike, in the investment adviser’s opinion, the appropriate balance between risk and reward in terms of growth and income.

PROSPECTUS	|	March 1, 2014	31

Calamos Growth and Income Fund

The Fund attempts to keep a consistent balance between risk and reward over the course of different market cycles, through various combinations of stocks, bonds and/or convertible securities, to achieve what the Fund’s investment adviser believes to be an appropriate blend for the then-current market. As the market environment changes, portfolio securities may change in an attempt to achieve a relatively consistent risk level over time. At some points in a market cycle, one type of security may make up a substantial portion of the portfolio, while at other times certain securities may have minimal or no representation, depending on market conditions. The average term to maturity of the convertible and fixed-income securities purchased by the Fund will typically range from two to ten years. Interest rate changes normally have a greater effect on prices of longer-term bonds than shorter-term bonds. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes. Consistent with the Fund’s investment objective and principal investment strategies the Fund’s investment adviser views the strategies as low volatility equity strategies and attempts to achieve equity-like returns with lower than equity market risk by managing a portfolio that it believes will exhibit less volatility over full market cycles.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

•

Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value.

•

Synthetic Convertible Instruments Risk — The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible instrument is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

•

Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•

Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

•

Small and Mid-Sized Company Risk — Small and mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The prices of small and mid-sized company stocks tend to be more volatile than prices of large company stocks.

•

Interest Rate Risk — The value of fixed-income securities generally decreases in periods when interest rates are rising. In addition, interest rate changes typically have a greater effect on prices of longer-term fixed-income securities than shorter- term fixed-income securities. Recent events in the fixed-income market may expose the Fund to heightened interest rate risk and volatility.

•

Credit Risk — An issuer of a fixed-income security could be downgraded or default. If the Fund holds securities that have been downgraded, or that default on payment, the Fund’s performance could be negatively affected.

•

Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

32	CALAMOS FAMILY OF FUNDS

Calamos Growth and Income Fund

•

High Yield Risk — High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

•

Forward Foreign Currency Contract Risk — Forward foreign currency contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) at a price set at the time of the contract. The Fund may not fully benefit from, or may lose money on, forward foreign currency transactions if changes in currency exchange rates do not occur as anticipated or do not correspond accurately to changes in the value of the Fund’s holdings.

•

Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Performance

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

CLASS I ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter:	15.19% (9.30.09)	Worst Quarter:	-14.65% (12.31.08)

Average Annual Total Returns as of 12.31.13

The following table shows how the Fund’s average annual performance (before and after taxes) for the one-, five- and ten-year periods ended December 31, 2013 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class I shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I.

PROSPECTUS	|	March 1, 2014	33

Calamos Growth and Income Fund

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 12.31.13
	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEAR	TEN YEAR	SINCE INCEPTION
Class I	9.18.97
Load Adjusted Return Before Taxes		17.05%	14.34%	6.89%	9.86%
Load Adjusted Return After Taxes on Distributions		14.03%	13.19%	5.83%	8.25%
Load Adjusted Return After Taxes on Distributions and Sale of Fund Shares		12.00%	11.49%	5.51%	7.75%
Class R	3.1.07
Load Adjusted Return Before Taxes		16.49%	13.77%	—	5.49%
S&P 500 Index		32.39%	17.94%	7.41%	6.11%
BofA Merrill Lynch All U.S. Convertibles EX Mandatory Index		25.00%	18.83%	7.25%	7.30%

The BofA Merrill Lynch All U.S. Convertibles EX Mandatory Index represents the U.S. convertible market excluding mandatory convertibles. The BofA Merrill Lynch All U.S. Convertibles EX Mandatory Index is provided to show how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests.

Investment Adviser

Calamos Advisors LLC

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Global Co-CIO
Gary D. Black (Vice President)	1.5 years	EVP, Global Co-CIO
Nick Niziolek	1 year	SVP, Co-Portfolio Manager, Co-Head of Research
Jeff Scudieri	10 years	SVP, Co-Portfolio Manager, Co-Head of Research
Jon Vacko	10 years	SVP, Co-Portfolio Manager, Co-Head of Research
Dennis Cogan	1 year	SVP, Co-Portfolio Manager
John Hillenbrand	10 years	SVP, Co-Portfolio Manager
Steve Klouda	10 years	SVP, Co-Portfolio Manager
Eli Pars	since August 5, 2013	SVP, Co-Portfolio Manager

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Other Important Information Regarding Fund Shares” on page 71 of the prospectus.

34	CALAMOS FAMILY OF FUNDS

Calamos Global Growth and Income Fund

Investment Objective

Calamos Global Growth and Income Fund’s investment objective is high long-term total return through capital appreciation and current income.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about the share classes is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 86 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 59 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS I	CLASS R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS I	CLASS R
Management Fees	0.97%	0.97%
Distribution and/or Service Fees (12b-1)	0.00%	0.50%
Other Expenses	0.18%	0.19%
Total Annual Operating Expenses	1.15%	1.66%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested and that the Fund’s operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, whether or not you redeemed your shares at the end of the period, your costs would be:

	I	R
1 Year	117	169
3 Years	365	523
5 Years	632	901
10 Years	1,398	1,965

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 48.2 % of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in a globally-diversified portfolio of convertible, equity and fixed-income securities without regard to market capitalization. In pursuing its investment objective, the Fund attempts to utilize these different types of securities to strike, in the investment adviser’s opinion, the appropriate balance between risk and reward in terms of growth and income.

PROSPECTUS	|	March 1, 2014	35

Calamos Global Growth and Income Fund

The Fund anticipates that under normal circumstances its investment adviser’s investment process will result in the Fund investing in an internationally-diversified manner, with at least 40% of its assets in securities of foreign issuers. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes. Consistent with the Fund’s investment objective and principal investment strategies the Fund’s investment adviser views the strategies as low volatility equity strategies and attempts to achieve equity-like returns with lower than equity market risk by managing a portfolio that it believes will exhibit less volatility over full market cycles.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

•

Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value.

•

Synthetic Convertible Instruments Risk — The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible instrument is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

•

Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

•

Emerging Markets Risk — Emerging market countries may have relatively unstable governments and economies based on only a few industries, which may cause greater instability. The value of emerging market securities will likely be particularly sensitive to changes in the economies of such countries. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

•

Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•

Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

•

Interest Rate Risk — The value of fixed-income securities generally decreases in periods when interest rates are rising. In addition, interest rate changes typically have a greater effect on prices of longer-term fixed-income securities than shorter- term fixed-income securities. Recent events in the fixed-income market may expose the Fund to heightened interest rate risk and volatility.

•

Credit Risk — An issuer of a fixed-income security could be downgraded or default. If the Fund holds securities that have been downgraded, or that default on payment, the Fund’s performance could be negatively affected.

•

High Yield Risk — High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

36	CALAMOS FAMILY OF FUNDS

Calamos Global Growth and Income Fund

•

Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

•

Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

Performance

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

CLASS I ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter:	14.13% (6.30.09)	Worst Quarter:	-14.45% (12.31.08)

Average Annual Total Returns as of 12.31.13

The following table shows how the Fund’s average annual performance (before and after taxes) for the one-, five- and ten-year periods ended December 31, 2013 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class I shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

PROSPECTUS	|	March 1, 2014	37

Calamos Global Growth and Income Fund

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 12.31.13
	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEAR	TEN YEAR	SINCE INCEPTION
Class I	9.18.97
Load Adjusted Return Before Taxes		13.19%	12.48%	7.39%	7.94%
Load Adjusted Return After Taxes on Distributions		8.27%	11.24%	6.43%	6.73%
Load Adjusted Return After Taxes on Distributions and Sale of Fund Shares		10.86%	9.93%	5.95%	6.28%
Class R	3.1.07
Load Adjusted Return Before Taxes		12.72%	11.90%	—	4.08%
MSCI ACWI Index		23.44%	15.53%	7.72%	5.76%
MSCI World Index		27.37%	15.68%	7.56%	5.74%

The MSCI World Index is designed to measure the equity market performance of developed markets. The MSCI World Index is provided to show how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests.

Investment Adviser

Calamos Advisors LLC

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Global Co-CIO
Gary D. Black (Vice President)	1.5 years	EVP, Global Co-CIO
Nick Niziolek	1 year	SVP, Co-Portfolio Manager, Co-Head of Research
Jeff Scudieri	10 years	SVP, Co-Portfolio Manager, Co-Head of Research
Jon Vacko	10 years	SVP, Co-Portfolio Manager, Co-Head of Research
Dennis Cogan	1 year	SVP, Co-Portfolio Manager
John Hillenbrand	10 years	SVP, Co-Portfolio Manager
Steve Klouda	10 years	SVP, Co-Portfolio Manager
Eli Pars	since August 5, 2013	SVP, Co-Portfolio Manager
Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Other Important Information Regarding Fund Shares” on page 71 of the prospectus.

38	CALAMOS FAMILY OF FUNDS

Calamos Convertible Fund

Investment Objective

Calamos Convertible Fund’s primary objective is current income, with growth as its secondary objective.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about the share classes is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 86 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 59 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS I	CLASS R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS I	CLASS R
Management Fees	0.71%	0.71%
Distribution and/or Service Fees (12b-1)	0.00%	0.50%
Other Expenses	0.16%	0.16%
Total Annual Operating Expenses	0.87%	1.37%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested and that the Fund’s operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, whether or not you redeemed your shares at the end of the period, your costs would be:

	I	R
1 Year	89	139
3 Years	277	434
5 Years	481	750
10 Years	1,072	1,647

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 73.1% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests mainly in a diversified portfolio of convertible securities issued by both U.S. and foreign companies without regard to market capitalization. These convertible securities may be either debt securities or preferred stocks that can be exchanged for common stock. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings) in convertible securities. The average term to maturity of the convertible securities purchased by the Fund will typically range from two to ten years.

PROSPECTUS	|	March 1, 2014	39

Calamos Convertible Fund

The Fund may invest up to 25% of its net assets in foreign securities, but generally will invest approximately 5% to 15% of net assets in foreign securities.

In analyzing the appreciation potential of the underlying common stock and the default risk of the convertible security, the Fund generally considers the issuer’s financial soundness, ability to make interest and dividend payments, earnings and cash flow forecast and quality of management. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top- down approach” of diversification by company and industry and focusing on macro-level investment themes. Consistent with the Fund’s investment objective and principal investment strategies the Fund’s investment adviser views the strategies as low volatility equity strategies and attempts to achieve equity-like returns with lower than equity market risk by managing a portfolio that it believes will exhibit less volatility over full market cycles.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objectives. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

•

Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value.

•

Synthetic Convertible Instruments Risk — The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible instrument is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

•

Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

•

Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•

Interest Rate Risk — The value of fixed-income securities generally decreases in periods when interest rates are rising. In addition, interest rate changes typically have a greater effect on prices of longer-term fixed-income securities than shorter- term fixed-income securities. Recent events in the fixed-income market may expose the Fund to heightened interest rate risk and volatility.

•

Credit Risk — An issuer of a fixed-income security could be downgraded or default. If the Fund holds securities that have been downgraded, or that default on payment, the Fund’s performance could be negatively affected.

•

High Yield Risk — High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

•

Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

•

Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advanta- geous time or price.

40	CALAMOS FAMILY OF FUNDS

Calamos Convertible Fund

Performance

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

CLASS I ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter:	14.12% (9.30.09)	Worst Quarter:	-12.12% (12.31.08)

Average Annual Total Returns as of 12.31.13

The following table shows how the Fund’s average annual performance (before and after taxes) for the one-, five- and ten-year periods ended December 31, 2013 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class I shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

PROSPECTUS	|	March 1, 2014	41

Calamos Convertible Fund

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 12.31.13
	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEAR	TEN YEAR	SINCE INCEPTION
Class I	6.25.97
Load Adjusted Return Before Taxes		20.71%	12.90%	6.20%	8.21%
Load Adjusted Return After Taxes on Distributions		16.54%	10.76%	4.18%	6.07%
Load Adjusted Return After Taxes on Distributions and Sale of Fund Shares		12.93%	10.10%	4.55%	6.10%
Class R	3.1.07
Load Adjusted Return Before Taxes		20.11%	12.34%	—	5.61%
BofA Merrill Lynch All US Convertibles Index		24.92%	18.85%	7.13%	7.50%
S&P 500 Index		32.39%	17.94%	7.41%	6.46%
Value Line Convertible Index		22.41%	19.90%	8.92%	7.12%

The S&P 500 Index is generally considered to be representative of the U.S. stock market. The Value Line Convertible Index measures convertible bond asset class performance. The S&P 500 Index and the Value Line Convertible Index are provided to show how the Fund’s performance compares with the returns of indices of securities similar to those in which the Fund invests.

Investment Adviser

Calamos Advisors LLC

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Global Co-CIO
Gary D. Black (Vice President)	1.5 years	EVP, Global Co-CIO
Nick Niziolek	1 year	SVP, Co-Portfolio Manager, Co-Head of Research
Jeff Scudieri	10 years	SVP, Co-Portfolio Manager, Co-Head of Research
Jon Vacko	10 years	SVP, Co-Portfolio Manager, Co-Head of Research
Dennis Cogan	1 year	SVP, Co-Portfolio Manager
John Hillenbrand	10 years	SVP, Co-Portfolio Manager
Steve Klouda	10 years	SVP, Co-Portfolio Manager
Eli Pars	since June 7, 2013	SVP, Co-Portfolio Manager

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Other Important Information Regarding Fund Shares” on page 71 of the prospectus.

42	CALAMOS FAMILY OF FUNDS

Calamos Total Return Bond Fund

Investment Objective

Calamos Total Return Bond Fund’s investment objective is to seek total return, consistent with preservation of capital and prudent investment management.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about the share classes is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 86 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 59 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS I	CLASS R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS I	CLASS R
Management Fees	0.55%	0.55%
Distribution and/or Service Fees (12b-1)	0.00%	0.50%
Other Expenses	0.19%	0.19%
Total Annual Operating Expenses	0.74%	1.24%
Expense Reimbursement[1]	(0.09)%	(0.09)%
Total Annual Operating Expenses After Reimbursement	0.65%	1.15%

1	The Fund’s investment advisor has contractually agreed to reimburse Fund expenses through March 31, 2015 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) of Class I and Class R are limited to 0.65% and 1.15% of average net assets, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested and that the Fund’s operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, whether or not you redeemed your shares at the end of the period, your costs would be:

	I	R
1 Year	66	117
3 Years	226	383
5 Years	401	671
10 Years	908	1,491

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32.5% of the average value of its portfolio.

PROSPECTUS	|	March 1, 2014	43

Calamos Total Return Bond Fund

Principal Investment Strategies

The Fund seeks total return through income earned on the Fund’s investments, plus capital appreciation. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings) in a diversified portfolio of fixed-income instruments of varying maturities, including derivative instruments with economic characteristics similar to fixed-income instruments. The fixed-income instruments in which the Fund may invest include: securities issued by the U.S. Government, its agencies or government-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-related and other asset-backed securities; and obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises. The Fund may invest all of its assets in derivative instruments to gain or reduce exposure to particular securities or segments of the fixed-income markets.

The Fund’s dollar-weighted average portfolio duration (a measure of the approximate sensitivity of a fixed-income instrument’s value to changes in interest rate) normally varies within a range of three to six years based on the interest rate forecast of the Fund’s investment adviser. The Fund may invest up to 25% of its net assets in high yield debt securities, often referred to as “junk bonds.” Junk bonds are securities rated BB or lower by S&P, or Ba or lower by Moody’s or securities that are not rated but are considered by the Fund’s investment adviser to be of similar quality. The Fund may not acquire debt securities that are rated lower than C. The Fund may invest up to 35% of its net assets in foreign securities.

The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

•

Interest Rate Risk — The value of fixed-income securities generally decreases in periods when interest rates are rising. In addition, interest rate changes typically have a greater effect on prices of longer-term fixed-income securities than shorter- term fixed-income securities. Recent events in the fixed-income market may expose the Fund to heightened interest rate risk and volatility.

•

Credit Risk — An issuer of a fixed-income security could be downgraded or default. If the Fund holds securities that have been downgraded, or that default on payment, the Fund’s performance could be negatively affected.

•

High Yield Risk — High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

•

Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advanta- geous time or price.

•

Mortgage-related and Other Asset-backed Securities Risk — In addition to general fixed-income instrument risks, mortgage-related and asset-backed securities are subject to extension risk and prepayment risk.

•

Extension Risk — Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility.

•

Prepayment Risk — When interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities because borrowers may pay off their mortgages sooner than expected. In addition, the potential impact of prepayment on the price of asset-backed and mortgage-backed securities may be difficult to predict and result in greater volatility.

44	CALAMOS FAMILY OF FUNDS

Calamos Total Return Bond Fund

•

U.S. Government Security Risk — Some securities issued by U.S. Government agencies or government-sponsored enter- prises are not backed by the full faith and credit of the U.S. and may only be supported by the right of the agency or enterprise to borrow from the U.S. Treasury. There can be no assurance that the U.S. Government will always provide financial support to those agencies or enterprises.

•

Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

•

Non-U.S. Government Obligation Risk — An investment in debt obligations of non-U.S. governments and their political subdivisions involves special risks that are not present in corporate debt obligations. The non-U.S. issuer of the sovereign debt or the non-U.S. governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt may be more volatile than prices of debt obligations of U.S. issuers.

•

Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Performance

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

CLASS I ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter:	5.94% (12.31.08)	Worst Quarter:	-2.08% (6.30.08)

Average Annual Total Returns as of 12.31.123

The following table shows how the Fund’s average annual performance (before and after taxes) for the one- and five-year periods ended December 31, 2013 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class I shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

PROSPECTUS	|	March 1, 2014	45

Calamos Total Return Bond Fund

The after-tax returns are shown only for Class I shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 12.31.13
	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEAR	SINCE INCEPTION
Class I	6.27.07
Load Adjusted Return Before Taxes		0.43%	4.57%	5.40%
Load Adjusted Return After Taxes on Distributions		-1.74%	2.95%	3.76%
Load Adjusted Return After Taxes on Distributions and Sale of Fund Shares		0.32%	2.96%	3.61%
Class R	6.27.07
Load Adjusted Return Before Taxes		-0.07%	4.05%	4.87%
Barclays Capital U.S. Aggregate Bond Index		-2.02%	4.44%	5.17%

Investment Adviser

Calamos Advisors LLC

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Global Co-CIO
Gary D. Black (Vice President)	1.5 years	EVP, Global Co-CIO
John Hillenbrand	5 years	SVP, Co-Portfolio Manager
Jeremy Hughes	since August 5, 2013	SVP, Co-Portfolio Manager
Steve Klouda	5 years	SVP, Co-Portfolio Manager
Christopher Langs	since August 5, 2013	SVP, Co-Portfolio Manager
Eli Pars	since March 1, 2014	SVP, Co-Portfolio Manager

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Other Important Information Regarding Fund Shares” on page 71 of the prospectus.

46	CALAMOS FAMILY OF FUNDS

Calamos High Income Fund

Investment Objective

Calamos High Income Fund’s primary objective is the highest level of current income obtainable with reasonable risk. Its secondary objective is capital gain, where consistent with the Fund’s primary objective.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about the share classes is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 86 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 59 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS I	CLASS R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS I	CLASS R
Management Fees	0.75%	0.75%
Distribution and/or Service Fees (12b-1)	0.00%	0.50%
Other Expenses	0.18%	0.18%
Total Annual Operating Expenses	0.93%	1.43%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested and that the Fund’s operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, whether or not you redeemed your shares at the end of the period, your costs would be:

	I	R
1 Year	95	146
3 Years	297	453
5 Years	515	782
10 Years	1,144	1,714

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 55.1% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in a diversified portfolio of high yield fixed-income securities (often referred to as “junk bonds”) issued by both U.S. and foreign companies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings) in high yield fixed-income securities.

PROSPECTUS	|	March 1, 2014	47

Calamos High Income Fund

The high yield fixed-income securities in which the Fund intends to invest have lower credit ratings than investment grade securities (those rated BBB or higher by S&P, or Baa or higher by Moody’s). However, junk bonds typically offer a significantly higher yield, as well as greater risks, than investment grade securities. S&P’s and Moody’s ratings are used only as preliminary indicators of investment quality. The Fund also uses its own credit research and analysis. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry sector, country and currency and focusing on macro-level investment themes.

The Fund may invest in both convertible and non-convertible high yield bonds, and each shall be considered high yield fixed- income securities for purposes of the Fund’s policy of investing at least 80% of its net assets (plus any borrowings) in junk bonds. Convertible debt securities are exchangeable for equity securities of the issuer at a predetermined price, and typically offer greater appreciation potential than non-convertible debt securities.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objectives. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

•

High Yield Risk — High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

•

Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value.

•

Synthetic Convertible Instruments Risk — The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible instrument is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

•

Interest Rate Risk — The value of fixed-income securities generally decreases in periods when interest rates are rising. In addition, interest rate changes typically have a greater effect on prices of longer-term fixed-income securities than shorter- term fixed-income securities. Recent events in the fixed-income market may expose the Fund to heightened interest rate risk and volatility.

•

Credit Risk — An issuer of a fixed-income security could be downgraded or default. If the Fund holds securities that have been downgraded, or that default on payment, the Fund’s performance could be negatively affected.

•

Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

•

Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

•

Foreign Securities Risk — There are special risks associated with investing in foreign securities that are not typically associated with investing in U.S. companies. These risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country. Other risks of investing in foreign securities include: less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity in foreign markets than in U.S. markets.

48	CALAMOS FAMILY OF FUNDS

Calamos High Income Fund

Performance

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

CLASS I ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter:	16.78% (6.30.09)	Worst Quarter:	-17.42% (12.31.08)

Average Annual Total Returns as of 12.31.13

The following table shows how the Fund’s average annual performance (before and after taxes) for the one-and five-year periods ended December 31, 2013 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class I shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

PROSPECTUS	|	March 1, 2014	49

Calamos High Income Fund

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 12.31.13
	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEAR	TEN YEAR	SINCE INCEPTION
Class I	3.1.02
Load Adjusted Return Before Taxes		6.38%	15.07%	6.79%	7.71%
Load Adjusted Return After Taxes on Distributions		3.37%	12.32%	4.22%	5.14%
Load Adjusted Return After Taxes on Distributions and Sale of Fund Shares		3.97%	11.07%	4.40%	5.15%
Class R	3.1.07
Load Adjusted Return Before Taxes		5.86%	14.53%	—	5.67%
Credit Suisse High Yield Index		7.54%	18.08%	8.35%	9.52%
BofA Merrill Lynch BB-B US High Yield Constrained Index		6.31%	16.46%	7.73%	8.50%

The BofA Merrill Lynch BB-B US High Yield Constrained Index contains all of the securities included in The BofA Merrill Lynch US High Yield Index rated BB1 through B3, based on an average rating by Moody’s, S&P, and Fitch, but caps issuer exposure at 2%. The BofA Merrill Lynch BB-B US High Yield Constrained Index is provided to show how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests.

Investment Adviser

Calamos Advisors LLC

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Global Co-CIO
Gary D. Black (Vice President)	1.5 years	EVP, Global Co-CIO
John Hillenbrand	10 years	SVP, Co-Portfolio Manager
Jeremy Hughes	since August 5, 2013	SVP, Co-Portfolio Manager
Steve Klouda	10 years	SVP, Co-Portfolio Manager
Christopher Langs	since August 5, 2013	SVP, Co-Portfolio Manager
Eli Pars	since March 1, 2014	SVP, Co-Portfolio Manager

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Other Important Information Regarding Fund Shares” on page 71 of the prospectus.

50	CALAMOS FAMILY OF FUNDS

Calamos Market Neutral Income Fund

Investment Objective

Calamos Market Neutral Income Fund’s investment objective is high current income consistent with stability of principal.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about the share classes is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 86 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 59 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS I	CLASS R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS I	CLASS R
Management Fees	0.68%	0.68%
Distribution and/or Service Fees (12b-1)	0.00%	0.50%
Other Expenses	0.18%	0.19%
Dividend Expense on Short Positions	0.14%	0.15%
Acquired Fund Operating Expenses (Estimated Indirect Expenses of Underlying Funds)[1]	0.02%	0.02%
Total Annual Operating Expenses	1.02%	1.54%

1	“Acquired Fund Operating Expenses” include certain expenses incurred in connection with the Fund’s investment in Fidelity Prime Money Market Fund and SPDR Gold Shares.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested and that the Fund’s operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, whether or not you redeemed your shares at the end of the period, your costs would be:

	I	R
1 Year	104	157
3 Years	324	487
5 Years	563	839
10 Years	1,247	1,835

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 110.6% of the average value of its portfolio.

PROSPECTUS	|	March 1, 2014	51

Calamos Market Neutral Income Fund

Principal Investment Strategies

The Fund’s investment strategy can be characterized as “market neutral” because it seeks to achieve maximum current income while maintaining a low correlation to the fluctuations of the U.S. equity market as a whole. The Fund invests (i) equities (ii) convertible securities of U.S. companies without regard to market capitalization and (iii) employs short selling to enhance income and hedge against market risk. The convertible securities in which the Fund invests may be either debt securities or preferred stocks that can be exchanged for common stock. The average term to maturity of the convertible securities purchased by the Fund will typically range from two to ten years.

The Fund may seek to generate income from option premiums by writing (selling) options. This would include the use of both call and put options. The Fund may write call options (i) on a portion of the equity securities (including securities that are convertible into equity securities) in the Fund’s portfolio and (ii) on broad-based securities indexes (such as the S&P 500 or MSCI EAFE) or ETFs (exchange traded funds).

In addition, to seek to offset some of the risk of a potential decline in value of certain long positions, the Fund may also purchase put options on individual securities, broad-based securities indexes (such as the S&P 500) or ETFs.

The Fund may invest without limit in high yield fixed-income securities (often referred to as “junk bonds”). In addition, the Fund may engage in active and frequent trading of portfolio securities. The Fund’s investment adviser seeks to lower the risks of investing in securities by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

•

Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•

Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value.

•

Synthetic Convertible Instruments Risk — The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible instrument is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

•

Convertible Hedging Risk — If the market price of the underlying common stock increases above the conversion price on a convertible security, the price of the convertible security will increase. The Fund’s increased liability on any outstanding short position would, in whole or in part, reduce this gain.

•

Covered Call Writing Risk — As the writer of a covered call option on a security, the Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security, covering the call option above the sum of the premium and the exercise price of the call.

•

Options Risk — The Fund’s ability to close out its position as a purchaser or seller of an over-the-counter or exchange-listed put or call option is dependent, in part, upon the liquidity of the option market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given

52	CALAMOS FAMILY OF FUNDS

Calamos Market Neutral Income Fund

transaction not to achieve its objectives. The Fund’s ability to utilize options successfully will depend on the ability of the Fund’s investment adviser to predict pertinent market movements, which cannot be assured.

•

Short Sale Risk — The Fund may incur a loss (without limit) as a result of a short sale if the market value of the borrowed security increases between the date of the short sale and the date the Fund replaces the security. The Fund may be unable to repurchase the borrowed security at a particular time or at an acceptable price.

•

Interest Rate Risk — The value of fixed-income securities generally decreases in periods when interest rates are rising. In addition, interest rate changes typically have a greater effect on prices of longer-term fixed-income securities than shorter- term fixed-income securities. Recent events in the fixed-income market may expose the Fund to heightened interest rate risk and volatility.

•

Credit Risk — An issuer of a fixed-income security could be downgraded or default. If the Fund holds securities that have been downgraded, or that default on payment, the Fund’s performance could be negatively affected.

•

High Yield Risk — High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

•

Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

•

Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

•

Portfolio Turnover Risk — The portfolio managers may actively and frequently trade securities or other instruments in the Fund’s portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Performance

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

CLASS I ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter:	8.12% (6.30.09)	Worst Quarter:	-6.66% (12.31.08)

PROSPECTUS	|	March 1, 2014	53

Calamos Market Neutral Income Fund

Average Annual Total Returns as of 12.31.13

The following table shows how the Fund’s average annual performance (before and after taxes) for the one-, five- and ten-year periods ended December 31, 2013 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class I shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 12.31.13
	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEAR	TEN YEAR	SINCE INCEPTION
Class I	5.10.00
Load Adjusted Return Before Taxes		6.17%	6.78%	3.72%	4.95%
Load Adjusted Return After Taxes on Distributions		5.19%	6.30%	2.37%	3.36%
Load Adjusted Return After Taxes on Distributions and Sale of Fund Shares		4.10%	5.33%	2.51%	3.35%
Class R	3.1.07
Load Adjusted Return Before Taxes		5.62%	6.25%	—	3.04%
Barclays Capital U.S. Government/Credit Bond Index		-2.35%	4.40%	4.52%	5.86%
Citigroup 30-Day Treasury Bill Index		0.03%	0.07%	1.50%	1.86%

The Citigroup 30 Day T-Bill Index is generally considered representative of the performance of short-term money market investments. The Citigroup 30 Day T-Bill Index is provided to show how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests.

Investment Adviser

Calamos Advisors LLC

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Global Co-CIO
Gary D. Black (Vice President)	1.5 years	EVP, Global Co-CIO
Christopher Hartman	5 years	SVP, Co-Portfolio Manager
Brendan Maher	1 year	SVP, Co-Portfolio Manager
Jason Hill	since August 5, 2013	VP, Senior Strategy Analyst

54	CALAMOS FAMILY OF FUNDS

Calamos Market Neutral Income Fund

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Other Important Information Regarding Fund Shares” on page 71 of the prospectus.

PROSPECTUS	|	March 1, 2014	55

Calamos Long/Short Fund

Investment Objective

Calamos Long/Short Fund’s investment objective is long term capital appreciation.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares does the Fund offer?” on page 86 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 59 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS I	CLASS R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS I	CLASS R
Management Fees	1.25%	1.25%
Distribution and/or Service Fees (12b-1)	0.00%	0.50%
Other Expenses[1]	0.78%	0.78%
Dividend expense on short positions	0.35%	0.35%
Acquired Fund Operating Expenses (Estimated Indirect Expenses of Underlying Funds)[2]	0.05%	0.05%
Total Annual Operating Expenses	2.43%	2.93%
Expense Reimbursement[3]	(0.28)%	(0.28)%
Total Annual Operating Expenses After Reimbursement	2.15%	2.65%

1	“Other Expenses” are estimated for the current fiscal year and have been updated to reflect actual results.

2	“Acquired Fund Operating Expenses” include certain expenses incurred in connection with the Fund’s investment in Fidelity Prime Money Market Fund, SPDR S+P 500 ETF Trust, Technology Select Sector SPDR.

3	The Fund’s investment advisor has contractually agreed to reimburse Fund expenses through March 31, 2015 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) of Class I and Class R are limited to 1.75% and 2.25% of average net assets, respectively. This agreement is not terminable by either party.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested and that the Fund’s operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

	I	R
1 Year	218	268
3 Years	729	878

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the period from the Fund’s commencement of operations on June 3, 2013 to October 31, 2013, the Fund’s portfolio turnover rate was 132.1% of the average value of its portfolio.

56	CALAMOS FAMILY OF FUNDS

Calamos Long/Short Fund

Principal Investment Strategies

The Fund seeks to achieve it investment objective by taking long and short positions in equity securities (including common and preferred stock, and convertible securities) primarily of large and mid-cap U.S. companies. The Fund’s investment adviser generally defines a large cap company to have a market capitalization in excess of $25 billion and a mid-sized company to have a market capitalization between $1 billion and $25 billion. However, the Fund may invest in companies of any size and market capitalization. The Fund may invest up to 40% of its net assets in foreign securities. The Fund may also invest in fixed income securities of varying maturities and cash and cash equivalents.

The Fund seeks to outperform the equity markets while providing less volatility through active stock selection and by adjusting market exposures within its portfolio. The Fund seeks to accomplish this by taking long positions in companies that are expected to outperform the equity markets, while taking short positions in companies that are expected to underperform the equity markets and for hedging purposes. A long position arises where the Fund holds a security in its portfolio. The Fund will have a short position where it sells a security it does not own by delivery of a borrowed security. Although the Fund intends to maintain an overall long position in its portfolio, the Fund may maintain significant short positions and, in certain circumstances these short positions may approach the size of overall long positions. The Fund may maintain long and short positions through the use of derivative instruments such as options, futures and forward contracts. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may regularly engage in short sales and borrowings for investment purposes.

As market volatility increases, the Fund’s portfolio may turnover more frequently. The Fund may maintain cash and cash equivalents, without limitation, when the Fund’s investment adviser determines that opportunities for investing are unattractive.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Under certain conditions, even if the value of the Fund’s long positions are rising, this could be offset by declining values of the Fund’s short positions. Conversely, it is possible that rising values of the Fund’s short positions could be offset by declining values of the Fund’s long positions. In either scenario the Fund may experience losses. In a market where the value of both the Fund’s long and short positions are declining, the Fund may experience substantial losses. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

•

Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•

Short Sale Risk — The Fund may incur a loss (without limit) as a result of a short sale if the market value of the borrowed security increases between the date of the short sale and the date the Fund replaces the security. The Fund may be unable to repurchase the borrowed security at a particular time or at an acceptable price.

•

Options Risk — The Fund’s ability to close out its position as a purchaser or seller of an over-the-counter or exchange-listed put or call option is dependent, in part, upon the liquidity of the option market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund’s ability to utilize options successfully will depend on the ability of the Fund’s investment adviser to predict pertinent market movements, which cannot be assured.

•

Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

•

Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

PROSPECTUS	|	March 1, 2014	57

Calamos Long/Short Fund

•

Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value.

•

Synthetic Convertible Instruments Risk — The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible instrument is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

•

Leveraging Risk — The risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

•

Portfolio Turnover Risk — The portfolio managers may actively and frequently trade securities or other instruments in the Fund’s portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

•

Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets

•

Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

•

Small and Mid-Sized Company Risk — Small and mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The prices of small and mid-sized company stocks tend to be more volatile than prices of large company stocks.

•

Emerging Markets Risk — Emerging market countries may have relatively unstable governments and economies based on only a few industries, which may cause greater instability. The value of emerging market securities will likely be particularly sensitive to changes in the economies of such countries. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

•

Derivative Risks — the Fund may invest in derivatives. Derivatives may be more volatile than other investments and may magnify the Fund’s gains or losses. Successful use of derivatives depends upon to which the prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The Fund could be negatively affected if the change in market value of its securities fails to correlate with the value of derivatives it purchase or sole. The potential lack of a liquid secondary market for a derivative may present the Fund from closing its derivatives positions and to limit losses or realize profits. Derivatives may be purchased for a fraction of their value and small price movements may result in an immediate and substantial loss to the Fund. Additional, derivatives instruments are subject I counter party risk, meaning that the party who issues the derivatives may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations.

•

Futures and Forward Contracts — Futures contracts provide for the future sale of sale by one party and purchase by another of s specific security time and price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a positions in a futures contract at a specified exercise price during the term of the options. Futures and forward contracts are subject I counter party risk, meaning that the party who issues the derivatives may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations.

•

Interest Rate Risk — The value of fixed-income securities generally decreases in periods when interest rates are rising. In addition, interest rate changes typically have a greater effect on prices of longer-term fixed-income securities than shorter

58	CALAMOS FAMILY OF FUNDS

Calamos Long/Short Fund

term fixed-income securities. Recent events in the fixed-income market may expose the Fund to heightened interest rate risk and volatility.

•

Credit Risk — An issuer of a fixed-income security could be downgraded or default. If the Fund holds securities that have been downgraded, or that default on payment, the Fund’s performance could be negatively affected.

•

Cash Holdings Risk — To the extent the Fund holds cash positions, the Fund risks achieving lower returns and potential lost opportunities to participate in market appreciation which could negatively impact the Fund’s performance and ability to achieve its investment objective.

Performance

The Fund has not yet had a full fiscal year of operations, therefore performance information is not yet available. The Fund’s current performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

Investment Adviser

Calamos Advisors LLC

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Global Co-CIO
Gary D. Black (Vice President)	since Fund’s inception	EVP, Global Co-CIO
Brendan Maher	since Fund’s inception	SVP, Co-Portfolio Manager
Matthew Dveirin	since August 20, 2013	VP, Co-Portfolio Manager
Daniel Fu	since Fund’s inception	VP, Co-Portfolio Manager
Himanshu Sheth	since Fund’s inception	VP, Co-Portfolio Manager
Naveen Yalamanchi	since Fund’s inception	VP, Co-Portfolio Manager

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Other Important Information Regarding Fund Shares” on page 71 of the prospectus.

PROSPECTUS	|	March 1, 2014	59

Calamos Dividend Growth Fund

Investment Objective

Calamos Dividend Growth Fund’s investment objective is to seek income and capital appreciation primarily through investments in dividend paying equities.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 86 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 59 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS I	CLASS R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS I	CLASS R
Management Fees	1.00%	1.00%
Distribution and/or Service Fees (12b-1)	0.00%	0.50%
Other Expenses[1]	0.95%	0.95%
Acquired Fund Operating Expenses (Estimated Indirect Expenses of Underlying Funds)[2]	0.02%	0.02%
Total Annual Operating Expenses	1.97%	2.47%
Expense Reimbursement[3]	(0.85)%	(0.85)%
Total Annual Operating Expenses After Reimbursement	1.12%	1.62%

1	“Other Expenses” are estimated for the current fiscal year and have been updated to reflect actual results.

2	“Acquired Fund Operating Expenses” include certain expenses incurred in connection with the Fund’s investment in Fidelity Prime Money Market Fund.

3	The Fund’s Investment Adviser has contractually agreed to reimburse Fund expenses through March 31, 2015, to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) of Class I and Class R are limited to 1.10% and 1.60% of average net assets, respectively. This agreement is not terminable by either party.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

	I	R
1 Year	114	165
3 Years	528	681

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the period from the Fund’s commencement of operations on August 5, 2013 to October 31, 2013, the Fund’s portfolio turnover rate was 20.7% of the average value of its portfolio.

60	CALAMOS FAMILY OF FUNDS

Calamos Dividend Growth Fund

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowing for investment purposes, if any in dividend-paying equities (including common and preferred stocks and invests in units of Master Limited Partnerships (“MLPs”). Companies in certain economic sectors of the market have historically provided higher dividend yields than companies in other sectors and industries. Given the Fund’s focus on dividend-paying securities, the Fund may, from time to time, have a greater exposure to these higher dividend-yield sectors and industries than the broader equity market. The Fund may invest up to 25% of its net assets in foreign equity securities. The Fund may invest in options and American Depository Receipts (ADRs) in furtherance of its investment strategy.

The Fund may invest up to 25% of its net assets in MLPs. MLPs are publically traded partnerships engaged in the transportation, storage, processing, refining, marketing, exploration, production and mining of minerals and natural resources. By confining their operations to these specific activities, their interest or units, are able to trade on public securities exchanges similar to the shares of a corporation, without entity level taxation.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

•

Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•

Equity Securities of MLPs Risk — MLP common units, like other equity securities, can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards an issuer or certain market sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs, like the prices other equity securities, also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

•

Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

•

Portfolio Turnover Risk — The portfolio managers may actively and frequently trade securities or other instruments in the Fund’s portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

•

Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

•

American Depositary Receipts — The stocks of most foreign companies that trade in the U.S. markets are traded as American Depositary Receipts (ADRs). U.S. depositary banks issue these stocks. Each ADR represents one or more shares of foreign stock or a fraction of a share. The price of an ADR corresponds to the price of the foreign stock in its home market, adjusted to the ratio of the ADRs to foreign company shares. Therefore while purchasing a security on a U.S. exchange, the risks inherently associated with foreign investing still apply to ADRs.

•

MLP Risk — Investments in securities of MLPs involve risk that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to the potential conflicts of

PROSPECTUS	|	March 1, 2014	61

Calamos Dividend Growth Fund

interest between the MLP and the MLPs general partners, cash flow risks, dilution risks and risks related to the general partners right to acquire until holders to sell their common units at an undesirable time or price.

•

MLP Tax Risk — MLPs do not pay federal income tax at the partnership level. Rather, each interest or unit holder is allocated a share of the partnerships’ income, gains, losses, deductions and credits . A change in the current tax law, or a change in the underlying business of an MLP, could result in an MLP being treated as a corporation, instead of a partnership, for federal income tax purposes, which would result in such MLP being required to pay income tax on its taxable income. This would have the effect of reducing the amount of cash available for distribution by the MLP, potentially reducing the value of the Fund’s investment and consequently your investment in the Fund.

•

MLP Liquidity Risk — Although common units of MLPs trade on the NYSE, the NASDAQ and Amex, certain MLP securities trade less frequently than those of larger companies due to their smaller capitalization. As a result, the price of such MLPs may display a abrupt and erratic movements at times. Additionally it may be more difficult for the Fund to buy and sell significant amounts of such securities without unfavorable impact on prevailing market process. As a result, these securities may be difficult to dispose of at a fair price when the Adviser desires to do so. This may adversely affect the Funds ability to take advantage of other market opportunities or make dividend distributions.

•

Options Risk — The Fund’s ability to close out its position as a purchaser or seller of an over-the-counter or exchange-listed put or call option is dependent, in part, upon the liquidity of the option market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund’s ability to utilize options successfully will depend on the ability of the Fund’s investment adviser to predict pertinent market movements, which cannot be assured.

•

Rule 144A Securities Risk — The Fund may invest in securities that are issued and sold through transactions under Rule 144A of the Securities Act of 1933. Under the supervision of its board of trustees, the Fund will determine whether Rule 144A Securities are illiquid. If qualified institutional buyers are unwilling to purchase these Rule 144A Securities, the percentage of the Fund’s assets invested in illiquid securities would increase. Typically, the Fund purchases Rule 144A Securities only if the Fund’s adviser has determined them to be liquid. If any Rule 144A Security held by the Fund should become illiquid, the value of the security may be reduced and a sale of the security may be more difficult.

•

RIC Qualification Risk — To qualify for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code (“Code”), the Fund must meet certain income source, asset diversification and annual distribution requirements. The Fund’s MLP investments may make it more difficult for the Fund to meet these requirements. The asset diversification requirements include a requirement that, at the end of each quarter of each taxable year, not more than 25% of the value of the Fund’s total assets is invested in the securities (including debt securities) of one or more qualified publicly traded partnerships. The Fund anticipates that the MLPs in which it invests will be qualified publicly traded partnerships. If the Fund’s MLP investments exceed this 25% limitation, due to other portfolio activity, then the Fund would not satisfy the diversification requirements and could fail to qualify as a RIC. If, in any year, the Fund fails to qualify as a RIC for any reason, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of our distributions.

Performance

The Fund has not yet had a full fiscal year of operations, therefore performance information is not yet available. Performance information is available at no cost by visiting www.calamos.com or by calling 800-582-6959.

62	CALAMOS FAMILY OF FUNDS

Calamos Dividend Growth Fund

Investment Adviser

Calamos Advisors LLC

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Global Co-CIO
Gary D. Black (Vice President)	since Fund’s inception	EVP, Global Co-CIO
Jeff Miller	since Fund’s inception	SVP, Co-Portfolio Manager
Ariel Fromer	since Fund’s inception	VP, Co-Portfolio Manager
Tammy Miller	since Fund’s inception	VP, Co-Portfolio Manager

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Other Important Information Regarding Fund Shares” on page 71 of the prospectus.

PROSPECTUS	|	March 1, 2014	63

Calamos Mid Cap Growth Fund

Investment Objective

Calamos Mid Cap Growth Fund’s investment objective is long-term capital appreciation.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 86 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 59 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS I	CLASS R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS I	CLASS R
Management Fees	1.00%	1.00%
Distribution and/or Service Fees (12b-1)	0.00%	0.50%
Other Expenses[1]	1.83%	1.83%
Total Annual Operating Expenses	2.83%	3.33%
Expense Reimbursement[2]	(1.83)%	(1.83)%
Total Annual Operating Expenses After Reimbursement	1.00%	1.50%

1	Estimated amount for the Fund’s current fiscal year.

2	The Fund’s Investment Adviser has contractually agreed to reimburse the Fund expenses through March 31, 2015 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired funds fees and expenses and extraordinary expenses, if any) of Class I and Class R are limited to 1.00% and 1.50% of average net assets, respectively. This agreement is not terminable by either party.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

	I	R
1 Year	102	153
3 Years	687	839

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the period from the Fund’s commencement of operations on August 5, 2013 to October 31, 2013, the Fund’s portfolio turnover rate was 12.0% of the average value of its portfolio.

64	CALAMOS FAMILY OF FUNDS

Calamos Mid Cap Growth Fund

Principal Investment Strategies

The Fund seeks to generate excess returns relative to its benchmark over full market cycles. The portfolio will, under normal market conditions, invests at least 80% of its net assets in the common stock of medium-sized companies. Medium-sized companies are defined as those companies whose market capitalization within the range of the companies included smallest and largest company in the Russell Mid Cap Growth Index at the time of purchase. As of January 31, 2014 the market capitalization of the Russell Mid Cap Growth Index ranged from $1.4 billion to $32.8 billion. The Fund may continue to hold a security whose market capitalization changes over time, and as a result a portion of the Fund’s holdings may have market capitalizations outside of this range at any given time. The Fund will seek to invest in companies with high or accelerating growth rates. The Fund may invest in options and American Depositary Receipts (ADRs) in furtherance of its investment strategy.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

•

Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•

Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

•

Mid-Sized Company Stock Risk — Mid-sized company stocks have historically been subject to greater investment risk than large company stock. The prices of mid-sized company stocks tend to be more volatile and less liquid than large company stocks. Mid-sized companies may have no or relatively short operating histories, or be newly formed public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks. The risks generally associated with these companies include more limited product lines, markets and financial resources, lack of management depth or experience, dependency on key personnel, and vulnerability to adverse market and economic developments. Accordingly, the prices of mid-sized company stocks tend to be more volatile than prices of large company stocks.

•

Options Risk — The Fund’s ability to close out its position as a purchaser or seller of an over-the-counter or exchange-listed put or call option is dependent, in part, upon the liquidity of the option market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund’s ability to utilize options successfully will depend on the ability of the Fund’s investment adviser to predict pertinent market movements, which cannot be assured.

•

American Depositary Receipts — The stocks of most foreign companies that trade in the U.S. markets are traded as American Depositary Receipts (ADRs). U.S. depositary banks issue these stocks. Each ADR represents one or more shares of foreign stock or a fraction of a share. The price of an ADR corresponds to the price of the foreign stock in its home market, adjusted to the ratio of the ADRs to foreign company shares. Therefore while purchasing a security on a U.S. exchange, the risks inherently associated with foreign investing still apply to ADRs.

•

Rule 144A Securities Risk — The Fund may invest in securities that are issued and sold through transactions under Rule 144A of the Securities Act of 1933. Under the supervision of its board of trustees, the Fund will determine whether Rule 144A Securities are illiquid. If qualified institutional buyers are unwilling to purchase these Rule 144A Securities, the percentage of the Fund’s assets invested in illiquid securities would increase. Typically, the Fund purchases Rule 144A Securities only if the Fund’s adviser has determined them to be liquid. If any Rule 144A Security held by the Fund should become illiquid, the value of the security may be reduced and a sale of the security may be more difficult.

PROSPECTUS	|	March 1, 2014	65

Calamos Mid Cap Growth Fund

•

Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

•

Portfolio Turnover Risk — The portfolio managers may actively and frequently trade securities or other instruments in the Fund’s portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Performance

The Fund has not yet had a full fiscal year of operations, therefore performance information is not yet available. Performance information is available at no cost by visiting www.calamos.com or by calling 800-582-6959.

Investment Adviser

Calamos Advisors LLC

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Global Co-CIO
Gary D. Black (Vice President)	since Fund’s inception	EVP, Global Co-CIO
Nick Niziolek	since Fund’s inception	SVP, Co-Portfolio Manager, Co-Head of Research
Jeff Scudieri	since Fund’s inception	SVP, Co-Portfolio Manager, Co-Head of Research
Jon Vacko	since Fund’s inception	SVP, Co-Portfolio Manager, Co-Head of Research
Dennis Cogan	since Fund’s inception	SVP, Co-Portfolio Manager
John Hillenbrand	since Fund’s inception	SVP, Co-Portfolio Manager
Steve Klouda	since Fund’s inception	SVP, Co-Portfolio Manager

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Other Important Information Regarding Fund Shares” on page 71 of the prospectus.

66	CALAMOS FAMILY OF FUNDS

Calamos Emerging Market Equity Fund

Investment Objective

Calamos Emerging Market Equity Fund’s investment objective is long-term capital appreciation.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 86 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 59 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS I	CLASS R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS I	CLASS R
Management Fees	1.10%	1.10%
Distribution and/or Service Fees (12b-1)	0.00%	0.50%
Other Expenses[1]	1.27%	1.27%
Total Annual Operating Expenses	2.37%	2.87%
Expense Reimbursement[2]	(0.87)%	(0.87)%
Total Annual Operating Expenses After Reimbursement	1.50%	2.00%

1	Estimated amount for the Fund’s current fiscal year.

2	The Fund’s investment advisor has contractually agreed to reimburse Fund expenses through March 31, 2015 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) of Class I and Class R are limited to 1.50% and 2.00% of average net assets, respectively. This agreement is not terminable by either party.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

	Class I	Class R
1 Year	153	203
3 Years	649	799

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. The Fund had not commenced operations as of October 31, 2013, therefore there is no portfolio turnover information to report.

PROSPECTUS	|	March 1, 2014	67

Calamos Emerging Market Equity Fund

Principal Investment Strategies

The Fund anticipates that, under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowing for investment purposes, if any) in the equity securities of issuers whose principal activities are tied economically to developing or emerging market countries. These include securities of issuers (1) that are traded principally on a stock exchange or over-the-counter in emerging market countries; (2) that are organized under the laws of and have a principal office in emerging market countries; or (3) that derive 50% or more of their total revenues from, and/or have 50% or more of their total assets in, goods produced, sales made, profits generated or services performed in developing or emerging market countries. Countries may be considered to be developing or emerging markets if they are: (1) in any one of the Morgan Stanley Capital Index (“MSCI”) emerging market indices; (2) classified as a developing or emerging market (or similar or corresponding classification) by organizations such as the World Bank and the International Monetary Fund; or (3) have economies, industries and stock markets with similar characteristics to such countries.

In pursuing its investment objective, the Fund seeks out securities that, in the investment adviser’s opinion, offer the best opportunities for appreciation. The Fund’s investment adviser typically considers the company’s financial soundness, earnings and cash flow forecast and quality of management. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes. The Fund may engage in active and frequent trading of portfolio securities.

The Fund seeks to reduce risk by diversifying among many industries. Although the Fund has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain diversified across countries and geographical regions.

The Fund may invest in issuers of any market capitalization. Equity securities in which the Fund invests include common and preferred stocks, rights and warrants to purchase common stock and depositary receipts.

The Fund may utilize currency forwards and forward foreign currency contracts to reduce currency deviations. The Fund may also use futures for management of cash flows.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

•

Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•

Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

•

Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

•

Emerging Markets Risk — Emerging market countries may have relatively unstable governments and economies based on only a few industries, which may cause greater instability. The value of emerging market securities will likely be particularly sensitive to changes in the economies of such countries. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Securities issued in these countries may be more volatile and less liquid than securities issued in foreign countries with more developed

68	CALAMOS FAMILY OF FUNDS

Calamos Emerging Market Equity Fund

economies or markets. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in share registration, settlement, custody, or other operational risks.

•

Currency Risk — To the extent that the Fund invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could negatively impact investment gains or add to investment losses. Although the Fund may attempt to hedge against currency risk, the hedging instruments may not always perform as the Fund expects and could produce losses. Suitable hedging instruments may not be available for currencies of emerging market countries. The Fund’s investment adviser may determine not to hedge currency risks, even if suitable instruments appear to be available.

•

Geographic Concentration Risk — Investments in a particular country or geographic region may be particularly susceptible to political, diplomatic or economic conditions and regulatory requirements. To the extent the Fund concentrates its investments in a particular country, region or group of regions, the Fund may be more volatile than a more geographically diversified fund.

•

American Depositary Receipts — The stocks of most foreign companies that trade in the U.S. markets are traded as American Depositary Receipts (ADRs). U.S. depositary banks issue these stocks. Each ADR represents one or more shares of foreign stock or a fraction of a share. The price of an ADR corresponds to the price of the foreign stock in its home market, adjusted to the ratio of the ADRs to foreign company shares. Therefore while purchasing a security on a U.S. exchange, the risks inherently associated with foreign investing still apply to ADRs.

•

Mid-Sized Company Risk — Mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The risks generally associated with these companies include more limited product lines, markets and financial resources, lack of management depth or experience, dependency on key personnel, and vulnerability to adverse market and economic developments. Accordingly, the prices of mid-sized company stocks tend to be more volatile than prices of large company stocks.

•

Small Company Risk — Small company stocks have historically been subject to greater investment risk than mid-sized and large company stocks. The risks generally associated with small companies include more limited product lines, markets and financial resources, lack of management depth or experience, dependency on key personnel, and vulnerability to adverse market and economic developments. Accordingly, the prices of small company stocks tend to be more volatile than prices of mid-sized and large company stocks. Further, the prices of small company stocks are often adversely affected by limited trading volumes and the lack of publicly available information.

•

Portfolio Turnover Risk — The Fund may engage in active and frequent trading and have a high portfolio turnover rate, which may increase the Fund’s transaction costs, may adversely affect the Fund’s performance and may generate a greater amount of capital gain distributions to shareholders than if the Fund had a low portfolio turnover rate.

•

Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Performance

The Fund has not yet had a full fiscal year of operations, therefore performance information is not yet available. Performance information will be available at no cost by visiting www.calamos.com or by calling 800.582.6959.

PROSPECTUS	|	March 1, 2014	69

Calamos Emerging Market Equity Fund

Investment Adviser

Calamos Advisors LLC

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Global Co-CIO
Gary D. Black (Vice President)	since Fund’s inception	EVP, Global Co-CIO
Nick Niziolek	since Fund’s inception	SVP, Co-Portfolio Manager, Co-Head of Research
Jeff Scudieri	since Fund’s inception	SVP, Co-Portfolio Manager, Co-Head of Research
Jon Vacko	since Fund’s inception	SVP, Co-Portfolio Manager, Co-Head of Research
Dennis Cogan	since Fund’s inception	SVP, Co-Portfolio Manager
John Hillenbrand	since Fund’s inception	SVP, Co-Portfolio Manager
Steve Klouda	since Fund’s inception	SVP, Co-Portfolio Manager

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to “Other Important Information Regarding Fund Shares” on page 71 of the prospectus.

70	CALAMOS FAMILY OF FUNDS

Other Important Information Regarding Fund Shares

Buying and Redeeming Fund Shares

Minimum Initial Investment

Class I: $1,000,000

Class R: None

Minimum Additional Investment

Classes I and R: None

To Place Orders

Please contact your broker or other intermediary, or place your order directly:

Mail:

U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201

Phone: 800.582.6959

Transaction Policies

The Funds’ shares are redeemable. In general, investors may purchase, redeem, or exchange Fund shares on any day the New York Stock Exchange is open by written request (to the address noted above), by wire transfer, by telephone (at the number noted above), or through a financial intermediary. Orders to buy and redeem shares are processed at the next net asset value (share price or “NAV”) to be calculated only on days when the New York Stock Exchange is open for regular trading.

Tax Information

The Funds’ distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

PROSPECTUS	|	March 1, 2014	71

Additional Information About Investment Strategies and Related Risks

What are the investment objectives and principal strategies common to the Funds?

As described above, each Fund has different investment objectives and strategies, and may invest in different securities. The Funds differ principally in (i) how important growth potential and/or current income is considered when selecting investments, (ii) the types of securities selected as investments, such as convertible, fixed-income, equity or foreign securities, and (iii) the risks involved with an investment in a Fund.

When buying and selling growth-oriented securities, the investment adviser focuses on the company’s earnings growth potential coupled with financial strength and stability. When buying and selling value-oriented securities, the investment adviser focuses on how a company’s stock is valued relative to what the Fund’s investment adviser considers to be the company’s worth, the financial strength of the issuer and whether there is a near-term catalyst that could trigger an increase in the stock’s price. Whether examining growth-oriented or value-oriented securities for selection, the Fund focuses on individual stock selection (referred to as a “bottom-up approach”) and quantitative research.

When buying and selling fixed-income securities, the investment adviser’s analyses may take into consideration such quantitative factors as an issuer’s present and potential liquidity, profitability, internal capability to generate funds, debt/equity ratio and debt servicing capabilities, and such qualitative factors as an assessment of management, industry characteristics, accounting methodology and foreign business exposure.

When buying and selling convertible securities, a Fund typically applies a four-step approach:

1.	Evaluating the default risk of the convertible security using traditional credit analysis;

2.	Analyzing the convertible security’s underlying common stock to determine its capital appreciation potential;

3.	Assessing the convertible security’s risk/return potential; and

4.	Evaluating the convertible security’s impact on the Fund’s overall composition and diversification strategy.

In analyzing the appreciation potential of the underlying common stock and the default risk of a convertible security, a Fund generally considers the issuer’s financial soundness, ability to make interest and dividend payments, earnings and cash flow forecast and quality of management.

In seeking to meet the Funds’ respective investment objectives, the Funds’ investment adviser utilizes highly disciplined institutional management strategies designed to help enhance investment returns while managing risk. As part of these strategies, an in-depth proprietary analysis is employed on an issuing company and its securities. At the portfolio level, risk management tools are also used, such as diversification across companies, sectors and industries to achieve a risk-reward profile suitable for each Fund’s objectives.

A Fund’s investment objectives may not be changed without the approval of a “majority of the outstanding” shares of that Fund, as defined in the Investment Company Act of 1940. There can be no assurance that a Fund will achieve its investment objectives.

72	CALAMOS FAMILY OF FUNDS

Additional Information About Investment Strategies and Related Risks

Principal Risks of Investing in a Fund

This prospectus describes the risks you may face as an investor in the CALAMOS FAMILY OF FUNDS. It is important to keep in mind that generally, investments with a higher potential reward also have a higher risk of losing money. The reverse is also commonly true: the lower the risk, the lower the potential reward. However, as you consider an investment in the Funds, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in this investment for a long period of time to ride out down periods.

As with any security, there are market and investment risks associated with your investment in the Funds. The value of your investment will fluctuate over time, and it is possible to lose money.

In response to market, economic, political, or other conditions, a Fund may temporarily use a different investment strategy for defensive purposes. If a Fund does so, different factors could affect the Fund’s performance, and the Fund may not achieve its investment objective.

What are the principal risks that apply to all of the Funds?

Market Risk. The risk that the securities markets will increase or decrease in value is considered market risk and applies to any security. If there is a general decline in the stock or fixed-income market, it is possible your investment may lose value regardless of the individual results of the companies in which a Fund invests.

Market Disruption Risk. Certain events have a disruptive effect on securities markets, including but not limited to, terrorist attacks, war and other geopolitical events or catastrophes. The Funds’ investment adviser, CALAMOS ADVISORS, cannot predict the effect of similar events in the future on the U.S. or foreign economies. Certain securities such as high yield and equity securities tend to be impacted more by these events than other types of securities in terms of price and volatility.

Recent Market Events. Over the last several years, domestic and international markets have experienced acute turmoil. This turmoil resulted in unusual and extreme volatility in the equity and debt markets, in the prices of individual securities and in the world economy. In addition, many governments and quasi-governmental entities throughout the world responded to the turmoil with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs and dramatically lower interest rates. An unexpected or quick reversal of these policies could increase volatility in the equity and debt markets. These market conditions and continuing economic risks add significantly to the risk of short-term volatility in the Funds.

Investment Management Risk. Whether a Fund achieves its investment objective(s) is significantly impacted by whether CALAMOS ADVISORS is able to choose suitable investments for each Fund.

PROSPECTUS	|	March 1, 2014	73

Additional Information About Investment Strategies and Related Risks

What are the principal risks specific to each Fund?

RISKS	GROWTH FUND	OPPORTUNISTIC VALUE FUND	FOCUS GROWTH FUND	DISCOVERY GROWTH FUND	INTERNATIONAL GROWTH FUND	EVOLVING WORLD GROWTH FUND	GLOBAL EQUITY FUND	GROWTH AND INCOME FUND
American Depositary Receipts	●	●	●	●	●	●	●	●
Equity Investments Risk	●	●	●	●	●	●	●	●
Growth Stock Risk	●		●	●	●	●	●	●
Value Stock Risk		●	●				●
Mid-Sized Company Risk	●	●	●	●	●	●	●	●
Small Company Risk		●		●	●	●	●	●
Securities Lending Risk	●	●	●	●	●	●	●	●
Foreign Securities Risk	●	●	●	●	●	●	●
Emerging Markets Risk					●	●	●
Forward Foreign Currency Contract Risk			●				●	●
Convertible Securities Risk						●		●
Synthetic Convertible Instruments Risk						●		●
Rule 144A Securities Risk								●
Debt Securities Risk						●		●
High Yield Fixed-Income Securities (Junk Bond) Risk						●		●
Short Sale Risk
Options Risk		●	●
Portfolio Turnover Risk		●		●
Tax Risk								●
Derivatives Risk
Futures and Forward Contracts
Leveraging Risk
Liquidity Risk								●
Portfolio Selection Risk	●	●	●	●	●	●	●	●
Sector Risk	●	●	●
Cash Holdings Risk
MLP Risk
RIC Qualification Risk
Mortgage-Related and Other Asset-Backed Securities Risk
U.S. Government Security Risk
Convertible Hedging Risk
Covered Call Writing Risk

74	CALAMOS FAMILY OF FUNDS

Additional Information About Investment Strategies and Related Risks

RISKS	GLOBAL GROWTH AND INCOME FUND	CONVERTIBLE FUND	TOTAL RETURN BOND FUND	HIGH INCOME FUND	MARKET NEUTRAL INCOME FUND	LONG/ SHORT FUND	DIVIDEND GROWTH FUND	MID CAP GROWTH FUND	EMERGING MARKET EQUITY FUND
American Depositary Receipts	●					●	●	●	●
Equity Investments Risk	●	●			●	●	●	●	●
Growth Stock Risk	●					●	●	●	●
Value Stock Risk								●	●
Mid-Sized Company Risk	●	●				●		●	●
Small Company Risk	●	●				●	●	●	●
Securities Lending Risk	●	●	●	●			●	●	●
Foreign Securities Risk	●	●	●	●		●	●	●	●
Emerging Markets Risk	●		●			●			●
Forward Foreign Currency Contract Risk	●					●	●	●	●
Currency Risk									●
Geographic Concentration Risk									●
Convertible Securities Risk	●	●		●	●	●
Synthetic Convertible Instruments Risk	●	●		●	●	●
Rule 144A Securities Risk	●	●		●	●	●	●	●
Debt Securities Risk	●	●	●	●	●	●
High Yield Fixed-Income Securities (Junk Bond) Risk	●	●	●	●	●
Short Sale Risk					●	●
Options Risk					●	●	●	●
Portfolio Turnover Risk			●		●	●	●	●	●
Tax Risk	●	●	●	●	●		●
Derivatives Risk						●
Futures and Forward Contracts						●
Leveraging Risk						●
Liquidity Risk	●	●	●	●	●	●
Portfolio Selection Risk	●	●	●	●	●	●	●	●	●
Sector Risk
Cash Holdings Risk						●
MLP Risk							●
RIC Qualification Risk							●
Mortgage-Related and Other Asset-Backed Securities Risk			●
U.S. Government Security Risk			●
Convertible Hedging Risk					●
Covered Call Writing Risk					●

American Depositary Receipts. The stocks of most foreign companies that trade in the U.S. markets are traded as American Depositary Receipts (ADRs). U.S. depositary banks issue these stocks. Each ADR represents one or more shares of foreign stock or a fraction of a share. The price of an ADR corresponds to the price of the foreign stock in its home market, adjusted to the ratio of the ADRs to foreign company shares. Therefore while purchasing a security on a U.S. exchange, the risks inherently associated with foreign investing still apply to ADRs.

Equity Investments Risk. Equity investments are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.

Growth Stock Risk. Growth securities experience relatively rapid earnings growth and typically trade at higher multiples of current earnings than other securities. Therefore, growth securities may be more sensitive to changes in current or expected

PROSPECTUS	|	March 1, 2014	75

Additional Information About Investment Strategies and Related Risks

earnings than other securities. Growth securities also may be more volatile because growth companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can lessen the decreases in stock prices in a falling market. A company may never achieve the earnings expansion the Fund anticipates.

Value Stock Risk. Value stocks involve the risk that they may never reach what CALAMOS ADVISORS believes is their full market value, either because the market failed to recognize the stocks’ intrinsic worth or CALAMOS ADVISORS misgauged that worth. Because different types of stocks tend to shift in and out of favor depending on market conditions, a value fund’s performance may sometimes be higher or lower than that of other types of funds (such as those emphasizing growth stocks).

Mid-Sized Company Risk. Mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The risks generally associated with these companies include more limited product lines, markets and financial resources, lack of management depth or experience, dependency on key personnel, and vulnerability to adverse market and economic developments. Accordingly, the prices of mid-sized company stocks tend to be more volatile than prices of large company stocks.

Small Company Risk. Small company stocks have historically been subject to greater investment risk than mid-sized and large company stocks. The risks generally associated with small companies include more limited product lines, markets and financial resources, lack of management depth or experience, dependency on key personnel, and vulnerability to adverse market and economic developments. Accordingly, the prices of small company stocks tend to be more volatile than prices of mid-sized and large company stocks. Further, the prices of small company stocks are often adversely affected by limited trading volumes and the lack of publicly available information.

Securities Lending Risk. A Fund may lend its portfolio securities to broker-dealers and banks in order to generate additional income for the Fund. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. In the event of bankruptcy or other default of a borrower of portfolio securities, a Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. In an effort to reduce these risks, the Fund’s securities lending agent monitors, and reports to CALAMOS ADVISORS on, the creditworthiness of the firms to which a Fund lends securities. A Fund may also experience losses as a result of a diminution in value of its cash collateral investments.

Foreign Securities Risk. There are special risks associated with investing in foreign securities that are not typically associated with investing in U.S. companies. These risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country. Other risks of investing in foreign securities include: less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity in foreign markets than in U.S. markets.

Emerging Markets Risk. Investment in foreign securities may include investment in securities of foreign issuers located in less developed countries, which are sometimes referred to as emerging markets. Emerging market countries may have relatively unstable governments and economies based on only a few industries, which may cause greater instability. The value of emerging market securities will likely be particularly sensitive to changes in the economies of such countries (such as reversals of economic liberalization, political unrest or changes in trading status). These countries are also more likely to experience higher levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

Forward Foreign Currency Contract Risk. Forward foreign currency contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) at a price set at the time of the contract. A Fund may not fully benefit from, or may lose money on, forward foreign currency transactions if changes in currency exchange rates do not occur as anticipated or do not correspond accurately to changes in the value of a Fund’s holdings. A Fund’s ability to use forward foreign currency transactions successfully depends on a number of factors, including the forward foreign currency transactions being available at attractive prices, the availability of liquid markets and the ability of the portfolio managers to accurately predict the direction of changes in currency exchange rates. Currency exchange rates may be volatile and may be affected by, among other factors, the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls and speculation. Currency transactions are also subject to the risk that the other party

76	CALAMOS FAMILY OF FUNDS

Additional Information About Investment Strategies and Related Risks

in the transaction will default its contractual obligation, which would deprive a Fund of unrealized profits or force a Fund to cover its commitments for purchase or sale of a currency, if any, at the current market price. If a Fund enters into a forward foreign currency contract, its custodian will segregate liquid assets of the Fund having a value equal to the Fund’s commitment under such forward contract from day to day, except to the extent that the Fund’s forward contract obligation is covered by liquid portfolio securities denominated in, or whose value is tied to, the currency underlying the forward contract.

Currency Risk. To the extent that a Fund invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could negatively impact investment gains or add to investment losses. Although a Fund may attempt to hedge against currency risk, the hedging instruments may not always perform as the Fund expects and could produce losses. Suitable hedging instruments may not be available for currencies of emerging market countries. A Fund’s investment adviser may determine not to hedge currency risks, even if suitable instruments appear to be available.

Geographic Concentration Risk. Investments in a particular country or geographic region may be particularly susceptible to political, diplomatic or economic conditions and regulatory requirements. To the extent a Fund concentrates its investments in a particular country, region or group of regions, the Fund may be more volatile than a more geographically diversified fund.

Convertible Securities Risk. The value of a convertible security is influenced by both the yield of non-convertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its “investment value.” A convertible security’s investment value tends to decline as prevailing interest rate levels increase. Conversely, a convertible security’s investment value increases as prevailing interest rate levels decline. However, a convertible security’s market value will also be influenced by its “conversion value,” which is the market value of the underlying common stock that would be obtained if the convertible security were converted. A convertible security’s conversion value tends to increase as the price of the underlying common stock increases, and decrease as the price of the underlying common stock decreases.

As the market price of the underlying common stock declines such that the conversion value is substantially below the investment value of the convertible security, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock.

If the market price of the underlying common stock increases to a point where the conversion value approximates or exceeds the investment value, the price of the convertible security tends to be influenced more by the market price of the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would be paid before the company’s common stockholders. Consequently, the issuer’s convertible securities entail less risk than its common stock.

Synthetic Convertible Instruments Risk. The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible instrument is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

Rule 144A Securities Risk. Certain of the Funds may invest in convertible securities and synthetic convertible instruments, which typically are issued and sold through transactions under Rule 144A of the Securities Act of 1933. Under the supervision of its board of trustees, a Fund will determine whether Rule 144A Securities are illiquid. If qualified institutional buyers are unwilling to purchase these Rule 144A Securities, the percentage of a Fund’s assets invested in illiquid securities would increase. Typically, a Fund purchases Rule 144A Securities only if CALAMOS ADVISORS has determined them to be liquid. If any Rule 144A Security held by a fund should become illiquid, the value of the security may be reduced and a sale of the security may be more difficult.

Debt Securities Risk. Debt securities are subject to various risks, including interest rate risk, credit risk and default risk. Interest rate risk is the risk that a Fund’s investments in debt securities will decrease in value as a result of an increase in interest rates. Generally, there is an inverse relationship between the value of a debt security and interest rates. Therefore, the value of debt securities generally decrease in periods when interest rates are rising. Due to recent events in the fixed-income markets, including the potential impact of the Federal Reserve Board tapering its quantitative easing program, a Fund may be subject to heightened interest rate risk as a result of a rise in interest rates. In addition, a Fund is subject to the risk that interest rates may exhibit increased volatility, which could cause the Fund’s net asset value to fluctuate more. A decrease in fixed-income market maker

PROSPECTUS	|	March 1, 2014	77

Additional Information About Investment Strategies and Related Risks

capacity may act to decrease liquidity in the fixed-income markets and act to further increase volatility, affecting a Fund’s return. In addition, interest rate changes typically have a greater effect on prices of longer-term debt securities than shorter-term debt securities. Credit risk is the risk that a debt security could deteriorate in quality to such an extent that its rating is downgraded or its market value declines relative to comparable securities. Default risk refers to the risk that a company that issues a debt security will be unable to fulfill its obligation to repay principal and interest. The lower a bond is rated, the greater its default risk. To the extent the Fund holds securities that have been downgraded, or that default on payment, its performance could be negatively affected.

High Yield Fixed-Income Securities (Junk Bonds) Risk. Investment in junk bonds entails a greater risk than an investment in higher-rated securities. Although junk bonds typically pay higher interest rates than investment-grade bonds, there is a greater likelihood that the company issuing the junk bond will default on interest and principal payments. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets to repay them. Junk bonds are also more sensitive to adverse economic changes or individual corporate developments than higher quality bonds. During a period of adverse economic changes, including a period of rising interest rates, companies issuing junk bonds may be unable to make principal and interest payments.

Short Sale Risk. Short sales involve risks. A Fund may incur a loss (without limit) as a result of a short sale if the market value of the borrowed security increases between the date of the short sale and the date the Fund replaces the security. A Fund may be unable to repurchase the borrowed security at a particular time or at an acceptable price. A Fund might be unable to implement these strategies because of the lack of attractive short sale opportunities. If a convertible security used to cover a short position is called before conversion, a Fund may be required to purchase the security sold short at a price in the open market above the price at which the Fund had sold the security short.

Options Risk. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. A Fund’s ability to utilize options successfully will depend on CALAMOS ADVISORS’ ability to predict pertinent market movements, which cannot be assured.

A Fund’s ability to close out its position as a purchaser or seller of an Options Clearing Corporation or exchange-listed put or call option is dependent, in part, upon the liquidity of the option market. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option to realize any profit or the option would expire and become worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, a Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call. The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets until the next trading day.

Unless the parties provide for it, there is no central clearing or guaranty function in an over-the-counter option. As a result, if the counterparty fails to make or take delivery of the security or other instrument underlying an over-the-counter option it has entered into with a Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, CALAMOS ADVISORS must assess the creditworthiness of each such counterparty or any guarantor or credit enhancement of the counterparty’s credit to determine the likelihood that the terms of the over-the-counter option will be satisfied.

Portfolio Turnover Risk. Engaging in active and frequent trading of securities may result in a higher than average level of capital gains and greater transaction costs to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale and reinvestments of securities. Such sales may also result in the realization of capital gains, including short-term capital gains (which are taxed at ordinary income tax rates for federal income tax purposes, rather than at lower capital gains rates) and may adversely impact a Fund’s performance. It is possible that a Fund engaging in active and frequent trading may distribute sizable taxable gains to its shareholders, regardless of the Fund’s net longer term performance. The trading costs and tax effects associated with portfolio turnover will adversely affect the Fund’s performance and lower the Fund’s effective return for investors.

78	CALAMOS FAMILY OF FUNDS

Additional Information About Investment Strategies and Related Risks

Tax Risk. The federal income tax treatment of convertible securities or other securities in which the Funds may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service. It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the Internal Revenue Service. Any such failure to comply with the rules applicable to regulated investment companies could cause the Fund to fail to qualify as such.

Leveraging Risk. The risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

Derivative Risks. Derivatives may be more volatile than other investments and may magnify the Fund’s gains or losses. Successful use of derivatives depends upon to which the prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The Fund could be negatively affected if the change in market value of its securities fails to correlate with the value of derivatives it purchase or sole. The potential lack of a liquid secondary market for a derivative may present the Fund from closing its derivatives positions and to limit losses or realize profits. Derivatives may be purchased for a fraction of their value and small price movements may result in an immediate and substantial loss to the Fund. Additional, derivatives instruments are subject I counter party risk, meaning that the party who issues the derivatives may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations.

Futures and Forward Contracts. Futures contracts provide for the future sale of sale by one party and purchase by another of a specific security time and price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a positions in a futures contract at a specified exercise price during the term of the options. Futures and forward contracts are subject I counter party risk, meaning that the party who issues the derivatives may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

Portfolio Selection Risk. The value of your investment may decrease if the investment adviser’s judgment about the attractive- ness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Sector Risk. To the extent a Fund invests a significant portion of its assets in a particular sector, a greater portion of the Fund’s performance may be effected by the general business and economic conditions effecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result, returns from those sectors may trail returns from the overall stock market and it is possible that a Fund may underperform the broader market, or experience greater volatility.

Cash Holdings Risk. The Fund may invest in cash and cash equivalents for indefinite periods of time when the Fund’s investment adviser determines the prevailing market environment warrants doing so. When the Fund holds cash positions, it may lose opportunities to participate in market appreciation, which may result in lower returns than if the Fund had remained fully invested in the market. Furthermore, cash and cash equivalents may generate minimal or no income and could negatively impact the Fund’s performance and ability to achieve its investment objective.

MLP Risk. Investments in securities of MLPs involve risk that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to the potential conflicts of interest between the MLP and the MLPs general partners, cash flow risks, dilution risks and risks related to the general partners right to acquire until holders to sell their common units at an undesirable time or price.

MLP Tax Risk. MLPs do not pay federal income tax at the partnership level. Rather, each parent is allocated a share of the partnerships’ income, gains, losses, deductions and credits. A change in current tax law, or a change in the underlying business of an MLP, could result in an MLP being treated as a corporation, instead of a partnership, for federal income tax purposes, which would result in such MLP being required to pay income tax on its taxable income. This would have the effect of reducing the amount of cash available for distribution by the MLP, potentially reducing the value of the Fund’s investment and consequently your investment in the Fund.

PROSPECTUS	|	March 1, 2014	79

Additional Information About Investment Strategies and Related Risks

MLP Liquidity Risk. Although common units of MLPs trade on the NYSE, the NASDAQ and Amex, certain MLP securities trade less frequently than those of larger companies due to their smaller capitalization. As a result, the price of such MLPs may display abrupt and erratic movements at times. Additionally it may be more difficult for the Fund to buy and sell significant amounts of such securities without unfavorable impact on prevailing market process. As a result, these securities may be difficult to dispose of at a fair price when the Adviser desires to do so. This may adversely affect the Funds ability to take advantage of other market opportunities or make dividend distributions.

Equity Securities of MLPs Risk. MLP common units, like other equity securities, can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards an issuer or certain market sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs, like the prices other equity securities, also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

RIC Qualification Risk. To qualify for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code (“Code”), the Fund must meet certain income source, asset diversification and annual distribution requirements. The Fund’s MLP investments may make it more difficult for the Fund to meet these requirements. The asset diversification requirements include a requirement that, at the end of each quarter of each taxable year, not more than 25% of the value of the Fund’s total assets is invested in the securities (including debt securities) of one or more qualified publicly traded partnerships. The Fund anticipates that the MLPs in which it invests will be qualified publicly traded partnerships. If the Fund’s MLP investments exceed this 25% limitation, due to portfolio activity, then the Fund would not satisfy the diversification requirements and could fail to qualify as a RIC. If, in any year, the Fund fails to qualify as a RIC for any reason, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of our distributions.

Mortgage-related and Other Asset-backed Securities Risk. In addition to general fixed-income instrument risks, mortgage-related and asset-backed securities are subject to extension risk and prepayment risk.

Extension Risk. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility.

Prepayment Risk. When interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities because borrowers may pay off their mortgages sooner than expected. In addition, the potential impact of prepayment on the price of asset-backed and mortgage-backed securities may be difficult to predict and result in greater volatility.

U.S. Government Security Risk. Some securities issued by U.S. Government agencies or government sponsored enterprises are not backed by the full faith and credit of the U.S. and may only be supported by the right of the agency or enterprise to borrow from the U.S. Treasury. There can be no assurance that the U.S. Government will always provide financial support to those agencies or enterprises.

Convertible Hedging Risk. If the market price of the underlying common stock increases above the conversion price on a convertible security, the price of the convertible security will increase. The Fund’s increased liability on any outstanding short position would, in whole or in part, reduce this gain.

Covered Call Writing Risk. As the writer of a covered call option on a security, the Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security, covering the call option above the sum of the premium and the exercise price of the call.

Portfolio security holdings disclosure

A description of the Funds’ policies and procedures in connection with the disclosure of portfolio security holdings of the Funds is available in the statement of additional information and on the Funds’ website, www.calamos.com.

80	CALAMOS FAMILY OF FUNDS

Fund Facts

Who manages the Funds?

The Funds’ investments are managed by CALAMOS ADVISORS LLC, 2020 Calamos Court, Naperville, IL. CALAMOS ADVISORS is an indirect subsidiary of CALAMOS ASSET MANAGEMENT, INC., whose voting shares are majority-owned by CALAMOS FAMILY PARTNERS, INC., which is controlled by John P. Calamos, Sr. and the Calamos family.

Subject to the overall authority of the board of trustees, CALAMOS ADVISORS provides continuous investment supervision and management to the Funds under a management agreement and also furnishes office space, equipment and management personnel. For these services, each Fund pays CALAMOS ADVISORS a fee based on its average daily net assets, which is accrued daily and paid on a monthly basis. The Funds paid fees (before any reimbursement) under the management agreement during the fiscal year ended October 31, 2013 in the following amounts as a percentage of their average net assets:

FUND	FISCAL YEAR ENDED OCTOBER 31, 2013
Calamos Growth Fund	0.83%
Calamos Opportunistic Value Fund	1.00%
Calamos Focus Growth Fund	1.00%
Calamos Discovery Growth Fund	1.00%
Calamos International Growth Fund	0.98%
Calamos Evolving World Growth Fund	1.10%
Calamos Global Equity Fund	0.98%
Calamos Growth and Income Fund	0.67%
Calamos Global Growth and Income Fund	0.97%
Calamos Convertible Fund	0.71%
Calamos Total Return Bond Fund	0.55%
Calamos High Income Fund	0.75%
Calamos Market Neutral Income Fund	0.68%
Calamos Long/Short Fund[1]	1.25%
Calamos Dividend Growth Fund[2]	1.00%
Calamos Mid Cap Growth Fund[2]	1.00%
Calamos Emerging Market Equity Fund[3]	N/A

1	Period from commencement of operations June 3, 2013

2	Period from commencement of operations August 5, 2013

3	Commencement of operations was after October 31, 2013, therefore the Fund does not have any data to report.

For the International Growth Fund and the Global Equity Fund, the fee payable under the management agreement is determined by calculating a base fee and applying a performance adjustment, as described in further detail below. The payment and calculation of the performance adjustment is subject to the ultimate supervision of the board of trustees. The base fee is at the annual rate of 1.00% on the first $500 million, 0.95% on the next $500 million, 0.90% on the next $5 billion (over $1 billion to $6 billion), 0.88% on the next $5 billion (over $6 billion to $11 billion), 0.86% on the next $5 billion (over $11 billion to $16 billion), 0.84% on the next $5 billion (over $16 billion to $21 billion), 0.82% on the next $5 billion (over $21 billion to $26 billion), and 0.80% on average daily net assets in excess of $26 billion.

For the International Growth Fund, the performance adjustment equally increases or decreases the management fee, on a monthly basis, by  1/12 of 0.03% of the Fund’s average daily net assets over the performance measurement period for each full 1% increment amount by which the Fund outperforms or underperforms the MSCI EAFE Growth Index over the performance measurement period on an annualized basis. For the Global Equity Fund, the performance adjustment equally increases or decreases the fee, on a monthly basis, by  1/12 of 0.03% of the Fund’s average daily net assets over the performance measurement period for each full 1% increment amount by which the Fund outperforms or underperforms the MSCI World Index over the performance measurement period on an annualized basis. The maximum monthly performance adjustment for each Fund is plus or minus  1/12 of 0.30% of the Fund’s average daily net assets during the performance measurement period.

PROSPECTUS	|	March 1, 2014	81

Fund Facts

The performance adjustment rate is calculated by comparing each Fund’s NAV per Class I share to the performance of its respective Index over the performance measurement period. The performance measurement period for the International Growth Fund began at the start of the first full month of operation (April 1, 2005) and includes the trailing 36 months. The performance measurement period for the Global Equity Fund began at the start of the first full month of operation (March 1, 2007) and includes the trailing 36 months. Prior to February 1, 2008, only the base fee was payable, and there was no performance adjustment. Commencing in February 2008, the base fee was subject to adjustment based on the performance of the Fund’s Class I shares relative to that of the MSCI World Index over the 12 calendar months ended February 29, 2008. For each succeeding month through February 2010, the performance measurement period increased by one month, and thereafter the performance measurement period became the trailing 36 months.

Because the performance adjustment is tied to the Fund’s performance relative to that of the Index (and not to its absolute performance), the performance adjustment could increase the fee payable to CALAMOS ADVISORS even if the Fund’s shares lose value during the performance measurement period and could decrease that fee even if the Fund’s shares increase in value during the performance measurement period. For purposes of computing the base fee and the performance adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the base fee, versus average daily net assets during the performance measurement period for the performance adjustment). Fund performance is calculated net of expenses, whereas the Index does not bear any fees or expenses. Reinvestment of dividends and distributions are included in calculating the performance of both the Fund and the Index. The base fee is calculated and accrued daily. The performance adjustment is calculated monthly in arrears and is accrued evenly each day throughout the month. The management fee is paid monthly in arrears. If the board of trustees determines that another index is appropriate for the Fund, it may designate a successor index to be substituted for the Index, subject to approval by shareholders.

CALAMOS ADVISORS has contractually agreed to limit the annual ordinary operating expenses of the Growth Fund, Evolving World Growth Fund, Growth and Income Fund, Global Growth and Income Fund, Convertible Fund, High Income Fund and Market Neutral Income Fund as a percentage of the average net assets of the particular class of shares, to 1.50% for Class I shares and 2.00% for Class R shares. For purposes of this agreement, operating expenses do not include dividend expense on short positions. This agreement is binding on CALAMOS ADVISORS through March 31, 2015 for each Fund.

CALAMOS ADVISORS has contractually agreed to limit the annual ordinary operating expenses of the Opportunistic Value Fund and the Focus Growth Fund as a percentage of the average net assets of the particular class of shares, to 0.90% for Class I shares and 1.40% for Class R shares. For purposes of this agreement, operating expenses do not include dividend expense on short positions. This agreement is binding on CALAMOS ADVISORS through March 31, 2015 for each Fund.

CALAMOS ADVISORS has contractually agreed to limit the annual ordinary operating expenses of the International Growth Fund and Global Equity Fund as a percentage of the average net assets of the particular class of shares, to 1.15% for Class I shares and 1.65% for Class R shares, provided that such limitations for any period will be adjusted upward or downward by the performance adjustment for the period. For example, a 0.10% upward adjustment to the management fee would mean that CALAMOS ADVISORS would reimburse Fund expenses so that total annual fund operating expenses are limited to 1.25% and 1.75% for Class I shares and Class R shares, respectively. For purposes of this agreement, operating expenses do not include dividend expense on short positions. This agreement is binding on CALAMOS ADVISORS through March 31, 2015 for each Fund.

CALAMOS ADVISORS has contractually agreed to limit the annual ordinary operating expenses of Discovery Growth Fund, as a percentage of the average net assets of the particular class of shares, to 1.25% for Class I shares and 1.75% for Class R shares. For purposes of this agreement, operating expenses do not include dividend expenses on short positions. This agreement is binding on CALAMOS ADVISORS through March 31, 2015. This agreement is not terminable by either party.

CALAMOS ADVISORS has contractually agreed to limit the annual ordinary operating expenses of Total Return Bond Fund as a percentage of the average net assets of the particular class of shares, to 0.65% for Class I shares and 1.15% for Class R shares. For purposes of this agreement, operating expenses do not include dividend expenses on short positions. This agreement is binding on CALAMOS ADVISORS through March 31, 2015. This agreement is not terminable by either party.

CALAMOS ADVISORS has contractually agreed to limit the annual ordinary operating expenses of Long/Short Fund as a percentage of the average net assets of the particular class of shares, to 1.75% for Class I shares and 2.25% for Class R shares. For purposes of

82	CALAMOS FAMILY OF FUNDS

Fund Facts

this agreement, operating expenses do not include dividend expenses on short positions. This agreement is binding on CALAMOS ADVISORS through March 31, 2015. This agreement is not terminable by either party.

CALAMOS ADVISORS has contractually agreed to limit the annual ordinary operating expenses of Dividend Growth Fund as a percentage of the average net assets of the particular class of shares, to 1.10% for Class I shares and 1.60% for Class R shares. For purposes of this agreement, operating expenses do not include dividend expenses on short positions. This agreement is binding on CALAMOS ADVISORS through March 31, 2015. This agreement is not terminable by either party.

CALAMOS ADVISORS has contractually agreed to limit the annual ordinary operating expenses of Mid Cap Growth Fund as a percentage of the average net assets of the particular class of shares, to 1.00% for Class I shares and 1.50% for Class R shares. For purposes of this agreement, operating expenses do not include dividend expenses on short positions. This agreement is binding on CALAMOS ADVISORS through March 31, 2015. This agreement is not terminable by either party.

CALAMOS ADVISORS has contractually agreed to limit the annual ordinary operating expenses of the Emerging Market Equity Fund, as a percentage of the average net assets of the particular class of shares, to 1.50% for Class A shares and 2.00% for Class C shares. For purposes of this expense limitation agreement, operating expenses do not include dividend expenses on short positions. This expense limitation agreement is binding on CALAMOS ADVISORS through March 31, 2015. This agreement is not terminable by either party.

On June 21, 2013 the board of trustees unanimously approved the renewal of the management agreement for each Fund, except Long/Short Fund, Dividend Growth Fund, Mid Cap Growth Fund and Emerging Market Equity Fund. On March 15, 2013 for Long/Short Fund and on June 21, 2013, for the Dividend Growth Fund and Mid Cap Growth Fund, the board of trustees unanimously approved the management agreement for each Fund. A discussion regarding the basis for the approval by the board of trustees of the management agreement for the Funds, except the Emerging Market Equity Fund, is included in the Funds’ annual report to shareholders for the fiscal year ended October 31, 2013. On December 19, 2013, the board of trustees unanimously approved the management agreement for the Emerging Market Equity Fund. A discussion regarding the basis for the approval by the board of trustees of the management agreement for the Emerging Market Equity Fund will be included in the Fund’s semi-annual report to shareholders for the fiscal period ending April 30, 2014.

Portfolio Managers

John P. Calamos, Sr. During the past five years, John P. Calamos, Sr. has been President and Trustee of the Calamos Investment Trust (“Trust”) and Chairman, CEO and Global Co-CIO of CALAMOS ADVISORS as of August 31, 2012, prior thereto he was Chairman, CEO and Co-CIO of CALAMOS ADVISORS and its predecessor company.

Gary D. Black. Gary D. Black became the Executive Vice President and Global Co-CIO of CALAMOS ADVISORS as of August 31, 2012. Mr. Black served as Chief Executive Officer and Chief Investment Officer, and was a Founding Member of Black Capital LLC from July 2009 until August 2012, prior thereto, Mr. Black served as Chief Executive Officer of Janus Capital Group from January 2006 through July 2009.

Nick Niziolek. Nick Niziolek joined CALAMOS ADVISORS in March 2005 and has been a Co-Portfolio Manager, Co-Head of Research since August 2013. Between March 2013 and August 2013 he was a Co-Portfolio Manager. Between March 2005 and March 2013 he was a senior strategy analyst.

Jeff Scudieri. Jeff Scudieri joined CALAMOS ADVISORS in 1997 and has been a Co-Portfolio Manager, Co-Head of Research since August 2013. Previously, he was a Co-Head of Research and Investments from July 2010 to August 2013. Prior thereto he was a senior strategy analyst between September 2002 and July 2010.

Jon Vacko. Jon Vacko joined CALAMOS ADVISORS in 2000 and has been a Co-Portfolio Manager, Co-Head of Research since August 2013. Previously, he was a Co-Head of Research and Investments from July 2010 to August 2013. Prior thereto he was a senior strategy analyst between July 2002 and July 2010.

John P. Calamos, Jr. John P. Calamos, Jr., Co-Portfolio Manager of CALAMOS ADVISORS joined the firm in 1985 and has held various senior investment positions since that time.

PROSPECTUS	|	March 1, 2014	83

Fund Facts

Dennis Cogan. Dennis Cogan joined CALAMOS ADVISORs in March 2005 and since March 2013 is a Co-Portfolio Manager. Between March 2005 and March 2013 he was a senior strategy analyst.

Christopher Hartman. Christopher Hartman joined CALAMOS ADVISORs in February 1997 and since March 2013 is a Co-Portfolio Manager. Between May 2001 and March 2013 he was a senior strategy analyst.

John Hillenbrand. John Hillenbrand joined CALAMOS ADVISORs in 2002 and since March 2013 is a Co-Portfolio Manager. Between August 2002 and March 2013 he was a senior strategy analyst.

Jeremy Hughes. Jeremy Hughes joined CALAMOS ADVISORs in June 2013 as a Co-Portfolio Manager. Prior thereto, Mr. Hughes was a Vice President and Senior High Yield Portfolio Manager at Aviva Investors since 2008.

Steve Klouda. Steve Klouda joined CALAMOS ADVISORs in 1994 and has been a Co-Portfolio Manager since March 2013. Between July 2002 and March 2013 he was a senior strategy analyst.

Christopher Langs. Christopher Langs joined CALAMOS ADVISORs in June 2013 as a Co-Portfolio Manager. Prior thereto, Mr. Langs was a Vice President and Senior High Yield Portfolio Manager at Aviva Investors since 2006.

Brendan Maher. Brendan Maher joined CALAMOS ADVISORs in September 2012 and has been a Co-Portfolio Manager since March 2013. Between September 2012 and March 2013 he was a senior strategy analyst. Previously, Mr. Maher served as a Senior Research Analyst at Black Capital from March 2011 until September 2012. Prior thereto Mr. Maher was a Founding Partner in Savannah-Baltimore Capital Management, LLC from 2004 to 2011.

Jeff Miller. Jeff Miller joined CALAMOS ADVISORs in July 2012 and has been a Co-Portfolio Manager since March 2013. Between July 2012 and March 2013 he was a senior strategy analyst, Value Team. Prior thereto he was Portfolio Manager and President of Value Equities at American Independence Financial Services LLC.

Eli Pars. Eli Pars joined CALAMOS ADVISORS in May 2013 as a Co-Portfolio Manager. Previously, he was a Portfolio Manager at Chicago Fundamental Investment Partners from February 2009 until November 2012. Prior thereto, Mr. Pars was President at Mulligan Partners LLC from October 2006 until February 2009.

Matthew Dveirin. Matthew Dveirin joined CALAMOS ADVISORs in July 2013 as a Co-Portfolio Manager. Prior thereto, Mr. Dveirin was a Senior Research Analyst at Clovis Capital Management, LP since 2006.

Ariel Fromer. Ariel Fromer joined CALAMOS ADVISORs in July 2012 and has been a Co-Portfolio Manager since March 2013. Between July 2012 and March 2013 she was a senior strategy analyst, Value Team. Prior thereto she was Portfolio Manager and President of Value Equities at American Independence Financial Services LLC.

Daniel Fu. Daniel Fu joined CALAMOS ADVISORs in September 2012 as a Co-Portfolio Manager. Mr. Fu previously was a Vice President and Senior Analyst at Peconic Partners, a long/short equity hedge fund, where he focused on the consumer/ retail sector with a secondary focus in the internet/technology sector. Previously, Mr. Fu was an Investment Analyst at Citi Principal Strategies, a long/short equity fund from 2010 to 2011. Prior to Citi Principal Strategies, he was with Citigroup Investment Research from 2006 to 2010.

David Kalis. David Kalis joined CALAMOS ADVISORS in February 2013 and has been a Co-Portfolio Manager since March 2013. Previously, he was a Managing Partner at Charis Capital Management LLC from 2010 until 2013. Prior thereto, Mr. Kalis was Senior Vice President, Institutional Asset Management Group at Northern Trust Global Investments from 2006 to 2009.

Tammy Miller. Tammy Miller joined CALAMOS ADVISORS in July 2012 and has been a Co-Portfolio Manager since March 2013. Between July 2012 and March 2013 she was a senior strategy analyst, Value Team. Prior thereto she was Vice President of Research at American Independence Financial Services LLC.

Michael Roesler. Michael Roesler joined CALAMOS ADVISORS in February 2014 as a Co-Portfolio Manager. Previously, he was a Lead Technology Sector Analyst for Small/Mid/Large/All Cap Growth Funds at Oak Ridge Investments since 2010. Prior thereto, Mr. Roesler was a Senior Equity Analyst Small and Mid Cap Growth Funds at Northern Trust Global Investments from 2008 to 2010.

84	CALAMOS FAMILY OF FUNDS

Fund Facts

Himanshu Sheth. Himanshu Sheth joined CALAMOS ADVISORS in September 2012 as a Co-Portfolio Manager. Previously, he was a sector head at Black Capital since 2011. Prior to joining Black Capital, Mr. Sheth was a principal and key member of the investment team at JAI Capital Management, a long/short equity hedge fund, where he focused on the energy, materials, and industrials sectors from 2009 to 2011. Previously, Mr. Sheth was a research analyst at One East Partners from 2007 to 2009.

Naveen Yalamanchi. Naveen Yalamanchi joined CALAMOS ADVISORS in September 2012 as a Co-Portfolio Manager. Previously, he was a sector head at Black Capital since 2011. Prior to joining Black Capital, Dr. Yalamanchi was a health care portfolio manager at RTW Funds, where he managed a long/short health care sleeve of the portfolio from 2010 to 2011. Prior thereto, Dr. Yalamanchi was a senior health care analyst at Millennium Partners in 2009 and at Davidson Kempner Capital Management from 2006 through 2008, where he focused on long and short opportunities across all health care subsectors.

Jason Hill. Jason Hill joined CALAMOS ADVISORS in March 2004 as a Portfolio Administrator and since August 2013 serves as a Senior Strategy Analyst.

The Funds’ statement of additional information provides additional information about the team leaders, including other accounts they manage, their ownership in the CALAMOS FAMILY OF FUNDS and their compensation.

Team Approach to Management. CALAMOS ADVISORS employs a team approach to portfolio management, led by the Global Co-CIOs and comprised generally of the Global Co-CIOs and Co-Portfolio Managers. The Global Co-CIOs and Co-Portfolio Managers are supported by and lead a team of investment professionals whose valuable contributions create a synergy of expertise that can be applied across many different investment strategies. Co-Portfolio Managers are supported by a team of sector analysts making recommendations based upon rigorous fundamental research.

CALAMOS ADVISORs has an Investment Committee (“Investment Committee”) that performs the following functions:

•	Establishment of top-down global macroeconomic views

•	Discussion of sector, thematic and geographic positioning across strategies

•	Oversight of risk management across strategies

•	Monitoring and evaluation of investment performance

•	Evaluation and recommendation of enhancements to the investment process

The Investment Committee operates as a team and consists of our Global Co-CIOs, who will lead the Committee, and a select group of senior investment professionals. Other members of the investment team will also participate in Committee meetings in connection with specific investment related issues or topics as deemed appropriate. Membership of the Investment Committee may be modified to ensure we adapt to dynamic economic, capital market and investment environments as well as incorporate diverse views into our investment process.

John P. Calamos, Sr. and Gary D. Black, Global Co-CIOs of CALAMOS ADVISORs, generally focus on firm-wide risk management and the top-down approach of diversification by country and industry sector and macro-level investment themes. As Global Co-CIOs, Messrs. John P. Calamos, Sr. and Gary D. Black direct the team’s focus on the macro themes upon which the portfolio’s strategy is based. For all Funds except Opportunistic Value Fund and Dividend Growth Fund, the team, as a whole, implements the investment strategies, under the general direction and supervision of the Global Co-CIOs and the Co-Portfolio Managers. John P. Calamos, Sr. and Gary D. Black are responsible for the day-to-day management of the team, bottom-up research efforts and strategy implementation. Nick Niziolek, Jon Vacko, Jeff Scudieri, John P. Calamos, Jr., Dennis Cogan, Christopher Hartman, John Hillenbrand, Jeremy Hughes, Steve Klouda, Christopher Langs, Brendan Maher, Jeff Miller, Eli Pars, Matthew Dveirin, Daniel Fu, Ariel Fromer, David Kalis, Tammy Miller, Michael Roesler, Himanshu Sheth, and Naveen Yalamanchi are each Co-Portfolio Managers and Jason Hill is a Senior Strategy Analyst for the Funds for which each has been so designated. Collectively Mr. Miller, Ms. Fromer and Ms. Miller are referred to as (the “Value Team”). With regard to the Dividend Growth and Opportunistic Value Funds, the Investment Committee, headed by Messrs. John Calamos, Sr. and Gary D. Black, will direct the team’s focus on the macro themes upon which the portfolio’s strategy is based. However, the Value Team will be responsible for the day-to-day management of the portfolio, including buy and sell decisions of underlying investments, and will implement the investment strategies, under the general direction and supervision of the Global Co-CIOs.

PROSPECTUS	|	March 1, 2014	85

Fund Facts

Supplemental Performance

Prior to joining CALAMOS ADVISORs in July 2012, Mr. Miller was Portfolio Manager and President of Value Equities at American Independence Financial Services LLC. Mr. Miller, Ms. Fromer and Ms. Miller (“Value Team”) were primarily responsible for the management of the American Independence Stock Fund (“Stock Fund”) (IFCSX; ISFSX; ISISX) from May 1, 2007 until June 30, 2012. Performance prior to May 1, 2007 is not attributable to Mr. Miller or the Value Team. The Stock Fund’s investment objective is and was long-term capital appreciation. During the relevant period, it used a value oriented approach to selecting stock by identifying stocks that it considered undervalued. The Opportunistic Value Fund’s investment objective is long-term capital growth. In pursuing its objective the fund seeks out stocks that, in the investment adviser’s opinion, are undervalued according to certain financial measurements of their intrinsic value. The performance information does not represent the performance of the Opportunistic Value Fund, nor does it guarantee or indicate future performance. As of the February 29, 2012 Stock Fund prospectus, the total annual expenses of the Stock Fund were higher than those of the Opportunistic Value Fund . The total annual expenses for the Stock Fund, after fee waivers and reimbursements, were 1.49% for class A, 2.18% for class C and 1.18% for the Institutional class.

The following supplemental performance information sets forth average annual total return information for the Stock Fund. The performance takes into account, among other things, fees and expenses, investment limitations and tax considerations of the Stock Fund that may be different from the Opportunistic Value Fund . All returns of the Stock Fund presented below are calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses during the applicable period. The supplemental performance information has not been audited.

Performance of the American Independence Stock Fund for the period during which it was advised by the Value Team, May 1, 2007 to June 30, 2012.

Average Annual Total Return as of June 30, 2012
	ONE YEAR	THREE YEARS	FIVE YEARS	SINCE INCEPTION*
American Independence Stock Fund — Class A
At NAV	-0.82%	13.10%	2.24%	2.61%
With 5.75% Sale Charge	-6.55%	10.90%	1.04%	1.44%
American Independence Stock Fund — Class C
1.00% CDSC	-2.49%	12.31%	N/A	2.47%
American Independence Stock Fund — Institutional Class	-0.48%	13.46%	2.64%	3.01%
Russell 1000 Value Index	3.01%	15.80%	-2.19%	-1.90%

*	For Class A and I shares, the Value Team began managing the Stock Fund on 5/1/07 and the since inception date reflect returns for the time period described. The Class C shares of the Stock Fund did not commence operations until September 24, 2007.

What classes of shares do the Funds offer?

This prospectus offers two classes of shares of each Fund: Class I and Class R shares. Class A, Class B and Class C shares, which have different expense structures, are offered by a separate prospectus. The different classes of Fund shares are investments in the same portfolio of securities, but each class of shares has different expenses and will likely have different NAVs. The main difference between Class I and Class R shares lies primarily in their distribution and service fees. Class R shares bear an aggregate distribution and service fee of 0.50% of average net assets, while Class I shares do not bear distribution or service fees.

Class I shares

The offering price for Class I shares is the NAV per share with no initial sales charge. There is no contingent deferred sales charge nor distribution or service fees with respect to Class I shares.

Class I shares are offered primarily for direct investment by investors through certain tax-exempt retirement plans (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans) and by institutional clients, provided such plans or clients have assets of at least $1 million. Class I shares may also be offered to certain other entities or programs, including, but not limited to, investment companies, under certain circumstances.

86	CALAMOS FAMILY OF FUNDS

Fund Facts

The minimum initial investment required to purchase each Fund’s Class I shares is $1 million. There is no minimum subsequent investment requirement. Each Fund may waive the minimum initial investment of $1 million at its sole discretion. The minimum initial investment is waived for current or retired trustees of the Trust, Calamos Asset Management, Inc. and its subsidiaries, officers, employees and their immediate family members, including a spouse, child, stepchild, parent, step parents, sibling, grandchild and grandparent, in each case including in-law and adoptive relationships. It is also waived for clients of CALAMOS ADVISORS or an affiliate thereof who acquire shares of a Fund made available through a mutual fund asset allocation program offered by CALAMOS ADVISORS or an affiliate thereof. Also, the minimum initial investment for Class I shares may be waived or reduced at the discretion of CALAMOS FINANCIAL SERVICES LLC (“CFS”), the Funds’ distributor, including waivers or reductions for purchases made through certain registered investment advisers and qualified third party platforms.

As a result of the relatively lower expenses for Class I shares, the level of income dividends per share (as a percentage of NAV) and, therefore, the overall investment return, will typically be higher for Class I shares than for Class A, Class B, Class C or Class R shares.

Class R shares

The offering price for Class R shares is the NAV per share with no initial sales charge. There is no contingent deferred sales charge for Class R shares. However, each Fund pays an aggregate distribution and service fee at the annual rate of 0.50% of average net assets. Class R shares may only be purchased through certain tax-exempt retirement plans held in plan level or omnibus accounts, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans. There is no minimum initial investment requirement for Class R shares.

Money market fund

If you wish to exchange your Class I shares of any Fund for shares of a money market fund, you may exchange them for Class I shares of the Fidelity Institutional Money Market-Prime Money Market Portfolio (“Fidelity Prime Money Market Fund Shares”).

Fidelity Prime Money Market Fund Shares are offered by a separate prospectus and are not offered by the Funds. You may at any time exchange your Fidelity Prime Money Market Fund Shares back into shares of the equivalent class of the CALAMOS FAMILY OF FUNDS. However, should you redeem (and not exchange) your Fidelity Prime Money Market Fund Shares, you would pay any applicable contingent deferred sales charge. For a prospectus and more complete information on Fidelity Prime Money Market Fund Shares, including management fees and expenses, please call 800.582.6959. Please read the prospectus relating to Fidelity Prime Money Market Fund Shares carefully.

Closed Fund Policies

Each Fund reserves the right to modify the extent to which sales of shares are limited and may, in its sole discretion, permit purchases of shares where, in the judgment of management, such purchases do not have a detrimental effect on the portfolio management of the Fund or its Shareholders. Notwithstanding the forgoing, each Fund continues to reserve the right to reject any order for the purchase of shares in whole or in part for any reason, and to suspend the sale of shares to the public in response to conditions in the securities markets or otherwise.

How can I buy shares?

If you participate in a tax-exempt retirement plan, you may purchase Class I shares or Class R shares by contacting your plan’s administrator, whose contact information is available through your employer’s human resources department. If you are an institutional client, you may purchase Class I shares either directly or through an authorized dealer.

The offering price for shares will be based on the NAV per share next computed after receipt by the Funds’ transfer agent of your purchase order in good form on any day the New York Stock Exchange (the “NYSE”) is open for trading. Generally, if you place your order by 4:00 p.m. Eastern time, you will receive that day’s offering price. Orders placed after 4:00 p.m. Eastern time will receive the following business day’s offering price.

We generally do not sell Fund shares to investors residing outside the U.S., Puerto Rico, Guam and the U.S. Virgin Islands, even if they are U.S. citizens or lawful permanent residents of the U.S. We will sell shares to investors residing outside the U.S. if they have U.S. military APO or FPO addresses.

PROSPECTUS	|	March 1, 2014	87

Fund Facts

Each purchase of shares is confirmed by a written statement mailed to the shareholder, without issuance of share certificates.

By mail

You may purchase shares of a Fund by sending a check payable to the CALAMOS FAMILY OF FUNDS, along with a completed account application to the Fund’s transfer agent: U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201. A subsequent investment may be made by detaching the stub from your account statement and sending it with your check in the envelope provided with your statement. All checks must be drawn on a U.S. bank in U.S. funds. A Fund will not accept cashier’s checks in amounts less than $10,000. To prevent check fraud, the Funds will not accept Treasury checks, credit card checks, traveler’s checks, starter checks or checks written by third parties for the purchase of shares. A Fund also will not accept money orders, post-dated checks, post-dated online bill pay checks, or conditional orders for the purchase of shares. A $25 charge will be imposed if any payment submitted for investment is returned, and the investor may be responsible for any loss sustained by the Fund. If you purchase shares by check or by electronic funds transfer via the Automatic Clearing House (“ACH”) Network, and redeem them shortly thereafter, payment may be delayed until the transfer agent is reasonably assured that the check or purchase by ACH has been collected, which may take 15 days.

Please do not mail letters by overnight delivery service or registered mail to the Post Office Box address. The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase orders does not constitute receipt by the transfer agent of the Fund.

By telephone

Once you have established an account, you may make subsequent purchases of $50 or more over the telephone by debiting your bank account. To electronically debit your bank account, you must hold your account at a financial institution that is an ACH member. The Funds will initiate most electronic transfers from your bank account to pay for the share purchase within that same business day. To permit telephone purchases, your account must be open for 15 calendar days, and you must have authorized telephone purchases on your account application. Call us at 800.582.6959 to purchase shares by telephone or to obtain an account application with the telephone purchase option. If you did not authorize telephone purchases on your original account application, you may request telephone purchases by submitting a request to the Funds’ transfer agent, in writing along with a voided check, at U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201.

The Funds may modify or terminate the ability to purchase shares by telephone at any time, or from time to time, without notice to shareholders. If your order to purchase shares of a Fund is canceled because your electronic transfer does not clear, you will be charged a $25 service fee, and you will be responsible for any resulting loss incurred by the Fund. The Funds and their transfer agent will be liable for losses resulting from unauthorized telephone purchases only if the Funds do not follow reasonable procedures designed to verify the identity of the caller. You should immediately verify your trade confirmations when you receive them. If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.

By wire

You may purchase shares by wiring funds from your bank. To open an account by wire, a completed account application is required before your wire can be accepted. You may mail or deliver by overnight mail your account application to the transfer agent. Upon receipt of your completed application, the transfer agent will establish an account for you. Your bank must include the name of the Fund you are purchasing, your account number, and your name so that monies can be correctly applied. Your bank should transmit funds by wire to:

U.S. Bank, N.A.

777 East Wisconsin Avenue

Milwaukee, WI 53202

ABA #075000022

88	CALAMOS FAMILY OF FUNDS

Fund Facts

Credit:

U.S. Bancorp Fund Services, LLC

Account #112-952-137

Further Credit:

(name of Fund to be purchased)

(account registration)

(account number)

Before sending any wire, please advise the transfer agent of your intent to wire funds. Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing. Federal fund purchases will be accepted only on a day on which the Fund and the custodian are open for business. The Fund and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

By exchange

You may exchange Class I shares and Class R shares of any Fund for Class I shares and Class R shares, respectively, of another Fund in the CALAMOS FAMILY OF FUNDS with no sales charge. In addition, you may exchange Class I Fidelity Prime Money Market Fund Shares for Class I shares of any Fund, provided you meet the eligibility requirements for Class I shares. See “Money market fund” above.

Holders of Class A shares issued by Funds in the CALAMOS FAMILY OF FUNDS may exchange their Class A shares for Class I shares provided that they: (1) hold their shares through an institution that has a valid Class I sales agreement with CFS authorizing such an exchange; and (2) are eligible to invest in Class I shares in accordance with the criteria set forth in this prospectus. Any such exchange is subject to the Funds’ discretion to accept or reject the exchange. No sales charges or other charges will apply to any such exchange, including any contingent deferred sales charge that would otherwise apply to the redemption within two years of purchase of Class A shares originally purchased at net asset value pursuant to the $1,000,000 purchase order privilege. For federal income tax purposes, a same-Fund exchange will generally not result in the recognition by the investor of a capital gain or loss. However, investors should consult their own tax or legal adviser to discuss their particular circumstances. Class A shareholders should contact their financial institution for information on the availability of Class I shares, and should read and consider this prospectus before any such exchange.

Certain Class C shareholders may be eligible to exchange their shares for Class I shares in the same fund, provided that they: (1) hold their shares through an institution that has a valid Class I sales agreement with CFS authorizing such an exchange; and (2) are otherwise eligible to invest in Class I shares through their financial institution in accordance with the criteria set forth in the Class I shares prospectus. In addition, shareholders must have held the Class C shares being exchanged for a minimum of one year from the date of purchase of those shares. Generally, shareholders will not recognize a gain or loss for federal income tax purposes upon such an exchange. Investors should contact their financial intermediary to learn more about the details of this privilege, and should read and consider the Class I shares prospectus before any such exchange. Each such exchange is subject to the discretion of the Trust to accept or reject the exchange.

The registration of the account to which you are making an exchange must be exactly the same as that of the account from which the exchange is made, and the amount you exchange must meet any applicable minimum investment of the Fund being purchased. You may exchange your shares by writing to us at the CALAMOS FAMILY OF FUNDS, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201. If you have authorized telephone exchange on your account application, you may also exchange your shares by calling us at 800.582.6959. An exchange may also be made by instructing your financial advisor, who will communicate your instruction to us. An exchange transaction generally is considered a sale and purchase of shares for federal income tax purposes and may result in capital gain or loss.

The exchange privilege is not intended as a vehicle for short-term or excessive trading. Excessive or short-term exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. Accordingly, a Fund may suspend or permanently terminate the exchange privileges of any investor who appears to be engaged in short-term or excessive trading. Although an investor may be precluded from utilizing the exchange privilege, an investor’s ability to redeem shares of a Fund for cash will not be affected.

PROSPECTUS	|	March 1, 2014	89

Fund Facts

How can I sell (redeem) shares?

If you participate in a tax-exempt retirement plan, you may redeem Class I shares or Class R shares by contacting your plan’s administrator, whose contact information is available through your employer’s human resources department. If you are an institutional client, you may redeem Class I shares either directly or through an authorized dealer.

Once your instruction to sell shares of a Fund has been received, you may not cancel or revoke your request. It is, therefore, very important that you call us if you have any questions about the requirements for selling shares before submitting your request.

Through your broker-dealer (certain charges may apply)

Shares held for you in your broker-dealer’s name must be sold through the broker-dealer.

By writing to the Funds’ transfer agent

When your shares are held for you by the Funds’ transfer agent, you may sell your shares by sending a written request to: U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201. Your redemption request must:

1.	specify the Fund, your account number and the number of shares or dollar amount to be redeemed, if less than all shares are to be redeemed;

2.	be signed by all owners exactly as their names appear on the account; and

3.	for each signature on the redemption request, include a signature guarantee, if necessary.

Certain types of accounts, such as a trust, corporate, nonprofit or retirement account, may require additional documentation for their redemption requests to be deemed to be in good order. In the case of shares held by a corporation, the redemption request must be signed in the name of the corporation by an officer whose title must be stated, and a certified bylaw provision or resolution of the board of directors authorizing the officer to so act may be required. In the case of a trust or partnership, the signature must include the name of the registered shareholder and the title of the person(s) signing on its behalf. Under certain circumstances, before shares can be redeemed, additional documents may be required in order to verify the authority of the person seeking to redeem.

Please do not mail letters by overnight delivery service or registered mail to the Post Office Box address. The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of redemption requests does not constitute receipt by the transfer agent of the Fund.

By telephone

Unless telephone redemption was declined on your account application, you may redeem your shares by telephone and have proceeds sent by check to your address of record. With the telephone redemption option, you may sell up to $50,000 worth of shares on any day. You may not redeem by telephone shares held in an IRA account or in an account for which you have changed the address within the preceding 30 days.

If you want redemption proceeds sent to your bank account by either wire transfer (at a current cost of $15 per transfer), or electronic funds transfer via the ACH Network at no cost, you must have selected these alternate payment types on the application. If you have authorized telephone redemptions on your original account application, but would like to change the predetermined bank to which proceeds are sent, please submit your request in writing with a signature guarantee, or other acceptable form of authentication from a financial institution source, along with a voided check for the new bank account. Only member banks may transmit funds via the ACH network.

If you declined telephone redemptions on your original account application, you may request the telephone redemption privilege at a later date by submitting a request in writing, which may require a signature guarantee or other acceptable form of authentication from a financial institution source. Please send your request along with a voided check to have proceeds deposited directly into your bank account to U.S. Bancorp Fund Services, LLC, P. O. Box 701, Milwaukee, WI 53201.

90	CALAMOS FAMILY OF FUNDS

Fund Facts

To redeem shares from your account by telephone, call 800.582.6959. To reduce the risk of fraudulent instruction and to ensure that instructions communicated by telephone are genuine, the Funds will send your redemption proceeds only to the address or bank/brokerage account as shown on their records. The Funds also may record a call, request more information and send written confirmation of telephone transactions. The Funds and their transfer agent will be liable for losses from unauthorized telephone instructions only if the Funds do not follow reasonable procedures designed to verify the identity of the caller. Please verify the accuracy of each telephone transaction as soon as you receive your confirmation statement. If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.

During periods of volatile economic and market conditions, you may have difficulty making a redemption request by telephone, in which case you should make your redemption request in writing.

By wire

Broker-dealers or other sales agents may communicate redemption orders by wire to the Funds’ transfer agent. There is no limit on redemption proceeds sent by wire.

By exchange

You may redeem all or any portion of your shares of a Fund and use the proceeds to purchase shares of any of the other Funds in the CALAMOS FAMILY OF FUNDS or Fidelity Prime Money Market Fund Shares if your signed, properly completed application is on file. An exchange transaction generally is considered a sale and purchase of shares for federal income tax purposes and may result in capital gain or loss. See “How can I buy shares? — By exchange” for more information about the exchange privilege.

Medallion Signature Guarantee (“MSG”) Program

A MSG is required to redeem shares in the following situations:

•	If ownership is being changed on your account;

•	When redemption proceeds are payable or sent to any person, address or bank account not on record;

•	Written requests to wire redemption proceeds (if not previously authorized on the account);

•	If a change of address was received by the Funds’ transfer agent within the last 30 calendar days;

•	For all redemptions in excess of $50,000 from any shareholder account.

In addition to the situations described above, the Funds and the Funds’ transfer agent reserve the right to require the MSG in other instances based on the circumstances relative to the particular situation. A MSG is designed to protect shareholders and the funds from fraud by verifying signatures.

The MSG must be obtained from a financial institution that is a participant in the MSG program. You can obtain a signature guarantee from most domestic banks, brokers, dealers including CFS, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). When obtaining a MSG please discuss with the guarantor the dollar amount of your proposed transaction. It is important that the level of coverage provided by the guarantor’s stamp covers the dollar amount of the transaction or it may be rejected. An assertion or attestation by a notary public is not a MSG and will not be accepted in place of a MSG.

Non-financial transactions including establishing or modifying certain services on an account may require a signature guarantee, signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source. The Funds reserve the right to waive any signature requirement at their discretion.

Redemption-in-kind

The Funds reserve the right to pay all or part of a redemption request through an in-kind payment (in the form of securities or other assets instead of cash) if the Adviser reasonably believes that a cash redemption would negatively affect a Fund’s operation or performance or that the redeeming shareholder may be engaged in market timing, frequent trading or other activity disruptive to portfolio management. Shares normally will be redeemed for cash, although each Fund retains the right to redeem some or all

PROSPECTUS	|	March 1, 2014	91

Fund Facts

of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, each Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the net assets of that Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in liquid portfolio securities rather than cash. If that occurs, the redeeming shareholder might incur brokerage and/or other transaction costs to convert the securities to cash.

Processing time

The Funds will send your redemption proceeds to you by check to the address of record or by wire to a predetermined bank or brokerage account. Redemption proceeds paid by wire will normally be sent on the next business day after receipt of the redemption request. The cost of the wire (currently $15) will be deducted from the redemption proceeds if you are redeeming all of your shares or only a specific number of shares. If you are redeeming a specific dollar amount, the wire fee will be deducted from the remaining balance in the account. You may also have proceeds sent directly to a predetermined bank or brokerage account via electronic funds transfer through the ACH Network if your bank or brokerage firm is an ACH member. There is no charge for an electronic funds transfer through the ACH Network and your proceeds will be credited to your account within two to three business days.

Proceeds from the sale of Fund shares will not be sent to you until the check or ACH purchase used to purchase the shares has cleared, which can take up to 15 calendar days after purchase. You may avoid this delay by buying shares with a wire transfer. A Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the Securities and Exchange Commission.

Emergency Circumstances

Calamos may postpone the payment of redemption proceeds for up to seven calendar days from the date of redemption. In addition, the Funds can suspend and/ or postpone payments of redemption proceeds beyond seven calendar days for:

(1)	any period during which the New York Stock Exchange is closed for other than customary weekend and holiday closings or during which trading on the New York Stock Exchange is restricted;

(2)	any period during which an emergency exists, as a result of which disposal of the securities owned is not reasonably practical or it is not reasonably practical for the Funds to fairly determine the value of its net assets; or

(3)	such other periods as the Securities and Exchange Commission may by order permit for the protection of security holders of the company.

Small accounts

Due to the relatively high cost of handling small accounts, each Fund may give you 30 days written notice that it intends to redeem your shares, at the NAV of those shares, if your account has a value of less than $500. This would not apply if your account value declined to less than $500 as a result of market fluctuations.

Transaction information

Share price

Each Fund’s share price, or NAV, is determined as of the close of regular session trading on the NYSE (normally 4:00 p.m. Eastern Time) each day that the NYSE is open, in accordance with Rule 22c-1 of the 1940 Act. The NYSE is regularly closed on New Year’s Day, the third Mondays in January and February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving and Christmas.

The NAV per share for each class of Fund shares is calculated by dividing the pro rata share of the value of all of the securities and other assets of the Fund allocable to that class of Fund shares, less the liabilities allocable to that class, by the number of shares of the class outstanding. When shares are purchased or sold, the order is processed at the next NAV that is calculated on a day when the NYSE is open for trading, after receiving a purchase or sale order. Because the Funds may invest in securities that are primarily

92	CALAMOS FAMILY OF FUNDS

Fund Facts

listed on foreign exchanges and trade on days when the Funds do not price their shares, a Fund’s NAV may change on days when shareholders will not be able to purchase or redeem the Fund’s shares. If shares are purchased or sold through an intermediary, it is the responsibility of that intermediary to transmit those orders to the Funds’ transfer agent so such orders will be received in a timely manner.

A purchase or sale order typically is accepted when the Funds’ transfer agent or an intermediary has received a completed application or appropriate instruction along with the intended investment, if applicable, and any other required documentation.

Valuation Procedures

The valuation of the Funds’ portfolio securities is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time the Fund determines its NAV. Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV.

When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees. Fixed-income securities are generally traded in the over-the-counter market and are valued by independent pricing services or by dealers who make markets in such securities. Valuations of fixed income securities consider yield or price of bonds of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the NYSE is open. Each security trading on these exchanges or over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the respective Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the respective Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

Each Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

PROSPECTUS	|	March 1, 2014	93

Fund Facts

Distribution and Service (Rule 12b-1) Plan

The Funds have a Distribution and Service Plan or “12b-1 Plan.” Under the plan, Class R shares pay a distribution and/or service fee at the annual rate of 0.50% of the average daily net assets of the class. The distribution fees are for the sale of Fund shares, and the service fees are for services provided to shareholders. Since a Fund’s assets are used to pay 12b-1 fees on an ongoing basis, over time those fees will increase the cost of your investment and may cost you more than other types of sales charges. For more information about the 12b-1 Plan, please see the Funds’ statement of additional information.

Intermediaries

The Funds may authorize intermediaries to accept purchase, exchange and redemption orders on the Funds’ behalf. An order properly received by an intermediary will be deemed to have been received by the Funds as of the time of receipt by the intermediary. If you buy, exchange or redeem shares through an intermediary, you will pay or receive the Fund’s NAV per share next calculated after receipt and acceptance of the order by the intermediary, after giving effect to any transaction charge imposed by the intermediary. Each Fund’s NAV is determined as of the close of regular session trading on the NYSE (normally 4:00 p.m., Eastern time) each day that the NYSE is open for trading.

If you buy and sell Fund shares through an intermediary, that intermediary may charge a fee for that service. Any such charges could constitute a substantial portion of a smaller account and may not be in your best interest. The Funds cannot always identify individual accounts or transactions for an account that is facilitated by an intermediary. Due to differing operational and systems capabilities, an intermediary may calculate sales charges and fees and track transaction activity differently than the Funds. When transacting in Fund shares, be sure you understand how your intermediary calculates sales charges and fees and tracks transaction activity.

Shares of any Fund may be purchased through certain intermediaries that are agents of the Funds for the limited purpose of completing purchases and sales. For services provided by such a company with respect to Fund shares held by that company for its customers, and for shares held in Network Level III accounts, the Fund may pay additional fees for services being provided by the intermediary to the Fund’s shareholders. For shares held in sub-accounts, such as those in qualified retirement plans and often referred to as “sub-transfer agent” or “recordkeeping fees,” The annual fee may either be a percentage of the account’s average annual net assets or a specific dollar amount per account, determined on the basis of how the intermediary charges. The Board of Trustees of the Funds have set maximum limits to these payments.

The Funds’ Adviser or Distributor, out of their own resources and without additional cost to a Fund or its shareholders, may provide additional cash compensation to intermediaries selling shares of a Fund, including third-party administrators of qualified plans whose customers have purchased Fund shares. These amounts would be in addition to the distribution payments made by a Fund under the distribution and service (Rule 12b-1) agreements described above and are commonly referred to as “revenue sharing” payments. These payments are generally a percentage of the account’s average annual net assets.

The Funds’ Adviser or the Distributor may provide additional non-cash compensation to third parties selling the Funds, including affiliated companies, in accordance with relevant FINRA guidelines governing non-cash compensation. The Distributor may also pay concessions in addition to those described above to broker-dealers so that the Funds are made available by those broker- dealers for their customers.

Payments to a qualifying Intermediary in any year generally will not exceed the sum of (a) 0.25% of the prior year’s purchases of Fund shares through the Intermediary and (b) 0.12% of the annual average daily value of Fund shares held through the Intermediary. In the case of Fund shares held by a retirement plan investing through a platform sponsored by an Intermediary, payments to the Intermediary generally will not exceed 0.20% of the annual average daily value of those shares. CFS or its affiliates consider a number of factors in determining whether they will make requested payments, including the qualifying Intermediary’s sales, assets and redemption rates, and the nature of the Intermediary’s services.

Payments to Intermediaries may create a conflict of interest by influencing the broker-dealer or other Intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your Intermediary’s website for more information.

94	CALAMOS FAMILY OF FUNDS

Fund Facts

Anti-money laundering compliance

The Funds are required to comply with various federal anti-money laundering laws and regulations. Consequently, the Funds will request the following information from all investors: full name, date of birth, Social Security number and permanent street address. Corporate, trust, and other entity accounts must provide additional documentation. The Funds will use this information to verify your identity. The Funds will return your application and the monies received to establish your account if any of this information is missing. After your account is established, the Funds may request additional information from you to assist in verifying your identity. If the Funds are unable to verify your identity, they reserve the right to redeem your account at the current day’s NAV. If at any time the Funds believe you may be involved in suspicious activity or if your identifying information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to “freeze” your account. The Funds also may be required to provide a governmental agency with information about your attempt to establish a new account or about transactions that have occurred in your account. The Funds also may be required to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit a Fund to inform you that it has taken the actions described above.

Transaction restrictions

The Funds reserve the right to reject any order for the purchase of shares in whole or in part for any reason, and to suspend the sale of shares to the public in response to conditions in the securities markets or otherwise. The Fund generally expects to inform any investor within 24 hours if a purchase order has been rejected. The Funds are intended for long-term investment purposes only, and are not intended for short-term or excessive trading. Those practices may disrupt portfolio management strategies and/ or increase expenses, thus harming Fund performance.

Each Fund may, in its discretion, suspend, and may permanently terminate, the purchase privileges or the purchase portion of exchange privileges of any investor who engages in trading activity that the Fund believes would be disruptive to the Fund. Although each Fund will attempt to give prior notice of a suspension or termination of such privileges when it is reasonably able to do so, the suspension or termination may be effective immediately, thereby preventing any uncompleted exchange.

In addition, the Funds receive purchase and sale orders through intermediaries and cannot always identify or reasonably detect short-term or excessive trading that may be facilitated by those intermediaries or by the use of omnibus accounts by those intermediaries. Omnibus accounts are comprised of multiple investors whose purchases and redemptions are aggregated and netted before being submitted to the Funds, making it more difficult to locate and eliminate short-term or excessive trading. To the degree a Fund is able to identify excessive or short-term trading in accounts maintained by intermediaries, the Fund will seek the cooperation of the intermediary to enforce the Fund’s excessive trading policy. However, there can be no assurance that an intermediary will cooperate in all instances. Certain intermediaries may not presently possess the same operational capabilities to track the number of purchase, redemption or exchange orders made by an individual investor as the Funds, or they may lack such capabilities entirely. Certain intermediaries may possess other capabilities to deter short-term or excessive trading upon which the Funds may rely. In general, the Funds cannot eliminate the possibility that short-term or excessive trading activity will occur in the Funds.

Each Fund also reserves the right to restrict the account of any investor with respect to purchase orders or the purchase portion of exchange orders, without prior notice, if the trading activity in the account is determined to be disruptive to the Fund. To minimize harm to the Funds and their shareholders, each Fund may, at the Fund’s sole discretion, exercise these rights if an investor has a history of excessive or disruptive trading. In making this judgment, the Fund may consider trading done in multiple accounts under common ownership or control. Such restriction typically is placed in the account immediately after such disruptive trading is determined to be occurring.

Excessive trading policies and procedures

Excessive trading may present risks to the Funds’ long-term shareholders. Excessive trading into and out of a Fund can be disruptive to the portfolio, including with respect to the implementation of investment strategies. Excessive trading also may create taxable gains to remaining Fund shareholders and may increase Fund expenses, which may negatively impact investment returns for remaining shareholders.

PROSPECTUS	|	March 1, 2014	95

Fund Facts

Funds that invest in foreign securities may be at a greater risk for excessive trading. Some investors may seek to profit from the fact that foreign markets or exchanges normally close earlier in the day than do U.S. markets or exchanges. These investors may seek to engage in a practice known as pricing arbitrage to take advantage of information that becomes available after the close of the foreign markets or exchanges but before the Fund prices its shares, which may affect the prices of the foreign securities held by a Fund. Alternatively, some investors may attempt to benefit from stale pricing — when trading in a security held by a Fund is halted and does not resume prior to the time the Fund calculates its NAV. To the extent that a Fund does not accurately value securities, short-term arbitrage traders may dilute the Fund’s NAV, which may negatively impact long-term shareholders. Although the Funds have adopted policies and procedures intended to reduce their exposure to price arbitrage, stale pricing and other potential pricing inefficiencies, the Funds cannot entirely eliminate the potential for short-term arbitrage trades to dilute the value of Fund shares.

The Funds’ policy is against trading of Fund shares by Fund shareholders that is disruptive to the management of a Fund. In analyzing whether trading is disruptive, the Funds will consider the purpose of the trades, the effects on the Fund’s portfolio and shareholders, and the impact of any costs or administrative charges it may incur (net of any reimbursement by the shareholder). For certain redemption and reinvestment transactions in which the investment adviser or its affiliates may engage, see page 60 of the statement of additional information.

The Funds’ policy is against frequent purchases and redemptions of a Fund’s shares that are disruptive to the Fund’s portfolio. The Funds attempt to detect and deter excessive trading through the following methods:

•	imposing restrictions on trading or exchange privileges of investors the Funds believe are engaging in short-term or excessive trading, as described under “Transaction restrictions;”

•	utilizing fair valuation of securities, as described under “Valuation procedures;” and

•	monitoring trades.

Although the Funds will take steps to detect and deter abusive trading pursuant to the policies and procedures approved by the board of trustees, there are no assurances that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, the Funds may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries as discussed in the “Transaction restrictions” section.

The Funds’ policies and procedures regarding excessive trading may be modified by the Board of Trustees at any time.

Distributions and taxes

Dividends and capital gains distributions

You may receive two kinds of distributions from a Fund: dividends and capital gains distributions. Unless you requested on the account application or in writing that distributions be made in cash, all dividends and capital gains distributions are paid by crediting you with additional Fund shares of the same class you already own. In addition, under the same shareholder account registration and within the same share class, dividends and distributions from one Fund may be reinvested into another Fund, with this receiving Fund account being subject to the minimum initial investment requirements. These shares are valued at the next NAV per share that is computed after the dividend or distribution date. There is no sales charge applied. Convertible Fund, Growth and Income Fund, Market Neutral Income Fund, Global Growth and Income Fund, Long/Short Fund and Dividend Growth Fund declare and pay dividends from net investment income quarterly; Growth Fund, Focus Growth Fund, Discovery Growth Fund, Opportunistic Value Fund, International Growth Fund, Global Equity Fund, Evolving World Growth Fund, Mid Cap Growth Fund and Emerging Market Equity Fund declare dividends annually; High Income Fund declares and pays dividends from net investment income monthly; and Total Return Bond Fund declares dividends from net investment income daily and pays such dividends monthly. Net realized long-term capital gains, if any, are paid to shareholders by each Fund at least annually.

If a dividend check is returned undeliverable, or if a check remains outstanding for six months, the Fund reserves the right to reinvest those dividends in additional shares of that Fund at the current NAV and to designate the account as a dividend reinvestment account.

Taxes

You may realize a capital gain or capital loss when you redeem or exchange shares. The federal tax treatment will depend on how long you owned the shares and on your individual tax position. Distributions, whether received in cash or reinvested in additional

96	CALAMOS FAMILY OF FUNDS

Fund Facts

Fund shares, are subject to federal income tax and may be subject to state or local taxes. You may be subject to state and local taxes on your investment in a Fund, depending on the laws of your home state and locality.

The dividends and distributions paid by a Fund are subject to taxation as of the date of payment, except for those distributions declared in October, November or December and paid in January of the next year. Such a distribution will be treated as though it were received on December 31 of the year in which it is declared.

You may be taxed on dividends from net investment income and capital gains distributions at different rates depending on your tax situation. Dividends paid by a Fund from net investment income generally are taxable to you as ordinary income, unless paid from “qualified dividend income,” as described below. Federal taxes on distributions of capital gains by a Fund are determined by how long the Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of gains from investments that a Fund owned for more than one year will generally be taxable to you as long-term capital gains. Distributions of gains from investments that a Fund owned for one year or less will generally be taxable to you as ordinary income. Annually, the Funds will advise you of the source of your distributions for tax purposes.

A portion of the dividends from net investment income paid by Funds that invest primarily in equity securities may be eligible for the reduced rate applicable to “qualified dividend income,” provided that the recipient of the dividend is an individual and that certain holding period requirements are met. No assurance can be given as to what portion of the dividends paid by a Fund will consist of “qualified dividend income.”

A Fund may be required to withhold federal income tax (“backup withholding”) from payments to you if:

•	you fail to furnish your properly certified Social Security or other tax identification number;

•	you fail to certify that your tax identification number is correct or that you are not subject to backup withholding due to the underreporting of certain income; or

•	the Internal Revenue Service (“IRS”) informs the Fund that your tax identification number is incorrect.

These certifications are contained in the application that you complete and return when you open an account. The Fund must promptly pay to the IRS all amounts withheld. Therefore, it is usually not possible for the Fund to reimburse you for amounts withheld. You may, however, claim the amount withheld as a credit on your federal income tax return.

Other information

Shareholder accounts

Each shareholder of a Fund receives quarterly account statements showing transactions in Fund shares, with a balance denominated in Fund shares. A confirmation will be sent to the shareholder upon purchase, redemption, or change of shareholder address (sent to both the former and the new address).

Retirement plans

You may use the Funds as investments for your IRA, profit sharing plan, pension plan, Section 401(k) plan, Section 403(b)(7) plan in the case of employees of public school systems and certain non-profit organizations, and certain other qualified plans. A master IRA plan and information regarding plan administration, fees, and other details are available from us or your plan administrator.

Prospectuses and shareholder reports

The Funds reduce the number of duplicate prospectuses and annual and semiannual reports you receive by sending only one copy of each to those addresses shared by two or more accounts. Call us at 800.582.6959 or write to us at the CALAMOS FAMILY OF FUNDS, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201 if you want to receive individual copies of these documents. The Funds will begin sending you individual copies within 30 days of your request.

Changes in 80% policies

Certain of the Funds have adopted non-fundamental operating policies that require at least 80% of the Fund’s assets (net assets plus the amount of any borrowings for investment purposes) to be invested, under normal circumstances, in securities of the type suggested by the Fund’s name. Although these requirements may be changed by the board of trustees without shareholder approval, a Fund will notify shareholders at least 60 days prior to any change in its 80% policy.

PROSPECTUS	|	March 1, 2014	97

Fund Facts

Abandoned Property

Your mutual fund account may be transferred to your State of residence if no activity occurs within your account during the “inactivity period” specified in your State’s abandoned property laws.

98	CALAMOS FAMILY OF FUNDS

This page intentionally left blank.

PROSPECTUS	|	March 1, 2014	99

Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance during the periods indicated below for Class I and Class R shares. Certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Deloitte & Touche LLP, an independent registered public accounting firm, has audited the information for the fiscal periods ended October 31, 2013, October 31, 2012, October 31, 2011, October 31, 2010 and October 31, 2009. The report of Deloitte & Touche LLP, along with the Funds’ financial statements and financial highlights, is included in the Funds’ annual report to shareholders for the fiscal year ended October 31, 2013, which is available upon request. The Emerging Market Equity Fund commenced operations subsequent to October 31, 2013, therefore the Fund does not have financial highlights to report.

Calamos Growth Fund

FINANCIAL HIGHLIGHTS

	CLASS I
	Year Ended October 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of year	$54.81	$55.72	$53.54	$44.09	$34.88
Income from investment operations:
Net investment income (loss)(a)	0.08	(0.10)	(0.21)	(0.05)	(0.07)
Net realized and unrealized gain (loss)	13.99	1.34	2.39	9.50	9.28
Total from investment operations	14.07	1.24	2.18	9.45	9.21

Distributions:
Dividends from net investment income	—	—	—	—	—
Dividends from net realized gains	(3.73)	(2.15)	—	—	—
Total distributions	(3.73)	(2.15)	—	—	—

Net asset value, end of year	$65.15	$54.81	$55.72	$53.54	$44.09

Ratios and supplemental data:
Total return(b)	27.27%	2.53%	4.07%	21.43%	26.40%

Net assets, end of year (000)	$1,010,805	$1,690,739	$1,628,191	$1,335,967	$652,733
Ratio of net expenses to average net assets	1.02%	1.04%	1.01%	1.02%	1.07%
Ratio of gross expenses to average net assets prior to expense reductions	1.02%	1.04%	1.01%	1.02%	1.07%
Ratio of net investment income (loss) to average net assets	0.15%	(0.19%)	(0.37%)	(0.11%)	(0.20%)

(a)	Net investment income allocated based on average shares method.

(b)	Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

100	CALAMOS FAMILY OF FUNDS

Calamos Growth Fund

	CLASS R
	Year Ended October 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of year	$49.15	$50.44	$48.71	$40.31	$32.05
Income from investment operations:
Net investment income (loss)(a)	(0.18)	(0.34)	(0.46)	(0.27)	(0.25)
Net realized and unrealized gain (loss)	12.41	1.20	2.19	8.67	8.51
Total from investment operations	12.23	0.86	1.73	8.40	8.26

Distributions:
Dividends from net investment income	—	—	—	—	—
Dividends from net realized gains	(3.73)	(2.15)	—	—	—
Total distributions	(3.73)	(2.15)	—	—	—

Net asset value, end of year	$57.65	$49.15	$50.44	$48.71	$40.31

Ratios and supplemental data:
Total return(b)	26.62%	2.02%	3.55%	20.84%	25.77%

Net assets, end of year (000)	$11,634	$15,879	$13,030	$9,071	$3,872
Ratio of net expenses to average net assets	1.51%	1.54%	1.51%	1.52%	1.56%
Ratio of gross expenses to average net assets prior to expense reductions	1.51%	1.54%	1.51%	1.52%	1.56%
Ratio of net investment income (loss) to average net assets	(0.35%)	(0.68%)	(0.88%)	(0.62%)	(0.73%)

PROSPECTUS	|	March 1, 2014	101

Calamos Opportunistic Value Fund

FINANCIAL HIGHLIGHTS

	CLASS I
	Year Ended October 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of year	$12.41	$11.46	$11.20	$10.74	$9.05
Income from investment operations:
Net investment income (loss)(a)	0.22	0.14	0.04	0.03	0.06
Net realized and unrealized gain (loss)	3.14	0.81	0.22	0.48	1.67
Total from investment operations	3.36	0.95	0.26	0.51	1.73

Distributions:
Dividends from net investment income	(0.20)	—	—	(0.05)	(0.04)
Dividends from net realized gains	—	—	—	—	—
Total distributions	(0.20)	—	—	(0.05)	(0.04)

Net asset value, end of year	$15.57	$12.41	$11.46	$11.20	$10.74

Ratios and supplemental data:
Total return(b)	27.47%	8.29%	2.32%	4.79%	19.23%

Net assets, end of year (000)	$20,857	$9,671	$11,227	$17,340	$18,396
Ratio of net expenses to average net assets	0.90%	0.90%	1.27%	1.35%	1.34%
Ratio of gross expenses to average net assets prior to expense reductions	1.28%	1.48%	1.42%	1.35%	1.34%
Ratio of net investment income (loss) to average net assets	1.56%	1.15%	0.37%	0.28%	0.69%

**	Amounts are less than $0.005.

(a)	Net investment income (loss) allocated based on average shares method.

(b)	Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

102	CALAMOS FAMILY OF FUNDS

Calamos Opportunistic Value Fund

	CLASS R
	Year Ended October 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of year	$12.02	$11.16	$10.96	$10.52	$8.87
Income from investment operations:
Net investment income (loss)(a)	0.14	0.07	(0.01)	(0.02)	0.02
Net realized and unrealized gain (loss)	3.07	0.79	0.21	0.46	1.63
Total from investment operations	3.21	0.86	0.20	0.44	1.65

Distributions:
Dividends from net investment income	(0.14)	—	—	(0.00)**	—
Dividends from net realized gains	—	—	—	—	—
Total distributions	(0.14)	—	—	—	—

Net asset value, end of year	$15.09	$12.02	$11.16	$10.96	$10.52

Ratios and supplemental data:
Total return(b)	26.94%	7.71%	1.82%	4.21%	18.60%

Net assets, end of year (000)	$128	$98	$91	$89	$86
Ratio of net expenses to average net assets	1.40%	1.40%	1.76%	1.85%	1.83%
Ratio of gross expenses to average net assets prior to expense reductions	1.78%	1.97%	1.93%	1.85%	1.84%
Ratio of net investment income (loss) to average net assets	1.08%	0.65%	(0.10%)	(0.23%)	0.18%

PROSPECTUS	|	March 1, 2014	103

Calamos Focus Growth Fund

FINANCIAL HIGHLIGHTS

	CLASS I
	Year Ended October 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of year	$13.23	$12.46	$11.98	$10.56	$8.97
Income from investment operations:
Net investment income (loss)(a)	0.04	0.04	(0.00)**	0.01	0.07
Net realized and unrealized gain (loss)	3.69	0.73	0.48	1.46	1.59
Total from investment operations	3.73	0.77	0.48	1.47	1.66

Distributions:
Dividends from net investment income	(0.10)	—	—	(0.05)	(0.07)
Dividends from net realized gains	—	—	—	—	—
Total distributions	(0.10)	—	—	(0.05)	(0.07)

Net asset value, end of year	$16.86	$13.23	$12.46	$11.98	$10.56

Ratios and supplemental data:
Total return(b)	28.42%	6.18%	4.01%	13.97%	18.74%

Net assets, end of year (000)	$27,931	$24,863	$24,547	$23,441	$21,604
Ratio of net expenses to average net assets	0.90%	0.90%	1.18%	1.31%	1.29%
Ratio of gross expenses to average net assets prior to expense reductions	1.38%	1.32%	1.32%	1.31%	1.29%
Ratio of net investment income (loss) to average net assets	0.27%	0.30%	(0.02%)	0.08%	0.76%

**	Amount equated to less than $0.005 per common share.

(a)	Net investment income (loss) allocated based on average shares method.

(b)	Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

104	CALAMOS FAMILY OF FUNDS

Calamos Focus Growth Fund

	CLASS R
	Year Ended October 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of year	$12.97	$12.28	$11.87	$10.47	$8.88
Income from investment operations:
Net investment income (loss)(a)	(0.04)	(0.03)	(0.07)	(0.05)	0.02
Net realized and unrealized gain (loss)	3.63	0.72	0.48	1.45	1.60
Total from investment operations	3.59	0.69	0.41	1.40	1.62

Distributions:
Dividends from net investment income	(0.05)	—	—	—	(0.03)
Dividends from net realized gains	—	—	—	—	—
Total distributions	(0.05)	—	—	—	(0.03)

Net asset value, end of year	$16.51	$12.97	$12.28	$11.87	$10.47

Ratios and supplemental data:
Total return(b)	27.80%	5.62%	3.45%	13.37%	18.28%

Net assets, end of year (000)	$266	$172	$103	$99	$88
Ratio of net expenses to average net assets	1.40%	1.40%	1.68%	1.81%	1.79%
Ratio of gross expenses to average net assets prior to expense reductions	1.88%	1.82%	1.82%	1.81%	1.80%
Ratio of net investment income (loss) to average net assets	(0.26%)	(0.21%)	(0.52%)	(0.43%)	0.28%

PROSPECTUS	|	March 1, 2014	105

Calamos Discovery Growth Fund

FINANCIAL HIGHLIGHTS

	CLASS I
	Year Ended October 31,			June 1, 2010* through October 31,
	2013	2012	2011	2010
Net asset value, beginning of year	$11.89	$12.07	$11.65	$10.00
Income from investment operations:
Net investment income (loss)(a)	(0.08)	(0.10)	(0.12)	(0.03)
Net realized and unrealized gain (loss)	3.08	(0.08)	0.57	1.68
Total from investment operations	3.00	(0.18)	0.45	1.65

Distributions:
Dividends from net investment income	—	—	(0.03)	—
Dividends from net realized gains	—	—	—	—
Total distributions	—	—	(0.03)	—

Net asset value, end of year	$14.89	$11.89	$12.07	$11.65

Ratios and supplemental data:
Total return(b)	25.23%	(1.49%)	3.82%	16.50%

Net assets, end of year (000)	$11,062	$8,608	$7,738	$2,540
Ratio of net expenses to average net assets	1.25%	1.25%	1.25%	1.25	%(c)
Ratio of gross expenses to average net assets prior to expense reductions	1.44%	1.49%	1.54%	2.40	%(c)
Ratio of net investment income (loss) to average net assets	(0.60%)	(0.83%)	(0.89%)	(0.74	%)(c)

*	Commencement of operations.

(a)	Net investment income allocated based on average shares method.

(b)	Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)	Annualized.

106	CALAMOS FAMILY OF FUNDS

Calamos Discovery Growth Fund

	CLASS R
	Year Ended October 31,			June 1, 2010* through October 31,
	2013	2012	2011	2010
Net asset value, beginning of year	$11.77	$12.01	$11.63	$10.00
Income from investment operations:
Net investment income (loss)(a)	(0.14)	(0.16)	(0.17)	(0.05)
Net realized and unrealized gain (loss)	3.03	(0.08)	0.55	1.68
Total from investment operations	2.89	(0.24)	0.38	1.63

Distributions:
Dividends from net investment income	—	—	—	—
Dividends from net realized gains	—	—	—	—
Total distributions	—	—	—	—

Net asset value, end of year	$14.66	$11.77	$12.01	$11.63

Ratios and supplemental data:
Total return(b)	24.55%	(2.00%)	3.27%	16.30%

Net assets, end of year (000)	$1,787	$1,175	$1,201	$1,163
Ratio of net expenses to average net assets	1.75%	1.75%	1.75%	1.75	%(c)
Ratio of gross expenses to average net assets prior to expense reductions	1.94%	1.99%	2.13%	2.91	%(c)
Ratio of net investment income (loss) to average net assets	(1.11%)	(1.34%)	(1.29%)	(1.24	%)(c)

PROSPECTUS	|	March 1, 2014	107

Calamos International Growth Fund

FINANCIAL HIGHLIGHTS

	CLASS I
	Year Ended October 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of year	$17.47	$16.47	$15.57	$12.72	$8.93
Income from investment operations:
Net investment income (loss)(a)	0.14	0.10	0.01	0.01	0.05
Net realized and unrealized gain (loss)	1.94	0.90	0.89	2.87	3.74
Total from investment operations	2.08	1.00	0.90	2.88	3.79

Distributions:
Dividends from net investment income	(0.07)	—	—	(0.03)	—
Dividends from net realized gains	—	—	—	—	—
Total distributions	(0.07)	—	—	(0.03)	—

Net asset value, end of year	$19.48	$17.47	$16.47	$15.57	$12.72

Ratios and supplemental data:
Total return(b)	11.97%	6.07%	5.78%	22.66%	42.44%

Net assets, end of year (000)	$460,587	$415,463	$226,298	$96,003	$42,392
Ratio of net expenses to average net assets	1.15%	1.15%	1.23%	1.42%	1.35%
Ratio of gross expenses to average net assets prior to expense reductions	1.23%	1.34%	1.33%	1.42%	1.36%
Ratio of net investment income (loss) to average net assets	0.79%	0.61%	0.07%	0.06%	0.51%

*	Amount is less than $0.005.

(a)	Net investment income (loss) allocated based on average shares method.

(b)	Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

108	CALAMOS FAMILY OF FUNDS

Calamos International Growth Fund

	CLASS R
	Year Ended October 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of year	$17.06	$16.16	$15.35	$12.58	$8.88
Income from investment operations:
Net investment income (loss)(a)	0.06	0.02	(0.08)	(0.07)	0.00 *
Net realized and unrealized gain (loss)	1.88	0.88	0.89	2.84	3.70
Total from investment operations	1.94	0.90	0.81	2.77	3.70

Distributions:
Dividends from net investment income	(0.02)	—	—	—	—
Dividends from net realized gains	—	—	—	—	—
Total distributions	(0.02)	—	—	—	—

Net asset value, end of year	$18.98	$17.06	$16.16	$15.35	$12.58

Ratios and supplemental data:
Total return(b)	11.36%	5.57%	5.28%	22.02%	41.67%

Net assets, end of year (000)	$19,550	$12,016	$3,667	$1,163	$598
Ratio of net expenses to average net assets	1.65%	1.65%	1.73%	1.92%	1.89%
Ratio of gross expenses to average net assets prior to expense reductions	1.73%	1.84%	1.84%	1.92%	1.89%
Ratio of net investment income (loss) to average net assets	0.33%	0.11%	(0.46%)	(0.49%)	0.02%

PROSPECTUS	|	March 1, 2014	109

Calamos Evolving World Growth Fund

FINANCIAL HIGHLIGHTS

	CLASS I
	Year Ended October 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of year	$12.92	$12.54	$12.46	$10.32	$7.33
Income from investment operations:
Net investment income (loss)(a)	0.07	0.07	0.04	0.10	0.15
Net realized and unrealized gain (loss)	1.11	0.32	0.09	2.12	2.91
Total from investment operations	1.18	0.39	0.13	2.22	3.06

Distributions:
Dividends from net investment income	(0.03)	(0.01)	(0.05)	(0.08)	(0.07)
Dividends from net realized gains	—	—	—	—	—
Total distributions	(0.03)	(0.01)	(0.05)	(0.08)	(0.07)

Net asset value, end of year	$14.07	$12.92	$12.54	$12.46	$10.32

Ratios and supplemental data:
Total return(b)	9.16%	3.11%	1.05%	21.68%	42.14%

Net assets, end of year (000)	$311,823	$175,572	$89,205	$52,875	$24,132
Ratio of net expenses to average net assets	1.39%	1.35%	1.33%	1.43%	1.49%
Ratio of gross expenses to average net assets prior to expense reductions	1.39%	1.35%	1.33%	1.43%	1.97%
Ratio of net investment income (loss) to average net assets	0.53%	0.59%	0.33%	0.92%	1.86%

(a)	Net investment income (loss) allocated based on average shares method.

(b)	Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

110	CALAMOS FAMILY OF FUNDS

Calamos Evolving World Growth Fund

	CLASS R
	Year Ended October 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of year	$12.78	$12.45	$12.39	$10.28	$7.33
Income from investment operations:
Net investment income (loss)(a)	—	0.01	(0.03)	0.04	0.11
Net realized and unrealized gain (loss)	1.10	0.32	0.09	2.11	2.89
Total from investment operations	1.10	0.33	0.06	2.15	3.00

Distributions:
Dividends from net investment income	—	—	—	(0.04)	(0.05)
Dividends from net realized gains	—	—	—	—	—
Total distributions	—	—	—	(0.04)	(0.05)

Net asset value, end of year	$13.88	$12.78	$12.45	$12.39	$10.28

Ratios and supplemental data:
Total return(b)	8.61%	2.65%	0.48%	20.99%	41.32%

Net assets, end of year (000)	$1,908	$1,555	$1,274	$1,252	$1,040
Ratio of net expenses to average net assets	1.88%	1.84%	1.83%	1.93%	1.99%
Ratio of gross expenses to average net assets prior to expense reductions	1.88%	1.84%	1.83%	1.93%	2.49%
Ratio of net investment income (loss) to average net assets	(0.04%)	0.05%	(0.21%)	0.38%	1.37%

PROSPECTUS	|	March 1, 2014	111

Calamos Global Equity Fund

FINANCIAL HIGHLIGHTS

	CLASS I
	Year Ended October 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of year	$13.11	$12.22	$11.31	$9.13	$7.19
Income from investment operations:
Net investment income (loss)(a)	0.06	0.02	(0.04)	(0.04)	(0.01)
Net realized and unrealized gain (loss)	1.99	0.87	0.95	2.22	2.34
Total from investment operations	2.05	0.89	0.91	2.18	2.33

Distributions:
Dividends from net investment income	(0.05)	—	—	—	(0.38)
Dividends from net realized gains	—	—	—	—	—
Return of capital	—	—	—	—	(0.01)
Total distributions	(0.05)	—	—	—	(0.39)

Net asset value, end of year	$15.11	$13.11	$12.22	$11.31	$9.13

Ratios and supplemental data:
Total return(b)	15.65%	7.28%	8.05%	23.88%	34.70%

Net assets, end of year (000)	$212,913	$220,364	$63,563	$11,996	$4,724
Ratio of net expenses to average net assets	1.15%	1.15%	1.27%	1.63%	1.70%
Ratio of gross expenses to average net assets prior to expense reductions	1.19%	1.27%	1.39%	1.63%	1.81%
Ratio of net investment income (loss) to average net assets	0.46%	0.13%	(0.29%)	(0.39%)	(0.18%)

(a)	Net investment income (loss) allocated based on average shares method.

(b)	Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

112	CALAMOS FAMILY OF FUNDS

Calamos Global Equity Fund

	CLASS R
	Year Ended October 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of year	$12.83	$12.02	$11.19	$9.07	$7.13
Income from investment operations:
Net investment income (loss)(a)	0.00 *	(0.06)	(0.10)	(0.10)	(0.05)
Net realized and unrealized gain (loss)	1.93	0.87	0.93	2.22	2.32
Total from investment operations	1.93	0.81	0.83	2.12	2.27

Distributions:
Dividends from net investment income	(0.01)	—	—	—	(0.32)
Dividends from net realized gains	—	—	—	—	—
Return of capital	—	—	—	—	(0.01)
Total distributions	(0.01)	—	—	—	(0.33)

Net asset value, end of year	$14.75	$12.83	$12.02	$11.19	$9.07

Ratios and supplemental data:
Total return(b)	15.07%	6.74%	7.42%	23.37%	33.92%

Net assets, end of year (000)	$9,369	$4,693	$1,709	$1,223	$962
Ratio of net expenses to average net assets	1.65%	1.65%	1.83%	2.13%	2.20%
Ratio of gross expenses to average net assets prior to expense reductions	1.69%	1.78%	1.91%	2.13%	2.31%
Ratio of net investment income (loss) to average net assets	0.00%	(0.45%)	(0.85%)	(0.96%)	(0.68%)

PROSPECTUS	|	March 1, 2014	113

Calamos Growth and Income Fund

FINANCIAL HIGHLIGHTS

	CLASS I
	Year Ended October 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of year	$31.91	$31.41	$29.48	$26.89	$20.69
Income from investment operations:
Net investment income (loss)(a)	0.71	0.59	0.58	0.70	0.68
Net realized and unrealized gain (loss)	3.62	0.65	1.84	2.64	6.01
Total from investment operations	4.33	1.24	2.42	3.34	6.69

Distributions:
Dividends from net investment income	(0.30)	(0.74)	(0.49)	(0.75)	(0.49)
Dividends from net realized gains	(0.87)	—	—	—	—
Total distributions	(1.17)	(0.74)	(0.49)	(0.75)	(0.49)

Net asset value, end of year	$35.07	$31.91	$31.41	$29.48	$26.89

Ratios and supplemental data:
Total return(b)	13.99%	4.01%	8.31%	12.61%	32.75%

Net assets, end of year (000)	$668,124	$915,394	$856,632	$683,473	$352,451
Ratio of net expenses to average net assets	0.84%	0.84%	0.83%	0.84%	0.87%
Ratio of gross expenses to average net assets prior to expense reductions	0.84%	0.84%	0.83%	0.84%	0.87%
Ratio of net investment income (loss) to average net assets	2.18%	1.87%	1.85%	2.51%	2.92%

(a)	Net investment income (loss) allocated based on average shares method.

(b)	Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

114	CALAMOS FAMILY OF FUNDS

Calamos Growth and Income Fund

	CLASS R
	Year Ended October 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of year	$32.46	$31.95	$30.02	$27.39	$21.08
Income from investment operations:
Net investment income (loss)(a)	0.55	0.44	0.43	0.57	0.56
Net realized and unrealized gain (loss)	3.69	0.66	1.88	2.69	6.14
Total from investment operations	4.24	1.10	2.31	3.26	6.70

Distributions:
Dividends from net investment income	(0.26)	(0.59)	(0.38)	(0.63)	(0.39)
Dividends from net realized gains	(0.87)	—	—	—	—
Total distributions	(1.13)	(0.59)	(0.38)	(0.63)	(0.39)

Net asset value, end of year	$35.57	$32.46	$31.95	$30.02	$27.39

Ratios and supplemental data:
Total return(b)	13.44%	3.49%	7.75%	12.05%	32.11%

Net assets, end of year (000)	$22,181	$22,265	$15,486	$10,285	$2,636
Ratio of net expenses to average net assets	1.34%	1.34%	1.33%	1.34%	1.36%
Ratio of gross expenses to average net assets prior to expense reductions	1.34%	1.34%	1.33%	1.34%	1.37%
Ratio of net investment income (loss) to average net assets	1.66%	1.37%	1.34%	2.00%	2.35%

PROSPECTUS	|	March 1, 2014	115

Calamos Global Growth and Income Fund

FINANCIAL HIGHLIGHTS

	CLASS I
	Year Ended October 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of year	$11.06	$10.96	$10.32	$9.33	$7.43
Income from investment operations:
Net investment income (loss)(a)	0.13	0.14	0.14	0.19	0.23
Net realized and unrealized gain (loss)	1.15	0.22	0.50	1.00	1.90
Total from investment operations	1.28	0.36	0.64	1.19	2.13

Distributions:
Dividends from net investment income	(0.11)	(0.26)	—	(0.04)	(0.23)
Dividends from net realized gains	(0.24)	—	—	—	—
Return of capital	—	—	—	(0.16)	—
Total distributions	(0.35)	(0.26)	—	(0.20)	(0.23)

Net asset value, end of year	$11.99	$11.06	$10.96	$10.32	$9.33

Ratios and supplemental data:
Total return(b)	11.90%	3.32%	6.20%	12.92%	29.62%

Net assets, end of year (000)	$232,583	$986,986	$978,511	$763,531	$227,445
Ratio of net expenses to average net assets	1.14%	1.07%	1.07%	1.11%	1.18%
Ratio of gross expenses to average net assets prior to expense reductions	1.14%	1.07%	1.07%	1.11%	1.18%
Ratio of net investment income (loss) to average net assets	1.16%	1.31%	1.25%	1.97%	2.82%

(a)	Net investment income (loss) allocated based on average shares method.

(b)	Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

116	CALAMOS FAMILY OF FUNDS

Calamos Global Growth and Income Fund

	CLASS R
	Year Ended October 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of year	$10.79	$10.67	$10.09	$9.16	$7.32
Income from investment operations:
Net investment income (loss)(a)	0.07	0.08	0.08	0.14	0.19
Net realized and unrealized gain (loss)	1.12	0.21	0.50	0.97	1.87
Total from investment operations	1.19	0.29	0.58	1.11	2.06

Distributions:
Dividends from net investment income	(0.07)	(0.17)	—	(0.04)	(0.22)
Dividends from net realized gains	(0.24)	—	—	—	—
Return of capital	—	—	—	(0.14)	—
Total distributions	(0.31)	(0.17)	—	(0.18)	(0.22)

Net asset value, end of year	$11.67	$10.79	$10.67	$10.09	$9.16

Ratios and supplemental data:
Total return(b)	11.27%	2.77%	5.75%	12.26%	29.06%

Net assets, end of year (000)	$1,674	$3,045	$1,567	$1,302	$377
Ratio of net expenses to average net assets	1.66%	1.58%	1.57%	1.61%	1.69%
Ratio of gross expenses to average net assets prior to expense reductions	1.66%	1.58%	1.57%	1.61%	1.69%
Ratio of net investment income (loss) to average net assets	0.68%	0.75%	0.77%	1.43%	2.41%

PROSPECTUS	|	March 1, 2014	117

Calamos Convertible Fund

FINANCIAL HIGHLIGHTS

	CLASS I
	Year Ended October 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of year	$16.51	$18.10	$18.44	$17.27	$13.35
Income from investment operations:
Net investment income (loss)(a)	0.40	0.39	0.42	0.53	0.56
Net realized and unrealized gain (loss)	2.44	(0.30)	0.14	1.38	3.92
Total from investment operations	2.84	0.09	0.56	1.91	4.48

Distributions:
Dividends from net investment income	(0.05)	(0.20)	(0.29)	(0.74)	(0.53)
Dividends from net realized gains	(1.56)	(1.48)	(0.61)	—	(0.03)
Total distributions	(1.61)	(1.68)	(0.90)	(0.74)	(0.56)

Net asset value, end of year	$17.74	$16.51	$18.10	$18.44	$17.27

Ratios and supplemental data:
Total return(b)	18.78%	0.81%	3.00%	11.32%	34.30%

Net assets, end of year (000)	$349,512	$475,526	$759,415	$883,151	$424,287
Ratio of net expenses to average net assets	0.86%	0.85%	0.82%	0.82%	0.85%
Ratio of gross expenses to average net assets prior to expense reductions	0.86%	0.85%	0.82%	0.82%	0.85%
Ratio of net investment income (loss) to average net assets	2.43%	2.33%	2.26%	2.97%	3.56%

**	Amounts are less than $0.005.

(a)	Net investment income (loss) allocated based on average shares method.

(b)	Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

118	CALAMOS FAMILY OF FUNDS

Calamos Convertible Fund

	CLASS R
	Year Ended October 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of year	$17.63	$19.21	$19.55	$18.28	$14.11
Income from investment operations:
Net investment income (loss)(a)	0.34	0.32	0.34	0.45	0.51
Net realized and unrealized gain (loss)	2.62	(0.32)	0.14	1.48	4.15
Total from investment operations	2.96	—	0.48	1.93	4.66

Distributions:
Dividends from net investment income	(0.00)**	(0.10)	(0.21)	(0.66)	(0.46)
Dividends from net realized gains	(1.56)	(1.48)	(0.61)	—	(0.03)
Total distributions	(1.56)	(1.58)	(0.82)	(0.66)	(0.49)

Net asset value, end of year	$19.03	$17.63	$19.21	$19.55	$18.28

Ratios and supplemental data:
Total return(b)	18.18%	0.29%	2.46%	10.78%	33.68%

Net assets, end of year (000)	$3,074	$3,253	$4,134	$2,878	$705
Ratio of net expenses to average net assets	1.36%	1.35%	1.32%	1.32%	1.35%
Ratio of gross expenses to average net assets prior to expense reductions	1.36%	1.35%	1.32%	1.32%	1.36%
Ratio of net investment income (loss) to average net assets	1.93%	1.82%	1.72%	2.39%	3.06%

PROSPECTUS	|	March 1, 2014	119

Calamos Total Return Bond Fund

FINANCIAL HIGHLIGHTS

	CLASS I
	Year Ended October 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of year	$11.15	$11.13	$11.22	$11.06	$9.82
Income from investment operations:
Net investment income (loss)(a)	0.24	0.25	0.29	0.34	0.38
Net realized and unrealized gain (loss)	(0.16)	0.15	0.02	0.43	1.30
Total from investment operations	0.08	0.40	0.31	0.77	1.68

Distributions:
Dividends from net investment income	(0.29)	(0.34)	(0.31)	(0.61)	(0.44)
Dividends from net realized gains	(0.05)	(0.04)	(0.09)	—	—
Total distributions	(0.34)	(0.38)	(0.40)	(0.61)	(0.44)

Net asset value, end of year	$10.89	$11.15	$11.13	$11.22	$11.06

Ratios and supplemental data:
Total return(b)	0.73%	3.70%	2.90%	7.30%	17.39%

Net assets, end of year (000)	$41,109	$43,464	$41,639	$46,625	$41,689
Ratio of net expenses to average net assets	0.65%	0.65%	0.65%	0.65%	0.63%
Ratio of gross expenses to average net assets prior to expense reductions	0.74%	0.73%	0.72%	0.73%	0.75%
Ratio of net investment income (loss) to average net assets	2.22%	2.24%	2.64%	3.07%	3.59%

(a)	Net investment income (loss) allocated based on average shares method.

(b)	Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

120	CALAMOS FAMILY OF FUNDS

Calamos Total Return Bond Fund

	CLASS R
	Year Ended October 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of year	$11.15	$11.14	$11.23	$11.06	$9.82
Income from investment operations:
Net investment income (loss)(a)	0.19	0.19	0.23	0.28	0.33
Net realized and unrealized gain (loss)	(0.17)	0.15	0.02	0.45	1.30
Total from investment operations	0.02	0.34	0.25	0.73	1.63

Distributions:
Dividends from net investment income	(0.23)	(0.29)	(0.25)	(0.56)	(0.39)
Dividends from net realized gains	(0.05)	(0.04)	(0.09)	—	—
Total distributions	(0.28)	(0.33)	(0.34)	(0.56)	(0.39)

Net asset value, end of year	$10.89	$11.15	$11.14	$11.23	$11.06

Ratios and supplemental data:
Total return(b)	0.22%	3.09%	2.39%	6.86%	16.81%

Net assets, end of year (000)	$2,248	$1,756	$1,638	$1,389	$1,283
Ratio of net expenses to average net assets	1.15%	1.15%	1.15%	1.15%	1.13%
Ratio of gross expenses to average net assets prior to expense reductions	1.24%	1.23%	1.22%	1.23%	1.25%
Ratio of net investment income (loss) to average net assets	1.72%	1.74%	2.10%	2.59%	3.09%

PROSPECTUS	|	March 1, 2014	121

Calamos High Income Fund

FINANCIAL HIGHLIGHTS

	CLASS I
	Year Ended October 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of year	$9.92	$9.68	$9.97	$9.52	$7.12
Income from investment operations:
Net investment income (loss)(a)	0.53	0.56	0.62	0.65	0.63
Net realized and unrealized gain (loss)	0.19	0.34	(0.24)	0.58	2.28
Total from investment operations	0.72	0.90	0.38	1.23	2.91

Distributions:
Dividends from net investment income	(0.61)	(0.53)	(0.67)	(0.78)	(0.51)
Dividends from net realized gains	(0.13)	(0.13)	—	—	—
Total distributions	(0.74)	(0.66)	(0.67)	(0.78)	(0.51)

Net asset value, end of year	$9.90	$9.92	$9.68	$9.97	$9.52

Ratios and supplemental data:
Total return(b)	7.50%	9.63%	3.88%	13.58%	42.41%

Net assets, end of year (000)	$25,103	$33,271	$21,424	$44,574	$19,286
Ratio of net expenses to average net assets	0.93%	0.94%	0.96%	0.96%	0.97%
Ratio of gross expenses to average net assets prior to expense reductions	0.93%	0.94%	0.96%	0.96%	0.97%
Ratio of net investment income (loss) to average net assets	5.37%	5.71%	6.29%	6.76%	7.61%

(a)	Net investment income (loss) allocated based on average shares method.

(b)	Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

122	CALAMOS FAMILY OF FUNDS

Calamos High Income Fund

	CLASS R
	Year Ended October 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of year	$9.91	$9.67	$9.96	$9.52	$7.11
Income from investment operations:
Net investment income (loss)(a)	0.48	0.51	0.57	0.60	0.59
Net realized and unrealized gain (loss)	0.18	0.34	(0.24)	0.57	2.29
Total from investment operations	0.66	0.85	0.33	1.17	2.88

Distributions:
Dividends from net investment income	(0.55)	(0.48)	(0.62)	(0.73)	(0.47)
Dividends from net realized gains	(0.13)	(0.13)	—	—	—
Total distributions	(0.68)	(0.61)	(0.62)	(0.73)	(0.47)

Net asset value, end of year	$9.89	$9.91	$9.67	$9.96	$9.52

Ratios and supplemental data:
Total return(b)	6.92%	9.17%	3.37%	12.88%	41.93%

Net assets, end of year (000)	$192	$373	$272	$248	$122
Ratio of net expenses to average net assets	1.43%	1.44%	1.47%	1.46%	1.48%
Ratio of gross expenses to average net assets prior to expense reductions	1.43%	1.44%	1.47%	1.46%	1.48%
Ratio of net investment income (loss) to average net assets	4.89%	5.21%	5.74%	6.28%	7.31%

PROSPECTUS	|	March 1, 2014	123

Calamos Market Neutral Income Fund

FINANCIAL HIGHLIGHTS

	CLASS I
	Year Ended October 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of year	$12.56	$12.00	$11.80	$11.25	$10.88
Income from investment operations:
Net investment income (loss)(a)	0.20	0.23	0.24	0.25	0.32
Net realized and unrealized gain (loss)	0.42	0.51	0.19	0.46	0.89
Total from investment operations	0.62	0.74	0.43	0.71	1.21

Distributions:
Dividends from net investment income	(0.21)	(0.18)	(0.23)	(0.16)	(0.55)
Dividends from net realized gains	—	—	—	—	(0.29)
Total distributions	(0.21)	(0.18)	(0.23)	(0.16)	(0.84)

Net asset value, end of year	$12.97	$12.56	$12.00	$11.80	$11.25

Ratios and supplemental data:
Total return(b)	5.01%	6.25%	3.70%	6.33%	12.07%

Net assets, end of year (000)	$1,574,197	$1,040,722	$738,421	$521,364	$183,133
Ratio of net expenses to average net assets	1.01%	0.92%	0.96%	0.96%	0.94%
Ratio of gross expenses to average net assets prior to expense reductions	1.01%	0.92%	0.96%	0.96%	0.95%
Ratio of net investment income (loss) to average net assets	1.57%	1.88%	2.04%	2.22%	2.99%
Ratio of net expenses, excluding dividend expense on short positions, to average net assets	0.87%	0.88%	0.89%	0.89%	0.90%

(a)	Net investment income (loss) allocated based on average shares method.

(b)	Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

124	CALAMOS FAMILY OF FUNDS

Calamos Market Neutral Income Fund

	CLASS R
	Year Ended October 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of year	$12.64	$12.08	$11.88	$11.33	$10.96
Income from investment operations:
Net investment income (loss)(a)	0.14	0.17	0.19	0.20	0.25
Net realized and unrealized gain (loss)	0.42	0.52	0.18	0.46	0.91
Total from investment operations	0.56	0.69	0.37	0.66	1.16

Distributions:
Dividends from net investment income	(0.15)	(0.13)	(0.17)	(0.11)	(0.50)
Dividends from net realized gains	—	—	—	—	(0.29)
Total distributions	(0.15)	(0.13)	(0.17)	(0.11)	(0.79)

Net asset value, end of year	$13.05	$12.64	$12.08	$11.88	$11.33

Ratios and supplemental data:
Total return(b)	4.47%	5.72%	3.18%	5.84%	11.46%

Net assets, end of year (000)	$5,408	$5,199	$3,114	$2,351	$1,034
Ratio of net expenses to average net assets	1.52%	1.42%	1.46%	1.46%	1.44%
Ratio of gross expenses to average net assets prior to expense reductions	1.52%	1.42%	1.46%	1.46%	1.44%
Ratio of net investment income (loss) to average net assets	1.08%	1.37%	1.55%	1.72%	2.36%
Ratio of net expenses, excluding dividend expense on short positions, to average net assets	1.37%	1.38%	1.39%	1.39%	1.40%

PROSPECTUS	|	March 1, 2014	125

Calamos Long/Short Fund

FINANCIAL HIGHLIGHTS

	CLASS I		CLASS R
	June 3, 2013* through October 31,		June 3, 2013* through October 31,
	2013		2013
Net asset value, beginning of period	$10.00		$10.00
Income from investment operations:
Net investment income (loss)(a)	(0.05)		(0.07)
Net realized and unrealized gain (loss)	0.34		0.34
Total from investment operations	0.29		0.27

Distributions:
Dividends from net investment income	—		—
Dividends from net realized gains	—		—
Total distributions	—		—

Net asset value, end of period	$10.29		$10.27

Ratios and supplemental data:
Total return(b)	2.90%		2.70%

Net assets, end of period (000)	$36,433		$103
Ratio of net expenses to average net assets	2.09	%(c)	2.60	%(c)
Ratio of gross expenses to average net assets prior to expense reductions	2.34	%(c)	3.26	%(c)
Ratio of net investment income (loss) to average net assets	(1.16	%)(c)	(1.68	%)(c)
Ratio of net expenses, excluding dividend expense on short positions, to average net assets	1.75	%(c)	2.25	%(c)

*	Commencement of operations.

(a)	Net investment income (loss) allocated based on average shares method.

(b)	Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)	Annualized.

126	CALAMOS FAMILY OF FUNDS

Calamos Dividend Growth Fund

FINANCIAL HIGHLIGHTS

	CLASS I		CLASS R
	August 5, 2013* through October 31,		August 5, 2013* through October 31,
	2013		2013
Net asset value, beginning of period	$10.00		$10.00
Income from investment operations:
Net investment income (loss)(a)	0.05		0.04
Net realized and unrealized gain (loss)	0.32		0.31
Total from investment operations	0.37		0.35

Distributions:
Dividends from net investment income	—		—
Dividends from net realized gains	—		—
Total distributions	—		—

Net asset value, end of period	$10.37		$10.35

Ratios and supplemental data:
Total return(b)	3.70%		3.50%

Net assets, end of period (000)	$7,586		$104
Ratio of net expenses to average net assets	1.10	%(c)	1.60	%(c)
Ratio of gross expenses to average net assets prior to expense reductions	2.13	%(c)	3.22	%(c)
Ratio of net investment income (loss) to average net assets	2.13	%(c)	1.62	%(c)

*	Commencement of operations.

(a)	Net investment income (loss) allocated based on average shares method.

(b)	Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)	Annualized.

PROSPECTUS	|	March 1, 2014	127

Calamos Mid Cap Growth Fund

FINANCIAL HIGHLIGHTS

	CLASS I		CLASS R
	August 5, 2013* through October 31,		August 5, 2013* through October 31,
	2013		2013
Net asset value, beginning of period	$10.00		$10.00
Income from investment operations:
Net investment income (loss)(a)	(0.01)		(0.03)
Net realized and unrealized gain (loss)	0.65		0.66
Total from investment operations	0.64		0.63

Distributions:
Dividends from net investment income	—		—
Dividends from net realized gains	—		—
Total distributions	—		—

Net asset value, end of period	$10.64		$10.63

Ratios and supplemental data:
Total return(b)	6.40%		6.30%

Net assets, end of period (000)	$7,299		$106
Ratio of net expenses to average net assets	1.00	%(c)	1.50	%(c)
Ratio of gross expenses to average net assets prior to expense reductions	5.59	%(c)	6.13	%(c)
Ratio of net investment income (loss) to average net assets	(0.54	%)(c)	(1.06	%)(c)

*	Commencement of operations.

(a)	Net investment income (loss) allocated based on average shares method.

(b)	Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)	Annualized.

128	CALAMOS FAMILY OF FUNDS

This page intentionally left blank.

PROSPECTUS	|	March 1, 2014	129

This page intentionally left blank.

130	CALAMOS FAMILY OF FUNDS

This page intentionally left blank.

PROSPECTUS	|	March 1, 2014	131

If you would like more information about the Funds, the following resources are available upon request, free of charge.

Additional information about the Funds’ investments will be available in the Funds’ semiannual and annual reports to shareholders. The semiannual report contains a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance for the six months ended April 30, 2014. The annual report will contain a similar discussion for the one-year period ended October 31, 2014.

The Statement of Additional Information provides more detailed information about the Funds and, except for the information in the section entitled “Financial Statements,” is incorporated into this prospectus by reference.

Copies of the reports and the Statement of Additional Information are available, without charge, upon request, by calling 800.582.6959 or by visiting the Funds’ website at www.calamos.com. You can request other information and discuss your questions about the Funds by contacting Calamos Financial Services LLC at:

Calamos Financial Services LLC

2020 Calamos Court

Naperville, Illinois 60563

Telephone: 800.582.6959

You can review the Funds’ reports and Statement of Additional Information at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies for free from the EDGAR database on the Commission’s Internet website at http://www.sec.gov, or for a duplicating fee by calling or writing to:

Public Reference Section of the Commission

Washington, D.C. 20549-0102

Telephone: 202.551.8090

E-mail: publicinfo@sec.gov

FOR 24 HOUR AUTOMATED SHAREHOLDER ASSISTANCE

800.823.7386

TO OBTAIN INFORMATION

ABOUT YOUR INVESTMENTS

800.582.6959

VISIT OUR WEB-SITE

www.calamos.com

INVESTMENT ADVISER

Calamos Advisors LLC

2020 Calamos Court

Naperville, IL 60563

TRANSFER AGENT

US Bancorp Fund Services, LLC

615 E. Michigan St. 3rd floor

Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

Chicago, IL

LEGAL COUNSEL

K&L Gates LLP

Chicago, IL

Washington, DC

2020 Calamos Court

Naperville, IL 60563-2787

800.582.6959

www.calamos.com

© 2014 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

MFIRPRO 1161 03/14

811-05443

STATEMENT OF ADDITIONAL INFORMATION	March 1, 2014

CALAMOS (R) FAMILY OF FUNDS

Fund	Class A	Class B	Class C	Class I	Class R
Calamos Growth Fund	CVGRX	CVGBX	CVGCX	CGRIX	CGRRX
Calamos Opportunistic Value Fund (formerly, Calamos Value Fund)	CVAAX	CVABX	CVACX	CVAIX	CVARX
Calamos Focus Growth Fund	CBCAX	CBCBX	CBXCX	CBCIX	CBCRX
Calamos Discovery Growth Fund	CADGX	CBDGX	CCDGX	CIDGX	CRDGX
Calamos International Growth Fund	CIGRX	CIGBX	CIGCX	CIGIX	CIGFX
Calamos Evolving World Growth Fund	CNWGX	CNWZX	CNWDX	CNWIX	CNWRX
Calamos Global Equity Fund	CAGEX	CBGEX	CCGEX	CIGEX	CRGEX
Calamos Growth and Income Fund	CVTRX	CVTYX	CVTCX	CGIIX	CGNRX
Calamos Global Growth and Income Fund	CVLOX	CVLDX	CVLCX	CGCIX	CVLRX
Calamos Convertible Fund	CCVIX	CALBX	CCVCX	CICVX	CCVRX
Calamos Total Return Bond Fund	CTRAX	CTXBX	CTRCX	CTRIX	CTRRX
Calamos High Income Fund	CHYDX	CAHBX	CCHYX	CIHYX	CHYRX
Calamos Market Neutral Income Fund	CVSIX	CAMNX	CVSCX	CMNIX	CVSRX
Calamos Long/Short Fund	CALSX	—	CCLSX	CILSX	CRLSX
Calamos Dividend Growth Fund	CADVX	—	CCDVX	CIDVX	CRDVX
Calamos Mid Cap Growth Fund	CMXAX	—	CMXCX	CMXIX	CMXRX
Calamos Emerging Market Equity Fund	CEGAX	—	CEGCX	CIEIX	CEGRX

2020 Calamos Court

Naperville, Illinois 60563

800.582.6959

This Statement of Additional Information relates to CALAMOS(R) Growth Fund, CALAMOS(R) Opportunistic Value Fund, CALAMOS(R) Focus Growth Fund, CALAMOS(R) International Growth Fund, CALAMOS(R) Global Equity Fund, CALAMOS(R) Evolving World Growth Fund, CALAMOS(R) Growth and Income Fund, CALAMOS(R) Global Growth and Income Fund, CALAMOS(R) Convertible Fund, CALAMOS(R) Total Return Bond Fund, CALAMOS(R) High Income Fund, CALAMOS(R) Market Neutral Income Fund, CALAMOS(R) Discovery Growth Fund, CALAMOS(R) Long/Short Fund, CALAMOS(R) Dividend Growth Fund, CALAMOS(R) Mid Cap Growth Fund and CALAMOS(R) Emerging Market Equity Fund (the “Funds”), each of which is a series of Calamos Investment Trust (the “Trust”). It is not a prospectus, but provides information that should be read in conjunction with the CALAMOS(R) Family of Funds prospectus, dated March 1, 2014 and any supplements thereto, which are incorporated herein by reference. The Funds’ financial statements and financial highlights for the fiscal year ended October 31, 2013, as well as the report of the independent registered public accounting firm, are incorporated herein by reference from the Funds’ annual report to shareholders. The prospectus and the annual and semi-annual reports of the Funds may be obtained without charge by writing or telephoning the Funds at the address or telephone numbers set forth above.
MFSAI 1160 03/14

THE TRUST AND THE FUNDS

The Trust was organized as a Massachusetts business trust on December 21, 1987. Each Fund is an open-end, diversified management investment company. Prior to June 23, 1997, the name of the Trust was CFS Investment Trust. Market Neutral Income Fund was named “Market Neutral Fund” prior to December 30, 2005 and “Strategic Income Fund” prior to July 30, 1999. Prior to April 1, 2003, Global Growth and Income Fund was named “Global Convertible Fund” and Growth and Income Fund was named “Convertible Growth and Income Fund.” Prior to March 1, 2014, Opportunistic Value Fund was named “Value Fund,” and prior to December 1, 2003, Opportunistic Value Fund was named “Mid Cap Value Fund.”

Prior to June 25, 2008, Calamos Evolving World Growth Fund was known as Calamos Emerging Economies Growth Fund. Prior to May 15, 2012, Calamos High Income Fund was known as Calamos High Yield Fund. Prior to February 28, 2013, Calamos Focus Growth Fund was known as Calamos Blue Chip Fund.

INVESTMENT OBJECTIVES

Each Fund’s investment objectives are shown below:

GROWTH FUND seeks long-term capital growth.

OPPORTUNISTIC VALUE FUND seeks long-term capital growth.

FOCUS GROWTH FUND seeks long-term capital growth. Under normal circumstances, Focus Growth Fund will invest at least

80% of its net assets (plus any borrowings) in “Blue Chip” companies.

INTERNATIONAL GROWTH FUND seeks long-term capital growth. The Fund invests primarily in a globally diversified portfolio of equity securities.

EVOLVING WORLD GROWTH FUND seeks long-term capital growth.

GLOBAL EQUITY FUND seeks long-term capital growth. The Fund invests primarily in a globally diversified portfolio of equity securities. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings) in equity securities.

GROWTH AND INCOME FUND seeks high long-term total return through growth and current income. The Fund invests primarily in a diversified portfolio of convertible, equity and fixed-income securities.

GLOBAL GROWTH AND INCOME FUND seeks high long-term total return through capital appreciation and current income. The Fund invests primarily in a globally diversified portfolio of convertible, equity and fixed-income securities.

CONVERTIBLE FUND seeks current income with growth as its secondary objective. Under normal circumstances, Convertible

Fund will invest at least 80% of its net assets (plus any borrowings) in convertible securities.

TOTAL RETURN BOND FUND seeks total return, consistent with preservation of capital and prudent investment management. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings) in a diversified portfolio of fixed-income instruments of varying maturities, including derivative instruments with economic characteristics similar to such fixed-income instruments.

HIGH INCOME FUND seeks the highest level of current income obtainable with reasonable risk. Its secondary objective is capital gain where consistent with its primary objective. Under normal circumstances, High Income Fund will invest at least 80% of its net assets (plus any borrowings) in high yield, fixed-income securities (junk bonds).

MARKET NEUTRAL INCOME FUND seeks high current income consistent with stability of principal. The Fund seeks to achieve its objective primarily through investment in convertible securities and employment of short selling to enhance income and hedge against market risk.

DISCOVERY GROWTH FUND seeks long-term capital growth.

LONG/SHORT FUND seeks long-term capital appreciation.

DIVIDEND GROWTH FUND seeks income and capital appreciation primarily through investments in dividend paying equities. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings) in dividend-paying equities (including common and preferred stocks and invests in units of Master Limited Partnerships).

MID CAP GROWTH FUND seeks long-term capital appreciation. Under normal market circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings) in the common stock of medium-sized companies.

EMERGING MARKET EQUITY FUND seeks long-term capital appreciation. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings) in the equity securities of issuers whose principal activities are tied economically to developing or emerging market countries.

The investment objectives of each Fund may not be changed without the approval of a “majority of the outstanding” shares of that Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). Each of Focus Growth Fund, High Income Fund, Convertible Fund, Global Equity Fund, Total Return Bond Fund, Dividend Growth Fund, Mid Cap Growth Fund, and Emerging Market Equity Fund respectively, will notify shareholders at least 60 days prior to any change in its 80% policy.

INVESTMENT PRACTICES

The prospectus contains information concerning each Fund’s investment objectives and principal investment strategies and risks. This Statement of Additional Information provides additional information concerning certain securities and strategies used by the Funds and their associated risks.

In pursuing its investment objectives, each Fund will invest as described below and in the Funds’ prospectus. The table below indicates whether each Fund, directly or indirectly through its investment in the underlying funds, invests in the securities and instruments listed as part of its principal (P) or non-principal (N) investment strategies.

GLOBAL
					EVOLVING		GROWTH	GROWTH
		OPPORTUNISTIC	FOCUS		WORLD	GLOBAL	AND	AND
INVESTMENTS AND INVESTMENT-	GROWTH	VALUE	GROWTH	INTERNATIONAL	GROWTH	EQUITY	INCOME	INCOME
RELATED PRACTICES	FUND	FUND	FUND	GROWTH FUND	FUND	FUND	FUND	FUND
Equity Securities	P	P	P	P	P	P	P	P
Convertible Securities	N	N	N	N	P	N	P	P
Synthetic Convertible Instruments	N	N	N	N	P	N	P	P
Debt Securities (including High Yield Fixed-Income Securities)	N	N	N	N	P	N	P	P
U.S. Government Obligations	N	N	N	N	N	N	N	N
Stripped Securities	N	N	N	N	N	N	N	N
Mortgage-related and Other Asset-backed Securities	N	N	N	N	N	N	N	N
Loan Participations and Assignments	N	N	N	N	N	N	N	N
Inflation-indexed Bonds	N	N	N	N	N	N	N	N
Municipal Bonds	N	N	N	N	N	N	N	N
Rule 144A Securities	N	N	N	N	N	N	P	P
Foreign Securities	N	N	N	P	P	P	N	P
Currency Exchange Transactions	N	N	N	N	N	N	N	N
Synthetic Foreign Market Positions	N	N	N	N	N	N	N	N
Swaps, Caps, Floors and Collars	N	N	N	N	N	N	N	N
Structured Products	N	N	N	N	N	N	N	N
Lending of Portfolio Securities	N	N	N	N	N	N	N	N
Repurchase Agreements	N	N	N	N	N	N	N	N
Options on Securities, Indexes and Currencies*	N	N	N	N	N	N	N	N
Futures Contracts and Options on Futures Contracts	N	N	N	N	N	N	N	N

GLOBAL
					EVOLVING		GROWTH	GROWTH
		OPPORTUNISTIC	FOCUS		WORLD	GLOBAL	AND	AND
INVESTMENTS AND INVESTMENT-	GROWTH	VALUE	GROWTH	INTERNATIONAL	GROWTH	EQUITY	INCOME	INCOME
RELATED PRACTICES	FUND	FUND	FUND	GROWTH FUND	FUND	FUND	FUND	FUND
Warrants*	N	N	N	N	N	N	N	N
Portfolio Turnover	N	N	N	N	N	N	N	N
Short Sales	N	N	N	N	N	N	N	N
“When-Issued” Securities	N	N	N	N	N	N	N	N
Delayed Delivery Securities	N	N	N	N	N	N	N	N
Reverse Repurchase Agreements and Other Borrowings	N	N	N	N	N	N	N	N
Illiquid Securities	N	N	N	N	N	N	N	N
Temporary Investments	N	N	N	N	N	N	N	N
Master Limited Partnerships	N	N	N	N	N	N	N	N

		TOTAL RETURN	HIGH	MARKET NEUTRAL	DISCOVERY	LONG/	DIVIDEND	MID CAP	EMERGING MARKET
INVESTMENTS AND INVESTMENT-	CONVERTIBLE	BOND	YIELD	INCOME	GROWTH	SHORT	GROWTH	GROWTH	EQUITY
RELATED PRACTICES	FUND	FUND	FUND	FUND	FUND	FUND	FUND	FUND	FUND
Equity Securities	P	N	N	N	P	P	P	P	P
Convertible Securities	P	N	P	P	N	N	N	N	P
Synthetic Convertible Instruments	P	N	P	P	N	N	N	N	N
Debt Securities (including High Yield Fixed-Income Securities)	P	P	P	P	N	N	N	N	N
U.S. Government Obligations	N	P	N	N	N	N	N	N	N
Stripped Securities	N	P	N	N	N	N	N	N	N
Mortgage-related and Other Asset-backed Securities	N	P	N	N	N	N	N	N	N
Loan Participations and Assignments	N	P	N	N	N	N	N	N	N
Inflation-indexed Bonds	N	P	N	N	N	N	N	N	N
Municipal Bonds	N	P	N	N	N	N	N	N	N
Rule 144A Securities	P	N	P	P	N	N	P	P	N
Foreign Securities	P	P	N	N	N	P	P	N	N
Currency Exchange Transactions	N	P	N	N	N	N	P	P	P
Synthetic Foreign Market Positions	N	N	N	N	N	N	N	N	N
Swaps, Caps, Floors and Collars	N	N	N	N	N	N	N	N	N
Structured Products	N	P	N	N	N	N	N	N	N
Lending of Portfolio Securities	N	N	N	N	N	N	N	N	N
Repurchase Agreements	N	P	N	N	N	N	N	N	N
Options on Securities, Indexes and Currencies*	N	P	N	P	N	P	P	P	N
Futures Contracts and Options on Futures Contracts	N	P	N	N	N	P	P	P	P
Warrants*	N	N	N	N	N	N	N	N	N
Portfolio Turnover	N	N	N	P	N	P	P	P	P
Short Sales	N	N	N	P	N	P	N	N	N
“When-Issued” Securities	N	N	N	N	N	P	N	N	N
Delayed Delivery Securities	N	N	N	N	N	N	N	N	N
Reverse Repurchase Agreements and Other Borrowings	N	N	N	N	N	N	N	N	N
Illiquid Securities	N	N	N	N	N	N	P	P	N
Temporary Investments	N	N	N	N	N	N	N	N	N
Master Limited Partnerships	N	N	N	N	N	N	P	N	N

*	Not including those acquired in connection with investments in synthetic convertible instruments.

EQUITY SECURITIES

Equity securities include common and preferred stocks, warrants, rights, and depository receipts. An investment in the equity securities of a company represents a proportionate ownership interest in that company. Therefore, a Fund participates in the financial success or failure of any company in which it has an equity interest.

Equity investments are subject to greater fluctuations in market value than other asset classes as a result of such factors as the issuer’s business performance, investor perceptions, stock market trends and general economic conditions. Equity securities are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments. See the prospectus for additional information regarding equity investments and their risks.

CONVERTIBLE SECURITIES

Convertible securities include any corporate debt security or preferred stock that may be converted into underlying shares of common stock. The common stock underlying convertible securities may be issued by a different entity than the issuer of the convertible securities. Convertible securities entitle the holder to receive interest payments paid on corporate debt securities or the dividend preference on a preferred stock until such time as the convertible security matures or is redeemed or until the holder elects to exercise the conversion privilege. As a result of the conversion feature, however, the interest rate or dividend preference on a convertible security is generally less than would be the case if the security were a non-convertible obligation.

The value of convertible securities is influenced by both the yield of non-convertible securities of comparable issuers and by the value of the underlying common stock. A convertible security’s value viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its “investment value.” A convertible security’s investment value typically will fluctuate inversely with changes in prevailing interest rates. However, at the same time, the convertible security will be influenced by its “conversion value,” which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock.

If, because of a low price of the common stock, a convertible security’s conversion value is substantially below its investment value, the convertible security’s price is governed principally by its investment value. If a convertible security’s conversion value increases to a point that approximates or exceeds its investment value, the convertible security’s value will be principally influenced by its conversion value. A convertible security will sell at a premium over its conversion value to the extent investors place value on the right to acquire the underlying common stock while holding a fixed-income security. Holders of convertible securities have a claim on the issuer’s assets prior to the common stockholders, but may be subordinated to holders of similar non-convertible securities of the same issuer.

SYNTHETIC CONVERTIBLE INSTRUMENTS

A Fund may establish a “synthetic” convertible instrument by combining fixed-income securities (which may be either convertible or non-convertible) with the right to acquire equity securities. In establishing a synthetic instrument, a Fund may pool a basket of fixed-income securities and a basket of warrants or options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed- income and convertible components, which may be purchased separately and at different times.

More flexibility is possible in the assembly of a synthetic convertible instrument than in the purchase of a convertible security. Although synthetic convertible instruments may be selected where the two components are issued by a single issuer, the character of a synthetic convertible instrument allows the combination of components representing distinct issuers, when management believes that such a combination would better promote a Fund’s investment objectives. A synthetic convertible instrument also is a more flexible investment in that its two components may be purchased separately. For example, a Fund may purchase a warrant for inclusion in a synthetic convertible instrument but temporarily hold short-term investments while postponing the purchase of a corresponding bond pending development of more favorable market conditions. Convertible Fund’s holdings of synthetic convertible instruments are considered convertible securities for purposes of the Fund’s policy to invest at least 80% of its net assets (plus any borrowings) in convertible securities.

A holder of a synthetic convertible instrument faces the risk of a decline in the price of the security or the level of the index involved in the convertible component, causing a decline in the value of the call option or warrant purchased to create the synthetic convertible instrument. Should the price of the stock fall below the exercise price and remain there throughout the exercise period, the entire amount paid for the call option or warrant would be lost. Because a synthetic convertible instrument includes the fixed-income component as well, the holder of a synthetic convertible instrument also faces the risk that interest rates will rise, causing a decline in the value of the fixed-income instrument.

A Fund may also purchase synthetic convertible instruments manufactured by other parties, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity, and are typically issued by investment banks. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible.

DEBT SECURITIES (INCLUDING HIGH YIELD FIXED-INCOME SECURITIES)

In pursuing its investment objectives, a Fund may invest in convertible and non-convertible debt securities, including high yield fixed-income securities (i.e., securities rated BB or lower by Standard & Poor’s Corporation, a division of The McGraw-Hill Companies (“S&P”), or Ba or lower by Moody’s Investor Services, Inc. (“Moody’s”)) and securities that are not rated but are considered by Calamos Advisors LLC (“Calamos Advisors”), the Funds’ investment adviser, to be of similar quality. There are no restrictions as to the ratings of debt securities that may be acquired by a Fund or the portion of a Fund’s assets that may be invested in debt securities in a particular rating category, except that Total Return Bond Fund may not invest more than 25% of its net assets in high yield fixed-income securities, and no Fund other than High Income Fund may acquire a security rated below C.

Securities rated BBB or Baa are considered to be medium grade and to have speculative characteristics. High yield fixed-income securities are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. Investment in medium- or lower-quality debt securities involves greater investment risk, including the possibility of issuer default or bankruptcy. An economic downturn could severely disrupt the market for such securities and adversely affect the value of such securities. In addition, lower-quality bonds are less sensitive to interest rate changes than higher-quality instruments and generally are more sensitive to adverse economic changes or individual corporate developments. During a period of adverse economic changes, including a period of rising interest rates, issuers of such bonds may experience difficulty in servicing their principal and interest payment obligations.

Achievement by a Fund of its investment objectives will be more dependent on Calamos Advisors’ credit analysis than would be the case if the Fund were investing in higher-quality debt securities. Because the ratings of rating services (which evaluate the safety of principal and interest payments, not market risks) are used only as preliminary indicators of investment quality, Calamos Advisors employs its own credit research and analysis. These analyses may take into consideration such quantitative factors as an issuer’s present and potential liquidity, profitability, internal capability to generate funds, debt/equity ratio and debt servicing capabilities, and such qualitative factors as an assessment of management, industry characteristics, accounting methodology, and foreign business exposure.

Medium- and lower-quality debt securities may be less marketable than higher-quality debt securities because the market for them is less broad. The market for unrated debt securities is even narrower. During periods of thin trading in these markets, the spread between bid and asked prices is likely to increase significantly, and a Fund may have greater difficulty selling its portfolio securities. The market value of these securities and their liquidity may be affected by adverse publicity and investor perceptions.

U.S. GOVERNMENT OBLIGATIONS

U.S. Government Obligations include securities that are issued or guaranteed by the U.S. Treasury or by various U.S. Government agencies and instrumentalities. U.S. Treasury obligations (“U.S. Treasuries”) include Treasury bills, Treasury notes, and Treasury bonds. U.S. Treasuries also include the separate principal and interest components of U.S. Treasuries that are traded under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program. U.S. Treasury obligations are backed by the full faith and credit of the U.S.

Obligations issued or guaranteed by U.S. Government agencies and instrumentalities may be supported by any of the following: (a) the full faith and credit of the U.S., (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury, (c) the discretionary authority of the U.S. Treasury to lend to such Government agency or instrumentality, or (d) the credit of the agency or instrumentality. Government agencies that issue or guarantee securities backed by the full faith and credit of the U.S. include the Government National Mortgage Association (“GNMA”) and the Small Business Administration. Government agencies and instrumentalities that issue or guarantee securities not backed by the full faith and credit of the U.S. include the Federal Farm Credit Banks, the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation (“FHLMC”), the Federal National Mortgage Association (“FNMA”), the Federal Land Bank, the Bank for Cooperatives, the Federal Intermediate Credit Bank, the Federal Financing Bank, the Resolution Funding Corporation, the Financing Corporation of America and the Tennessee Valley Authority. In the case of securities not backed by the full faith and credit of the U.S., the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the U.S. in the event the agency or instrumentality does not meet its commitment.

In September 2008, the U.S. Treasury and the Federal Housing Finance Agency (“FHFA”) announced that FNMA and FHLMC had been placed in conservatorship. Since that time, FNMA and FHLMC have received significant capital support through U.S. Treasury preferred stock purchases, as well as Treasury and Federal Reserve purchases of their mortgage backed securities (“MBS”). The FHFA and the U.S. Treasury (through its agreement to purchase FNMA and FHLMC preferred stock) have imposed strict limits on the size of their mortgage portfolios. While the mortgage-backed securities purchase programs ended in 2010, the U.S. Treasury continued its support for the entities’ capital as necessary to prevent a negative net worth through at least 2012. Since the end of 2007, FNMA and FHLMC have received U.S. Treasury support of approximately $187.5 billion through draws under the preferred stock purchase agreements. However, they have repaid approximately $185 billion in dividends. FNMA and FHLMC ended the third quarter of 2012 with positive net worth and, as a result, neither required a draw from the U.S. Treasury and FNMA and FHLMC have not required a draw from the U.S. Treasury since the fourth quarter of 2011, or the first quarter of 2012, respectively. Nonetheless, no assurance can be given that the Federal Reserve or the U.S. Treasury will ensure that FNMA and FHLMC remain successful in meeting their obligations with respect to the debt and mortgage-backed securities that they issue.

In addition, the problems faced by FNMA and FHLMC, resulting in their being placed into federal conservatorship and receiving significant U.S. Government support, have sparked serious debate among federal policy makers regarding the continued role of the U.S. Government in providing liquidity for mortgage loans. The Obama Administration produced a report to Congress on February 11, 2011, outlining a proposal to wind down FNMA and FHLMC by increasing their guarantee fees, reducing their conforming loan limits (the maximum amount of each loan they are authorized to purchase), and continuing progressive limits on the size of their investment portfolio. In December 2011, Congress enacted the Temporary Payroll Tax Cut Continuation Act (“TCCA”) of 2011 which, among other provisions, requires that FNMA and FHLMC increase their single-family guaranty fees by at least 10 basis points and remit this increase to Treasury with respect to all loans acquired by FNMA and FHLMC on or after April 1, 2012 and before January 1, 2022. Serious discussions among policymakers continue, however, as to whether FNMA and FHLMC should be nationalized, privatized, restructured, or eliminated altogether. FNMA and FHLMC also are the subject of several continuing legal actions and investigations over certain accounting, disclosure or corporate governance matters, which (along with any resulting financial restatements) may continue to have an adverse effect on the guaranteeing entities. Importantly, the future of FNMA and FHLMC is in serious question as the U.S. Government considers multiple options.

A Fund may invest in securities issued or guaranteed by any of the entities listed above or by any other agency established or sponsored by the U.S. Government, provided that the securities are otherwise permissible investments of the Fund. Certain U.S. Government Obligations that have a variable rate of interest readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

A Fund’s yield will fluctuate due to changes in interest rates, economic conditions, quality ratings and other factors. The prepayment experience of the mortgages underlying mortgage-related securities, such as obligations issued by GNMA, may affect the value of, and return on, an investment in such securities.

STRIPPED SECURITIES

Stripped securities include Treasury receipts, securities of government-sponsored enterprises (“GSEs”), stripped mortgage-backed securities (“SMBS”), and other “stripped” securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government, mortgage and other obligations. The stripped securities purchased are issued by the U.S. Government (or a U.S. Government agency or instrumentality) or by private issuers such as banks, corporations and other institutions at a discount to their face value. These securities generally are structured to make a lump-sum payment at maturity and do not make periodic payments of principal or interest. Hence, the duration of these securities tends to be longer and they are therefore more sensitive to interest rate fluctuations than similar securities that offer periodic payments over time. The Funds will not purchase stripped securities that are subject to direct prepayment or extension risk, although in the case of SMBS, their underlying securities may be subject to such risks. SMBS are usually structure with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS that are structured to receive interest only are extremely sensitive to changes in the prevailing interest rates as well as the rate of principal payments (including prepayments) on the related underlying mortgage assets, and are therefore much more volatile than SMBS that receive principal only.

Stripped securities may also include participations in trusts that hold U.S. Treasury securities such as Treasury Investors Growth Receipts (“TIGRs”) and Certificates of Accrual on Treasury Securities (“CATS”) or other obligations where the trust participations evidence ownership in either the future interest payments or the future principal payments on the obligations. These participations are normally issued at a discount to their “face value,” and can exhibit greater price volatility than ordinary debt securities because of the way in which their principal and interest are returned to investors.

MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES

A Fund may invest in mortgage- or other asset-backed securities. Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, SMBSs and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.

The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages accelerate the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal- only, or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities.

Total Return Bond Fund may invest up to 5% of its total assets in any combination of mortgage-related and other asset-backed IO and PO securities. A Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust that is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. A Fund may invest in other asset-backed securities that have been offered to investors.

LOAN PARTICIPATIONS AND ASSIGNMENTS

A Fund may invest in fixed- and floating-rate loans, which investments generally will be in the form of loan participations and assignments of portions of such loans. Participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If a Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

INFLATION-INDEXED BONDS

Inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, which are more fully described below) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation- indexed bonds does not adjust according to the rate of inflation.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

MUNICIPAL BONDS

Municipal bonds are generally issued by states and local governments and their agencies, authorities and other instrumentalities. Municipal bonds are subject to interest rate, credit and market risk. The ability of an issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Lower rated municipal bonds are subject to greater credit and market risk than higher quality municipal bonds. The types of municipal bonds in which a Fund may invest include municipal lease obligations. A Fund may also invest in securities issued by entities whose underlying assets are municipal bonds. Total Return Bond Fund may invest, without limitation, in residual interest bonds, which are created by depositing municipal securities in a trust and dividing the income stream of an underlying municipal bond in two parts, one, a variable rate security and the other, a residual interest bond. The interest rate for the variable rate security is determined by an index or an auction process held approximately every seven to 35 days, while the residual interest bond holder receives the balance of the income from the underlying municipal bond less an auction fee. The market prices of residual interest bonds may be highly sensitive to changes in market rates and may decrease significantly when market rates increase. Since February 2008, a significant number of auction rate municipal bonds have failed to attract buyers, resulting in “failed auctions” and a resetting of the periodic rates to rates in excess of that which would otherwise prevail in the short-term market. The auction failures have affected municipal issuers throughout the nation. Failed auctions generally do not reflect the credit strength of individual issuers, but reflect concerns relating to bond insurers that have insured these auction rate bonds as well as changes in the operation of the auction rate market itself. As an outcome of these failed auctions, governmental issuers have experienced significantly higher service costs on auction rate bonds, and bondholders may experience significantly less liquidity than has been anticipated.

RULE 144A SECURITIES

A Fund may purchase securities that have been privately placed but that are eligible for purchase and sale by certain qualified institutional buyers, such as the Funds, under Rule 144A (“Rule 144A Securities”) under the Securities Act of 1933, as amended (the “Securities Act”). Calamos Advisors, under the supervision and oversight of the Trust’s board of trustees, will consider whether Rule 144A Securities are illiquid and thus subject to a Fund’s restriction of investing no more than a specified percentage of its net assets in securities that are illiquid at the time of purchase. A determination of whether a Rule 144A Security is liquid or not is a question of fact. In making this determination, Calamos Advisors will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A Security. In addition, Calamos Advisors may consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A Securities will be monitored and, if as a result of changed conditions, it is determined that a Rule 144A Security is no longer liquid, a Fund’s holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not invest more than 10% (or 15% in the case of Global Growth and Income Fund, International Growth Fund, Global Equity Fund, Total Return Bond Fund, Evolving World Growth Fund, Discovery Growth Fund and Emerging Market Equity Fund) of its net assets in illiquid securities. Investing in Rule 144A Securities could have the effect of increasing the amount of a Fund’s assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

FOREIGN SECURITIES

Global Growth and Income Fund, International Growth Fund, Global Equity Fund, Evolving World Growth Fund and Emerging Market Equity Fund may invest all of their net assets, Total Return Bond Fund may invest up to 35% of its net assets, and each other Fund may invest up to 25% of its net assets, in securities of foreign issuers. A foreign security is a security issued by a foreign government or a company whose country of incorporation is a foreign country. For this purpose, foreign securities do not include American Depositary Receipts (ADRs) or securities guaranteed by a U.S. person, but may include foreign securities in the form of European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs) or other securities representing underlying shares of foreign issuers. Positions in those securities are not necessarily denominated in the same currency as the common stocks into which they may be converted. ADRs are receipts typically issued by an American bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts listed on the Luxembourg Stock Exchange evidencing a similar arrangement. GDRs are U.S. dollar-denominated receipts issued by international banks evidencing ownership of foreign securities. Generally, ADRs, in registered form, are designed for the U.S. securities markets and EDRs and GDRs, in bearer form, are designed for use in foreign securities markets. A Fund may invest in sponsored or unsponsored ADRs. In the case of an unsponsored ADR, a Fund is likely to bear its proportionate share of the expenses of the depository and it may have greater difficulty in receiving shareholder communications than it would have with a sponsored ADR.

To the extent positions in portfolio securities are denominated in foreign currencies, a Fund’s investment performance is affected by the relative strength or weakness of the U.S. dollar against those currencies. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a Japanese stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the Japanese stock will fall. (See discussion of transaction hedging and portfolio hedging below under “Currency Exchange Transactions.”)

Investors should understand and consider carefully the risks involved in foreign investing. Investing in foreign securities, which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts involve certain considerations comprising both risks and opportunities not typically associated with investing in U.S. securities. These considerations include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the U.S.; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the U.S.; greater costs of buying, holding and selling securities, including brokerage, tax and custody costs; and sometimes less advantageous legal, operational and financial protections applicable to foreign sub-custodial arrangements.

Although each Fund that invests in foreign securities intends to invest in companies and government securities of countries having stable political environments, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other adverse political, social or diplomatic developments that could affect investment in these nations.

Each Fund that invests in foreign securities, other than Global Growth and Income Fund, International Growth Fund, Global Equity Fund, Evolving World Growth Fund, and Emerging Market Equity Fund, expects that substantially all of its foreign investments will be in developed nations. However, each Fund that invests in foreign securities may invest in the securities of emerging countries. The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other more developed countries. Disclosure and regulatory standards in many respects are less stringent than in the U.S. and other major markets. There also may be a lower level of monitoring and regulation of emerging markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited. Economies in individual emerging markets may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many emerging market countries have experienced high rates of inflation for many years, which has had and may continue to have very negative effects on the economies and securities markets of those countries.

CURRENCY EXCHANGE TRANSACTIONS

Currency exchange transactions may be conducted either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through forward currency exchange contracts (“forward contracts”). Forward contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward contracts are usually entered into with banks, foreign exchange dealers and broker-dealers, are not exchange traded, and are usually for less than one year, but may be renewed.

Forward currency exchange transactions may involve currencies of the different countries in which the Funds may invest and serve as hedges against possible variations in the exchange rate between these currencies. Currency exchange transactions are limited to transaction hedging and portfolio hedging involving either specific transactions or portfolio positions, except to the extent described below under “Synthetic Foreign Money Market Positions.” Transaction hedging is the purchase or sale of forward contracts with respect to specific receivables or payables of a Fund accruing in connection with the purchase and sale of its portfolio securities or the receipt of dividends or interest thereon. Portfolio hedging is the use of forward contracts with respect to portfolio security positions denominated or quoted in a particular foreign currency. Portfolio hedging allows a Fund to limit or reduce its exposure in a foreign currency by entering into a forward contract to sell such foreign currency (or another foreign currency that acts as a proxy for that currency) at a future date for a price payable in U.S. dollars so that the value of the foreign denominated portfolio securities can be approximately matched by a foreign denominated liability. A Fund may not engage in portfolio hedging with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that particular currency, except that the Fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currencies or currency act as an effective proxy for other currencies. In such a case, the Fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the Fund. No Fund may engage in “speculative” currency exchange transactions.

If a Fund enters into a forward contract, its custodian will segregate liquid assets of the Fund having a value equal to the Fund’s commitment under such forward contract from day to day, except to the extent that the Fund’s forward contract obligation is covered by liquid portfolio securities denominated in, or whose value is tied to, the currency underlying the forward contract. At the maturity of the forward contract to deliver a particular currency, the Fund may either sell the portfolio security related to the contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for a Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency the Fund is obligated to deliver.

If a Fund retains the portfolio security and engages in an offsetting currency transaction, it will incur a gain or a loss to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting currency transaction, it subsequently may enter into a new forward contract to sell the currency. Should forward prices decline during the period between the Fund’s entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive the Fund of unrealized profits or force the Fund to cover its commitments for purchase or sale of currency, if any, at the current market price.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the value of a portfolio security traded in that currency or prevent a loss if the value of the security declines. Hedging transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for a Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to a Fund of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period, and prevailing market conditions. Because currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

SYNTHETIC FOREIGN MONEY MARKET POSITIONS

A Fund may invest in money market instruments denominated in foreign currencies. In addition to, or in lieu of, such direct investment, a Fund may construct a synthetic foreign money market position by (a) purchasing a money market instrument denominated in one currency, generally U.S. dollars, and (b) concurrently entering into a forward contract to deliver a corresponding amount of that currency in exchange for a different currency on a future date and at a specified rate of exchange. For example, a synthetic money market position in Japanese yen could be constructed by purchasing a U.S. dollar money market instrument, and entering concurrently into a forward contract to deliver a corresponding amount of U.S. dollars in exchange for Japanese yen on a specified date and at a specified rate of exchange. Because of the availability of a variety of highly liquid short-term U.S. dollar money market instruments, a synthetic money market position utilizing such U.S. dollar instruments may offer greater liquidity than direct investment in foreign currency and a concurrent construction of a synthetic position in such foreign currency, in terms of both income yield and gain or loss from changes in currency exchange rates, in general should be similar, but would not be identical because the components of the alternative investments would not be identical.

SWAPS, CAPS, FLOORS AND COLLARS

A Fund may enter into interest rate, currency, index, credit default and other swaps and the purchase or sale of related caps, floors and collars. A Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. A Fund will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. A credit default swap is an agreement to transfer the credit exposure of fixed-income products between parties. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

A Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as a Fund will segregate assets (or enter into offsetting positions) to cover its obligations under swaps, Calamos Advisors believes such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. A Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the securities dealers, financial institutions or other parties with whom the Fund has entered into such a transaction (“Counterparties”), combined with any credit enhancements, is rated at least A by S&P or Moody’s or has an equivalent rating from an NRSRO or is determined to be of equivalent credit quality by Calamos Advisors. If there is a default by the Counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid, however, some swaps may be considered illiquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

In addition, some swaps are, and more in the future will be, centrally cleared. Swaps that are centrally-cleared are subject to the creditworthiness of the clearing organizations involved in the transaction. For example, a swap investment by a Fund could lose margin payments deposited with the clearing organization, as well as the net amount of gains not yet paid by the clearing organization, if the clearing organization breaches the swap agreement with the Fund or becomes insolvent or goes into bankruptcy. In the event of bankruptcy of the clearing organization, the Fund may be entitled to the net amount of gains the Fund is entitled to receive, plus the return of margin owed to it, only in proportion to the amount received by the clearing organization’s other customers, potentially resulting in losses to the Fund.

STRUCTURED PRODUCTS

A Fund may invest in interests in entities organized and operated for the purpose of restructuring the investment characteristics of certain other investments. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments and the issuance by that entity of one or more classes of securities (“structured products”) backed by, or representing interests in, the underlying instruments. The term “structured products” as used herein excludes synthetic convertibles. See “Investment Practices — Synthetic Convertible Securities.” The cash flow on the underlying instruments may be apportioned among the newly issued structured products to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to structured products is dependent on the extent of the cash flow on the underlying instruments. A Fund may invest in structured products, which represent derived investment positions based on relationships among different markets or asset classes.

A Fund may also invest in other types of structured products, including, among others, baskets of credit default swaps referencing a portfolio of high-yield securities. A structured product may be considered to be leveraged to the extent its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate. Because they are linked to their underlying markets or securities, investments in structured products generally are subject to greater volatility than an investment directly in the underlying market or security. Total return on the structured product is derived by linking return to one or more characteristics of the underlying instrument. Because certain structured products of the type in which a Fund may invest may involve no credit enhancement, the credit risk of those structured products generally would be equivalent to that of the underlying instruments. A Fund may invest in a class of structured products that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured products typically have higher yields and present greater risks than unsubordinated structured products. Although a Fund’s purchase of subordinated structured products would have similar economic effect to that of borrowing against the underlying securities, the purchase will not be deemed to be leverage for purposes of the Fund’s limitations related to borrowing and leverage.

Certain issuers of structured products may be deemed to be “investment companies” as defined in the 1940 Act. As a result, a Fund’s investments in these structured products may be limited by the restrictions contained in the 1940 Act. Structured products are typically sold in private placement transactions, and there may not be an active trading market for structured products. As a result, certain structured products in which the Fund invests may be deemed illiquid.

LENDING OF PORTFOLIO SECURITIES

In seeking to earn additional income, a Fund may lend its portfolio securities to qualified parties (typically broker-dealers and banks) who need to borrow securities in order to cover transactions into which they have entered. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return that may be in the form of a fixed fee or a percentage of income earned on the collateral. The Fund may experience losses as a result of a diminution in value of its cash collateral investments. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services in arranging these loans. The Fund would have the right to call the loan and obtain the securities loaned at any time on notice of not less than five business days. The Fund would not have the right to vote the securities during the existence of the loan; however, the Fund may attempt to call back the loan and vote the proxy if time permits prior to the record date. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. In an effort to reduce these risks, the Fund’s securities lending agent will monitor, and report to Calamos Advisors on, the creditworthiness of the firms to which the Fund lends securities.

REPURCHASE AGREEMENTS

As part of its strategy for the temporary investment of cash, a Fund may enter into “repurchase agreements” pertaining to U.S. Government securities with member banks of the Federal Reserve System or primary dealers (as designated by the Federal Reserve Bank of New York) in such securities. Each Fund may invest in repurchase agreements, provided that Global Growth and Income Fund, International Growth Fund, Global Equity Fund, Emerging Market Equity Fund, Total Return Bond Fund, Evolving World Growth Fund and Discovery Growth Fund may not invest more than 15%, and each other Fund may not invest more than 10%, of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days, and any other illiquid securities. A repurchase agreement arises when a Fund purchases a security and simultaneously agrees to resell it to the vendor at an agreed upon future date. The resale price is greater than the purchase price, reflecting an agreed upon market rate of return that is effective for the period of time the Fund holds the security and that is not related to the coupon rate on the purchased security. Such agreements generally have maturities of no more than seven days and could be used to permit a Fund to earn interest on assets awaiting long term investment. A Fund requires continuous maintenance by the custodian for the Fund’s account in the Federal Reserve/Treasury Book Entry System of collateral in an amount equal to, or in excess of, the market value of the securities that are the subject of a repurchase agreement. In the event of a bankruptcy or other default of a seller of a repurchase agreement, a Fund could experience both delays in liquidating the underlying security and losses, including: (a) possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights. In an effort to reduce these risks, Calamos Advisors will monitor the creditworthiness of the firms with which a Fund enters into repurchase agreements.

OPTIONS ON SECURITIES, INDEXES AND CURRENCIES

A Fund may purchase and sell (write) put options and call options on securities, indexes or foreign currencies. A Fund may purchase agreements, sometimes called cash puts, that may accompany the purchase of a new issue of bonds from a dealer.

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, a Fund’s purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving such Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. A Fund’s purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect it against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument.

A Fund may purchase and sell (write) exchange listed options and over-the-counter options (“OTC options”). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation (“OCC”), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is “in-the-money” (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

OTC options are purchased from or sold to sellers or purchasers (“Counterparties”) through direct bilateral agreement with the Counterparties. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. A Fund will only sell (write) OTC options (other than OTC currency options) that are subject to a buy- back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days. A Fund generally is expected to enter into OTC options that have cash settlement provisions, although it is not required to do so. The staff of the Securities and Exchange Commission (the “SEC”) currently takes the position that OTC options purchased by a fund, and portfolio securities “covering” the amount of a fund’s obligation pursuant to an OTC option sold by it (or the amount of assets equal to the formula price for the repurchase of the option, if any, less the amount by which the option is “in the money”) are illiquid, and are subject to a fund’s limitation on investing no more than 10% of its net assets (or 15% in the case of Global Growth and Income Fund, International Growth Fund, Global Equity Fund, Emerging Market Equity Fund, Total Return Bond Fund, Evolving World Growth Fund and Discovery Growth Fund) in illiquid securities.

A Fund may also purchase and sell (write) options on securities indices and other financial indices. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option or an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making upon the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

A Fund will sell (write) call options and put options only if they are “covered.” For example, a call option written by a Fund will require such Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or liquid assets sufficient to purchase and deliver the securities if the call is exercised. A call option sold by a Fund on an index will require such Fund to own portfolio securities that correlate with the index or to segregate cash or liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option written by a Fund requires such Fund to segregate cash or liquid assets equal to the exercise price.

OTC options entered into by a Fund and OCC issued and exchange listed index options will generally provide for cash settlement. As a result, when a Fund sells (writes) these instruments, it will only segregate an amount of cash or liquid assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by a Fund, or the “in-the-money” amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when a Fund sells (writes) a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by a Fund other than those above generally settle with physical delivery, or with an election of either physical delivery or cash settlement and the Fund will segregate an amount of cash or liquid assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement, will be treated the same as other options settling with physical delivery.

If an option written by a Fund expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires, the Fund realizes a capital loss equal to the premium paid.

A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, such Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, a Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

A put or call option purchased by a Fund is an asset of the Fund, valued initially at the premium paid for the option. The premium received for an option written by a Fund is recorded as a deferred credit. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

RISKS ASSOCIATED WITH OPTIONS. There are several risks associated with transactions in options. For example, there are significant differences between the securities markets, the currency markets and the options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve Calamos Advisors’ objective. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. A Fund’s ability to utilize options successfully will depend on Calamos Advisors’ ability to predict pertinent market investments, which cannot be assured.

A Fund’s ability to close out its position as a purchaser or seller (writer) of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms. If a Fund were unable to close out an option that it has purchased on a security, it would have to exercise the option in order to realize any profit or the option would expire and become worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, a Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call. As the writer of a covered call option on a foreign currency, a Fund foregoes, during the option’s life, the opportunity to profit from any currency appreciation.

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty (as described above under “Options on Securities, Indexes and Currencies”) fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with a Fund or fails to make a cash settlement payment due in accordance with the terms of that option, a Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, Calamos Advisors must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty’s credit to determine the likelihood that the terms of the OTC option will be satisfied.

A Fund may purchase and sell (write) call options on securities indices and currencies. All calls sold by a Fund must be “covered.” Even though a Fund will receive the option premium to help protect it against loss, a call sold by a Fund exposes such Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold the security or instrument that it might otherwise have sold. A Fund may purchase and sell (write) put options on securities indexes and currencies. In selling (writing) put options, there is a risk that the Fund may be required to buy the underlying index or currency at a disadvantageous price above the market price.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

A Fund may enter into interest rate futures contracts, index futures contracts, volatility index futures contracts and foreign currency futures contracts. An interest rate, index, volatility index or foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or the cash value of an index (1) at a specified price and time. A public market exists in futures contracts covering a number of indexes (including, but not limited to, the Standard & Poor’s 500 Index, the Russell 2000 Index, the Value Line Composite Index, and the New York Stock Exchange Composite Index) as well as financial instruments (including, but not limited to, U.S. Treasury bonds, U.S. Treasury notes, Eurodollar certificates of deposit and foreign currencies). Other index and financial instrument futures contracts are available and it is expected that additional futures contracts will be developed and traded. A Fund may enter into such contract if, in Calamos Advisors’ opinion, such contract meets the Fund’s investment parameters.

A Fund may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities, indexes and foreign currencies (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. A Fund might, for example, use futures contracts to hedge against or gain exposure to fluctuations in the general level of stock prices, anticipated changes in interest rates or currency fluctuations that might adversely affect either the value of a Fund’s securities or the price of the securities that the Fund intends to purchase. Although other techniques could be used to reduce or increase a Fund’s exposure to stock price, interest rate and currency fluctuations, a Fund may be able to achieve its desired exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

A Fund will only enter into futures contracts and futures options that are standardized and traded on an exchange, board of trade or similar entity, or quoted on an automated quotation system.

The success of any futures transaction by a Fund depends on Calamos Advisors’ correctly predicting changes in the level and direction of stock prices, interest rates, currency exchange rates and other factors. Should those predictions be incorrect, the Fund’s return might have been better had the transaction not been attempted; however, in the absence of the ability to use futures contracts, Calamos Advisors might have taken portfolio actions in anticipation of the same market movements with similar investment results, but, presumably, at greater transaction costs.

When a Fund makes a purchase or sale of a futures contract, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government securities or other securities acceptable to the broker (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract, although the Fund’s broker may require margin deposits in excess of the minimum required by the exchange. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Fund expects to earn interest income on its initial margin deposits. A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking-to-market.” Variation margin paid or received by the Fund does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract had expired at the close of the previous day. In computing daily net asset value, the Fund will mark-to-market its open futures positions.

A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund.

(1)	A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of a securities index is a function of the value of certain specified securities, no physical delivery of those securities is made.

Although some futures contracts call for making or taking delivery of the underlying securities, usually these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund engaging in the transaction realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund engaging in the transaction realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

RISKS ASSOCIATED WITH FUTURES. There are several risks associated with the use of futures contracts and futures options. A purchase or sale of a futures contract or option may result in losses in excess of the amount invested in the futures contract or option. In trying to increase or reduce market exposure, there can be no guarantee that there will be a correlation between price movements in the futures contract or option and in the portfolio exposure sought. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given transaction not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as: variations in speculative market demand for futures, futures options and the related securities, including technical influences in futures and futures options trading and differences between the securities markets and the securities underlying the standard contracts available for trading. For example, in the case of index futures contracts, the composition of the index, including the issuers and the weighing of each issue, may differ from the composition of the Fund’s portfolio, and, in the case of interest rate futures contracts, the interest rate levels, maturities and creditworthiness of the issues underlying the futures contract may differ from the financial instruments held in the Fund’s portfolio. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected stock price or interest rate trends.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Stock index futures contracts are not normally subject to such daily price change limitations.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or futures option position. The Fund would be exposed to possible loss on the position during the interval of inability to close, and would continue to be required to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

LIMITATIONS ON OPTIONS AND FUTURES. If options, futures contracts or futures options of types other than those described herein are traded in the future, a Fund may also use those investment vehicles, provided the board of trustees determines that their use is consistent with the Fund’s investment objectives.

A Fund will not enter into a futures contract or purchase an option thereon if, immediately thereafter, the initial margin deposits for futures contracts held by the Fund plus premiums paid by it for open futures option positions, less the amount by which any such positions are “in-the-money,”(2) would exceed 5% of the Fund’s total assets.

When purchasing a futures contract or writing a put option on a futures contract, a Fund must maintain with its custodian (or broker, if legally permitted) cash or cash equivalents (including any margin) equal to the market value of such contract. When writing a call option on a futures contract, a Fund similarly will maintain with its custodian cash or cash equivalents (including any margin) equal to the amount by which such option is in-the-money until the option expires or is closed by the Fund.

(2)	A call option is “in-the-money” to the extent, if any, that the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is “in-the-money” if the exercise price exceeds the value of the futures contract that is the subject of the option.

A Fund may not maintain open short positions in futures contracts, call options written on futures contracts or call options written on indexes if, in the aggregate, the market value of all such open positions exceeds the current value of the securities in its portfolio, plus or minus unrealized gains and losses on the open positions, adjusted for the historical relative volatility of the relationship between the portfolio and the positions. For this purpose, to the extent a Fund has written call options on specific securities in its portfolio, the value of those securities will be deducted from the current market value of the securities portfolio.

The use of options and futures is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodities Futures Trading Commission (“CFTC”). In addition, a Fund’s ability to use options and futures will be limited by tax considerations. See “Taxation of Options and Futures” below. Pursuant to a claim for exemption filed with the National Futures Association on behalf of each Fund pursuant to Rule 4.5 under the Commodity Exchange Act (“CEA”), each Fund is not deemed to be a commodity pool operator or a commodity pool under the CEA and is not subject to registration or regulation as such under the CEA. The Trust is not subject to regulation under the CEA. However, the registration exclusion was amended in February 2012, and such amendments took effect on April 24, 2012.

Under Rule 4.5, if a Fund uses commodity interests (such as futures contracts, options on futures contracts and swaps) other than for bona fide hedging purposes (as defined by the CFTC) the aggregate initial margin and premiums required to establish these positions (after taking into account unrealized profits and unrealized losses on any such positions and excluding the amount by which options that are “in-the-money” at the time of purchase) may not exceed 5% of a fund’s NAV, or alternatively, the aggregate net notional value of those positions, as determined at the time the most recent position was established, may not exceed 100% of the fund’s NAV (after taking into account unrealized profits and unrealized losses on any such positions). Each Fund is subject to the risk that a change in U.S. law and related regulations will impact the way a Fund operates, increase the particular costs of a Fund’s operation and/or change the competitive landscape. In this regard, any further amendments to the CEA or its related regulations that subject a Fund to additional regulation may have adverse impacts on a Fund’s operations and expenses.

TAXATION OF OPTIONS AND FUTURES. If a Fund exercises a call or put option that it holds, the premium paid for the option is added to the cost basis of the security purchased (call) or deducted from the proceeds of the security sold (put). For cash settlement options and futures options exercised by a Fund, the difference between the cash received at exercise and the premium paid is a capital gain or loss.

If a call or put option written by a Fund is exercised, the premium is included in the proceeds of the sale of the underlying security (call) or reduces the cost basis of the security purchased (put). For cash settlement options and futures options written by a Fund, the difference between the cash paid at exercise and the premium received is a capital gain or loss.

Entry into a closing purchase transaction will result in capital gain or loss. If an option written by a Fund was in-the-money at the time it was written and the security covering the option was held for more than the long-term holding period prior to the writing of the option, any loss realized as a result of a closing purchase transaction will be long-term. The holding period of the securities covering an in-the-money option will not include the period of time the option is outstanding.

If a Fund writes an equity call option(3) other than a “qualified covered call option,” as defined in the Internal Revenue Code of 1986, as amended (the “Code”), any loss on such option transaction, to the extent it does not exceed the unrealized gains on the securities covering the option, may be subject to deferral until the securities covering the option have been sold.

A futures contract held until delivery results in capital gain or loss equal to the difference between the price at which the futures contract was entered into and the settlement price on the earlier of delivery notice date or expiration date. If a Fund delivers securities under a futures contract, the Fund also realizes a capital gain or loss on those securities.

For federal income tax purposes, a Fund generally is required to recognize as income for each taxable year its net unrealized gains and losses as of the end of the year on futures, futures options and non-equity options positions (“year-end mark-to-market”). Generally, any gain or loss recognized with respect to such positions (either by year-end mark-to-market or by actual closing of the positions) is considered to be 60% long-term and 40% short-term, without regard to the holding periods of the contracts. However, in the case of positions classified as part of a “mixed straddle,” the recognition of losses on certain positions (including options, futures and futures options positions, the related securities and certain successor positions thereto) may be deferred to a later taxable year. Sale of futures contracts or writing of call options (or futures call options) or buying put options (or futures put options) that are intended to hedge against a change in the value of securities held by a Fund: (1) will affect the holding period of the hedged securities; and (2) may cause unrealized gain or loss on such securities to be recognized upon entry into the hedge.

(3)	An equity option is an option to buy or sell stock, and any other option whose value is determined by reference to an index of stocks of a type that is ineligible to be traded on a commodity futures exchange (e.g., an option contract on a sub-index based on the price of nine hotel-casino stocks). An option on a broad-based stock index (such as the S&P 500 index) is not an equity option.

If a Fund were to enter into a short index future, short index futures option or short index option position and the Fund’s portfolio were deemed to “mimic” the performance of the index underlying such contract, the option or futures contract position and the Fund’s stock positions would be deemed to be positions in a mixed straddle, subject to the above-mentioned loss deferral rules.

In order for a Fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities and gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts). Any net gain realized from the types of futures (or futures options) contracts in which a Fund may invest will be considered gain from the sale of securities and therefore be qualifying income for purposes of the 90% requirement.

A Fund distributes to shareholders annually any net capital gains that have been recognized for federal income tax purposes (including year-end mark-to-market gains) on options and futures transactions. Such distributions are combined with distributions of capital gains realized on the Fund’s other investments, and shareholders are advised of the nature of the payments.

WARRANTS

A Fund may invest in warrants. A warrant is a right to purchase common stock at a specific price (usually at a premium above the market value of the underlying common stock at time of issuance) during a specified period of time. A warrant may have a life ranging from less than a year to 20 years or longer, but a warrant becomes worthless unless it is exercised or sold before expiration. In addition, if the market price of the common stock does not exceed the warrant’s exercise price during the life of the warrant, the warrant will expire worthless. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the value of a warrant may be greater than the percentage increase or decrease in the value of the underlying common stock.

PORTFOLIO TURNOVER

Although the Funds do not purchase securities with a view to rapid turnover, there are no limitations on the length of time that a portfolio security must be held. Portfolio turnover can occur for a number of reasons, including calls for redemption, general conditions in the securities markets, more favorable investment opportunities in other securities, or other factors relating to the desirability of holding or changing a portfolio investment. The portfolio turnover rates may vary greatly from year to year. A high rate of portfolio turnover in a Fund would result in increased transaction expense, which must be borne by the Fund. High portfolio turnover may also result in the realization of capital gains or losses and, to the extent net short-term capital gains are realized, any distributions resulting from such gains will be considered ordinary income for federal income tax purposes. Portfolio turnover for each Fund is shown under “Financial Highlights” in the prospectus. A portfolio turnover rate of 100% would mean that the Fund had sold and purchased securities valued at 100% of its net assets within a one-year period.

The portfolio turnover rate for the Opportunistic Value Fund increased significantly during the 2012 fiscal year, as compared to the 2011 fiscal year, due to changeover in the portfolio management team during the 2012 fiscal year. The portfolio turnover rate for the Discovery Growth Fund increased significantly during the 2013 fiscal year due to a change in global market outlook from relatively defensive to more constructive and a decrease in the number of positions held, as well as during the 2012 fiscal year, due to market volatility. The portfolio turnover rate for Evolving World Growth Fund and Global Equity Fund increased significantly during the 2013 fiscal year due to a change in global market outlook from relatively defensive to more constructive and an increase in the number of positions held. The portfolio turnover rate for Market Neutral Income Fund increased significantly during the 2013 fiscal year due to maturities in the convertible market, stronger equity returns, and the addition of the Long/Short strategy in the fund. The portfolio turnover rates for Growth Fund and Focus Growth Fund decreased significantly during the 2012 fiscal year, as compared to the 2011 fiscal year, due to fact that the Growth Fund had significant redemptions, and Focus Growth Fund, which purchases Blue Chip securities, took a buy and hold position on some of its larger positions.

SHORT SALES

A Fund may sell securities short to enhance income and protect against market risk by hedging a portion of the equity risk inherent in the Fund’s portfolio. A short sale may be effected when Calamos Advisors believes that the price of a security will decline or underperform the market, and involves the sale of borrowed securities, in the hope of purchasing the same securities at a later date at a lower price. There can be no assurance that a Fund will be able to close out a short position (i.e., purchase the same securities) at any particular time or at an acceptable or advantageous price. To make delivery to the buyer, a Fund must borrow the securities from a broker-dealer through which the short sale is executed, and the broker-dealer delivers the securities, on behalf of the Fund, to the buyer.

The broker-dealer is entitled to retain the proceeds from the short sale until the Fund delivers to it the securities sold short. In addition, a Fund is required to pay to the broker-dealer the amount of any dividends or interest paid on the securities sold short.

To secure its obligation to deliver to the broker-dealer the securities sold short, a Fund must segregate an amount of cash or liquid securities that are marked to market daily with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, the Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.

A Fund is said to have a short position in the securities sold until it delivers to the broker-dealer the securities sold, at which time the Fund receives the proceeds of the short sale. A Fund will normally close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short.

A Fund will realize a gain if the price of the securities decline between the date of the short sale and the date on which the Fund purchases securities to replace the borrowed securities. On the other hand, the Fund will incur a loss if the price of the securities increases between those dates. The amount of any gain will be decreased and the amount of any loss increased by any premium or interest that the Fund may be required to pay in connection with the short sale. It should be noted that possible losses from short sales differ from those that could arise from a cash investment in a security in that losses from a short sale may be limitless, while the losses from a cash investment in a security cannot exceed the total amount of the investment in the security.

There is also a risk that securities borrowed by a Fund and delivered to the buyer of the securities sold short will need to be returned to the broker-dealer on short notice. If the request for the return of securities occurs at a time when other short sellers of the security are receiving similar requests, a “short squeeze” can occur, meaning that the Fund might be compelled, at the most disadvantageous time, to replace the borrowed securities with securities purchased on the open market, possibly at prices significantly in excess of the proceeds received from the short sale.

It is possible that the market value of the securities a Fund holds in long positions will decline at the same time that the market value of the securities the Fund has sold short increases, thereby increasing the Fund’s potential volatility.

A Fund may also make short sales “against the box,” meaning that at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of further consideration, for securities of the same issue as, and in an amount equal to, the securities sold short. A short sale “against the box” would be made in anticipation of a decline in the market price of the securities sold short. Short sales “against the box” result in a “constructive sale” and require the Fund to recognize any taxable gain unless an exception to the constructive sale rule applies.

A Fund will not make a short sale of securities (other than a short sale “against the box”), if more than 20% of its net assets would be deposited with brokers as collateral or allocated to segregated accounts in connection with all outstanding short sales (other than short sales “against the box”).

Short sales also may afford a Fund an opportunity to earn additional current income to the extent it is able to enter into arrangements with broker-dealers through which the short sales are executed to receive income with respect to the proceeds of the short sales during the period the Fund’s short positions remain open. Calamos Advisors believes that some broker-dealers may be willing to enter into such arrangements, but there is no assurance that a Fund will be able to enter into such arrangements to the desired degree.

“WHEN-ISSUED” AND DELAYED DELIVERY SECURITIES

A Fund may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. A Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before the settlement date if Calamos Advisors deems it advisable for investment reasons. A Fund may utilize spot and forward foreign currency exchange transactions to reduce the risk inherent in fluctuations in the exchange rate between one currency and another when securities are purchased or sold on a when-issued or delayed-delivery basis.

At the time when a Fund enters into a binding obligation to purchase securities on a when-issued basis, liquid assets (cash, U.S. Government securities or other “high-grade” debt obligations) of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of this investment strategy, as well as entering into reverse repurchase agreements or engaging in other borrowing as described below, may increase net asset value fluctuation.

REVERSE REPURCHASE AGREEMENTS AND OTHER BORROWINGS

A Fund may enter into reverse repurchase agreements, mortgage dollar rolls, and economically similar transactions to the extent permitted under the leverage limitations of the 1940 Act and the Fund’s investment restrictions described below. A reverse repurchase agreement is a repurchase agreement in which the Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement enables the Fund to obtain cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without needing to sell portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs.

A “mortgage dollar roll” is similar to a reverse repurchase agreement in certain respects. In a “dollar roll” transaction a Fund sells a mortgage-related security, such as a security issued by GNMA, to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A “dollar roll” can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which a Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are “substantially identical.” To be considered “substantially identical,” the securities returned to a Fund generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 0.01% of the initial amount delivered.

A Fund’s obligations under a dollar roll agreement must be covered by segregated or “earmarked” liquid assets equal in value to the securities subject to repurchase by the Fund. As with reverse repurchase agreements, to the extent that positions in dollar roll agreements are not covered by segregated or “earmarked” liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Funds’ restrictions on borrowings. Furthermore, because dollar roll transactions may be for terms ranging between one and six months, dollar roll transactions may be deemed “illiquid” and subject to a Fund’s overall limitations on investments in illiquid securities.

A Fund also may effect simultaneous purchase and sale transactions that are known as “sale-buybacks.” A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund’s repurchase of the underlying security. A Fund’s obligations under a sale-buyback typically would be covered by segregated liquid assets equal in value to the amount of the Fund’s forward commitment to repurchase the subject security.

ILLIQUID SECURITIES

Each of Global Growth and Income Fund, International Growth Fund, Global Equity Fund, Total Return Bond Fund, Evolving World Growth Fund, Discovery Growth Fund and Emerging Market Equity Fund may invest up to 15% of its net assets, and each other Fund may invest up to 10% of its net assets, taken at market value, in illiquid securities, including any securities that are not readily marketable either because they are restricted securities or for other reasons. Restricted securities are securities that are subject to restrictions on resale because they have not been registered for sale under the Securities Act. A position in restricted securities might adversely affect the liquidity and marketability of a portion of a Fund’s portfolio, and a Fund might not be able to dispose of its holdings in such securities promptly or at reasonable prices. In those instances where a Fund is required to have restricted securities held by it registered prior to sale by the Fund and the Fund does not have a contractual commitment from the issuer or seller to pay the costs of such registration, the gross proceeds from the sale of securities would be reduced by the registration costs and underwriting discounts. Any such registration costs are not included in the percentage limitation on a Fund’s investment in restricted securities.

TEMPORARY INVESTMENTS

A Fund may make temporary investments without limitation when Calamos Advisors determines that a defensive position is warranted, or as a reserve for possible cash needs. Such investments may be in money market instruments, consisting of obligations of, or guaranteed as to principal and interest by, the U.S. Government or its agencies or instrumentalities; certificates of deposit, bankers’ acceptances and other obligations of domestic banks having total assets of at least $500 million and that are regulated by the U.S. Government, its agencies or instrumentalities; commercial paper rated in the highest category by a recognized rating agency; cash; and repurchase agreements.

MASTER LIMITED PARTNERSHIPS

The Dividend Growth Fund may invest in securities issued by MLPs. MLPs differ from investments in common stock as a result limited control and limited rights to vote on matters affecting the MLP. MLP common units, like other equity securities, can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards an issuer or certain market sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs, like the prices other equity securities, also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios. MLPs do not pay federal income tax at the partnership level. Rather, each Partner is allocated a share of the partnerships’ income, gains, losses, deductions and credits. A change in current tax law, or a change in the underlying business of an MLP, could result in an MLP being treated as a corporation, instead of a partnership, for federal income tax purposes, which would result in such MLP being required to pay income tax on its taxable income. This would have the effect of reducing the amount of cash available for distribution by the MLP, potentially reducing the value of the Fund’s investment and consequently your investment in the Fund. Although common units of MLPs trade on the NYSE, the NASDAQ and NYSE MKT LLC, certain MLP securities trade less frequently than those of larger companies due to their smaller capitalization. As a result, the price of such MLPs may display abrupt and erratic movements at times. Additionally it may be more difficult for the Fund to buy and sell significant amounts of such securities without unfavorable impact on prevailing market process. As a result, these securities may be difficult to dispose of at a fair price when the Adviser desires to do so.

Recent Market Conditions

The financial crisis in both the U.S. and global economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets and the economy at large. Both domestic and international equity and fixed income markets have been experiencing heightened volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected. It is uncertain how long these conditions will continue.

In addition to the recent unprecedented turbulence in financial markets, the reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide. Reduced liquidity in these markets may mean there is less money available to purchase raw materials, goods and services, which may, in turn, bring down the prices of these economic staples. It may also result in some issuers having more difficulty obtaining financing and ultimately may lead to a decline in their stock prices. The values of some sovereign debt and of securities of issuers that hold that sovereign debt have fallen. These events, and the potential for continuing market turbulence, may have an adverse effect on each Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region.

The U.S. federal government and certain foreign central banks have acted to calm credit markets and increase confidence in the U.S. and world economies. Certain of these entities have injected liquidity into the markets and taken other steps in an effort to stabilize the markets and grow the economy. The ultimate effect of these efforts is, of course, not yet known. Changes in government policies may exacerbate the market’s difficulties and the withdrawal of this support, or other policy changes by governments or central banks, could negatively affect the value and liquidity of certain securities.

The situation in the financial markets has resulted in calls for increased regulation, and the need of many financial institutions for government help has given lawmakers and regulators new leverage. The Dodd-Frank Act initiated a dramatic revision of the U.S. financial regulatory framework that is expected to continue to unfold over several years. The Dodd-Frank Act covers a broad range of topics, including (among many others) a reorganization of federal financial regulators; a process intended to improve financial systemic stability and the resolution of potentially insolvent financial firms; new rules for derivatives trading; the creation of the Consumer Financial Protection Bureau; the registration and additional regulation of hedge and private equity fund managers; and new federal requirements for residential mortgage loans. Instruments in which the Fund may invest, or the issuers of such instruments, may be affected by the new legislation and regulation in ways that may be unforeseeable. Much of the implementing regulations have not yet been finalized. Accordingly, the ultimate effect of the Dodd-Frank Act is not yet certain.

The statutory provisions of the Dodd-Frank Act significantly change in several respects the ways in which investment products are marketed, sold, settled or terminated. In particular, the Dodd-Frank Act mandates the elimination of references to credit ratings in numerous securities laws, including the 1940 Act. Derivatives may be mandated for central clearing under the Dodd-Frank Act, which would likely require technological and other changes to Fund operations and the market in which it will trade. Central clearing would also entail the use of assets of the Fund to satisfy margin calls and this may have an effect on the performance of the Fund. Final regulations implementing the Dodd-Frank Act’s margin requirements and clearing mandates have not yet been issued by the regulators.

Because the situation in the markets is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions.

REFLOW LIQUIDITY PROGRAM

Certain Funds may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by the other shareholders that are to settle the next business day. After purchasing fund shares, Reflow then redeems those shares when the fund next experiences net sales, at the end of ReFlow’s maximum holding period, or at other times at ReFlow’s discretion. For use of the ReFlow service, a Fund pays a fee to ReFlow each time it purchases Fund shares calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. The current minimum fee rate is 0.15% of the value of the Fund shares purchased by ReFlow. The fee is allocated among the Fund’s share classes based on relative net assets. ReFlow’s purchases of Fund shares are made on an investment-blind basis without regard to the Fund’s investment objective, policies or anticipated performance. ReFlow may purchase various shares of the Fund and will not be subject to any investment minimum applicable to such shares. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of the Fund. ReFlow’s investments in the Funds are not subject to the Funds’ Excessive Trading Policies and Procedures described in the Funds’ prospectus. By participating in such a program, there is no assurance that ReFlow will have sufficient funds available to meet the Funds’ needs.

INVESTMENT RESTRICTIONS

Each Fund has elected to be classified as a diversified, open-end management investment company. Except as noted below, each Fund operates under the following investment restrictions and may not:

(i)	(for Focus Growth Fund, Opportunistic Value Fund, Global Growth and Income Fund, International Growth Fund, High Income Fund, Global Equity Fund, Total Return Bond Fund, Evolving World Growth Fund, Discovery Growth Fund, Long/Short Fund, Dividend Growth Fund, Mid Cap Growth Fund and Emerging Market Equity Fund only) make any investment inconsistent with the Fund’s classification as a diversified investment company under the 1940 Act if the Fund is classified as a diversified investment company;(4)

(for Growth Fund, Growth and Income Fund, Convertible Fund and Market Neutral Income Fund only) as to 75% of its assets, invest more than 5% of its total assets, taken at market value at the time of a particular purchase, in the securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

(ii)	acquire more than 10%, taken at the time of a particular purchase, of the outstanding voting securities of any one issuer;

(iii)	act as an underwriter of securities, except insofar as it may be deemed an underwriter for purposes of the Securities Act on disposition of securities acquired subject to legal or contractual restrictions on resale;

(iv)	(for Growth Fund, Growth and Income Fund, Convertible Fund and Market Neutral Income Fund only) invest more than 10% of the Fund’s net assets (taken at market value at the time of each purchase) in illiquid securities, including repurchase agreements maturing in more than seven days;

(v)	(for Focus Growth Fund, Opportunistic Value Fund, Global Growth and Income Fund, International Growth Fund, High Income Fund, Global Equity Fund, Total Return Bond Fund, Evolving World Growth Fund, Discovery Growth Fund, Long/Short Fund, Dividend Growth Fund, Mid Cap Growth Fund and Emerging Market Equity Fund only) purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies that invest in real estate or interests therein), commodities or commodity contracts, except that a Fund may enter into (a) futures, options and options on futures, (b) forward contracts and (c) other financial transactions not requiring the delivery of physical commodities;

(for Growth Fund, Growth and Income Fund, Convertible Fund and Market Neutral Income Fund only) purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies that invest in real estate or interests therein), commodities or commodity contracts;

(vi)	make loans, but this restriction shall not prevent the Fund from (a) investing in debt obligations, (b) investing in repurchase agreements or (c) lending portfolio securities, provided, however, that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33% of its total assets (taken at market value at the time of such loan);

(vii)	(for Focus Growth Fund, Opportunistic Value Fund, Global Growth and Income Fund, International Growth Fund, High Income Fund, Global Equity Fund, Total Return Bond Fund, Evolving World Growth Fund, Discovery Growth Fund, Long/Short Fund, Dividend Growth Fund, Mid Cap Growth Fund and Emerging Market Equity Fund only) borrow, except from banks, other affiliated funds and other entities to the extent permitted under the 1940 Act;(5) (6)

(for Growth Fund, Growth and Income Fund, Convertible Fund and Market Neutral Income Fund only) borrow, except that the Fund may (a) borrow up to 10% of its total assets, taken at market value at the time of such borrowing, as a temporary measure for extraordinary or emergency purposes, but not to increase portfolio income (the total of reverse repurchase agreements and such borrowings will not exceed 10% of total assets, and the Fund will not purchase securities when its borrowings exceed 5% of total assets) and (b) enter into transactions in options;(6)

(viii)	invest in a security if more than 25% of its total assets (taken at market value at the time of a particular purchase) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities; or

(ix)	(for Focus Growth Fund, Opportunistic Value Fund, Global Growth and Income Fund, International Growth Fund, High Income Fund, Global Equity Fund, Total Return Bond Fund, Evolving World Growth Fund, Discovery Growth Fund, Long/Short Fund, Dividend Growth Fund, Mid Cap Growth Fund and Emerging Market Equity Fund only) issue any senior security, except to the extent permitted under the 1940 Act;(7)

(for Growth Fund, Growth and Income Fund, Convertible Fund and Market Neutral Income Fund only) issue any senior security, except that the Market Neutral Income Fund may sell securities short.(7)

(4)	Currently, under the 1940 Act, for a Fund to be classified as a diversified investment company, at least 75% of the value of the Fund’s total assets must be represented by cash and cash items (including receivables), government securities, securities of other investment companies, and securities of other issuers, which for the purposes of this calculation are limited in respect of any one issuer to an amount (valued at the time of investment) not greater in value than 5% of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer.
(5)	None of these Funds intends to purchase securities when its borrowings exceed 5% of total assets.
(6)	Each Fund’s borrowing practices are limited by the 1940 Act. Currently, under the 1940 Act, a Fund may borrow in an aggregate amount not exceeding 33 1/3% of its total assets, including the proceeds of borrowings, for any purpose, but borrowings from entities other than banks may not exceed 5% of its total assets and may be only as a temporary measure for extraordinary or emergency purposes, unless the Fund has received an exemptive order from the SEC permitting it to borrow from other affiliated funds in excess of 5% of its total assets.
(7)	Currently, under the 1940 Act, a “senior security” does not include any promissory note or evidence of indebtedness where the indebtedness is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the issuer at the time the loan is made. A loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed.

The above restrictions are fundamental policies and may not be changed with respect to a Fund without the approval of a “majority” of the outstanding shares of that Fund, which for this purpose means the approval of the lesser of (a) more than 50% of the outstanding voting securities of that Fund or (b) 67% or more of the outstanding shares if the holders of more than 50% of the outstanding shares of that Fund are present or represented at the meeting by proxy.

In addition to the fundamental restrictions listed above, and as a non-fundamental policy:

(a)	no Fund may invest in shares of other open-end investment companies, except as permitted by the 1940 Act;(8)

(b)	no Fund may invest in companies for the purpose of exercising control or management;

(c)	no Fund may purchase securities on margin (except for use of such short-term credits as are necessary for the clearance of transactions, including transactions in options, futures and options on futures), or participate on a joint or a joint and several basis in any trading account in securities, except in connection with transactions in options, futures and options on futures;

(d)	no Fund, except Long/Short Fund, may make short sales of securities, except that the Fund may make short sales of securities (i) if the Fund owns an equal amount of such securities, or owns securities that are convertible or exchangeable, without payment of further consideration, into an equal amount of such securities, (ii) other than those described in clause (i), provided that no more than 20% of its net assets would be deposited with brokers as collateral or allocated to segregated accounts in connection with all outstanding short sales other than those described in clause (i);

(e)	no Fund may invest more than 25% of its net assets (valued at time of purchase) in securities of foreign issuers (other than securities represented by ADRs and securities guaranteed by a U.S. person), except that Total Return Bond Fund may invest up to 35% of its net assets in securities of foreign issuers, Long/Short Fund may invest up to 40% of its net assets in securities of foreign issuers and each of Global Growth and Income Fund, International Growth Fund, Global Equity Fund, Evolving World Growth Fund and Emerging Market Equity Fund may invest up to all of its net assets in securities of foreign issuers;

(f)	(for Global Growth and Income Fund, International Growth Fund, Global Equity Fund, Total Return Bond Fund, Evolving World Growth Fund, Discovery Growth Fund, Long/Short Fund, Dividend Growth Fund, Mid Cap Growth Fund and Emerging Market Equity Fund) no Fund may invest more than 15% (or 10% in the case of each other Fund) of the Fund’s net assets (taken at market value at the time of each purchase) in illiquid securities, including repurchase agreements maturing in more than seven days;

(g)	(for Growth and Income Fund, Global Growth and Income Fund and Convertible Fund) Consistent with the Fund’s investment objective and principal investment strategies the Fund’s investment adviser views the strategies as low volatility equity strategies and attempts to achieve equity-like returns with lower than equity market risk by managing a portfolio that it believes will exhibit less volatility over full market cycles.

(h)	(for Market Neutral Income Fund) Consistent with the Fund’s investment objective and principal investment strategies may engage in a long/short equity investment strategy to reduce exposure to broader market risk and volatility.

The non-fundamental investment restrictions above may be changed by the board of trustees without shareholder approval. Notwithstanding the foregoing investment restrictions, a Fund may purchase securities pursuant to the exercise of subscription rights, subject to the condition that such purchase will not result in the Fund’s ceasing to be a diversified investment company. Far Eastern and European corporations frequently issue additional capital stock by means of subscription rights offerings to existing shareholders at a price substantially below the market price of the shares. The failure to exercise such rights would result in the Fund’s interest in the issuing company being diluted. The market for such rights is not well developed in all cases and, accordingly, the Fund may not always realize full value on the sale of rights. The exception applies in cases where the limits set forth in the investment restrictions would otherwise be exceeded by exercising rights or would have already been exceeded as a result of fluctuations in the market value of the Fund’s portfolio securities with the result that the Fund would be forced either to sell securities at a time when it might not otherwise have done so, to forego exercising the rights.

(8)	Each Fund intends to limit its investment in other investment companies so that, as determined immediately after a Fund invests in another investment company: (i) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting shares of any one investment company will be owned by the Fund. Currently, under the 1940 Act, a Fund is permitted to invest in other investment companies in excess of the above limitations if certain requirements are met, including that any Fund whose shares are acquired by another Fund in accordance with Section 12(d)(1)(G) of the 1940 Act shall not purchase securities of a registered open-end investment company or registered unit investment trust in reliance on either Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act. Each Fund may invest without limitation in money market funds, provided that the conditions of Rule 12d1-1 under the 1940 Act are met.

MANAGEMENT

TRUSTEES AND OFFICERS

The management of the Trust, including general supervision of the duties performed for each Fund under the investment management agreement between the Trust and Calamos Advisors, is the responsibility of its board of trustees. Each trustee elected will hold office for the lifetime of the Trust or until such trustee’s earlier resignation, death or removal; however, each trustee who is not an interested person of the Trust shall retire as a trustee at the end of the calendar year in which the trustee attains the age of 72 years.

The following table sets forth each trustee’s name, age at October 31, 2013, position(s) with the Trust, number of portfolios in the Calamos Fund Complex overseen, principal occupation(s) during the past five years and other directorships held, and date first elected or appointed. Each trustee oversees each Fund of the Trust.

TRUSTEES WHO ARE INTERESTED PERSONS OF THE TRUST:

NAME AND AGE	POSITION(S) WITH TRUST	PORTFOLIOS OVERSEEN	PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS AND OTHER DIRECTORSHIPS
John P. Calamos, Sr., 73*	Trustee and President (since 1988)	23	Chairman, CEO, and Global Co-Chief Investment Officer, Calamos Asset Management, Inc. (“CAM”), Calamos Investments LLC (“CILLC”), Calamos Advisors LLC and its predecessor (“Calamos Advisors”) and Calamos Wealth Management LLC (“CWM”), and Chief Executive Officer, Calamos Financial Services LLC and its predecessor (“CFS”) (until 2013); Director, CAM

*	Mr. Calamos is an “interested person” of the Trust as defined in the 1940 Act because he is an officer of the Trust and an affiliate of Calamos Advisors and CFS.

TRUSTEES WHO ARE NOT INTERESTED PERSONS OF THE TRUST:

NAME AND AGE	POSITION(S) WITH TRUST	PORTFOLIOS OVERSEEN	PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS AND OTHER DIRECTORSHIPS
Weston W. Marsh, 63	Trustee (since 2002)	23	Of Counsel and, until December 31, 2005, Partner, Freeborn & Peters LLP (law firm)

John E. Neal, 63	Trustee (since 2001)	23	Private investor; Director, Equity Residential Trust (publicly-owned REIT) and Creation Investment (private international microfinance company); Partner, Linden LLC (health care private equity)

William R. Rybak, 62	Trustee (since 2002)	23	Private investor; Director, Christian Brothers Investment Services Inc. (since February 2010); Director, Private Bancorp (since December 2003); formerly Executive Vice President and Chief Financial Officer, Van Kampen Investments, Inc. and subsidiaries (investment manager); Director, Howe Barnes Hoefer & Arnett (until March 2011); Trustee, JNL Series Trust, JNL Investors Series Trust and JNL Variable Fund LLC**; Trustee, Lewis University (since October 2012)

NAME AND AGE	POSITION(S) WITH TRUST	PORTFOLIOS OVERSEEN	PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS AND OTHER DIRECTORSHIPS
Stephen B. Timbers, 69	Trustee (since 2004); Lead Independent Trustee (since 2005)	23	Private investor

David D. Tripple, 69	Trustee (since 2006)	23	Private investor; Trustee, Century Growth Opportunities Fund (since 2010), Century Shares Trust and Century Small Cap Select Fund (since January 2004)***

**	Overseeing 104 portfolios in fund complex.
***	Overseeing three portfolios in fund complex.

The address of each trustee is 2020 Calamos Court, Naperville, Illinois 60563.

OFFICERS. The preceding table gives information about John P. Calamos, Sr., who is President and CEO of the Trust. The following table sets forth each other officer’s name, age at October 31, 2013, position with the Trust and date first appointed to that position, and principal occupation(s) during the past five years. Each officer serves until his or her successor is chosen and qualified or until his or her resignation or removal by the board of trustees.

NAME AND AGE	POSITION(S) WITH TRUST	PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS
Gary D. Black, 53	Vice President (since September 2012)	Executive Vice President, Global Co-Chief Investment Officer (since August 2012), CAM, CILLC, Calamos Advisors, and CWM; prior thereto CEO, Chief Investment Officer and Founding Member of Black Capital (2009-2012); prior thereto, CEO of Janus Capital Group (2006-2009)

Nimish S. Bhatt, 50	Vice President and Chief Financial Officer (since 2007)	Senior Vice President (since 2004), Chief Financial Officer (since May 2011), Head of Fund Administration (since November 2011), CAM, CILLC, Calamos Advisors, CWM; Director, Calamos Global Funds plc (since 2007); prior thereto Director of Operations (2004-2011);

Robert Behan, 48	Vice President (since September 2013)	Executive Vice President, Head of Global Distribution (since April 2013), CFS; prior thereto Senior Vice President (2009-2013), Head of US Intermediary Distribution (2010-2013); prior thereto Head of Strategic Partners Team (2010- 2010); prior thereto National Accounts/Retirement Services (2009-2010); prior thereto Vice President, Director of Retirement Services (2008-2009)

NAME AND AGE	POSITION(S) WITH TRUST	PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS
Curtis Holloway, 46	Treasurer (since 2010), Prior thereto Assistant Treasurer (2007-2010)	Vice President, Fund Administration, (since 2013), Calamos Advisors; Treasurer of Calamos Investment Trust, Calamos Advisors Trust, CHI, CHY, CSQ, CGO and CHW (since June 2010); prior thereto Assistant Treasurer (2007-2010)

J. Christopher Jackson, 62	Vice President and Secretary (since 2010)	Senior Vice President, General Counsel and Secretary, CAM, CILLC, Calamos Advisors and CFS (since 2010); Director, Calamos Global Funds plc (since 2011); Director, Calamos Arista Strategic Master Fund Ltd. and Calamos Arista Strategic Fund Ltd. (since 2013); prior thereto Director, U.S. Head of Retail Legal and Co-Global Head of Retail Legal of Deutsche Bank AG (2006-2010);

Mark J. Mickey, 62	Chief Compliance Officer (since 2005)	Chief Compliance Officer, Calamos Funds (since 2005)

The address of each officer is 2020 Calamos Court, Naperville, Illinois 60563.

COMMITTEES OF THE BOARD OF TRUSTEES. The Trust’s board of trustees currently has five standing committees:

Executive Committee. Messrs. John Calamos and Stephen Timbers are members of the executive committee, which has authority during intervals between meetings of the board of trustees to exercise the powers of the board, with certain exceptions. John Calamos is an interested trustee of the Trust.

Dividend Committee. Mr. John Calamos serves as the sole member of the dividend committee. The dividend committee is authorized to declare distributions on the shares of the Trust’s series in accordance with such series’ distribution policies, including, but not limited to, regular dividends, special dividends and short- and long-term capital gains distributions.

Audit Committee. Messrs. Marsh, Neal, Rybak, Timbers and Tripple serve on the audit committee. The audit committee operates under a written charter adopted and approved by the board. The audit committee selects independent auditors, approves services to be rendered by the auditors, monitors the auditors’ performance, reviews the results of the Trust’s audit and responds to other matters deemed appropriate by the board. All members of the audit committee are independent trustees of the Trust.

Valuation Committee. Messrs. Marsh, Neal, Rybak, Timbers and Tripple serve on the valuation committee. The valuation committee operates under a written charter approved by the board. The valuation committee oversees valuation matters of the Trust delegated to the pricing committee, including the fair valuation determinations and methodologies proposed and utilized by the pricing committee, reviews the Trust’s valuation procedures and their application by the pricing committee, reviews pricing errors and procedures for calculation of net asset value of each series of the Trust and responds to other matters deemed appropriate by the board.

Governance Committee. Messrs. Marsh, Neal, Rybak, Timbers and Tripple serve on the governance committee. The governance committee operates under a written charter adopted and approved by the board. The governance committee oversees the independence and effective functioning of the board of trustees and endeavors to be informed about good practices for mutual fund boards. It also makes recommendations to the board regarding compensation of independent trustees. The governance committee also functions as a nominating committee by making recommendations to the board of trustees regarding candidates for election as non- interested trustees. The governance committee looks to many sources for recommendations of qualified trustees, including current trustees, employees of Calamos Advisors, current shareholders of the Funds, search firms that are compensated for their services and other third party sources. Any such search firm identifies and evaluates potential candidates, conducts screening interviews and provides information to the governance committee with respect to the individual candidates and the market for available candidates. In making trustee recommendations, the governance committee considers a number of factors, including a candidate’s background, integrity, knowledge and relevant experience. These factors are set forth in an appendix to the committee’s charter. Any prospective candidate is interviewed by the trustees and officers, and references are checked. The governance committee will consider shareholder recommendations regarding potential trustee candidates that are properly submitted to the governance committee for its consideration.

A Fund shareholder who wishes to propose a trustee candidate must submit any such recommendation in writing via regular mail to the attention of the Trust’s Secretary, at the address of the Trust’s principal executive offices. The shareholder recommendation must include:

•	the number and class of all shares of the Trust’s series owned beneficially or of record by the nominating shareholder at the time the recommendation is submitted and the dates on which such shares were acquired, specifying the number of shares owned beneficially;

•	a full listing of the proposed candidate’s education, experience (including knowledge of the investment company industry, experience as a director or senior officer of public or private companies, and directorships on other boards of other registered investment companies), current employment, date of birth, business and residence address, and the names and addresses of at least three professional references;

•	information as to whether the candidate is, has been or may be an “interested person” (as such term is defined in the 1940 Act) of the Trust, Calamos Advisors or any of its affiliates, and, if believed not to be or have been an “interested person,” information regarding the candidate that will be sufficient for the committee to make such determination;

•	the written and signed consent of the candidate to be named as a nominee and to serve as a trustee of the Trust, if elected;

•	a description of all arrangements or understandings between the nominating shareholder, the candidate and/or any other person or persons (including their names) pursuant to which the shareholder recommendation is being made, and if none, so specify;

•	the class or series and number of all shares of the Trust’s series owned of record or beneficially by the candidate, as reported by the candidate; and

•	such other information that would be helpful to the governance committee in evaluating the candidate.

The governance committee may require the nominating shareholder to furnish other information it may reasonably require or deem necessary to verify any information furnished pursuant to the procedures delineated above or to determine the qualifications and eligibility of the candidate proposed by the nominating shareholder to serve as a trustee. If the nominating shareholder fails to provide such additional information in writing within seven days of receipt of written request from the governance committee, the recommendation of such candidate will be deemed not properly submitted for consideration, and the governance committee is not required to consider such candidate.

Unless otherwise specified by the governance committee’s chairman or by legal counsel to the non-interested trustees, the Trust’s Secretary will promptly forward all shareholder recommendations to the governance committee’s chairman and the legal counsel to the non-interested trustees, indicating whether the shareholder recommendation has been properly submitted pursuant to the procedures adopted by the governance committee for the consideration of trustee candidates nominated by shareholders.

Recommendations for candidates as trustees will be evaluated, among other things, in light of whether the number of trustees is expected to change and whether the trustees expect any vacancies. During periods when the governance committee is not actively recruiting new trustees, shareholder recommendations will be kept on file until active recruitment is under way. After consideration of a shareholder recommendation, the governance committee may dispose of the shareholder recommendation.

In addition to the above committees, there is a pricing committee, appointed by the board of trustees, comprised of officers of the Trust and employees of Calamos Advisors.

The following table identifies the number of meetings the board and each committee held during the fiscal year ended October 31, 2013.

NUMBER OF MEETINGS DURING FISCAL YEAR ENDED October 31, 2013
Board	4
Executive Committee	0
Audit Committee	4
Governance Committee	2
Dividend Committee	0
Valuation Committee	4

LEADERSHIP STRUCTURE AND QUALIFICATIONS OF THE BOARD OF TRUSTEES. The board of trustees is responsible for oversight of the Trust. The Trust has engaged Calamos Advisors to manage the Funds on a day-to-day basis. The board of trustees oversees Calamos Advisors and certain other principal service providers in the operations of the Funds. The board of trustees is currently composed of six members, five of whom are non-interested trustees. The board of trustees meets in-person at regularly scheduled meetings four times throughout the year. In addition, the board may meet in-person or by telephone at special meetings or on an informal basis at other times. As described above, the board of trustees has established five standing committees — Audit, Dividend, Executive, Governance and Valuation — and may establish ad hoc committees or working groups from time to time to assist the board of trustees in fulfilling its oversight responsibilities. The non-interested trustees also have engaged independent legal counsel to assist them in fulfilling their responsibilities. Such independent legal counsel also serves as counsel to the Trust.

The chairman of the board of trustees is an “interested person” of the Trust (as such term is defined in the 1940 Act). The non- interested trustees have appointed a lead independent trustee. The lead independent trustee serves as a liaison between Calamos Advisors and the non-interested trustees and leads the non-interested trustees in all aspects of their oversight of the Funds. Among other things, the lead independent trustee reviews and approves, with the chairman, the agenda for each board and committee meeting and facilitates communication among the Trust’s non-interested trustees. The trustees believe that the board’s leadership structure is appropriate given the characteristics and circumstances of the Trust. The trustees also believe that this structure facilitates the exercise of the board’s independent judgment in fulfilling its oversight function and efficiently allocates responsibility among committees.

The board of trustees has concluded that, based on each trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other trustees, each trustee should serve as a member of the board. In making this determination, the board has taken into account the actual service of the trustees during their tenure in concluding that each should continue to serve. The board also has considered each trustee’s background and experience. Set forth below is a brief discussion of the specific experience qualifications, attributes or skills of each trustee that led the board to conclude that he should serve as a trustee.

Each of Messrs. Calamos, Marsh, Neal and Rybak has served for more than eight years as a trustee of the Trust. In addition, each of Messrs. Calamos, Neal, Rybak, Timbers and Tripple has more than 25 years of experience in the financial services industry. Mr. Marsh has over 30 years of experience as a practicing attorney, counseling corporations and litigating commercial disputes. Each of Messrs. Calamos, Neal, Rybak, Timbers and Tripple has experience serving on boards of other entities, including other investment companies. Each of Messrs. Calamos, Marsh, Neal, Rybak and Timbers has earned a Masters of Business Administration degree, and each of Messrs. Marsh and Tripple has earned a Juris Doctor degree.

RISK OVERSIGHT. The operation of a mutual fund, including its investment activities, generally involves a variety of risks. As part of its oversight of the Funds, the board of trustees oversees risk through various regular board and committee activities. The board of trustees, directly or through its committees, reviews reports from, among others, Calamos Advisors, the Trust’s Compliance Officer, the Trust’s independent registered public accounting firm, outside legal counsel, and internal auditors of Calamos Advisors or its affiliates, as appropriate, regarding risks faced by the Funds and the risk management programs of Calamos Advisors and certain service providers. The actual day-to-day risk management with respect to the Funds resides with Calamos Advisors and other service providers to the Funds. Although the risk management policies of Calamos Advisors and the service providers are designed to be effective, there is no guarantee that they will anticipate or mitigate all risks. Not all risks that may affect the Funds can be identified, eliminated or mitigated and some risks simply may not be anticipated or may be beyond the control of the board of trustees or Calamos Advisors, its affiliates or other service providers.

TRUSTEE AND OFFICER COMPENSATION. John P. Calamos, Sr., the trustee who is an “interested person” of the Trust, does not receive compensation from the Trust. Although they are compensated, the non-interested trustees do not receive any pension or retirement benefits from the Trust. Mr. Mickey is the only Trust officer who receives compensation from the Trust. The following table sets forth the total compensation (including any amounts deferred, as described below) paid by the Trust during the periods indicated to each of the current trustees and officers compensated by the Trust.

	Aggregate	Total Compensation
	Compensation	from Calamos
	from the Trust	Funds Complex(2)
Name	11/1/12-10/31/13	11/1/12-10/31/13
John P. Calamos	0	0
Weston W. Marsh(1)	$103,596	$142,000
John E. Neal(1)	$118,188	$162,000
William R. Rybak	$106,404	$146,000
Stephen B. Timbers	$132,780	$182,000
David D. Tripple	$110,892	$152,000
Mark J. Mickey	$108,797	$150,000

(1)	Includes fees deferred during the relevant period pursuant to a deferred compensation plan. Deferred amounts are treated as though such amounts have been invested and reinvested in shares of one ore more of the Funds as selected by the trustee. As of October 31, 2013 the values of the deferred compensation accounts for each of Messrs. Marsh and Neal were $1,741,879 and $1,400,520, respectively.
(2)	Consisting of 22 portfolios as of the end of the period indicated.

The compensation paid to the non-interested trustees of Calamos Funds for their services as such consists of an annual retainer fee in the amount of $86,000, with annual supplemental retainers of $40,000 to the lead independent trustee, $20,000 to the chair of the audit committee and $10,000 to the chair of any other committee. Each non-interested trustee receives a meeting attendance fee of $7,000 for any regular board meeting attended in person, $3,500 for any regular board meeting attended by telephone or any special board meeting attended in person or by phone, $3,000 for any committee meeting attended in person or by telephone, and $1,500 per ad-hoc committee meeting to the Ad-hoc committee chair.

Compensation paid to the non-interested trustees is allocated among the series of the Calamos Funds in accordance with a procedure determined from time to time by the board.

The Trust has adopted a deferred compensation plan for non-interested trustees (the “Plan”). Under the Plan, a trustee who is not an “interested person” of Calamos Advisors and has elected to participate in the Plan (a “participating trustee”) may defer receipt of all or a portion of his compensation from the Trust in order to defer payment of income taxes or for other reasons. The deferred compensation payable to the participating trustee is credited to the trustee’s deferral account as of the business day such compensation otherwise would have been paid to the trustee. The value of a trustee’s deferred compensation account at any time is equal to what the value would be if the amounts credited to the account had instead been invested in Class I shares of one or more of the Funds as designated by the trustee. Thus, the value of the account increases with contributions to the account or with increases in the value of the measuring shares, and the value of the account decreases with withdrawals from the account or with declines in the value of the measuring shares. If a participating trustee retires, the trustee may elect to receive payments under the plan in a lump sum or in equal annual installments over a period of five years. If a participating trustee dies, any amount payable under the Plan will be paid to the trustee’s beneficiaries. Each Fund’s obligation to make payments under the Plan is a general obligation of that Fund. No Fund is liable for any other Fund’s obligations to make payments under the Plan.

At December 31, 2013, each trustee beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the 1934 Act) shares of the respective Funds, and of all funds in the Fund Complex having values within the indicated dollar ranges.*

	GROWTH FUND	GROWTH AND INCOME FUND	OPPORTUNISTIC VALUE FUND	FOCUS GROWTH FUND	DISCOVERY GROWTH FUND
John P. Calamos, Sr.	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000
Weston W. Marsh	None	None	None	Over $100,000	None
John E. Neal	None	None	None	None	None
William R. Rybak	$10,001-$50,000	$10,001-$50,000	$10,001-$50,000	$10,001-$50,000	None
Stephen B. Timbers	Over $100,000	Over $100,000	None	None	None
David D. Tripple	$10,001-$50,000	$1-$10,000	$10,001-$50,000	$10,001-$50,000	$10,001-$50,000

	GLOBAL GROWTH AND INCOME FUND	INTERNATIONAL GROWTH FUND	GLOBAL EQUITY FUND	CONVERTIBLE FUND	MARKET NEUTRAL INCOME FUND
John P. Calamos, Sr.	Over $100,000	Over $100,000	Over $100,000	None	Over $100,000
Weston W. Marsh	None	Over $100,000	None	Over $100,000	None
John E. Neal	None	None	None	None	None
William R. Rybak	$10,001-$50,000	None	None	$10,001-$50,000	$10,001-$50,000
Stephen B. Timbers	None	Over $100,000	None	Over $100,000	None
David D. Tripple	$10,001-$50,000	$10,001-$50,000	$1-$10,000	$1-$10,000	$50,000-$100,000

	HIGH INCOME FUND	TOTAL RETURN BOND FUND	EVOLVING WORLD GROWTH FUND	LONG/SHORT FUND	DIVIDEND GROWTH FUND
John P. Calamos, Sr.	Over $100,000	Over $100,000	Over $100,000	None	None
Weston W. Marsh	None	None	None	None	None
John E. Neal	None	None	None	None	None
William R. Rybak	$10,001-$50,000	None	None	None	None
Stephen B. Timbers	Over $100,000	Over $100,000	None	None	None
David D. Tripple	$1-$10,000	$1-$10,000	$10,001-$50,000	None	None

	MID CAP GROWTH FUND	EMERGING MARKET EQUITY FUND**	AGGREGATE DOLLAR RANGE OF SHARES OF ALL FUNDS IN THE FUND COMPLEX
John P. Calamos, Sr.	None	None	Over $100,000
Weston W. Marsh	None	None	Over $100,000
John E. Neal	None	None	Over $100,000
William R. Rybak	None	None	Over $100,000
Stephen B. Timbers	None	None	Over $100,000
David D. Tripple	None	None	Over $100,000

*	Valuation as of December 31, 2013.
**	Launched December 30, 2013.

No trustee who is not an “interested person” of the Trust owns beneficially or of record, any security of Calamos Advisors, CFS, or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with Calamos Advisors or CFS.

CODE OF ETHICS. Employees of Calamos Advisors and Calamos Financial Services LLC (“CFS”), the Funds’ distributor, are permitted to make personal securities transactions, including transactions in securities that the Trust may purchase, sell or hold, subject to requirements and restrictions set forth in the Code of Ethics of the Trust, Calamos Advisors and CFS. The Code of Ethics adopted pursuant to Rule 17j-1 under the 1940 Act contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities of Calamos Advisors and CFS employees and the interests of investment advisory clients such as the Trust. Among other things, the Code of Ethics prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and statements and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

Affiliates of Calamos Advisors and CFS, CAM, CILLC, Calamos Family Partners, Inc. (“CFP”) and the owners of these affiliates, which include John P. Calamos, Sr. and John Calamos, Jr. (“Calamos Family”), may invest in products managed by Calamos Advisors to support the continued growth of our investment products and strategies, including investments to seed new products. Notwithstanding any provision to the contrary in the Code of Ethics, investments made by CAM, CILLC, CFP and the Calamos Family in products managed by Calamos Advisors are not subject to restrictions of the Code of Ethics regarding short term or speculative trading. As a result, such entities or individuals may hedge corporate or personal investments in such products. However, these hedging transactions are subject to pre-clearance by the Compliance Department and reporting to the CAM Audit Committee. In addition, the trading execution order must be (1) products or accounts managed by Calamos Advisors (2) CAM, (3) CILLC, (4) and CFP and/or the Calamos Family. All other provisions of the Code of Ethics are otherwise applicable.

The General Counsel may approve additional strategies or instruments based on unusual market circumstances and on the determination that the transactions would not impact the broader market or conflict with any customer activity.

PROXY VOTING PROCEDURES. Each Fund has delegated proxy voting responsibilities to Calamos Advisors, subject to the board of trustees’ general oversight. Each Fund expects Calamos Advisors to vote proxies related to that Fund’s portfolio securities for which the Fund has voting authority consistent with the Fund’s best interests. Calamos Advisors has adopted its own Proxy Voting Policies and Procedures (the “Policies”). The Policies address, among other things, conflicts of interest that may arise between the Funds’ interests, and the interests of Calamos Advisors and its affiliates.

The following is a summary of the Policies used by Calamos Advisors in voting proxies.

To assist it in voting proxies, Calamos Advisors has established a committee comprised of members of its Portfolio Management and Research Departments. The committee and/or its members will vote proxies using the following guidelines.

In general, if Calamos Advisors believes that a company’s management and board have interests sufficiently aligned with the Fund’s interest, Calamos Advisors will vote in favor of proposals recommended by the company’s board. More specifically, Calamos Advisors seeks to ensure that the board of directors of a company is sufficiently aligned with security holders’ interests and provides proper oversight of the company’s management. In many cases this may be best accomplished by having a majority of independent board members. Although Calamos Advisors will examine board member elections on a case-by-case basis, it will generally vote for the election of directors that would result in a board comprised of a majority of independent directors.

Because of the enormous variety and complexity of transactions that are presented to shareholders, such as mergers, acquisitions, reincorporations, adoptions of anti-takeover measures (including adoption of a shareholder rights plan, requiring supermajority voting on particular issues, adoption of fair price provisions, issuance of blank check preferred stocks and the creation of a separate class of stock with unequal voting rights), changes to capital structures (including authorizing additional shares, repurchasing stock or approving a stock split), executive compensation and option plans, that occur in a variety of industries, companies and market cycles, it is extremely difficult to foresee exactly what would be in the best interests of a Fund in all circumstances. Moreover, voting on such proposals involves considerations unique to each transaction. Accordingly, Calamos Advisors will vote on a case-by-case basis on proposals presenting these transactions.

To assist it in analyzing proxies, Calamos subscribes to Broadridge, an unaffiliated third-party corporate governance research service that provides in-depth analyses of shareholder meeting agendas, voting recommendations, record keeping and vote disclosure services. Proxies received by the Funds are voted based upon Calamos’ proxy voting guidelines. CAL has established an internal proxy group that is responsible for maintaining oversight of all facets of the processes described above. Any proxy that is not covered by the proxy voting guidelines is reviewed and considered by Calamos’ proxy group and is voted in accordance with that review. In addition, this service facilitates the voting of each proxy in accordance with our proxy voting policy. Based on the instruction provided by the proxy group and/or the principles inherent in CAL’s proxy policy, the Corporate Actions Department will vote and process proxies.

Finally, Calamos Advisors has established procedures to help resolve conflicts of interests that might arise when voting proxies for the Funds. These procedures provide that the committee, along with Calamos Advisors’ Legal and Compliance Departments, will examine conflicts of interests with the Funds of which Calamos Advisors is aware and seek to resolve such conflicts in the Funds’ best interests, irrespective of any such conflict. If a member of the committee has a personal conflict of interest, that member will refrain from voting and the remainder of the committee will determine how to vote the proxy solely on the investment merits of any proposal. The committee will then memorialize the conflict and the procedures used to address the conflict.

The Trust is required to file with the SEC its complete proxy voting record for the 12-month period ending June 30, by no later than August 31 of each year. The Trust’s proxy voting record for the most recent 12-month period ending June 30 is available by August 31 of each year (1) on the SEC’s website at www.sec.gov, and (2) without charge, upon request, by calling 800-582-6959.

You may obtain a copy of Calamos Advisors’ Policies by calling 800.582.6959, by visiting Calamos Advisors’ website at www.calamos.com, by writing Calamos Advisors at: Calamos Investments, Attn: Client Services, 2020 Calamos Court, Naperville, IL 60563, and on the SEC’s website at www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS. The board of trustees, including a majority of the non-interested trustees, has adopted policies and procedures to govern the disclosure of portfolio security holdings. The board of trustees considered the circumstances under which portfolio security holdings may be disclosed to different categories of persons and how to address actual and potential conflicts of interests between the interests of the Funds’ shareholders, on the one hand, and those of Calamos Advisors and CFS, on the other. After giving due consideration to such matters and after exercising their fiduciary duties and reasonable business judgment, the board of trustees determined that the Funds have a legitimate business purpose for disclosing portfolio security holdings to the persons described in the policies and procedures, and that the policies and procedures are reasonably designed to ensure that disclosures of portfolio security holdings are not opposed to the best interests of shareholders and appropriately address the potential for material conflicts of interest.

Calamos Advisors and CFS carry out the policies and procedures governing disclosure of portfolio security holdings, and as such have access to information regarding portfolio security holdings on a daily basis and may disclose that information to the Funds’ service providers and other third parties only in accordance with the policies and procedures adopted by the board of trustees.

Disclosure to the Public

A complete list of portfolio holdings as of the last business day of the preceding calendar month may be disclosed no earlier than 30 days after the end of the previous calendar month.

A subset of each Fund’s portfolio security holdings “top ten” list may be disclosed no earlier than 10 days after the end of the previous calendar month.

Portfolio attribution, any information relating to a Fund’s portfolio characteristics, such as, but not limited to, industries or sectors within a Fund, income distributions, potential capital gains, beta, average weighted average, current yield, or SEC yield may be disclosed on a ten (10) day lag.

Based on an internal exception process and review of conflicts of interest, the Funds may publicly disclose whether an individual security is, or is not, owned by a Fund. Such an exception shall be reported to the Funds’ Board of Trustees at the next scheduled meeting.

The Funds most current public portfolio holdings information may be found at www.calamos.com.

Non-Public Disclosure

Disclosure to Rating and Ranking Agencies. A complete list of portfolio security holdings as of the last business day of the preceding calendar quarter may be disclosed to rating or ranking agencies, such as S&P, Moody’s, Morningstar, Inc. (“Morningstar”) and Lipper, Inc. (“Lipper”), no earlier than 30 days after the end of such quarter. Any non-public disclosure to rating or ranking agencies shall be made subject to a duty of confidentiality, including a duty not to trade on non-public information. As of December 31, 2013, the following rating or ranking agencies are provided portfolio security holdings information in connection with the above procedures: Standard & Poor’s Financial Services, LLC, Bloomberg LP, Thompson Reuters, Morningstar, Inc., and FactSet Financial Research Systems, Inc.

Disclosure to Third Parties. Portfolio security holdings may be disclosed more frequently than described above to third parties, with little or no lag time, when a Fund has a legitimate business purpose for doing so. The frequency and lag time of such disclosure is based upon each party’s need for the information. Third parties include, but are not limited to, each Fund’s investment adviser, principal underwriter, custodian, transfer agent, administrator, fund accounting agent, financial accounting agent, independent auditors, attorneys or such other selected third parties. As of December 31, 2013, the following parties receive non-public portfolio security holdings disclosure: Calamos Advisors, CFS, State Street Corporation, US Bancorp Fund Services LLC, Deloitte & Touche LLP, and K&L Gates LLP. The third parties have a duty to keep the Funds’ non-public information confidential either through written contractual arrangements with the Funds or Calamos Advisors, or by the nature of their fiduciary duty with respect to the Funds, which includes a duty of confidentiality and a duty to refrain from trading on non-public information. The Funds may be harmed if the service providers breach any non-contractual duty to keep the Funds’ non-public information confidential as the Funds may have no contractual remedies or recourse against such breaching parties.

In addition, the Funds, Calamos Advisors, CFS and the Funds’ administrator and custodian may, for legitimate business purposes within the scope of their duties and responsibilities, disclose portfolio security holdings (whether a complete list of portfolio security holdings or a subset thereof) and other positions comprising the Funds’ assets to one or more broker-dealers or foreign custodians during the course of, or in connection with, normal day-to-day securities and derivative transactions with or through such broker-dealers or foreign custodians, subject to such broker-dealer’s obligation and/or foreign custodian’s fiduciary duty not to disclose or use material, non-public information concerning the Funds’ portfolio security holdings without the consent of the Funds or their agents. Any such disclosure must be approved in writing by Calamos Advisors’ General Counsel or, in his absence, the Trust’s Chief Compliance Officer.

Disclosures required by Applicable Law. The Funds, Calamos Advisors and CFS may disclose portfolio security holdings information of the Funds as may be required by applicable law, rule, regulation or court order. Any officer of the Funds, Calamos Advisors or CFS is authorized to disclose portfolio security holdings pursuant to these policies and procedures.

As part of the Funds’ compliance program under Rule 38a-1 under the 1940 Act, the Trust’s Chief Compliance Officer periodically will review or cause to be reviewed portfolio security holding disclosures in order to seek compliance with these policies and procedures. The board of trustees will oversee disclosures through the reporting of the Chief Compliance Officer.

The Funds, Calamos Advisors and CFS do not receive compensation or other consideration for the disclosure of portfolio security holdings.

INVESTMENT ADVISORY SERVICES

Investment management and certain other services are provided to the Trust by Calamos Advisors pursuant to a Management Agreement (the “Management Agreement”) dated August 1, 2000, as amended. Calamos Advisors also furnishes office space, equipment and management personnel to the Trust. For more information, see the prospectus under “Who manages the Funds?”

Each Fund pays Calamos Advisors a fee based on its average daily net assets that is accrued daily and paid on a monthly basis. Growth Fund pays a fee on its average daily net assets at the annual rate of 1.00% on the first $500 million, 0.90% on the next $500 million, 0.80% on the next $5 billion (over $1 billion to $6 billion), 0.78% on the next $5 billion (over $6 billion to $11 billion), 0.76% on the next $5 billion (over $11 billion to $16 billion), 0.74% on the next $5 billion (over $16 billion to $21 billion), 0.72% on the next $5 billion (over $21 billion to $26 billion) and 0.70% on average daily net assets in excess of $26 billion. Each of Growth and Income Fund, Convertible Fund, Market Neutral Income Fund and High Income Fund pays a fee on its average daily net assets is at the annual rate of 0.75% on the first $500 million, 0.70% on the next $500 million, and 0.65% on average daily net assets in excess of $1 billion.

Each of Global Growth and Income Fund, Focus Growth Fund, Opportunistic Value Fund, Dividend Growth Fund and Mid Cap Growth Fund pays a fee on its average daily net assets at the annual rate of 1.00% on the first $500 million, 0.95% on the next $500 million, 0.90% on the next $5 billion (over $1 billion to $6 billion), 0.88% on the next $5 billion (over $6 billion to $11 billion), 0.86% on the next $5 billion (over $11 billion to $16 billion), 0.84% on the next $5 billion (over $16 billion to $21 billion), 0.82% on the next $5 billion (over $21 billion to $26 billion), and 0.80% on average daily net assets in excess of $26 billion.

Total Return Bond Fund pays a fee on its average daily net assets at the annual rate of 0.55% on the first $500 million, 0.53% on the next $500 million, 0.51% on the next $5 billion (over $1 billion to $6 billion), 0.49% on the next $5 billion (over $6 billion to $11 billion), 0.48% on the next $5 billion (over $11 billion to $16 billion), 0.47% on the next $5 billion (over $16 billion to $21 billion), 0.46% on the next $5 billion (over $21 billion to $26 billion), and 0.45% on average daily net assets in excess of $26 billion.

Each of Evolving World Growth Fund and Emerging Market Equity Fund pays a fee on its average daily net assets at the annual rate of 1.10% on the first $500 million, 1.05% on the next $500 million, 1.00% on the next $5 billion (over $1 billion to $6 billion), 0.98% on the next $5 billion (over $6 billion to $11 billion), 0.96% on the next $5 billion (over $11 billion to $16 billion), 0.94% on the next $5 billion (over $16 billion to $21 billion), 0.92% on the next $5 billion (over $21 billion to $26 billion), and 0.90% on average daily net assets in excess of $26 billion.

Discovery Growth Fund pays a fee on its average daily net assets at the annual rate of 1.00% on the first $500 million, 0.90% on the next $500 million, and 0.80% on average daily net assets in excess of $1 billion.

Long/Short Fund pays a fee on its average daily net assets that is accrued daily and paid on a monthly basis. The Fund pays a fee on its average daily net assets at the annual rate of 1.25% up to and including $500 million, 1.20% on the next $500 million (over $500 million to $1 billion) and 1.15% on average daily net assets in excess of $1 billion.

Each of International Growth Fund and Global Equity Fund pays a base fee, subject to possible adjustment based on the Fund’s performance, as described in the prospectus. The base fee is at the annual rate of 1.00% on the first $500 million, 0.95% on the next $500 million, 0.90% on the next $5 billion (over $1 billion to $6 billion), 0.88% on the next $5 billion (over $6 billion to $11 billion), 0.86% on the next $5 billion (over $11 billion to $16 billion), 0.84% on the next $5 billion (over $16 billion to $21 billion), 0.82% on the next $5 billion (over $21 billion to $26 billion), and 0.80% on average daily net assets in excess of $26 billion. For International Growth Fund, the performance adjustment equally increases or decreases the fee, on a monthly basis, by 1/12 of 0.03% of the Fund’s average daily net assets over the performance measurement period for each full 1% increment amount by which the Fund outperforms or underperforms the MSCI EAFE Growth Index (the “Growth Index”) over the performance measurement period on an annualized basis, respectively. For Global Equity Fund, the performance adjustment equally increases or decreases the fee, on a monthly basis, by 1/12 of 0.03% of the Fund’s average daily net assets over the performance measurement period for each full 1% increment amount by which the Fund outperforms or underperforms the MSCI World Index (the “World Index”) over the performance measurement period on an annualized basis, respectively.

It is possible that the Funds’ contractual expense reimbursement agreement with Calamos Advisors may have the effect of increasing the outperformance adjustment to the base fee paid to Calamos Advisors, or decreasing the underperformance adjustment to the base fee paid to Calamos Advisors. The payment and calculation of the performance adjustment is subject to the ultimate supervision of the board of trustees, and the board of trustees has the authority to terminate the contractual expense reimbursement agreement at any time. If the board of trustees determines that another index is appropriate for International Growth Fund or Global Equity Fund, it may designate a successor index to be substituted, subject to approval by shareholders.

The performance measurement period for International Growth Fund began at the start of the first full month of operation (April 1, 2005) and includes the trailing 36 months. The performance measurement period for Global Equity Fund began at the start of the first full month of operation (March 1, 2007) and includes the trailing 36 months. Prior to February 1, 2008, only the base fee was payable, and there was no performance adjustment. Commencing in February 2008, the base fee was subject to adjustment based on the performance of the Fund’s Class A shares relative to that of the World Index over the 12 calendar months ended February 29, 2008. For each succeeding month through February 2010, the performance measurement period increased by one month, and thereafter the performance measurement period became the trailing 36 months.

The performance comparison is made at the end of each month. The maximum annualized performance adjustment rate for each of International Growth Fund and Global Equity Fund is +/-0.30% of such Fund’s average daily net assets over the performance measurement period. The performance adjustment rate is divided by 12 and multiplied by the Fund’s average daily net assets over the performance measurement period, and the resulting dollar amount is then added to or subtracted from the base fee. Calamos Advisors may receive a positive performance adjustment even if the Fund has a negative return over a performance measurement period if it otherwise outperforms its respective Index during that period.

The investment performance of each of International Growth Fund and Global Equity Fund will be the sum of: (1) the change in such Fund’s net asset value (“NAV”) per Class A share during the performance measurement period; plus (2) the value of such Fund’s cash distributions per share accumulated to the end of the performance measurement period; plus (3) the value of capital gains taxes per share paid or payable on undistributed realized long-term capital gains accumulated to the end of the performance measurement period; expressed as a percentage of such Fund’s NAV per Class A share at the beginning of the performance measurement period. For this purpose, the value of distributions per share of realized capital gains, of dividends per share paid from investment income and of capital gains taxes per share paid or payable on undistributed realized long-term capital gains shall be treated as reinvested in shares of the Fund at the NAV in effect at the close of business on the record date for the payment of such distributions and dividends and the date on which provision is made for such taxes, after giving effect to such distributions, dividends and taxes.

The investment record of each Index will be the sum of: (1) the change in the level of the Index during the performance measurement period; plus (2) the value, computed consistently with the Index, of cash distributions made by companies whose securities comprise the Index accumulated to the end of the performance management period; expressed as a percentage of the Index level at the beginning of the performance measurement period. For this purpose, cash distributions on the securities which comprise the Index shall be treated as reinvested in the index at least as frequently as the end of each calendar quarter following the payment of the dividend.

Calamos Advisors is an indirect subsidiary of Calamos Asset Management, Inc., whose voting shares are majority-owned by Calamos Family Partners, Inc., which is controlled by John P. Calamos, Sr. and the Calamos family. John P. Calamos, Sr., is an affiliated person of the Funds and their advisor by virtue of his position as Trustee and President and CEO of the Trust and Chairman, CEO and Global Co-Chief Investment Officer of CALAMOS ADVISORS. Gary D. Black, Nimish S. Bhatt, Robert F. Behan, Curtis Holloway and J. Christopher Jackson are affiliated persons of the Funds and their advisor by virtue of their positions as Vice President; Vice President and Chief Financial Officer; Vice President; Treasurer; and Vice President and Secretary of the Trust; respectively, and as Executive Vice President and Global Co-Chief Investment Officer, Senior Vice President and Chief Financial Officer; Executive Vice President and Head of Global Distribution; Vice President; and Senior Vice President, General Counsel and Secretary of Calamos Advisors, respectively.

During the periods shown below, each of the Funds paid total advisory fees and was reimbursed by Calamos Advisors for expenses in excess of applicable expense limitations. As of October 31, 2013 the Emerging Market Equity Fund had not commenced operations. Payments were as follows:

Description of Fund	Year Ended 10/31/13	Year Ended 10/31/12	Year Ended 10/31/11
Growth Fund
Advisory fee	$41,109,168	$59,537,152	$70,744,156
Waiver or reimbursement	0	0	0

Net Fee	41,109,168	59,537,152	70,744,156
Opportunistic Value Fund
Advisory fee	847,060	417,280	483,979
Waiver or reimbursement	(318,853)	(239,508)	(72,665)

Net Fee	528,207	177,772	411,314
Focus Growth Fund
Advisory fee	586,108	630,797	640,735
Waiver or reimbursement	(283,675)	(267,633)	(84,562)

Net Fee	302,433	363,164	556,173
Discovery Growth Fund
Advisory fee	397,345	375,558	321,128
Waiver or reimbursement	(75,629)	(91,769)	(106,041)

Net Fee	321,716	283,789	215,087
Dividend Growth Fund(1)
Advisory fee	61,802	0	0
Waiver or reimbursement	(52,730)	0	0

Net Fee	9,072	0	0
Mid Cap Growth Fund(1)
Advisory fee	13,042	0	0
Waiver or reimbursement	(58,121)	0	0

Net Fee	(45,079)	0	0
International Growth Fund
Advisory fee	9,535,402	7,189,612	4,165,209
Performance fee	36,018	881,142	489,762
Waiver or reimbursement	(770,557)	(1,399,892)	(376,561)

Net Fee	8,800,863	6,670,862	4,278,410
Evolving World Growth Fund
Advisory fee	4,495,275	3,284,187	1,758,319
Waiver or reimbursement	0	0	0

Net Fee	4,495,275	3,284,187	1,758,319
Global Equity Fund
Advisory fee	4,008,760	2,451,143	901,148
Performance fee	(80,320)	168,386	78,882
Waiver or reimbursement	(165,530)	(294,421)	(91,063)

Net Fee	3,762,910	2,325,108	888,967
Growth & Income Fund
Advisory fee	25,072,200	29,756,355	29,267,134
Waiver or reimbursement	0	0	0

Net Fee	25,072,200	29,756,355	29,267,134
Global Growth and Income Fund
Advisory fee	8,723,756	15,688,408	15,544,907
Waiver or reimbursement	0	0	0

Net Fee	8,723,756	15,688,408	15,544,907
Convertible Fund
Advisory fee	8,845,478	14,266,514	22,016,539
Waiver or reimbursement	0	0	0

Net Fee	8,845,478	14,266,514	22,016,539
Total Return Bond Fund
Advisory fee	1,136,582	1,276,419	1,172,341
Waiver or reimbursement	(186,499)	(191,199)	(145,211)

Net Fee	950,083	1,085,220	1,027,130
High Income Fund
Advisory fee	2,115,154	2,099,802	2,051,027
Waiver or reimbursement	0	0	0

Net Fee	2,115,154	2,099,802	2,051,027
Market Income Neutral Fund
Advisory fee	18,558,295	16,531,943	15,739,636
Waiver or reimbursement	0	0	0

Net Fee	18,558,295	16,531,943	15,739,636
Long/Short Fund(2)
Advisory fee	177,345	0	0
Waiver or reimbursement	(39,833)	0	0

Net Fee	137,512	0	0

(1)	Dividend Growth Fund and Mid Cap Growth Fund commenced operations on August 5, 2013.
(2)	Long/Short Fund commenced operations on June 3, 2013.

The use of the name “Calamos” in the name of the Trust and in the names of the Funds are pursuant to licenses granted by Calamos Investments LLC, and the Trust has agreed to change the names to remove those references if Calamos Advisors ceases to act as investment adviser to the Funds.

EXPENSES

Subject to the expense limitations described below, the Funds pay all their own operating expenses that are not specifically assumed by Calamos Advisors, including (i) fees of Calamos Advisors; (ii) interest, taxes and any governmental filing fees; (iii) compensation and expenses of the trustees, other than those who are interested persons of the Trust, Calamos Advisors or CFS; (iv) legal, audit, custodial and transfer agency fees and expenses; (v) fees and expenses related to the Funds’ organization and registration and qualification of the Funds and their shares under federal and state securities laws; (vi) expenses of printing and mailing reports, notices and proxy material to shareholders, and expenses incidental to meetings of shareholders; (vii) expenses of preparing prospectuses and of printing and distributing them to existing shareholders; (viii) insurance premiums; (ix) litigation and indemnification expenses and other extraordinary expenses not incurred in the normal course of the business of the Trust; (x) distribution expenses pursuant to the Funds’ Distribution Plans; and (xi) brokerage commissions and other transaction-related costs.

Calamos Advisors contractually agreed to limit through March 31, 2015 the annual operating expenses of each class of shares of each Fund in excess of certain limits as reflected in the table below. For purposes of this agreement, operating expenses do not include dividend expenses on short positions.

Fund	Class	Limitation Period	Expense Limitation
Calamos Growth Fund	Class A	3/31/2015	1.75%
	Class B	3/31/2015	2.50%
	Class C	3/31/2015	2.50%
	Class I	3/31/2015	1.50%
	Class R	3/31/2015	2.00%
Calamos Opportunistic Value Fund	Class A	3/31/2015	1.15%
	Class B	3/31/2015	1.90%
	Class C	3/31/2015	1.90%
	Class I	3/31/2015	0.90%
	Class R	3/31/2015	1.40%
Calamos Focus Growth Fund	Class A	3/31/2015	1.15%
	Class B	3/31/2015	1.90%
	Class C	3/31/2015	1.90%
	Class I	3/31/2015	0.90%
	Class R	3/31/2015	1.40%
Calamos Discovery Growth Fund	Class A	3/31/2015	1.50%
	Class B	3/31/2015	2.25%
	Class C	3/31/2015	2.25%
	Class I	3/31/2015	1.25%
	Class R	3/31/2015	1.75%
Calamos International Growth Fund	Class A	3/31/2015	1.40%
	Class B	3/31/2015	2.15%
	Class C	3/31/2015	2.15%
	Class I	3/31/2015	1.15%
	Class R	3/31/2015	1.65%
Calamos Evolving World Growth Fund	Class A	3/31/2015	1.75%
	Class B	3/31/2015	2.50%
	Class C	3/31/2015	2.50%
	Class I	3/31/2015	1.50%
	Class R	3/31/2015	2.00%
Calamos Global Equity Fund	Class A	3/31/2015	1.40%
	Class B	3/31/2015	2.15%
	Class C	3/31/2015	2.15%
	Class I	3/31/2015	1.15%
	Class R	3/31/2015	1.65%

	Class	Limitation Period	Expense Limitation
Calamos Growth and Income Fund	Class A	3/31/2015	1.75%
	Class B	3/31/2015	2.50%
	Class C	3/31/2015	2.50%
	Class I	3/31/2015	1.50%
	Class R	3/31/2015	2.00%
Calamos Global Growth and Income Fund	Class A	3/31/2015	1.75%
	Class B	3/31/2015	2.50%
	Class C	3/31/2015	2.50%
	Class I	3/31/2015	1.50%
	Class R	3/31/2015	2.00%
Calamos Convertible Fund	Class A	3/31/2015	1.75%
	Class B	3/31/2015	2.50%
	Class C	3/31/2015	2.50%
	Class I	3/31/2015	1.50%
	Class R	3/31/2015	2.00%
Calamos Total Return Bond Fund	Class A	3/31/2015	0.90%
	Class B	3/31/2015	1.65%
	Class C	3/31/2015	1.65%
	Class I	3/31/2015	0.65%
	Class R	3/31/2015	1.15%
Calamos High Income Fund	Class A	3/31/2015	1.75%
	Class B	3/31/2015	2.50%
	Class C	3/31/2015	2.50%
	Class I	3/31/2015	1.50%
	Class R	3/31/2015	2.00%
Calamos Market Neutral Income Fund	Class A	3/31/2015	1.75%
	Class B	3/31/2015	2.50%
	Class C	3/31/2015	2.50%
	Class I	3/31/2015	1.50%
	Class R	3/31/2015	2.00%
Calamos Long/Short Fund	Class A	3/31/2015	2.00%
	Class C	3/31/2015	2.75%
	Class I	3/31/2015	1.75%
	Class R	3/31/2015	2.25%
Calamos Dividend Growth Fund	Class A	3/31/2015	1.35%
	Class C	3/31/2015	2.10%
	Class I	3/31/2015	1.10%
	Class R	3/31/2015	1.60%
Calamos Mid Cap Growth Fund	Class A	3/31/2015	1.25%
	Class C	3/31/2015	2.00%
	Class I	3/31/2015	1.00%
	Class R	3/31/2015	1.50%
Calamos Emerging Market Equity Fund	Class A	3/31/2015	1.75%
	Class C	3/31/2015	2.50%
	Class I	3/31/2015	1.50%
	Class R	3/31/2015	2.00%

TEAM APPROACH TO MANAGEMENT

CALAMOS ADVISORS employs a team approach to portfolio management, led by the Global Co-CIOs and comprised generally of the Global Co-CIOs and Co-Portfolio Managers. The Global Co-CIOs and Co-Portfolio Managers are supported by and lead a team of investment professionals whose valuable contributions create a synergy of expertise that can be applied across many different investment strategies. Co-Portfolio Managers are supported by a team of sector analysts making recommendations based upon rigorous fundamental research.

CALAMOS ADVISORS has an Investment Committee (“Investment Committee”) that performs the following functions:

•	Establishment of top-down global macroeconomic views

•	Discussion of sector, thematic and geographic positioning across strategies

•	Oversight of risk management across strategies

•	Monitoring and evaluation of investment performance

•	Evaluation and recommendation of enhancements to the investment process

The Investment Committee operates as a team and consists of our Global Co-CIOs, who will lead the Committee, and a select group of senior investment professionals. Other members of the investment team will also participate in Committee meetings in connection with specific investment related issues or topics as deemed appropriate. Membership of the Investment Committee may be modified to ensure we adapt to dynamic economic, capital market and investment environments as well as incorporate diverse views into our investment process.

John P. Calamos, Sr. and Gary D. Black, Global Co-CIOs of CALAMOS ADVISORS, generally focus on firm-wide risk management and the top-down approach of diversification by country and industry sector and macro-level investment themes. As Global Co-CIOs, Messrs. John P. Calamos, Sr. and Gary D. Black direct the team’s focus on the macro themes upon which the portfolio’s strategy is based. For all funds except Opportunistic Value Fund and Dividend Growth Fund, the team, as a whole, implements the investment strategies, under the general direction and supervision of the Global Co-CIOs and the

Co-Portfolio Managers. John P. Calamos, Sr. and Gary D. Black are responsible for the day-to-day management of the team, bottom- up research efforts and strategy implementation. Nick Niziolek, Jeff Scudieri, Jon Vacko, John P. Calamos, Jr., Dennis Cogan, Christopher Hartman, John Hillenbrand, Jeremy Hughes, Steve Klouda, Christopher Langs, Brendan Maher, Jeff Miller, Eli Pars, Matthew Dveirin, Ariel Fromer, Daniel Fu, David Kalis, Tammy Miller, Michael Roesler, Himanshu Sheth, and Naveen Yalamanchi are each Co-Portfolio Managers, and Jason Hill is a Senior Strategy Analyst, for the Funds for which each has been so designated. Collectively Mr. Miller, Ms. Fromer and Ms. Miller are referred to as (the “Value Team”). With regard to the Dividend Growth and Opportunistic Value Funds, the Investment Committee, headed by Messrs. John Calamos, Sr. and Gary D. Black, will direct the team’s focus on the macro themes upon which the portfolio’s strategy is based. However, the Value Team will be responsible for the day-to-day management of the portfolio, including buy and sell decisions of underlying investments, and will implement the investment strategies, under the general direction and supervision of the Global Co-CIOs.

The Team Leaders also have responsibility for the day-to-day management of accounts other than the Funds. Information regarding these other accounts as of October 31, 2013 is set forth below. As of October 31, 2013 the Emerging Market Equity Fund had not commenced operations.

NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE AS OF OCTOBER 31, 2013

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Accounts	Assets	Accounts	Assets	Accounts	Assets
John P. Calamos, Sr.	25	21,948,608,473	9	1,515,303,502	2,014	3,429,331,234
Gary D. Black	25	21,948,608,473	10	1,544,295,915	2,014	3,429,331,234
John Hillenbrand	20	18,478,813,675	9	1,515,303,502	2,014	3,429,331,234
Steve Klouda	20	18,478,813,675	9	1,515,303,502	2,014	3,429,331,234
Jeff Scudieri	18	18,045,911,858	8	1,503,271,030	2,014	3,429,331,234
Jon Vacko	18	18,045,911,858	8	1,503,271,030	2,014	3,429,331,234
Dennis Cogan	18	18,045,911,858	8	1,503,271,030	2,014	3,429,331,234
Nick Niziolek	18	18,045,911,858	8	1,503,271,030	2,014	3,429,331,234
Eli Pars (1)	10	11,520,058,232	1	130,334,094	2,014	3,429,331,234
Jeremy Hughes	7	6,599,296,612	1	12,032,472	0	—
Christopher Langs	7	6,599,296,612	1	12,032,472	0	—
Brendan Maher	2	3,278,598,115	1	28,992,412	0	—
Jeff Miller	2	143,437,189	0	—	2	1,578,510
Ariel Fromer	2	143,437,189	0	—	2	1,578,510
Tammy Miller	2	143,437,189	0	—	2	1,578,510
Christopher Hartman	1	3,232,421,339	0	—	2,014	3,429,331,234
Jason Hill	1	3,232,421,339	0	—	2,014	3,429,331,234
David Kalis	1	47,759,494	0	—	2,014	3,429,331,234
Michael Roesler (2)	0	—	0	—	0	—
Matthew Dveirin	1	46,176,776	1	28,992,412	0	—
Naveen Yalamanchi	1	46,176,776	1	28,992,412	0	—
Himanshu Sheth	1	46,176,776	1	28,992,412	0	—
Daniel Fu	1	46,176,776	1	28,992,412	0	—

As of October 31, 2013, the accounts listed below include an advisory fee that is based on performance of the account.

Number of Accounts and Assets for which Advisory Fee is Performance Based as of October 31, 2013

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Accounts	Assets	Accounts	Assets	Accounts	Assets
John P. Calamos, Sr.	3	1,354,547,241	0	—	0	—
Gary D. Black	3	1,354,547,241	1	28,992,412	0	—
John Hillenbrand	3	1,354,547,241	0	—	0	—
Steve Klouda	3	1,354,547,241	0	—	0	—
Jeff Scudieri	3	1,354,547,241	0	—	0	—
Jon Vacko	3	1,354,547,241	0	—	0	—
Dennis Cogan	3	1,354,547,241	0	—	0	—
Nick Niziolek	3	1,354,547,241	0	—	0	—
Eli Pars[1]	0	—	0	—	0	—
Jeremy Hughes	0	—	0	—	0	—
Christopher Langs	0	—	0	—	0	—
Brendan Maher	0	—	1	28,992,412	0	—
Jeff Miller	0	—	0	—	0	—
Ariel Fromer	0	—	0	—	0	—
Tammy Miller	0	—	0	—	0	—
Christopher Hartman	0	—	0	—	0	—
Jason Hill	0	—	0	—	0	—
David Kalis	0	—	0	—	0	—
Michael Roesler[2]	0	—	0	—	0	—
Matthew Dveirin	0	—	1	28,992,412	0	—
Naveen Yalamanchi	0	—	1	28,992,412	0	—
Himanshu Sheth	0	—	1	28,992,412	0	—
Daniel Fu	0	—	1	28,992,412	0	—

1	Eli Pars is added to Evolving World Growth Fund, Total Return Bond Fund and High Income Fund as of March 1, 2014.
2	Michael Roesler is added to Discovery Growth Fund as of March 1, 2014.

Each Team Leader may invest for his own benefit in securities held in brokerage and mutual fund accounts. The information shown in the table does not include information about those accounts where the Team Leader or members of his family have a beneficial or pecuniary interest because no advisory relationship exists with Calamos Advisors or any of its affiliates.

The Funds’ Team Leaders are responsible for managing both the Funds and other accounts, including separate accounts and funds not required to be registered under the 1940 Act.

Other than potential conflicts between investment strategies, the side-by-side management of both the Funds and other accounts may raise potential conflicts of interest due to the interest held by Calamos Advisors in an account and certain trading practices used by the portfolio managers (e.g., cross trades between a Fund and another account and allocation of aggregated trades). Calamos Advisors has developed policies and procedures reasonably designed to mitigate those conflicts. For example, Calamos Advisors will only place cross-trades in securities held by the Funds in accordance with the rules promulgated under the 1940 Act and has adopted policies designed to ensure the fair allocation of securities purchased on an aggregated basis. The allocation methodology employed by Calamos Advisors varies depending on the type of securities sought to be bought or sold and the type of client or group of clients. Generally, however, orders are placed first for those clients that have given Calamos Advisors brokerage discretion (including the ability to step out a portion of trades), and then to clients that have directed Calamos Advisors to execute trades through a specific broker. However, if the directed broker allows Calamos Advisors to execute with other brokerage firms, which then book the transaction directly with the directed broker, the order will be placed as if the client had given Calamos Advisors full brokerage discretion. Calamos Advisors and its affiliates frequently use a “rotational” method of placing and aggregating client orders and will build and fill a position for a designated client or group of clients before placing orders for other clients.

A client account may not receive an allocation of an order if: (a) the client would receive an unmarketable amount of securities based on account size; (b) the client has precluded Calamos Advisors from using a particular broker; (c) the cash balance in the client account will be insufficient to pay for the securities allocated to it at settlement; (d) current portfolio attributes make an allocation inappropriate; and (e) account specific guidelines, objectives and other account specific factors make an allocation inappropriate. Allocation methodology may be modified when strict adherence to the usual allocation is impractical or leads to inefficient or undesirable results. Calamos Advisors’ head trader must approve each instance that the usual allocation methodology is not followed and provide a reasonable basis for such instances and all modifications must be reported in writing to the Calamos Advisors’ Chief Compliance Officer on a monthly basis.

Investment opportunities for which there is limited availability generally are allocated among participating client accounts pursuant to an objective methodology (i.e., either on a pro rata basis or using a rotational method, as described above). However, in some instances, Calamos Advisors may consider subjective elements in attempting to allocate a trade, in which case a Fund may not participate, or may participate to a lesser degree than other clients, in the allocation of an investment opportunity. In considering subjective criteria when allocating trades, Calamos Advisors is bound by its fiduciary duty to its clients to treat all client accounts fairly and equitably.

The Team Leaders advise certain accounts under a performance fee arrangement. A performance fee arrangement may create an incentive for a Team Leader to make investments that are riskier or more speculative than would be the case in the absence of performance fees. A performance fee arrangement may result in increased compensation to the Team Leaders from such accounts due to unrealized appreciation as well as realized gains in the client’s account.

As of December 31, 2013, John P. Calamos, Sr. and Gary D. Black, our Global Co-CIOs, as well as John P. Calamos, Jr., receive all of their compensation from Calamos Advisors. Each has entered into an employment agreement that provides for compensation in the form of an annual base salary and a target bonus, both components payable in cash. Their target bonus is set at a percentage of the respective base salary. Similarly, there is a target for Long-Term Incentive (“LTI”) awards and that target is also set at a percentage of the respective base salaries.

As of December 31, 2013, Jeff Scudieri, Jon Vacko, John Hillenbrand, Steve Klouda, Christopher Hartman, Brendan Maher, Jeff Miller, Ariel Fromer, Tammy Miller, Naveen Yalamanchi, Himanshu Sheth, Eli Pars, Jeremy Hughes, Christopher Langs, Jason Hill, Matthew Dveirin, Daniel Fu, Dennis Cogan, David Kalis and Nick Niziolek receive all of their compensation from Calamos Advisors. As of March 1, 2014, Michael Roesler receives all of his compensation from Calamos Advisors. They each receive compensation in the form of an annual base salary, a discretionary bonus (payable in cash) and LTI awards. Each of these individuals has a bonus range of opportunity which is expressed as a percentage of base salary. Each of these individuals is also eligible for discretionary LTI awards based on individual and collective performance, however these awards are not guaranteed from year to year. LTI awards consist of restricted stock units or a combination of restricted stock units and stock options. Additionally, Messrs. Maher, Dveirin, Yalamanchi, Sheth and Fu are also eligible to receive a portion of certain investment advisory fees and incentive fee payments collected by Calamos Advisors or an affiliated entity, determined by the Global Co-CIOs.

The amounts paid to all Team Leaders and the criteria utilized to determine the amounts are benchmarked against industry specific data provided by third party analytical agencies. The Team Leaders’ compensation structure does not differentiate between the Funds and other accounts managed by the Team Leaders, and is determined on an overall basis, taking into consideration annually the performance of the various strategies managed by the Team Leaders. Portfolio performance, as measured by risk-adjusted portfolio performance, is utilized to determine the target bonus, as well as overall performance of Calamos Advisors. All Team Leaders are eligible to receive annual equity awards in shares of Calamos Asset Management, Inc. under an incentive compensation plan.

Historically, the annual equity awards granted under the incentive compensation plan have been comprised of stock options and restricted stock units which vest over periods of time. Unless terminated early, the stock options have a ten-year term. Grants of restricted stock units and stock options must generally be approved by the Compensation Committee of the Board of Directors of Calamos Asset Management, Inc.

The compensation structure described above is also impacted by additional corporate objectives set by the Board of Directors of Calamos Asset Management, Inc., which for 2013 included investment performance, as measured annually by risk-adjusted performance of the investment strategies managed by Calamos Advisors over a blended short- and long-term measurement period; distribution effectiveness, as measured by redemption rates and net sales in products that are open to new investors; and financial performance, as measured by operating earnings and margin.

	GROWTH FUND	GROWTH AND INCOME FUND	OPPORTUNISTIC VALUE FUND	FOCUS GROWTH FUND	DISCOVERY GROWTH FUND
John P. Calamos, Sr.	Over $1,000,000	Over $1,000,000	Over $1,000,000	Over $1,000,000	Over $1,000,000
Gary D. Black	$0 - $10,000	None	$0 - $10,000	$0 - $10,000	None
John P. Calamos, Jr.	Over $1,000,000	Over $1,000,000	$500,001 - $1,000,000	$500,001 - $1,000,000	$100,001 - $500,000
Jeff Scudieri	None	$100,001 - $500,000	None	None	None
Jon Vacko	$100,001 - $500,000	$100,001 - $500,000	None	$100,001 - $500,000	None
John Hillenbrand	$100,001 - $500,000	$100,001 - $500,000	None	None	None
Steve Klouda	$500,001 - $1,000,000	$100,001 - $500,000	None	$100,001 - $500,000	None
Christopher Hartman	None	$10,001 - $50,000	$0 - $10,000	None	None
Jeff Miller	None	None	$0 - $10,000	None	None
Ariel Fromer	None	None	$10,001 - $50,000	None	None
Tammy Miller	None	None	$0 - $10,000	None	None
Brendan Maher	None	None	None	None	None
Eli Pars	None	$0 - $10,000	None	None	None
Dennis Cogan	$10,001 - $50,000	None	None	None	None
Nick Niziolek	$0 - $10,000	$0 - $10,000	None	$10,001 - $50,000	None
David Kalis	None	None	None	None	None
Naveen Yalamanchi	None	None	None	None	None
Himanshu Sheth	None	None	None	None	None
Daniel Fu	None	None	None	None	None
Jeremy Hughes	None	None	None	None	None
Christopher Langs	None	None	None	None	None
Matthew Dveirin	None	None	None	None	None
Jason Hill	None	None	None	None	None
Michael Roesler	None	None	None	None	None

	GLOBAL GROWTH AND INCOME FUND	INTERNATIONAL GROWTH FUND	GLOBAL EQUITY FUND	CONVERTIBLE FUND	MARKET NEUTRAL INCOME FUND
John P. Calamos, Sr.	Over $1,000,000	Over $1,000,000	Over $1,000,000	None	Over $1,000,000
Gary D. Black	$0 - $10,000	$0 - $10,000	$0 - $10,000	$0 - $10,000	$0 - $10,000
John P. Calamos, Jr.	Over $1,000,000	$500,001 - $1,000,000	$100,001 - $500,000	$10,001 - $50,000	$500,001 - $1,000,000
Jeff Scudieri	$100,001 - $500,000	$100,001 - $500,000	$50,001 - $100,000	None	None
Jon Vacko	$100,001 - $500,000	$100,001 - $500,000	$10,001 - $50,000	$10,001 - $50,000	$10,001 - $50,000
John Hillenbrand	$100,001 - $500,000	$100,001 - $500,000	None	None	None
Steve Klouda	$100,001 - $500,000	$100,001 - $500,000	$100,001 - $500,000	None	None
Christopher Hartman	$10,001 - $50,000	$0 - $10,000	$0 - $10,000	None	$50,001 - $100,000
Jeff Miller	None	None	None	None	None
Ariel Fromer	None	None	$0 - $10,000	$0 - $10,000	$0 - $10,000
Tammy Miller	None	None	None	None	None
Brendan Maher	None	None	None	None	None
Eli Pars	$0 - $10,000	None	None	$10,001 - $50,000	None
Dennis Cogan	None	None	None	None	$10,001 - $50,000
Nick Niziolek	$0 - $10,000	$10,001 - $50,000	$10,001 - $50,000	None	None
David Kalis	None	None	None	None	None
Naveen Yalamanchi	None	None	None	None	None
Himanshu Sheth	None	None	None	None	None
Daniel Fu	None	None	None	None	None
Jeremy Hughes	None	None	None	None	None
Christopher Langs	None	None	None	None	None
Matthew Dveirin	None	None	None	None	$0 - $10,000
Jason Hill	None	None	$50,001 - $100,000	None	$0 - $10,000
Michael Roesler	None	None	None	None	None

	HIGH INCOME FUND	TOTAL RETURN BOND FUND	EVOLVING WORLD GROWTH FUND	LONG/SHORT FUND	DIVIDEND GROWTH FUND
John P. Calamos, Sr.	Over $1,000,000	Over $1,000,000	Over $1,000,000	None	None
Gary D. Black	None	None	$0 - $10,000	None	None
John P. Calamos, Jr.	$50,001 - $100,000	$100,001 - $500,000	None	$10,001 - $50,000	$10,001 - $50,000
Jeff Scudieri	None	None	$50,001 - $100,000	None	None
Jon Vacko	$10,001 - $50,000	$50,001 - $100,000	$100,001 -$500,000	None	None
John Hillenbrand	None	None	None	None	None
Steve Klouda	None	None	$100,001 - $500,000	None	None
Christopher Hartman	None	None	$0 - $10,000	None	None
Jeff Miller	None	None	None	None	None
Ariel Fromer	None	$0 - $10,000	None	None	None
Tammy Miller	None	None	None	None	None
Brendan Maher	None	None	None	$10,001 - $50,000	None
Eli Pars	None	None	None	None	None
Dennis Cogan	None	None	$50,001 - $100,000	None	None
Nick Niziolek	None	None	$10,001 - $50,000	None	None
David Kalis	None	None	None	None	None
Naveen Yalamanchi	None	None	None	None	None
Himanshu Sheth	None	None	None	None	None
Daniel Fu	None	None	None	None	None
Jeremy Hughes	None	None	None	None	None
Christopher Langs	None	None	None	None	None
Matthew Dveirin	None	None	None	None	None
Jason Hill	None	$0 - $10,000	None	None	None
Michael Roesler	None	None	None	None	None

	MID CAP GROWTH FUND	EMERGING MARKET EQUITY FUND**
John P. Calamos, Sr.	None	None
Gary D. Black	None	None
John P. Calamos, Jr.	None	None
Jeff Scudieri	None	None
Jon Vacko	None	None
John Hillenbrand	None	None
Steve Klouda	None	None
Christopher Hartman	None	None
Jeff Miller	None	None
Ariel Fromer	None	None
Tammy Miller	None	None
Brendan Maher	None	None
Eli Pars	None	None
Dennis Cogan	None	None
Nick Niziolek	None	None
David Kalis	None	None
Naveen Yalamanchi	None	None
Himanshu Sheth	None	None
Daniel Fu	None	None
Jeremy Hughes	None	None
Christopher Langs	None	None
Matthew Dveirin	None	None
Jason Hill	None	None
Michael Roesler	None	None

*	Valuation as of October 31, 2013
**	Launched December 30, 2013

DISTRIBUTION PLAN

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”), whereby Class A shares, Class B shares, Class C shares and Class R shares of each Fund pay to CFS service and distribution fees as described in the prospectus. No distribution or service fees are paid with respect to Class I shares. CFS may use the amount of such fees to defray the costs of commissions and service fees paid to broker-dealers and other financial intermediaries whose customers invest in shares of the Funds and for other purposes.

The Trust’s board of trustees has determined that the Plan could be a significant factor in the growth and retention of Fund assets, resulting in a more advantageous expense ratio and increased investment flexibility, which could benefit each class of Fund shareholders. A cash flow from sales of shares may enable a Fund to meet shareholder redemptions without having to liquidate portfolio securities and to take advantage of buying opportunities without having to make unwarranted liquidations of portfolio securities. The board also considered that continuing growth in the Funds’ size would be in the shareholders’ best interests because increased size would allow the Funds to realize certain economies of scale in their operations and would likely reduce the proportionate share of expenses borne by each shareholder. Even in the case of a Fund that is closed to new investors, the payment of ongoing compensation to a financial intermediary for providing services to its customers based on the value of their Fund shares is likely to provide the shareholders with valuable services and to benefit the Fund by promoting shareholder retention and reduced redemptions. The board of trustees therefore determined that it would benefit the Fund to have monies available for the direct distribution and service activities of CFS, as the Funds’ distributor, in promoting the continuous sale of the Funds’ shares. The board of trustees, including the non-interested trustees, concluded, in the exercise of their reasonable business judgment and in light of their fiduciary duties, that there is a reasonable likelihood that the Plan will benefit the Funds and their shareholders.

The Plan has been approved by the board of trustees, including all of the trustees who are non-interested persons as defined in the 1940 Act. The substance of the Plan has also been approved by the vote of a majority of the outstanding shares of each Fund. The Plan must be reviewed annually by the board of trustees and may be continued from year to year by vote of the board, including a majority of the trustees who are non-interested persons of the Funds and who have no direct or indirect financial interest in the Plan’s operation (“non-interested trustees”), cast in person at a meeting called for that purpose. It is also required that the selection and nomination of non-interested trustees be done by non-interested trustees. The Plan may be terminated at any time, without any penalty, by such trustees, by any act that terminates the distribution agreement between the Trust and CFS, or, as to the Fund, by vote of a majority of the Fund’s outstanding shares.

The Plan may not be amended as to any class of shares of any Fund to increase materially the amount spent for distribution or service expenses or in any other material way without approval by a majority of the outstanding shares of the affected class, and all such material amendments to the Plan must also be approved by the non-interested trustees, in person, at a meeting called for the purpose of voting on any such amendment.

CFS is required to report in writing to the board of trustees at least quarterly on the amounts and purpose of any payments made under the Plan and any distribution or service agreement, as well as to furnish the board with such other information as may reasonably be requested to enable the board to make an informed determination of whether the Plan should be continued.

During the fiscal year ended October 31, 2013, payments to CFS and affiliates and broker-dealers pursuant to the Plan were made as indicated below. As of October 31, 2013 the Emerging Market Equity Fund had not commenced operations.

	Convertible Fund	Growth & Income Fund		Market Neutral Fund	Growth Fund	Global Growth & Income Fund	High Income Fund	Opportunistic Value Fund	Focus Growth Fund	International Growth Fund	Global Equity Fund	Total Return Bond Fund	Evolving World Growth	Discovery Growth	Long/ Short Fund	Dividend Growth Fund	Mid Cap Growth Fund	Total
Payments to CFS
Class A	34,971	58,783		10,752	230,262	3,634	7,830	681	1,127	11,761	2,344	4,392	257	29,247	23	—	—	396,064
Class B	93,053	501,234	(1)	79,789	857,995	98,896	33,533	8,467	8,666	60,147	19,667	54,119	10,922	12,657	—	—	—	1,839,143
Class C	33,105	372,672		259,844	422,788	54,086	22,159	7,289	4,460	175,782	146,672	24,097	131,721	15,776	831	238	258	1,671,778
Class R	1,281	4,670		1,818	10,166	1,255	889	524	638	3,937	9,382	6,809	6,907	6,169	40	—	—	54,485
Payments to affiliated broker-dealers:
Class A	1,287,693	4,300,734		3,016,597	6,172,612	628,187	512,054	155,010	57,403	1,071,638	355,452	289,916	352,639	33,445	2,611	11,638	1,515	18,249,142
Class B	30,575	166,329		26,508	282,287	32,743	11,170	2,463	2,862	19,831	6,957	14,042	5,801	2,060	—	—	—	603,628
Class C	3,364,803	11,138,753		2,384,615	10,799,131	1,980,820	371,709	40,365	93,275	494,168	179,813	332,064	134,768	7,090	213	137	—	31,321,723
Class R	14,420	112,228		22,544	59,272	11,187	633	31	299	82,703	29,813	3,013	1,242	1,716	166	119	122	339,507

[1]	Excludes amounts reimbursed to the fund totaling $287,523 for the twelve months ending 10/31/13

During the fiscal year ended October 31, 2013, payments were made under the Plan on behalf of the indicated Funds for expenses associated with advertising, printing and mailing of prospectuses to prospective shareholders, and sales personnel compensation as indicated below. As of October 31, 2013 the Emerging Market Equity Fund had not commenced operations.

	Convertible Fund	Growth & Income Fund	Market Neutral Fund	Growth Fund	Global Growth & Income Fund	High Income Fund	Opportunistic Value Fund	Focus Growth Fund	International Growth Fund	Global Equity Fund	Total Return Bond Fund	Evolving World Growth	Discovery Growth	Long/ Short Fund	Dividend Growth Fund	Mid Cap Growth Fund	Total
Expenses:
Class A
Printed Materials	11,466	66,197	87,266	129,004	11,972	4,778	2,787	1,542	17,190	4,962	2,741	4,467	1,005	32	6	11	345,424
Sales & Marketing	479,119	1,248,774	3,212,775	2,305,310	304,200	364,225	341,425	197,475	1,065,143	670,901	195,615	553,538	186,706	90,016	122,386	76,752	11,414,358
Total	490,585	1,314,970	3,300,041	2,434,313	316,171	369,003	344,212	199,017	1,082,332	675,863	198,355	558,005	187,712	90,048	122,391	76,762	11,759,782
Class B
Printed Materials	1,060	6,639	752	16,069	2,010	546	587	405	2,315	724	839	314	202	—	—	—	32,462
Sales & Marketing	130,304	177,196	126,772	256,375	137,187	125,096	125,401	123,847	139,365	126,483	127,451	123,132	122,197	—	—	—	1,840,805
Total	131,364	183,835	127,524	272,443	139,197	125,642	125,988	124,252	141,680	127,207	128,289	123,446	122,399	—	—	—	1,873,266
Class C
Printed Materials	5,318	31,017	5,662	47,914	5,880	1,718	913	762	4,782	1,517	1,239	1,759	350	17	5	2	108,857
Sales & Marketing	230,516	506,950	426,451	689,542	190,816	139,976	138,877	129,344	205,327	173,809	132,407	205,182	133,281	55,534	27,265	27,293	3,412,570
Total	235,834	537,967	432,113	737,457	196,696	141,695	139,790	130,106	210,109	175,326	133,646	206,941	133,632	55,551	27,269	27,296	3,521,427
Class R
Printed Materials	417	989	382	979	305	29	13	30	778	308	50	126	12	3	1	1	4,423
Sales & Marketing	151,891	282,149	200,546	226,134	140,798	122,581	121,144	124,893	405,723	278,661	134,686	145,271	150,682	56,548	30,503	30,503	2,602,713
Total	152,308	283,138	200,928	227,113	141,103	122,610	121,157	124,923	406,501	278,969	134,736	145,397	150,694	56,551	30,504	30,504	2,607,136

[1]	Excludes amounts reimbursed to the fund totaling $287,523 for the twelve months ending 10/31/13

DISTRIBUTOR

CFS, a broker-dealer, serves as principal underwriter and distributor for the Funds, subject to change by a majority of the “non- interested” trustees at any time. CFS is located at 2020 Calamos Court, Naperville, Illinois 60563-1493. CFS is an indirect subsidiary of Calamos Asset Management, Inc. CFS is responsible for all purchases, sales, redemptions and other transfers of shares of the Funds without any charge to the Funds except the fees paid to CFS under the Plan and distribution agreement. CFS is also responsible for all expenses incurred in connection with its performance of services for the Funds, including, but not limited to, personnel, office space and equipment, telephone, postage and stationery expenses. CFS receives commissions from sales of shares of the Funds that are not expenses of the Funds but represent sales commissions added to the net asset value of shares purchased from the Funds. See “How can I buy shares?” in the prospectus. See “Portfolio Transactions.” As of October 31, 2013 the Emerging Market Equity Fund had not commenced operations. CFS received and retained commissions on the sale of shares of each of the Funds as shown below during the indicated periods:

DESCRIPTION	YEAR ENDED 10/31/13	YEAR ENDED 10/31/12	YEAR ENDED 10/31/11
Growth Fund
Commissions received	611,746	1,323,012	2,179,363
Commissions retained	117,754	240,385	393,629
Opportunistic Value Fund
Commissions received	68,991	16,291	8,974
Commissions retained	10,964	2,815	1,833
Focus Growth Fund
Commissions received	19,158	34,311	25,485
Commissions retained	3,807	5,950	4,318
Discovery Growth
Commissions received	25,801	72,703	92,737
Commissions retained	4,876	13,270	16,922
Dividend Growth(1)
Commissions received	476	N/A	N/A
Commissions retained	76	N/A	N/A
Mid Cap Growth(1)
Commissions received	—	N/A	N/A
Commissions retained	—	N/A	N/A
International Growth Fund
Commissions received	181,310	351,889	291,466
Commissions retained	25,722	58,240	51,497
Evolving World Growth Fund
Commissions received	226,296	203,785	255,037
Commissions retained	38,396	32,170	44,432
Global Equity Fund
Commissions received	149,965	420,620	112,220
Commissions retained	26,055	66,199	19,598
Growth and Income Fund
Commissions received	473,783	1,586,646	3,810,506
Commissions retained	85,087	268,350	655,222
Global Growth and Income Fund
Commissions received	73,398	135,604	617,308
Commissions retained	12,686	24,231	105,728

Convertible Fund
Commissions received	174,459	3,983	231,329
Commissions retained	29,024	820	34,921
Total Return Bond Fund
Commissions received	17,276	73,246	71,049
Commissions retained	3,949	15,483	17,263
High Income Fund
Commissions received	55,381	193,734	121,263
Commissions retained	9,947	30,577	22,087
Market Neutral Income Fund
Commissions received	689,984	142,472	321,255
Commissions retained	108,865	23,017	51,839
Long/Short Fund(2)
Commissions received	3,801	N/A	N/A
Commissions retained	608	N/A	N/A

(1)	Dividend Growth Fund and Mid Cap Growth Fund commenced operations on August 5, 2013.
(2)	Long/Short Fund commenced operations on June 3, 2013.

The sales charges on sales of Class A shares of each Fund other than Total Return Bond Fund (except when waived as described below under “Share Classes and Pricing of Shares — Sales Charge Waiver”) and concessions reallowed to dealers at the time of purchase are as follows:

	SALES CHARGE PAID BY INVESTOR ON PURCHASE OF CLASS A SHARES
	AS A % OF NET AMOUNT INVESTED	AS A % OF OFFERING PRICE	% OF OFFERING PRICE RETAINED BY SELLING DEALER
Less than $50,000	4.99%	4.75%	4.00%
$50,000 but less than $100,000	4.44	4.25	3.50
$100,000 but less than $250,000	3.63	3.50	2.75
$250,000 but less than $500,000	2.56	2.50	2.00
$500,000 but less than $1,000,000	2.04	2.00	1.60
$1,000,000 or more*	None	None	None

The sales charges on sales of Class A shares of Total Return Bond Fund (except when waived as described below under “Share

Classes and Pricing of Shares — Sales Charge Waiver”) and concessions reallowed to dealers at the time of purchase are as follows:

	SALES CHARGE PAID BY INVESTOR ON PURCHASE OF CLASS A SHARES
	AS A % OF NET AMOUNT INVESTED	AS A % OF OFFERING PRICE	% OF OFFERING PRICE RETAINED BY SELLING DEALER
Less than $50,000	3.90%	3.75%	3.00%
$50,000 but less than $100,000	3.36	3.25	2.50
$100,000 but less than $250,000	2.56	2.50	1.75
$250,000 but less than $500,000	1.52	1.50	1.00
$500,000 but less than $1,000,000	1.01	1.00	0.60
$1,000,000 or more*	None	None	None

*	On an investment of $1,000,000 to $4 million, CFS from its own resources pays the selling dealer a commission of 1.00% of the amount of the investment, 0.50% on investments between $4,000,000 to $25 million and 0.25% on investments greater than $25 million. On an investment of $1,000,000 or more without a sales charge, you may pay a contingent deferred sales charge of 1.00% on shares that are sold within two years after purchase, excluding shares purchased from the reinvestment of dividends or capital gains distributions.

Each Fund receives the entire net asset value of all of its shares sold. CFS, the Funds’ principal underwriter, retains the sales charge on sales of Class A shares from which it allows discounts from the applicable public offering price to investment dealers. The normal discount to dealers is set forth in the table above. Upon notice to all dealers with whom it has sales agreements, CFS may allow up to the full applicable sales charge, as shown in the above table, during periods and for transactions specified in such notice and such reallowances may be based upon attainment of minimum sales levels. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the Securities Act. CFS retains the entire amount of any deferred sales charge on Class C shares redeemed within one year of purchase. CFS may from time to time conduct promotional campaigns in which incentives would be offered to dealers meeting or exceeding stated target sales of shares of a Fund. The cost of any such promotional campaign, including any incentives offered, would be borne entirely by CFS and would have no effect on either the public offering price of Fund shares or the percentage of the public offering price retained by the selling dealer.

CFS compensates firms for sales of Class B shares at the time of sale at a commission rate of up to 4.00% of the amount of Class B shares purchased, except on purchases of Total Return Bond Fund. CFS compensates firms for sales of Total Return Bond Fund Class B shares at the time of sale at a commission rate of up to 3.00% of the amount of Class B shares purchased. CFS is compensated by each Fund for services as distributor and principal underwriter for Class B shares. Class B shares of a Fund will automatically convert to Class A shares of the same Fund eight years after issuance on the basis of the relative net asset value per share. The purpose of the conversion feature is to relieve holders of Class B shares from the 12b-1 fee when they have been outstanding long enough for CFS to have been compensated for distribution related expenses. For purposes of conversion to Class A shares, shares purchased through the reinvestment of dividends and other distributions paid with respect to Class B shares in a shareholder’s Fund account will be converted to Class A shares on a pro rata basis.

CFS has the exclusive right to distribute shares of the Funds through affiliated and unaffiliated dealers on a continuous basis. The obligation of CFS is an agency or “best efforts” arrangement, which does not obligate CFS to sell any stated number of shares.

In connection with the exchange privilege (described in the prospectus under “How can I buy shares? — By exchange”), CFS acts as a service organization for the Fidelity Institutional Money Market-Prime Money Market Portfolio (the “Portfolio”). CFS receives compensation from the Portfolio, through the Portfolio’s 12b-1 Plan, for distribution services provided to the Portfolio.

OTHER COMPENSATION TO INTERMEDIARIES

CAL, CFS and their affiliates are currently subject to supplemental compensation payment requests by certain securities broker- dealers, banks or other intermediaries, including third party administrators of qualified plans (each an “Intermediary”) whose customers have purchased Fund shares. In their discretion, CAL, CFS or their affiliates may make payments to an Intermediary for various purposes. These payments do not increase the amount paid by you or the Funds, as they are paid from the legitimate profits from these entities in what is generally referred to as “revenue sharing.”

Revenue sharing payments are generally a percentage of the account’s average annual net assets. CAL and CFS may make these payments to an Intermediary for various purposes, including to help defray costs incurred by the Intermediary to educate financial advisers about the Funds so they can make recommendations and provide services that are suitable and meet shareholder needs, to access the Intermediary’s representatives, to provide marketing support and other specified services. To the extent that the funds do not pay for these costs directly, CAL and CFS may also make payments to certain financial intermediaries for administrative services such as record keeping, sub-accounting for shareholder accounts, client account maintenance support, statement preparation, transaction processing, payment of ticket charges per purchase or exchange order placed by a financial intermediary, payment of networking fees in connection with certain mutual fund trading systems, or one-time payments for services such as setting up funds on a intermediary’s mutual fund trading system.

These payments may provide Intermediaries with an incentive to favor shares of the Funds over sales of shares of other mutual funds or non-mutual fund investments. These payments may influence the Intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your Intermediary’s website for more information. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares and you should discuss this matter with your Intermediary and its representatives. The Funds may utilize an Intermediary that offers and sells shares of the Funds to execute portfolio transactions for the Funds. The Funds, Calamos Advisors and CFS do not consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds.

PORTFOLIO TRANSACTIONS

Calamos Advisors is responsible for decisions to buy and sell securities for the Funds, the selection of brokers and dealers to effect the transactions and the negotiation of prices and any brokerage commissions on such transactions.

Portfolio transactions on behalf of the Funds effected on stock exchanges involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price the Funds pay usually includes an undisclosed dealer commission or mark-up. For securities purchased in an underwritten offering, the price the Funds pay includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

In executing portfolio transactions, Calamos Advisors uses its best efforts to obtain for the Funds the most favorable combination of price and execution available. In seeking the most favorable combination of price and execution, Calamos Advisors considers all factors it deems relevant, including price, the size of the transaction, the nature of the market for the security, the amount of commission, the timing of the transaction taking into account market prices and trends, the execution capability of the broker- dealer and the quality of service rendered by the broker-dealer in other transactions.

In allocating the Funds’ portfolio brokerage transactions to unaffiliated broker-dealers, Calamos Advisors may take into consideration the research, analytical, statistical and other information and services provided by the broker-dealer, such as general economic reports and information, reports or analyses of particular companies or industry groups, market timing and technical information, and the availability of the brokerage firm’s analysts for consultation. Although Calamos Advisors believes these services have substantial value, they are considered supplemental to Calamos Advisors’ own efforts in performing its duties under the Management Agreement.

Calamos Advisors does not guarantee any broker the placement of a predetermined amount of securities transactions in return for the research or brokerage services it provides. Calamos Advisors does, however, have internal procedures for allocating transactions in a manner consistent with its execution policies to brokers that it has identified as providing research, research-related products or services, or execution-related services of a particular benefit to its clients. Calamos Advisors has entered into client commission agreements (“CCAs”) with certain broker-dealers under which the broker-dealers may use a portion of their commissions to pay third parties or other broker-dealers that provide Calamos Advisors with research or brokerage services, as permitted under Section 28(e) of the Exchange Act. CCAs allow Calamos Advisors to direct broker-dealers to pool commissions that are generated from orders executed at that broker-dealer, and then periodically direct the broker-dealer to pay third parties or other broker-dealers for research or brokerage services. All uses of CCAs by Calamos Advisors are subject to applicable law and their best execution obligations. Brokerage and research products and services furnished by brokers may be used in servicing any or all of the clients of Calamos Advisors and such research may not necessarily be used by Calamos Advisors in connection with the accounts which paid commissions to the broker providing such brokerage and research products and services.

As permitted by Section 28(e) of the 1934 Act, Calamos Advisors may pay a broker-dealer that provides brokerage and research services an amount of commission for effecting a securities transaction for a Fund in excess of the commission that another broker- dealer would have charged for effecting that transaction if Calamos Advisors believes the amount to be reasonable in relation to the value of the overall quality of the brokerage and research services provided. Other clients of Calamos Advisors may indirectly benefit from the availability of these services to Calamos Advisors, and the Funds may indirectly benefit from services available to Calamos Advisors as a result of research services received by Calamos Advisors through transactions for other clients. In addition, Calamos Advisors may execute portfolio transactions for the Funds, to the extent permitted by law, through broker-dealers affiliated with the Funds, Calamos Advisors, CFS, or other broker-dealers distributing shares of the Funds if it reasonably believes that the combination of price and execution is at least as favorable as with unaffiliated broker-dealers, and in such transactions any such broker-dealer would receive brokerage commissions paid by the Funds.

In certain cases, Calamos Advisors may obtain products or services from a broker that have both research and non-research uses. Examples of non-research uses are administrative and marketing functions. These are referred to as “mixed use” products. In each case, Calamos Advisors makes a good faith effort to determine the proportion of such products or services that may be used for research and non-research purposes. That determination is based upon the time spent by Calamos Advisors personnel for research and non-research uses. The portion of the costs of such products or services attributable to research usage may be defrayed by Calamos Advisors through brokerage commissions generated by transactions of its clients, including the Funds. Calamos Advisors pays the provider in cash for the non-research portion of its use of these products or services.

For the periods presented below, Calamos Advisors did not execute trades through CFS, its affiliated broker-dealer. As of October 31, 2013 the Emerging Market Equity Fund had not commenced operations. For the periods indicated, the following table shows the amount of aggregate commissions related to those transactions executed through unaffiliated broker-dealers.

Description	Aggregate Commissions
Growth Fund
Year Ended 10/31/13	$4,277,743
Year Ended 10/31/12	4,223,547
Year Ended 10/31/11	7,069,259
Opportunistic Value Fund
Year Ended 10/31/13	$499,544
Year Ended 10/31/12	133,494
Year Ended 10/31/11	18,732
Focus Growth Fund
Year Ended 10/31/13	$38,161
Year Ended 10/31/12	25,739
Year Ended 10/31/11	33,366
Discovery Growth Fund
Year Ended 10/31/13	$109,249
Year Ended 10/31/12	77,101
Year Ended 10/31/11	56,725
Dividend Growth Fund[1]
Year Ended 10/31/13	$29,902
Year Ended 10/31/12	N/A
Year Ended 10/31/11	N/A
Mid Cap Growth Fund[1]
Year Ended 10/31/13	$4,819
Year Ended 10/31/12	N/A
Year Ended 10/31/11	N/A
International Growth Fund
Year Ended 10/31/13	$1,432,307
Year Ended 10/31/12	979,205
Year Ended 10/31/11	473,284
Evolving World Growth Fund
Year Ended 10/31/13	$711,794
Year Ended 10/31/12	339,986
Year Ended 10/31/11	185,821
Emerging Market Equity Fund[2]
Year Ended 10/31/13	N/A
Year Ended 10/31/12	N/A
Year Ended 10/31/11	N/A
Global Equity Fund
Year Ended 10/31/13	$373,297
Year Ended 10/31/12	228,294
Year Ended 10/31/11	81,687
Growth and Income Fund
Year Ended 10/31/13	$1,611,586
Year Ended 10/31/12	1,418,219
Year Ended 10/31/11	1,826,809
Global Growth and Income Fund
Year Ended 10/31/13	$726,988
Year Ended 10/31/12	757,444
Year Ended 10/31/11	875,800
Convertible Fund

Year Ended 10/31/13	$509,111
Year Ended 10/31/12	748,562
Year Ended 10/31/11	1,507,162
Total Return Bond Fund
Year Ended 10/31/13	$1
Year Ended 10/31/12	N/A
Year Ended 10/31/11	N/A
High Income Fund
Year Ended 10/31/13	$2,043
Year Ended 10/31/12	3,471
Year Ended 10/31/11	5,863
Market Neutral Income Fund
Year Ended 10/31/13	$2,133,163
Year Ended 10/31/12	1,187,222
Year Ended 10/31/11	1,622,221
Long/Short Fund[3]
Year Ended 10/31/13	$76,605
Year Ended 10/31/12	N/A
Year Ended 10/31/11	N/A

1	Dividend Growth Fund and Mid Cap Growth Fund commenced operations on August 5, 2013.
2	Emerging Market Equity Fund commenced operations on December 31, 2103.
3	Long/Short Fund commenced operations on June 3, 2013.

The following table shows the brokerage commissions paid by each Fund to brokers who furnished research services to the Fund or Calamos Advisors, and the aggregate dollar amounts involved in those transactions, during the period indicated. As of October 31, 2013 the Emerging Market Equity Fund had not commenced operations.

	FISCAL YEAR ENDED OCTOBER 31, 2013
	COMMISSIONS PAID FOR RESEARCH	PERCENTAGE OF AGGREGATE COMMISSIONS
Growth Fund	$1,292,764	30.2%
Opportunistic Value Fund	$83,674	16.8%
Focus Growth Fund	$15,828	41.5%
Discovery Growth Fund	$46,365	42.4%
Dividend Growth Fund	$7,982	26.7%
Mid Cap Growth Fund	$2,448	50.8%
International Growth Fund	$226,526	15.8%
Evolving World Growth Fund	$82,356	11.6%
Emerging Market Equity Fund	$—	0.0%
Global Equity Fund	$83,410	22.3%
Growth and Income Fund	$306,549	19.0%
Global Growth and Income Fund	$131,024	18.0%
Convertible Fund	$43,812	8.6%
Total Return Bond Fund	$—	0.0%
High Income Fund	$371	18.2%
Market Neutral Income Fund	$471,149	22.1%
Long/Short Fund	$7,098	9.3%

SHARE CLASSES AND PRICING OF SHARES

Purchases and redemptions are discussed in the prospectus under the headings “How can I buy shares?” and “How can I sell (redeem) shares?” All of that information is incorporated herein by reference.

SALES CHARGE WAIVER

In addition to the sales charge waivers enumerated in the prospectus, dividends and distributions paid on shares of a Fund will be reinvested in shares of the same class of that Fund at net asset value (without the payment of any sales charge) unless you elect to receive dividends and distributions in cash. Additionally, proceeds of shares redeemed by a Fund within the previous 60 days also may be reinvested in shares of the same class of that Fund at net asset value without the payment of any sales charge. In order to take advantage of this sales charge waiver, you, or your broker-dealer or other sales agent, must submit your intent, in writing, with your purchase. In addition, if the amount of reinvestment is less than the amount of redemption, the sales charge waiver shall be pro-rated accordingly.

CONTINGENT DEFERRED SALES CHARGE

The contingent deferred sales charge (“CDSC”) is computed on the lesser of the redemption price or purchase price, excluding amounts not subject to the charge. The following example illustrates the operation of the CDSC:

Assume that an individual opens an account and makes a purchase payment of $10,000 for 1,000 Class B shares of a Fund (at $10 per share) and that six months later the value of the investor’s account for that Fund has grown through investment performance to $11,000 ($11 per share). If the investor should redeem $2,200 (200 shares), a CDSC would be applied against $2,000 of the redemption (the purchase price of the shares redeemed, because the purchase price is lower than the current net asset value of such shares ($2,200)). At the rate of 5.00%, the Class B CDSC would be $100. For shares of Total Return Bond Fund only, at the rate of 3.50%, the Class B CDSC would be $70.

The CDSC for Class B and Class C shares will be waived: (a) in the event of the total disability (as evidenced by a determination by the Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed, (b) in the event of the death of the shareholder (including a registered joint owner), (c) for redemptions made pursuant to a systematic withdrawal plan, including any Individual Retirement Account (“IRA”) systematic withdrawal based on the shareholder’s life expectancy including, but not limited to, substantially equal periodic payments described in Code Section 72(t)(2)(iv) prior to age 59 1/2, and (d) for redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder’s Calamos IRA accounts).

LETTER OF INTENT

You may reduce the sales charges you pay on the purchase of Class A shares by making investments pursuant to a letter of intent. The applicable sales charge then is based upon the indicated amount intended to be invested during a thirteen-month period together with any other Class A shares already owned. Any shares purchased within 90 days of the date you sign the letter of intent may be used as credit toward completion, but the reduced sales charge will only apply to purchases made on or after that date. During the term of the letter of intent, shares representing up to 5% of the indicated amount will be held in escrow. Shares held in escrow have full dividend and voting privileges. The escrowed shares will be released when the full amount indicated has been purchased. If the full indicated amount is not purchased during the term of the letter of intent, you will be required to pay CFS an amount equal to the difference between the dollar amount of the sales charges actually paid and the amount of the sales charges that you would have paid on your aggregate purchase if the total of such purchases had been made at a single time, and CFS reserves the right to redeem shares from your account if necessary to satisfy that obligation. A letter of intent does not obligate you to buy or a Fund to sell the indicated amount of the shares but you should read it carefully before signing. Additional information is contained in the letter of intent included in the application.

REDEMPTION IN KIND

The Funds have elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which they are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of a Fund during any 90-day period for any one shareholder. Redemptions in excess of these amounts will normally be paid in cash, but may be paid wholly or partly by a distribution in kind of securities.

PURCHASE IN KIND

You may, under certain circumstances, purchase shares of a Fund with other securities that you presently own (an “in-kind purchase”). Any in-kind purchase would be subject to approval by the Trust, and would be subject to the Trust’s in-kind purchase procedures then in effect. These procedures presently require any consideration used in an in-kind purchase to be comprised of (a) securities that are held in the Fund’s portfolio, or (b) securities that are not currently held in the portfolio but that are eligible for purchase by the Fund (consistent with the Fund’s investment objectives and restrictions), have been approved for investment by the Fund’s portfolio manager and have readily available market quotations. Should the Trust approve your purchase of a Fund’s shares with securities, the Trust would follow its in-kind purchase procedures and would value the securities tendered in payment (determined as of the next close of regular session trading on the New York Stock Exchange after receipt of the purchase order) pursuant to the Trust’s valuation procedures as then in effect, and you would receive the number of Fund shares having a net asset value on the purchase date equal to the aggregate value of the securities tendered. Such in-kind purchases may result in the recognition of gain or loss for federal income tax purposes on the securities transferred to the Fund.

CERTAIN REDEMPTIONS AND REINVESTMENTS

Calamos Advisors and its affiliates have investments in certain of the Funds. From time to time, Calamos Advisors or an affiliate may, for tax purposes, redeem a portion of its Fund holdings, reinvesting in shares of the same Fund shortly thereafter. These transactions are subject to the Funds’ excessive trading policies and procedures and will only be consummated if they are determined not to be disruptive to the management of the Fund under those procedures.

NET ASSET VALUE

Each Fund’s share price, or NAV, is determined as of the close of regular session trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern Time) each day that the NYSE is open. The NYSE is regularly closed on New Year’s Day, the third Monday in January and February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving and Christmas.

The NAV per share for each class of Fund shares is calculated in accordance with Rule 22c-1 of the 1940 Act by dividing the pro rata share of the value of all of the securities and other assets of the Fund allocable to that class of Fund shares, less the liabilities allocable to that class, by the number of shares of the class outstanding. When shares are purchased or sold, the order is processed at the next NAV (plus any applicable sales charge) that is calculated on a day when the NYSE is open for trading, after receiving a purchase or sale order. Because the Funds may invest in securities that are primarily listed on foreign exchanges and trade on days when the Funds do not price their shares, a Fund’s NAV may change on days when shareholders will not be able to purchase or redeem the Fund’s shares. If shares are purchased or sold through a broker-dealer, it is the responsibility of that broker-dealer to transmit those orders to the Funds’ transfer agent so such orders will be received in a timely manner.

A purchase or sale order typically is accepted when the Fund’s transfer agent or an intermediary has received a completed application or appropriate instruction along with the intended investment, if applicable, and any other required documentation.

VALUATION PROCEDURES

The valuation of the Funds’ portfolio securities is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees. Securities for which market quotations are readily available will be valued using the market value of those securities. Securities for which market quotations are not readily available will be fair valued in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees. The method by which a security may be fair valued will depend on the type of security and the circumstances under which the security is being fair valued.

Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time the Fund determines its NAV. Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV.

When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed-income securities and certain convertible preferred securities are generally traded in the over-the-counter market and are valued by independent pricing services or by dealers who make markets in such securities. Valuations of such fixed income securities and certain convertible preferred securities consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the NYSE is open. Each security trading on these exchanges or over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the respective Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the respective Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees. Each Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

TAXATION

The following summarizes certain additional federal income tax considerations generally affecting the Funds and their shareholders. The discussion is for general information only and does not purport to consider all aspects of U.S. federal income taxation that might be relevant to beneficial owners of shares of the Funds. The discussion is based upon current provisions of the Code, existing regulations promulgated thereunder, and administrative and judicial interpretations thereof, all of which are subject to change, which change could be retroactive. The discussion applies only to beneficial owners of Fund shares in whose hands such shares are capital assets within the meaning of Section 1221 of the Code, and may not apply to certain types of beneficial owners of shares (such as insurance companies, tax exempt organizations, and broker-dealers) who may be subject to special rules. Persons who may be subject to tax in more than one country should consult the provisions of any applicable tax treaty to determine the potential tax consequences to them. Prospective investors should consult their own tax advisers with regard to the federal tax consequences of the purchase, ownership and disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction. The discussion here and in the prospectus is not intended as a substitute for careful tax planning.

Each Fund intends to qualify annually and elect to be treated as a regulated investment company under the Code. To qualify as a regulated investment company, each Fund generally must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, net income from certain “qualified publicly traded partnerships,” or other income derived with respect to its business of investing in such stock, securities or currencies (“Qualifying Income Test”); (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the value of the Fund’s assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses or one or more “qualified publicly traded partnerships;” and (c) distribute each taxable year the sum of (i) at least 90% of its investment company taxable income (which includes dividends, interest and net short-term capital gains in excess of any net long-term capital losses) and (ii) 90% of its tax exempt interest, net of expenses allocable thereto. The Treasury Department is authorized to promulgate regulations under which gains from foreign currencies (and options, futures, and forward contracts on foreign currency) would constitute qualifying income for purposes of the Qualifying Income Test only if such gains are directly related to investing in securities. To date, such regulations have not been issued.

If a Fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as taxable dividends. Some portions of such distributions may be eligible for the dividends received deduction in the case of corporate shareholders and reduced rates of taxation on qualified dividend income in the case of individuals. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment. The remainder of this discussion assumes that each Fund will qualify as a regulated investment company.

As a regulated investment company, a Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (any net long-term capital gains in excess of the sum of net short-term capital losses and capital loss carryovers from prior years) reported by the Fund as capital gain dividends, if any, that it distributes to shareholders on a timely basis. Each Fund intends to distribute to its shareholders, at least annually, all or substantially all of its investment company taxable income and any net capital gains. In addition, amounts not distributed by a Fund on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To avoid the tax, a Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses (and adjusted for certain ordinary losses) for the twelve month period ending on October 31, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. A distribution will be treated as paid on December 31 of the calendar year if it is declared by a Fund in October, November, or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders (other than those not subject to federal income tax) in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To avoid application of the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement.

DISTRIBUTIONS

Dividends and distributions of a Fund, whether received in shares or cash, generally are taxable and must be reported on each shareholder’s federal income tax return. Dividends paid out of a Fund’s investment company taxable income will be taxable to a U.S. shareholder as ordinary income. Distributions received by tax-exempt shareholders will not be subject to federal income tax to the extent permitted under the applicable tax exemption. In years when a Fund distributes amounts in excess of its earnings and profits, such distributions may be treated in part as a return of capital. A return of capital is not taxable to a shareholder and has the effect of reducing the shareholder’s basis in the shares.

A portion of the dividends paid by certain Funds may qualify for the dividends received deduction available to corporate shareholders under Section 243 of the Code or the reduced rates of taxation under Section 1(h)(11) of the Code that apply to “qualified dividend income” received by noncorporate shareholders. Distributions of net capital gains, if any, reported as capital gain dividends, are taxable as long-term capital gains, regardless of how long the shareholder has held a Fund’s shares and are not eligible for the dividends received deduction. Any distributions that are not from a Fund’s investment company taxable income or net realized capital gains may be characterized as a return of capital to shareholders or, in some cases, as capital gain. The tax treatment of dividends and distributions will be the same whether a shareholder reinvests them in additional shares or elects to receive them in cash.

A Fund that invests in shares of other investment companies (“underlying funds”) will not be able to offset gains realized by one underlying fund in which the Fund invests against losses realized by another underlying fund in which the Fund invests. A Fund’s use of the fund-of-funds structure could therefore affect the amount, timing and character of distributions to shareholders.

SALES OF SHARES

Upon the disposition of shares of a Fund (whether by redemption, sale or exchange), a shareholder may realize a gain or loss. Such gain or loss will be capital gain or loss if the shares are capital assets in the shareholder’s hands, and will be long-term or short- term generally depending upon the shareholder’s holding period for the shares. Any loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder with respect to such shares.

Depending on the factors relating to a Fund’s ownership in an underlying fund both before and after a redemption, a Fund’s redemption of shares of such underlying fund may cause the Fund to be treated as not receiving capital gain income on the amount by which the distribution exceeds the Fund’s tax basis in the shares of the underlying fund, but instead to be treated as receiving a taxable dividend on the full amount of the distribution. This could cause shareholders of a Fund that invests in underlying funds to recognize higher amounts of ordinary income than if the shareholders had held the shares of the underlying funds directly. Redemptions of shares in an underlying fund could also cause additional distributable gains to shareholders.

MEDICARE TAX ON CERTAIN INVESTMENT INCOME

Certain noncorporate taxpayers are subject to an additional tax of 3.8% with respect to the lesser of (1) their “net investment income” or (2) the excess of their “modified adjusted gross income” over a threshold amount ($250,000 for married persons filing jointly and $200,000 for single taxpayers). For this purpose, “net investment income” includes interest, dividends (including dividends paid with respect to shares), annuities, royalties, rent, net gain attributable to the disposition of property not held in a trade or business (including net gain from the sale, exchange or other taxable disposition of shares) and certain other income, but will be reduced by any deductions properly allocable to such income or net gain.

BACKUP WITHHOLDING

A Fund may be required to withhold up to 28% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal tax liability.

OPTIONS, FUTURES AND FORWARD CONTRACTS, AND SWAP AGREEMENTS OR DERIVATIVES

Some of the options, futures contracts, forward contracts, and swap agreements used by the Funds may be “section 1256 contracts.” Any gains or losses on section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, section 1256 contracts held by a Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss.

Generally, the hedging transactions and certain other transactions in options, futures and forward contracts undertaken by a Fund, may result in “straddles” for U.S. federal income tax purposes. In some cases, the straddle rules also could apply in connection with swap agreements. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of transactions in options, futures, forward contracts, and swap agreements are not entirely clear. The transactions may increase the amount of short-term capital gain, which is taxed as ordinary income when distributed to shareholders.

A Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.

Rules governing the tax aspects of swap agreements and other derivative instruments are in a developing stage and are not entirely clear in certain respects. Accordingly, while the Funds intend to account for such transactions in a manner they deem to be appropriate, the Internal Revenue Service might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be affected. Calamos Advisors intends to monitor developments in this area. Certain requirements that must be met under the Code in order for a Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in swap agreements and other derivative instruments.

The qualifying income and diversification requirements applicable to a Fund’s assets may limit the extent to which a Fund will be able to engage in transactions in options, futures contracts, forward contracts, swap agreements, and other derivative instruments.

SHORT SALES

Certain Funds may make short sales of securities. Short sales may increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to shareholders.

PASSIVE FOREIGN INVESTMENT COMPANIES

Certain Funds may invest in the stock of foreign corporations which may be classified under the Code as passive foreign investment companies (“PFICs”). In general, a foreign corporation is classified as a PFIC for a taxable year if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. If a Fund receives a so-called “excess distribution” with respect to PFIC stock, the Fund itself may be subject to tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to stockholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC stock. A Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC stock are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

A Fund may be eligible to elect alternative tax treatment with respect to PFIC stock. Under an election that currently is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. Alternatively, another election may be available that would involve marking to market a Fund’s PFIC shares at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of PFIC shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income with respect to such shares in prior years. If this election were made, tax at the Fund level under the PFIC rules would generally be eliminated, but the Fund could, in limited circumstances, incur nondeductible interest charges. A Fund’s intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC shares.

Because the application of the PFIC rules may affect, among other things, the character of gains and the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, and may subject a Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to shareholders and will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not invest in PFIC shares.

FOREIGN CURRENCY TRANSACTIONS

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain other instruments, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as “section 988” gains or losses, may increase or decrease the amount of a Fund’s investment company taxable income to be distributed to its shareholders as ordinary income.

FOREIGN TAXATION

Income received by the Funds from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. In addition, the Funds intend to minimize foreign taxation in cases where it is deemed prudent to do so. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, such Fund will be eligible to elect to “pass-through” to the Fund’s shareholders the amount of foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign taxes paid by the Fund, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his taxable income or to use it (subject to limitations) as a foreign tax credit against his or her U.S. federal income tax liability. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the Fund’s taxable year if the foreign taxes paid by the Fund will “pass-through” for that year.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder’s U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Fund’s income will flow through to shareholders. With respect to such Funds, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. The foreign tax credit can be used to offset only 90% of the revised alternative minimum tax imposed on corporations and individuals and foreign taxes generally are not deductible in computing alternative minimum taxable income.

ORIGINAL ISSUE DISCOUNT AND MARKET DISCOUNT

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporate debt securities may be treated as a dividend for Federal income tax purposes.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Market discount generally accrues in equal daily installments. A Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by a Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, the Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

A Fund generally will be required to distribute dividends to shareholders representing discount on debt securities that is currently includable in income, even though cash representing such income may not have been received by the Fund. Cash to pay such dividends may be obtained from sales proceeds of securities held by the Fund.

CONSTRUCTIVE SALES

Certain rules may affect the timing and character of gain if a Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If a Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund’s holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund’s holding period and the application of various loss deferral provisions of the Code.

NON-U.S. SHAREHOLDERS

Withholding of Income Tax on Dividends: Under U.S. federal tax law, dividends paid on shares beneficially held by a person who is a “foreign person” within the meaning of the Code, are, in general, subject to withholding of U.S. federal income tax at a rate of 30% of the gross dividend, which may, in some cases, be reduced by an applicable tax treaty. However, if a beneficial holder who is a foreign person has a permanent establishment in the United States, and the shares held by such beneficial holder are effectively connected with such permanent establishment and, in addition, the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates. Distributions of long-term net realized capital gains will not be subject to withholding of U.S. federal income tax.

Under current law, for taxable years beginning before January 1, 2014, a Fund is generally able to report certain distributions to foreign persons as being derived from certain net interest income or net short-term capital gains and such distributions will generally not be subject to U.S. tax withholding. It should be noted that the provision does not eliminate all withholding on distributions by Funds to foreign investors. Distributions that are derived from any dividends on corporate stock or from ordinary income other than U.S. source interest would still be subject to withholding. Foreign currency gains, foreign source interest, and ordinary income from swaps or investments in PFICs would still be subject to withholding when distributed to foreign investors. There can be no assurance as to the amount of distributions that would not be subject to withholding when paid to foreign persons.

Under legislation known as “FATCA” (the Foreign Account Tax Compliance Act), each Fund will be required to withhold 30% of the ordinary dividends it pays after June 30, 2014, and the gross proceeds of share redemptions and certain capital gain dividends it pays after December 31, 2016, to shareholders that fail to meet prescribed information reporting or certification requirements. Non-U.S. investors should consult their own tax advisers regarding the impact of these requirements on their investment in the Fund.

Income Tax on Sale of a Fund’s shares: Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of such shares unless (i) the shares in question are effectively connected with a permanent establishment in the United States of the beneficial holder and such gain is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met.

State and Local Tax: A beneficial holder of shares who is a foreign person may be subject to state and local tax in addition to the federal tax on income referred above.

The availability of reduced U.S. taxation pursuant to any applicable treaties depends upon compliance with established procedures for claiming the benefits thereof and may further, in some circumstances, depend upon making a satisfactory demonstration to U.S. tax authorities that a foreign investor qualifies as a foreign person under U.S. domestic tax law and such treaties.

OTHER TAXATION

Distributions also may be subject to additional state, local and foreign taxes, depending on each shareholder’s particular situation. Under the laws of various states, distributions of investment company taxable income generally are taxable to shareholders even though all or a substantial portion of such distributions may be derived from interest on certain federal obligations which, if the interest were received directly by a resident of such state, would be exempt from such state’s income tax (“qualifying federal obligations”). However, some states may exempt all or a portion of such distributions from income tax to the extent the shareholder is able to establish that the distribution is derived from qualifying federal obligations. Moreover, for state income tax purposes, interest on some federal obligations generally is not exempt from taxation, whether received directly by a shareholder or through distributions of investment company taxable income (for example, interest on FNMA Certificates and GNMA Certificates). Each Fund will provide information annually to shareholders indicating the amount and percentage of a Fund’s dividend distribution which is attributable to interest on federal obligations, and will indicate to the extent possible from what types of federal obligations such dividends are derived. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

Legislation passed by Congress in 2008 requires the Fund (or its administrative agent) to report to the IRS and furnish to Fund shareholders the cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after that date. In addition to the present law requirement to report the gross proceeds from the sale of Fund shares, the Fund will also be required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. For each sale of Fund shares the Fund will permit Fund shareholders to elect from among several IRS-accepted cost basis methods, including average cost. In the absence of an election, the Fund will use the average cost method as a default cost basis method for the Fund’s direct shareholders. Shareholders who purchased Fund shares through a broker or other intermediary should contact that broker or intermediary regarding the applicable default method, or other electable method, as these methods may vary. The cost basis method elected by a Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting law applies to them. The current law requirement to report only the gross proceeds from the sale of Fund shares will continue to apply to all Fund shares acquired through December 31, 2011, and sold on and after that date.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

The following table shows the only persons known to own beneficially (as determined in accordance with Rule 13d-3 under the 1934 Act) 5% or more of the outstanding shares of any Fund at January 31, 2014.

CALAMOS GROWTH FUND CLASS A

REGISTRATION	ACCOUNT SHARE BALANCE PERCENT OF TOTAL SHRS
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF CUST 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR NEW YORK NY 10281-1003	5,468,060.1720 11.78%
PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0001	4,817,200.0990 10.38%
FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST ST LOUIS MO 63103-2523	4,495,758.6290 9.69%
UBS WM USA 0O0 11011 6100 OMNI ACCOUNT M/F ATTN: DEPARTMENT MANAGER 499 WASHINGTON BLVD FL 9 JERSEY CITY NJ 07310-2055	3,903,291.5820 8.41%
CHARLES SCHWAB CO REINVEST ACCOUNT 211 MAIN ST SAN FRANCISCO CA 94105-1905	3,493,114.1440 7.53%

MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR JERSEY CITY NJ 07311	3,175,270.1040 6.84%
JP MORGAN CLEARING CORP OMNI ACCT FOR EXCLUSIVE BENEFIT OF CUSTOMERS 3 CHASE METROTECH CENTER 3RD FLOOR MUTUAL FUND DEPARTMENT BROOKLYN NY 11245-0001	3,070,937.3830 6.62%

CALAMOS GROWTH FUND CLASS B

REGISTRATION	ACCOUNT SHARE BALANCE PERCENT OF TOTAL SHRS
FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST ST LOUIS MO 63103-2523	376,192.8730 22.78%
PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0001	221,043.9270 13.39%
MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR JERSEY CITY NJ 07311	187,686.8830 11.37%

MERRILL LYNCH & CO., INC	135,177.8520
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS ATTN FUND ADMIN-97HC5	8.19%
4800 DEER LAKE DR E FL 2
JACKSONVILLE FL 32246-6484
NATIONAL FINANCIAL SERVICES LLC	124,833.6260
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	7.56%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003

CALAMOS GROWTH FUND CLASS C

REGISTRATION	ACCOUNT SHARE BALANCE PERCENT OF TOTAL SHRS
MERRILL LYNCH & CO., INC	5,475,026.9140
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS ATTN FUND ADMIN—97B60	20.10%
4800 DEER LAKE DR E 2ND FLOOR
JACKSONVILLE FL 32246-6484
MORGAN STANLEY SMITH BARNEY	5,345,571.8010
HARBORSIDE FINANCIAL CENTER
PLAZA 2 3RD FLOOR	19.63%
JERSEY CITY NJ 07311

FIRST CLEARING LLC	3,953,866.3380
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	14.52%
2801 MARKET ST
ST LOUIS MO 63103-2523
PERSHING LLC	2,608,526.8810
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001	9.58%
UBS WM USA	2,277,458.4230
0O0 11011 6100
OMNI ACCOUNT M/F	8.36%
ATTN: DEPARTMENT MANAGER
499 WASHINGTON BLVD FL 9
JERSEY CITY NJ 07310-2055
RAYMOND JAMES	1,563,585.8010
OMNIBUS FOR MUTUAL FUNDS
HOUSE ACCT FIRM 92500015	5.74%
ATTN: COURTNEY WALLER
880 CARILLON PKWY
ST PETERSBURG FL 33716-1100
NATIONAL FINANCIAL SERVICES LLC	1,419,278.6290
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	5.21%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003

CALAMOS GROWTH FUND CLASS I

REGISTRATION	ACCOUNT SHARE BALANCE PERCENT OF TOTAL SHRS
NATIONAL FINANCIAL SERVICES LLC	5,315,454.6780
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	34.19%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003
FIRST CLEARING LLC	2,913,932.1220
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	18.74%
2801 MARKET ST
ST LOUIS MO 63103-2523
MORGAN STANLEY SMITH BARNEY	1,890,009.7800
HARBORSIDE FINANCIAL CENTER
PLAZA 2 3RD FLOOR	12.16%
JERSEY CITY NJ 07311
MERRILL LYNCH & CO., INC	1,387,981.9620
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS	8.93%
4800 DEER LAKE DR E FL 97HC3
JACKSONVILLE FL 32246-6484

CALAMOS GROWTH FUND CLASS R

REGISTRATION	ACCOUNT SHARE BALANCE PERCENT OF TOTAL SHRS
STATE STREET CORPORATION CUST	68,302.1750
FBO ADP ACCESS
1 LINCOLN ST	30.09%
BOSTON MA 02111-2901
ATTN NPIO TRADE DESK	16,444.6240
DCGT AS TTEE AND/OR CUST
FBO PRINCIPAL FINANCIAL GROUP QUALI	7.25%
FIED FIA OMNIBUS
711 HIGH ST
DES MOINES IA 50392-0001
MERRILL LYNCH & CO., INC	13,542.3910
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS	5.97%
4800 DEER LAKE DR E FL 97HC3
JACKSONVILLE FL 32246-6484
PERSHING LLC	11,640.1060
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001	5.13%

CALAMOS OPPORTUNISTIC VALUE FUND CLASS A

REGISTRATION	ACCOUNT SHARE BALANCE PERCENT OF TOTAL SHRS
NATIONAL FINANCIAL SERVICES LLC	2,948,211.3320
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	55.05%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003
CHARLES SCHWAB & CO INC	621,034.2470
SPECIAL CUSTODY ACCT FOR
BEAR STEARNS CUSTOMERS	11.60%
ATTN: MUTUAL FUNDS
211 MAIN ST
SAN FRANCISCO CA 94105-1905
FIRST CLEARING LLC	385,741.0130
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	7.20%
2801 MARKET ST
ST LOUIS MO 63103-2523
UBS WM USA	356,257.1560
0O0 11011 6100
OMNI ACCOUNT M/F	6.65%
ATTN: DEPARTMENT MANAGER
499 WASHINGTON BLVD FL 9
JERSEY CITY NJ 07310-2055
PERSHING LLC	292,412.2940
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001	5.46%

CALAMOS OPPORTUNISTIC VALUE FUND CLASS B

REGISTRATION	ACCOUNT SHARE BALANCE PERCENT OF TOTAL SHRS
NATIONAL FINANCIAL SERVICES LLC	14,691.6960
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	21.13%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003

FIRST CLEARING LLC	10,333.7200
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	14.86%
2801 MARKET ST
ST LOUIS MO 63103-2523
EDWARD D JONES & CO	5,865.9060
FOR THE BENEFIT OF CUSTOMERS
12555 MANCHESTER RD	8.44%
SAINT LOUIS MO 63131-3729
PERSHING LLC	4,430.3540
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001	6.37%

CALAMOS OPPORTUNISTIC VALUE FUND CLASS C

REGISTRATION	ACCOUNT SHARE BALANCE PERCENT OF TOTAL SHRS
LPL FINANCIAL	124,002.5870
FBO CUSTOMER ACCOUNTS
ATTN MUTUAL FUND OPERATIONS	16.43%
PO BOX 509046
SAN DIEGO CA 92150-9046
MORGAN STANLEY SMITH BARNEY	121,093.2930
HARBORSIDE FINANCIAL CENTER
PLAZA 2 3RD FLOOR	16.05%
JERSEY CITY NJ 07311
FIRST CLEARING LLC	110,396.7250
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	14.63%
2801 MARKET ST
ST LOUIS MO 63103-2523
MERRILL LYNCH & CO., INC	99,222.4920
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS ATTN FUND ADMIN-97HC6	13.15%
4800 DEER LAKE DR E 2ND FLOOR
JACKSONVILLE FL 32246-6484
UBS WM USA	59,053.9290
0O0 11011 6100
OMNI ACCOUNT M/F	7.83%
ATTN: DEPARTMENT MANAGER
499 WASHINGTON BLVD FL 9
JERSEY CITY NJ 07310-2055

CALAMOS OPPORTUNISTIC VALUE FUND CLASS I

REGISTRATION	ACCOUNT SHARE BALANCE PERCENT OF TOTAL SHRS
NATIONAL FINANCIAL SERVICES LLC	574,361.2960
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	32.03%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003
GREAT-WEST TRUST COMPANY LLC TTEE C	438,859.1980
CALAMOS PROFIT SHARING 401K
8515 E ORCHARD RD 2T2	24.47%
GREENWOOD VILLAGE CO 80111-5002
MORGAN STANLEY SMITH BARNEY	192,421.2620
HARBORSIDE FINANCIAL CENTER
PLAZA 2 3RD FLOOR	10.73%
JERSEY CITY NJ 07311
LPL FINANCIAL	188,116.6760
A/C 1000-0005
9785 TOWNE CENTRE DR	10.49%
SAN DIEGO CA 92121-1968
MERRILL LYNCH & CO., INC	124,400.4640
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS	6.94%
4800 DEER LAKE DR E FL 97HC3
JACKSONVILLE FL 32246-6484
CALAMOS FINANCIAL SERVICES	121,442.3610
FBO WESTON W MARSH
2020 CALAMOS CT	6.77%
NAPERVILLE IL 60563-2787

CALAMOS OPPORTUNISTIC VALUE FUND CLASS R

REGISTRATION	ACCOUNT SHARE BALANCE PERCENT OF TOTAL SHRS
CALAMOS INVESTMENTS LLC	8,956.2120
ATTN CORPORATE ACCOUNTING
2020 CALAMOS CT	96.45%
NAPERVILLE IL 60563-2787

CALAMOS FOCUS GROWTH FUND CLASS A

REGISTRATION	ACCOUNT SHARE BALANCE PERCENT OF TOTAL SHRS
NATIONAL FINANCIAL SERVICES LLC	874,982.5640
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	49.14%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003
CHARLES SCHWAB CO	152,641.6730
REINVEST ACCOUNT
211 MAIN ST	8.57%
SAN FRANCISCO CA 94105-1905
UBS WM USA	120,076.7900
0O0 11011 6100
OMNI ACCOUNT M/F	6.74%
ATTN: DEPARTMENT MANAGER
499 WASHINGTON BLVD FL 9
JERSEY CITY NJ 07310-2055
FIRST CLEARING LLC	108,669.5140
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	6.10%
2801 MARKET ST
ST LOUIS MO 63103-2523

CALAMOS FOCUS GROWTH FUND CLASS B

REGISTRATION	ACCOUNT SHARE BALANCE PERCENT OF TOTAL SHRS
FIRST CLEARING LLC	9,956.8250
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	23.30%
2801 MARKET ST
ST LOUIS MO 63103-2523
PERSHING LLC	6,069.8810
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001	14.20%

MERRILL LYNCH & CO., INC	3,853.8090
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS	9.02%
4800 DEER LAKE DR E FL 97HC3
JACKSONVILLE FL 32246-6484
LPL FINANCIAL	3,680.5470
FBO CUSTOMER ACCOUNTS
ATTN MUTUAL FUND OPERATIONS	8.61%
PO BOX 509046
SAN DIEGO CA 92150-9046
CALAMOS FOCUS GROWTH FUND CLASS C

REGISTRATION	ACCOUNT SHARE BALANCE PERCENT OF TOTAL SHRS
MERRILL LYNCH & CO., INC	278,451.3600
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS	32.64%
4800 DEER LAKE DR E FL 97HC3
JACKSONVILLE FL 32246-6484
FIRST CLEARING LLC	113,006.8820
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	13.25%
2801 MARKET ST
ST LOUIS MO 63103-2523
MORGAN STANLEY SMITH BARNEY	101,957.1120
HARBORSIDE FINANCIAL CENTER
PLAZA 2 3RD FLOOR	11.95%
JERSEY CITY NJ 07311
LPL FINANCIAL	88,976.7710
FBO CUSTOMER ACCOUNTS
ATTN MUTUAL FUND OPERATIONS	10.43%
PO BOX 509046
SAN DIEGO CA 92150-9046
STIFEL NICOLAUS & CO INC	59,165.5390
EXCLUSIVE BENEFIT OF CUSTOMERS
501 NORTH BROADWAY	6.94%
ST LOUIS MO 63102-2188

UBS WM USA	45,739.3530
0O0 11011 6100
OMNI ACCOUNT M/F	5.36%
ATTN: DEPARTMENT MANAGER
499 WASHINGTON BLVD FL 9
JERSEY CITY NJ 07310-2055

CALAMOS FOCUS GROWTH FUND CLASS I

REGISTRATION	ACCOUNT SHARE BALANCE PERCENT OF TOTAL SHRS
NATIONAL FINANCIAL SERVICES LLC	1,465,473.3450
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	85.51%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003
GREAT-WEST TRUST COMPANY LLC TTEE C	91,592.7640
CALAMOS PROFIT SHARING 401K
8515 E ORCHARD RD 2T2	5.34%
GREENWOOD VILLAGE CO 80111-5002

CALAMOS FOCUS GROWTH FUND CLASS R

REGISTRATION	ACCOUNT SHARE BALANCE PERCENT OF TOTAL SHRS
CALAMOS INVESTMENTS LLC	8,410.9550
ATTN CORPORATE ACCOUNTING
2020 CALAMOS CT	70.27%
NAPERVILLE IL 60563-2787
MERRILL LYNCH & CO., INC	2,105.1340
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS	17.59%
4800 DEER LAKE DR E FL 97HC3
JACKSONVILLE FL 32246-6484

CALAMOS DISCOVERY GROWTH FUND CLASS A

REGISTRATION	ACCOUNT SHARE BALANCE PERCENT OF TOTAL SHRS
CALAMOS INVESTMENTS LLC	821,323.8550
ATTN CORPORATE ACCOUNTING
2020 CALAMOS CT	35.08%
NAPERVILLE IL 60563-2787
NATIONAL FINANCIAL SERVICES LLC	669,350.2440
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	28.59%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003
CALAMOS FINANCIAL SERVICES LLC	349,052.6970
2020 CALAMOS CT OFC
NAPERVILLE IL 60563-2796	14.91%
RAYMOND JAMES	120,701.6210
OMNIBUS FOR MUTUAL FUNDS
HOUSE ACCT FIRM 92500015	5.16%
ATTN: COURTNEY WALLER
880 CARILLON PKWY
ST PETERSBURG FL 33716-1100

CALAMOS DISCOVERY GROWTH FUND CLASS B

REGISTRATION	ACCOUNT SHARE BALANCE PERCENT OF TOTAL SHRS
CALAMOS INVESTMENTS LLC	116,031.8640
ATTN CORPORATE ACCOUNTING
2020 CALAMOS CT	89.84%
NAPERVILLE IL 60563-2787

CALAMOS DISCOVERY GROWTH FUND CLASS C

REGISTRATION	ACCOUNT SHARE BALANCE PERCENT OF TOTAL SHRS
CALAMOS INVESTMENTS LLC	118,042.1300
ATTN CORPORATE ACCOUNTING
2020 CALAMOS CT	54.04%
NAPERVILLE IL 60563-2787

RAYMOND JAMES	29,410.6160
OMNIBUS FOR MUTUAL FUNDS
HOUSE ACCT FIRM 92500015	13.47%
ATTN: COURTNEY WALLER
880 CARILLON PKWY
ST PETERSBURG FL 33716-1100
FIRST CLEARING LLC	16,807.1290
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	7.69%
2801 MARKET ST
ST LOUIS MO 63103-2523

CALAMOS DISCOVERY GROWTH FUND CLASS I

REGISTRATION	ACCOUNT SHARE BALANCE PERCENT OF TOTAL SHRS
NATIONAL FINANCIAL SERVICES LLC	281,410.5610
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	36.37%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003
CALAMOS INVESTMENTS LLC	230,685.2920
ATTN CORPORATE ACCOUNTING
2020 CALAMOS CT	29.82%
NAPERVILLE IL 60563-2787
GREAT-WEST TRUST COMPANY LLC TTEE C	195,852.0720
CALAMOS PROFIT SHARING 401K
8515 E ORCHARD RD 2T2	25.31%
GREENWOOD VILLAGE CO 80111-5002

CALAMOS DISCOVERY GROWTH FUND CLASS R

REGISTRATION	ACCOUNT SHARE BALANCE PERCENT OF TOTAL SHRS
CALAMOS INVESTMENTS LLC	115,806.0510
ATTN CORPORATE ACCOUNTING
2020 CALAMOS CT	86.77%
NAPERVILLE IL 60563-2787
NATIONAL FINANCIAL SERVICES LLC	17,660.4930
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	13.23%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003

CALAMOS DIVIDEND GROWTH FUND CLASS A

REGISTRATION	ACCOUNT SHARE BALANCE PERCENT OF TOTAL SHRS
NATIONAL FINANCIAL SERVICES LLC	2,298,603.6540
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	90.32%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003
CALAMOS INVESTMENTS LLC	241,091.9100
ATTN CORPORATE ACCOUNTING
2020 CALAMOS CT	9.47%
NAPERVILLE IL 60563-2787

CALAMOS DIVIDEND GROWTH FUND CLASS C

REGISTRATION	ACCOUNT SHARE BALANCE PERCENT OF TOTAL SHRS
PERSHING LLC	11,012.1630
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001	38.78%
CALAMOS INVESTMENTS LLC	10,062.6440
ATTN CORPORATE ACCOUNTING
2020 CALAMOS CT	35.43%
NAPERVILLE IL 60563-2787
IRA COHEN &	3,793.1140
PHYLLIS COHEN JTWROS
C/O ROBERT SAUNDERS	13.36%
241 NORTH AVE WEST
WESTFIELD, NJ 07090
LPL FINANCIAL	2,967.3940
FBO CUSTOMER ACCOUNTS
ATTN MUTUAL FUND OPERATIONS	10.45%
PO BOX 509046
SAN DIEGO CA 92150-9046

CALAMOS DIVIDEND GROWTH FUND CLASS I

REGISTRATION	ACCOUNT SHARE BALANCE PERCENT OF TOTAL SHRS
GREAT-WEST TRUST COMPANY LLC TTEE C	323,029.6280
CALAMOS PROFIT SHARING 401K
8515 E ORCHARD RD 2T2	42.72%
GREENWOOD VILLAGE CO 80111-5002
CALAMOS INVESTMENTS LLC	242,035.2920
ATTN CORPORATE ACCOUNTING
2020 CALAMOS CT	32.01%
NAPERVILLE IL 60563-2787
NATIONAL FINANCIAL SERVICES LLC	163,405.1450
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	21.61%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003

CALAMOS DIVIDEND GROWTH FUND CLASS R

REGISTRATION	ACCOUNT SHARE BALANCE PERCENT OF TOTAL SHRS
CALAMOS INVESTMENTS LLC	10,068.0950
ATTN CORPORATE ACCOUNTING
2020 CALAMOS CT	100.00%
NAPERVILLE IL 60563-2787

CALAMOS MID CAP GROWTH FUND CLASS A

REGISTRATION	ACCOUNT SHARE BALANCE PERCENT OF TOTAL SHRS
NATIONAL FINANCIAL SERVICES LLC	1,722,890.3380
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	87.65%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003
CALAMOS INVESTMENTS LLC	239,129.8220
ATTN CORPORATE ACCOUNTING
2020 CALAMOS CT	12.17%
NAPERVILLE IL 60563-2787

CALAMOS MID CAP GROWTH FUND CLASS C

REGISTRATION	ACCOUNT SHARE BALANCE PERCENT OF TOTAL SHRS
LPL FINANCIAL	22,762.2170
FBO CUSTOMER ACCOUNTS
ATTN MUTUAL FUND OPERATIONS	60.00%
PO BOX 509046
SAN DIEGO CA 92150-9046
CALAMOS INVESTMENTS LLC	10,000.7470
ATTN CORPORATE ACCOUNTING
2020 CALAMOS CT	26.36%
NAPERVILLE IL 60563-2787
IRA COHEN &	3,634.4020
PHYLLIS COHEN JTWROS
C/O ROBERT SAUNDERS	9.58%
241 NORTH AVE WEST
WESTFIELD, NJ 07090

CALAMOS MID CAP GROWTH FUND CLASS I

REGISTRATION	ACCOUNT SHARE BALANCE PERCENT OF TOTAL SHRS
GREAT-WEST TRUST COMPANY LLC TTEE C	311,114.0270
CALAMOS PROFIT SHARING 401K
8515 E ORCHARD RD 2T2	43.22%
GREENWOOD VILLAGE CO 80111-5002

CALAMOS INVESTMENTS LLC	240,143.0300
ATTN CORPORATE ACCOUNTING
2020 CALAMOS CT	33.36%
NAPERVILLE IL 60563-2787
NATIONAL FINANCIAL SERVICES LLC	149,689.9970
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	20.79%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003

CALAMOS MID CAP GROWTH FUND CLASS R

REGISTRATION	ACCOUNT SHARE BALANCE PERCENT OF TOTAL SHRS
CALAMOS INVESTMENTS LLC	10,000.7450
ATTN CORPORATE ACCOUNTING
2020 CALAMOS CT	100.00%
NAPERVILLE IL 60563-2787

CALAMOS INTERNATIONAL GROWTH FUND CLASS A

REGISTRATION	ACCOUNT SHARE BALANCE PERCENT OF TOTAL SHRS
NATIONAL FINANCIAL SERVICES LLC	4,015,928.0310
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	22.15%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003
UBS WM USA	2,975,742.1290
0O0 11011 6100
OMNI ACCOUNT M/F	16.41%
ATTN: DEPARTMENT MANAGER
499 WASHINGTON BLVD FL 9
JERSEY CITY NJ 07310-2055
MERRILL LYNCH & CO., INC	1,806,941.6440
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS	9.97%
4800 DEER LAKE DR E FL 97HC3
JACKSONVILLE FL 32246-6484
PERSHING LLC	1,399,252.8390
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001	7.72%
CHARLES SCHWAB CO	1,239,694.6460
REINVEST ACCOUNT
211 MAIN ST	6.84%
SAN FRANCISCO CA 94105-1905

CALAMOS INTERNATIONAL GROWTH FUND CLASS B

REGISTRATION	ACCOUNT SHARE BALANCE PERCENT OF TOTAL SHRS
MERRILL LYNCH & CO., INC	36,335.1640
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS	12.78%
4800 DEER LAKE DR E FL 97HC3
JACKSONVILLE FL 32246-6484
FIRST CLEARING LLC	31,734.6780
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	11.16%
2801 MARKET ST
ST LOUIS MO 63103-2523

PERSHING LLC	26,111.5970
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001	9.18%
MORGAN STANLEY SMITH BARNEY	25,412.5130
HARBORSIDE FINANCIAL CENTER
PLAZA 2 3RD FLOOR	8.94%
JERSEY CITY NJ 07311
LPL FINANCIAL	19,692.7680
FBO CUSTOMER ACCOUNTS
ATTN MUTUAL FUND OPERATIONS	6.93%
PO BOX 509046
SAN DIEGO CA 92150-9046
NATIONAL FINANCIAL SERVICES LLC	17,490.2640
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	6.15%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003
CHARLES SCHWAB & CO INC	15,709.4360
SPECIAL CUSTODY ACCT FOR
BEAR STEARNS CUSTOMERS	5.52%
ATTN: MUTUAL FUNDS
211 MAIN ST
SAN FRANCISCO CA 94105-1905

CALAMOS INTERNATIONAL GROWTH FUND CLASS C

REGISTRATION	ACCOUNT SHARE BALANCE PERCENT OF TOTAL SHRS
MERRILL LYNCH & CO., INC	634,772.1190
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS	17.72%
4800 DEER LAKE DR E FL 97HC3
JACKSONVILLE FL 32246-6484
MORGAN STANLEY SMITH BARNEY	414,243.9920
HARBORSIDE FINANCIAL CENTER
PLAZA 2 3RD FLOOR	11.56%
JERSEY CITY NJ 07311

FIRST CLEARING LLC	399,551.8380
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	11.15%
2801 MARKET ST
ST LOUIS MO 63103-2523
PERSHING LLC	345,190.1790
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001	9.63%
RAYMOND JAMES	309,926.1490
OMNIBUS FOR MUTUAL FUNDS
HOUSE ACCT FIRM 92500015	8.65%
ATTN: COURTNEY WALLER
880 CARILLON PKWY
ST PETERSBURG FL 33716-1100
UBS WM USA	277,831.0320
0O0 11011 6100
OMNI ACCOUNT M/F	7.75%
ATTN: DEPARTMENT MANAGER
499 WASHINGTON BLVD FL 9
JERSEY CITY NJ 07310-2055
RBC CAPITAL MARKETS CORP FBO	203,686.2010
MUTUAL FUND OMNIBUS PROCESSING
OMNIBUS	5.68%
ATTN MUTUAL FUND OPS MANAGER
510 MARQUETTE AVE S
MINNEAPOLIS MN 55402-1110

CALAMOS INTERNATIONAL GROWTH FUND CLASS I

REGISTRATION	ACCOUNT SHARE BALANCE PERCENT OF TOTAL SHRS
NATIONAL FINANCIAL SERVICES LLC	6,636,575.0160
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	28.88%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003
CHARLES SCHWAB CO	2,365,749.3880
REINVEST ACCOUNT
211 MAIN ST	10.29%
SAN FRANCISCO CA 94105-1905

MERRILL LYNCH & CO., INC	2,336,626.2790
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS	10.17%
4800 DEER LAKE DR E FL 97HC3
JACKSONVILLE FL 32246-6484
FIRST CLEARING LLC	2,262,358.5150
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	9.84%
2801 MARKET ST
ST LOUIS MO 63103-2523
MORGAN STANLEY SMITH BARNEY	1,778,435.8040
HARBORSIDE FINANCIAL CENTER
PLAZA 2 3RD FLOOR	7.74%
JERSEY CITY NJ 07311

CALAMOS INTERNATIONAL GROWTH FUND CLASS R

REGISTRATION	ACCOUNT SHARE BALANCE PERCENT OF TOTAL SHRS
MERRILL LYNCH & CO., INC	244,649.7450
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS	26.05%
4800 DEER LAKE DR E FL 97HC3
JACKSONVILLE FL 32246-6484
ATTN NPIO TRADE DESK	149,859.4810
DCGT AS TTEE AND/OR CUST
FBO PRINCIPAL FINANCIAL GROUP QUALIFIED	15.96%
PRIN ADVTG OMNIBUS
711 HIGH ST
DES MOINES IA 50392-0001
STATE STREET CORPORATION CUST	83,367.2210
FBO ADP ACCESS
1 LINCOLN ST	8.88%
BOSTON MA 02111-2901

STATE STREET BANK	57,136.1300
FBO ADP/MSDW 401(K) PRODUCT
1 LINCOLN ST	6.08%
BOSTON MA 02111-2901
LINCOLN RETIREMENT SERVICES COMPANY	56,331.6240
FBO 403 B PLAN
PO BOX 7876	6.00%
FORT WAYNE IN 46801-7876
FRONTIER TRUST COMPANY FBO	48,340.7130
ENVELOPE FREEDOM HOLDINGS LLC 401
216290	5.15%
P O BOX 10758
FARGO ND 58106-0758

CALAMOS EVOLVING WORLD GROWTH FUND CLASS A

REGISTRATION	ACCOUNT SHARE BALANCE PERCENT OF TOTAL SHRS
NATIONAL FINANCIAL SERVICES LLC	4,084,634.1320
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	30.43%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003
UBS WM USA	2,844,674.5450
0O0 11011 6100
OMNI ACCOUNT M/F	21.20%
ATTN: DEPARTMENT MANAGER
499 WASHINGTON BLVD FL 9
JERSEY CITY NJ 07310-2055
CHARLES SCHWAB & CO INC	1,435,560.7180
SPECIAL CUSTODY ACCT FBO CUSTOMERS
ATTN MUTUAL FUNDS	10.70%
211 MAIN ST
SAN FRANCISCO CA 94105-1905
PERSHING LLC	1,124,928.7300
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001	8.38%
RAYMOND JAMES	982,437.0810
OMNIBUS FOR MUTUAL FUNDS
HOUSE ACCT FIRM 92500015	7.32%
ATTN: COURTNEY WALLER
880 CARILLON PKWY
ST PETERSBURG FL 33716-1100

CALAMOS EVOLVING WORLD GROWTH FUND CLASS B

REGISTRATION	ACCOUNT SHARE BALANCE PERCENT OF TOTAL SHRS
CALAMOS INVESTMENTS LLC	101,544.2770
ATTN CORPORATE ACCOUNTING
2020 CALAMOS CT	80.13%
NAPERVILLE IL 60563-2787
FIRST CLEARING LLC	8,519.7750
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	6.72%
2801 MARKET ST
ST LOUIS MO 63103-2523

CALAMOS EVOLVING WORLD GROWTH FUND CLASS C

REGISTRATION	ACCOUNT SHARE BALANCE PERCENT OF TOTAL SHRS
PERSHING LLC	394,760.4530
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001	13.97%
FIRST CLEARING LLC	390,764.4210
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	13.83%
2801 MARKET ST
ST LOUIS MO 63103-2523
RAYMOND JAMES	361,349.2550
OMNIBUS FOR MUTUAL FUNDS
HOUSE ACCT FIRM 92500015	12.79%
ATTN: COURTNEY WALLER
880 CARILLON PKWY
ST PETERSBURG FL 33716-1100
MORGAN STANLEY SMITH BARNEY	339,266.1120
HARBORSIDE FINANCIAL CENTER
PLAZA 2 3RD FLOOR	12.01%
JERSEY CITY NJ 07311
MERRILL LYNCH & CO., INC	277,130.1060
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS	9.81%
4800 DEER LAKE DR E FL 97HC3
JACKSONVILLE FL 32246-6484
LPL FINANCIAL	226,821.6710
FBO CUSTOMER ACCOUNTS
ATTN MUTUAL FUND OPERATIONS	8.03%
PO BOX 509046
SAN DIEGO CA 92150-9046
UBS WM USA	165,427.0330
0O0 11011 6100
OMNI ACCOUNT M/F	5.86%
ATTN: DEPARTMENT MANAGER
499 WASHINGTON BLVD FL 9
JERSEY CITY NJ 07310-2055

NATIONAL FINANCIAL SERVICES LLC	153,311.4830
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	5.43%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003

CALAMOS EVOLVING WORLD GROWTH FUND CLASS I

REGISTRATION	ACCOUNT SHARE BALANCE PERCENT OF TOTAL SHRS
MORGAN STANLEY SMITH BARNEY	5,222,082.4140
HARBORSIDE FINANCIAL CENTER
PLAZA 2 3RD FLOOR	21.55%
JERSEY CITY NJ 07311
PERSHING LLC	4,490,416.5240
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001	18.53%
MERRILL LYNCH & CO., INC	2,667,489.5880
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS	11.01%
4800 DEER LAKE DR E FL 97HC3
JACKSONVILLE FL 32246-6484
NATIONAL FINANCIAL SERVICES LLC	2,622,678.6990
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	10.82%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003
CHARLES SCHWAB CO	1,903,185.2080
REINVEST ACCOUNT
211 MAIN ST	7.85%
SAN FRANCISCO CA 94105-1905
CALAMOS INVESTMENTS LLC	1,757,178.2660
ATTN CORPORATE ACCOUNTING
2020 CALAMOS CT	7.25%
NAPERVILLE IL 60563-2787

CALAMOS EVOLVING WORLD GROWTH FUND CLASS R

REGISTRATION	ACCOUNT SHARE BALANCE PERCENT OF TOTAL SHRS
CALAMOS INVESTMENTS LLC	102,907.0060
ATTN CORPORATE ACCOUNTING
2020 CALAMOS CT	73.31%
NAPERVILLE IL 60563-2787

CALAMOS EMERGING MARKET EQUITY FUND CLASS A

REGISTRATION	ACCOUNT SHARE BALANCE PERCENT OF TOTAL SHRS
CALAMOS INVESTMENTS LLC	490,000.0000
ATTN CORPORATE ACCOUNTING
2020 CALAMOS CT	98.77%
NAPERVILLE IL 60563-2787

CALAMOS EMERGING MARKET EQUITY FUND CLASS C

REGISTRATION	ACCOUNT SHARE BALANCE PERCENT OF TOTAL SHRS
CALAMOS INVESTMENTS LLC	10,000.0000
ATTN CORPORATE ACCOUNTING
2020 CALAMOS CT	74.14%
NAPERVILLE IL 60563-2787
FIRST CLEARING LLC	3,487.8050
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	25.86%
2801 MARKET ST
ST LOUIS MO 63103-2523

CALAMOS EMERGING MARKET EQUITY FUND CLASS I

REGISTRATION	ACCOUNT SHARE BALANCE PERCENT OF TOTAL SHRS
CALAMOS INVESTMENTS LLC	490,000.0000
ATTN CORPORATE ACCOUNTING
2020 CALAMOS CT	99.79%
NAPERVILLE IL 60563-2787

CALAMOS EMERGING MARKET EQUITY FUND CLASS R

REGISTRATION	ACCOUNT SHARE BALANCE PERCENT OF TOTAL SHRS
CALAMOS INVESTMENTS LLC	10,000.0000
ATTN CORPORATE ACCOUNTING
2020 CALAMOS CT	100.00%
NAPERVILLE IL 60563-2787

CALAMOS GLOBAL EQUITY FUND CLASS A

REGISTRATION	ACCOUNT SHARE BALANCE PERCENT OF TOTAL SHRS
NATIONAL FINANCIAL SERVICES LLC	2,163,957.7990
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	24.71%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003
UMB BANK NA	1,926,562.9200
FIDUCIARY FOR VARIOUS RETIREMENT
PROGRAMS	22.00%
1 SW SECURITY BENEFIT PL
TOPEKA KS 66636-1000
PERSHING LLC	866,667.9620
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001	9.90%
UBS WM USA	516,669.4540
0O0 11011 6100
OMNI ACCOUNT M/F	5.90%
ATTN: DEPARTMENT MANAGER
499 WASHINGTON BLVD FL 9
JERSEY CITY NJ 07310-2055
NATIONWIDE TRUST COMPANY, FSB	498,745.8750
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029	5.70%
COLUMBUS OH 43218-2029
MERRILL LYNCH & CO., INC	486,245.0840
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS	5.55%
4800 DEER LAKE DR E FL 97HC3
JACKSONVILLE FL 32246-6484

CALAMOS GLOBAL EQUITY FUND CLASS B

REGISTRATION	ACCOUNT SHARE BALANCE PERCENT OF TOTAL SHRS
NATIONAL FINANCIAL SERVICES LLC	111,872.0810
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	59.87%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003
PERSHING LLC	15,073.4360
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001	8.07%

CALAMOS GLOBAL EQUITY FUND CLASS C

REGISTRATION	ACCOUNT SHARE BALANCE PERCENT OF TOTAL SHRS
MERRILL LYNCH & CO., INC	535,298.2580
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS	23.42%
4800 DEER LAKE DR E FL 97HC3
JACKSONVILLE FL 32246-6484
PERSHING LLC	294,861.8650
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001	12.90%
FIRST CLEARING LLC	293,281.6130
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	12.83%
2801 MARKET ST
ST LOUIS MO 63103-2523
NATIONAL FINANCIAL SERVICES LLC	235,937.3660
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	10.32%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003
MORGAN STANLEY SMITH BARNEY	214,704.4010
HARBORSIDE FINANCIAL CENTER
PLAZA 2 3RD FLOOR	9.40%
JERSEY CITY NJ 07311
RAYMOND JAMES	198,812.0180
OMNIBUS FOR MUTUAL FUNDS
HOUSE ACCT FIRM 92500015	8.70%
ATTN: COURTNEY WALLER
880 CARILLON PKWY
ST PETERSBURG FL 33716-1100
UBS WM USA	136,837.2250
0O0 11011 6100
OMNI ACCOUNT M/F	5.99%
ATTN: DEPARTMENT MANAGER
499 WASHINGTON BLVD FL 9
JERSEY CITY NJ 07310-2055

CALAMOS GLOBAL EQUITY FUND CLASS I

REGISTRATION	ACCOUNT SHARE BALANCE PERCENT OF TOTAL SHRS
NATIONAL FINANCIAL SERVICES LLC	2,039,296.7460
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	26.20%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003
WELLS FARGO BANK NA FBO	807,454.2440
MMIC—CALAMOS
23880111	10.37%
PO BOX 1533
MINNEAPOLIS MN 55480-1533
RBC CAPITAL MARKETS CORP FBO	602,188.5240
MUTUAL FUND OMNIBUS PROCESSING
OMNIBUS	7.74%
ATTN MUTUAL FUND OPS MANAGER
510 MARQUETTE AVE S
MINNEAPOLIS MN 55402-1110
PERSHING LLC	569,912.1570
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001	7.32%
MERRILL LYNCH & CO., INC	498,727.5330
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS	6.41%
4800 DEER LAKE DR E FL 97HC3
JACKSONVILLE FL 32246-6484

CALAMOS GLOBAL EQUITY FUND CLASS R

REGISTRATION	ACCOUNT SHARE BALANCE PERCENT OF TOTAL SHRS
HARTFORD LIFE INSURANCE COMPANY	349,699.5170
CONCENTRATION ACCOUNT
ATTN: UIT OPERATIONS	54.71%
PO BOX 2999
HARTFORD CT 06104-2999
CALAMOS INVESTMENTS LLC	109,560.7510
ATTN CORPORATE ACCOUNTING
2020 CALAMOS CT	17.14%
NAPERVILLE IL 60563-2787
MERRILL LYNCH & CO., INC	77,495.7600
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS	12.12%
4800 DEER LAKE DR E FL 97HC3
JACKSONVILLE FL 32246-6484

CALAMOS GROWTH AND INCOME FUND CLASS A

REGISTRATION	ACCOUNT SHARE BALANCE PERCENT OF TOTAL SHRS
NATIONAL FINANCIAL SERVICES LLC	5,535,761.6890
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	11.91%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003
PERSHING LLC	5,022,171.5450
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001	10.81%
UBS WM USA	4,554,373.6650
0O0 11011 6100
OMNI ACCOUNT M/F	9.80%
ATTN: DEPARTMENT MANAGER
499 WASHINGTON BLVD FL 9
JERSEY CITY NJ 07310-2055
FIRST CLEARING LLC	3,637,787.9320
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	7.83%
2801 MARKET ST
ST LOUIS MO 63103-2523
MORGAN STANLEY SMITH BARNEY	3,536,027.1620
HARBORSIDE FINANCIAL CENTER
PLAZA 2 3RD FLOOR	7.61%
JERSEY CITY NJ 07311
MERRILL LYNCH & CO., INC	3,246,424.5580
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS ATTN FUND ADMIN-97HC4	6.98%
4800 DEER LAKE DR E 2ND FLOOR
JACKSONVILLE FL 32246-6484
CHARLES SCHWAB CO	2,778,757.4530
REINVEST ACCOUNT
211 MAIN ST	5.98%
SAN FRANCISCO CA 94105-1905
RAYMOND JAMES	2,443,180.1830
OMNIBUS FOR MUTUAL FUNDS
HOUSE ACCT FIRM 92500015	5.26%
ATTN: COURTNEY WALLER
880 CARILLON PKWY
ST PETERSBURG FL 33716-1100

CALAMOS GROWTH AND INCOME FUND CLASS B

REGISTRATION	ACCOUNT SHARE BALANCE PERCENT OF TOTAL SHRS
FIRST CLEARING LLC	208,361.5450
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	18.92%
2801 MARKET ST
ST LOUIS MO 63103-2523
MERRILL LYNCH & CO., INC	167,214.9190
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS ATTN FUND ADMIN-97HC5	15.19%
4800 DEER LAKE DR E FL 2
JACKSONVILLE FL 32246-6484
PERSHING LLC	127,954.3900
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001	11.62%
NATIONAL FINANCIAL SERVICES LLC	95,969.0600
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	8.72%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003
MORGAN STANLEY SMITH BARNEY	82,798.6350
HARBORSIDE FINANCIAL CENTER
PLAZA 2 3RD FLOOR	7.52%
JERSEY CITY NJ 07311

CALAMOS GROWTH AND INCOME FUND CLASS C

REGISTRATION	ACCOUNT SHARE BALANCE PERCENT OF TOTAL SHRS
MERRILL LYNCH & CO., INC	6,684,283.7990
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS ATTN FUND ADMIN- 97KS6	20.84%
4800 DEER LAKE DR E 2ND FLOOR
JACKSONVILLE FL 32246-6484
MORGAN STANLEY SMITH BARNEY	6,276,998.5250
HARBORSIDE FINANCIAL CENTER
PLAZA 2 3RD FLOOR	19.57%
JERSEY CITY NJ 07311
FIRST CLEARING LLC	3,832,214.6910
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	11.95%
2801 MARKET ST
ST LOUIS MO 63103-2523
UBS WM USA	2,908,903.7180
0O0 11011 6100
OMNI ACCOUNT M/F	9.07%
ATTN: DEPARTMENT MANAGER
499 WASHINGTON BLVD FL 9
JERSEY CITY NJ 07310-2055
PERSHING LLC	2,745,744.7930
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001	8.56%
RAYMOND JAMES	2,580,645.0650
OMNIBUS FOR MUTUAL FUNDS
HOUSE ACCT FIRM 92500015	8.05%
ATTN: COURTNEY WALLER
880 CARILLON PKWY
ST PETERSBURG FL 33716-1100

CALAMOS GROWTH AND INCOME FUND CLASS I

REGISTRATION	ACCOUNT SHARE BALANCE PERCENT OF TOTAL SHRS
MORGAN STANLEY SMITH BARNEY	3,891,484.5940
HARBORSIDE FINANCIAL CENTER
PLAZA 2 3RD FLOOR	19.85%
JERSEY CITY NJ 07311
FIRST CLEARING LLC	3,653,587.8850
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	18.63%
2801 MARKET ST
ST LOUIS MO 63103-2523

MERRILL LYNCH & CO., INC	3,314,055.1480
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS	16.90%
4800 DEER LAKE DR E FL 97HC3
JACKSONVILLE FL 32246-6484
CHARLES SCHWAB & CO INC	2,472,474.6420
SPECIAL CUSTODY A/C
FBO CUSTOMERS	12.61%
211 MAIN ST
SAN FRANCISCO CA 94105-1905
NATIONAL FINANCIAL SERVICES LLC	1,974,869.3120
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	10.07%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003

CALAMOS GROWTH AND INCOME FUND CLASS R

REGISTRATION	ACCOUNT SHARE BALANCE PERCENT OF TOTAL SHRS
STATE STREET CORPORATION CUST	284,805.6690
FBO ADP ACCESS
1 LINCOLN ST	46.87%
BOSTON MA 02111-2901
MERRILL LYNCH & CO., INC	77,357.1970
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS	12.73%
4800 DEER LAKE DR E FL 97HC3
JACKSONVILLE FL 32246-6484

CALAMOS GLOBAL GROWTH AND INCOME FUND CLASS A

REGISTRATION	ACCOUNT SHARE BALANCE PERCENT OF TOTAL SHRS
UBS WM USA	2,409,274.2340
0O0 11011 6100
OMNI ACCOUNT M/F	12.62%
ATTN: DEPARTMENT MANAGER
499 WASHINGTON BLVD FL 9
JERSEY CITY NJ 07310-2055
NATIONAL FINANCIAL SERVICES LLC	2,351,985.0180
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	12.32%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003
PERSHING LLC	2,266,738.2310
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001	11.87%
MERRILL LYNCH & CO., INC	1,437,600.7720
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS ATTN FUND ADMIN—97KT2	7.53%
4800 DEER LAKE DR E 2ND FLOOR
JACKSONVILLE FL 32246-6484
FIRST CLEARING LLC	1,401,889.4870
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	7.34%
2801 MARKET ST
ST LOUIS MO 63103-2523
RAYMOND JAMES	1,228,652.6310
OMNIBUS FOR MUTUAL FUNDS
HOUSE ACCT FIRM 92500015	6.44%
ATTN: COURTNEY WALLER
880 CARILLON PKWY
ST PETERSBURG FL 33716-1100
MORGAN STANLEY SMITH BARNEY	1,164,733.8460
HARBORSIDE FINANCIAL CENTER
PLAZA 2 3RD FLOOR	6.10%
JERSEY CITY NJ 07311

LPL FINANCIAL	1,087,230.8970
A/C 1000-0005
9785 TOWNE CENTRE DR	5.69%
SAN DIEGO CA 92121-1968
EDWARD D JONES & CO	1,003,149.2220
FOR THE BENEFIT OF CUSTOMERS
12555 MANCHESTER RD	5.25%
SAINT LOUIS MO 63131-3729

CALAMOS GLOBAL GROWTH AND INCOME FUND CLASS B

REGISTRATION	ACCOUNT SHARE BALANCE PERCENT OF TOTAL SHRS
FIRST CLEARING LLC	213,839.9800
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	23.61%
2801 MARKET ST
ST LOUIS MO 63103-2523
MERRILL LYNCH & CO., INC	112,388.8110
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS ATTN FUND ADMIN-97HC5	12.41%
4800 DEER LAKE DR E FL 2
JACKSONVILLE FL 32246-6484
MORGAN STANLEY SMITH BARNEY	94,772.5540
HARBORSIDE FINANCIAL CENTER
PLAZA 2 3RD FLOOR	10.47%
JERSEY CITY NJ 07311
NATIONAL FINANCIAL SERVICES LLC	88,505.2250
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	9.77%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003
PERSHING LLC	77,600.3920
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001	8.57%

CALAMOS GLOBAL GROWTH AND INCOME FUND CLASS C

REGISTRATION	ACCOUNT SHARE BALANCE PERCENT OF TOTAL SHRS
MERRILL LYNCH & CO., INC	3,956,695.5190
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS ATTN FUND ADMIN- 97KT3	21.07%
4800 DEER LAKE DR E 2ND FLOOR
JACKSONVILLE FL 32246-6484
MORGAN STANLEY SMITH BARNEY	2,962,397.4400
HARBORSIDE FINANCIAL CENTER
PLAZA 2 3RD FLOOR	15.77%
JERSEY CITY NJ 07311
FIRST CLEARING LLC	2,940,752.0880
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	15.66%
2801 MARKET ST
ST LOUIS MO 63103-2523
RAYMOND JAMES	1,758,202.5300
OMNIBUS FOR MUTUAL FUNDS
HOUSE ACCT FIRM 92500015	9.36%
ATTN: COURTNEY WALLER
880 CARILLON PKWY
ST PETERSBURG FL 33716-1100
PERSHING LLC	1,742,821.1290
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001	9.28%
UBS WM USA	1,691,110.3420
0O0 11011 6100
OMNI ACCOUNT M/F	9.00%
ATTN: DEPARTMENT MANAGER
499 WASHINGTON BLVD FL 9
JERSEY CITY NJ 07310-2055

CALAMOS GLOBAL GROWTH AND INCOME FUND CLASS I

REGISTRATION	ACCOUNT SHARE BALANCE PERCENT OF TOTAL SHRS
NATIONAL FINANCIAL SERVICES LLC	6,818,608.7400
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	31.53%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003

FIRST CLEARING LLC	2,748,337.3100
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	12.71%
2801 MARKET ST
ST LOUIS MO 63103-2523
MERRILL LYNCH & CO., INC	2,355,341.3160
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS	10.89%
4800 DEER LAKE DR E FL 97HC3
JACKSONVILLE FL 32246-6484
MORGAN STANLEY SMITH BARNEY	1,858,574.9520
HARBORSIDE FINANCIAL CENTER
PLAZA 2 3RD FLOOR	8.60%
JERSEY CITY NJ 07311
MAC & CO A/C QHPF2001102	1,585,446.7750
MUTUAL FUND OPERATIONS
PO BOX 3198	7.33%
525 WILLIAM PENN PLACE
PITTSBURGH PA 15230-3198
RBC CAPITAL MARKETS CORP FBO	1,343,669.8250
MUTUAL FUND OMNIBUS PROCESSING
OMNIBUS	6.21%
ATTN MUTUAL FUND OPS MANAGER
510 MARQUETTE AVE S
MINNEAPOLIS MN 55402-1110

CALAMOS GLOBAL GROWTH AND INCOME FUND CLASS R

REGISTRATION	ACCOUNT SHARE BALANCE PERCENT OF TOTAL SHRS
FRONTIER TRUST COMPANY FBO	37,725.6740
HYPOWER INC 401 K RETIREMENT PLA
211463	24.55%
PO BOX 10758
FARGO ND 58106-0758
STATE STREET BANK	30,350.5770
FBO ADP/MSDW 401(K) PRODUCT
1 LINCOLN ST	19.75%
BOSTON MA 02111-2901

CALAMOS INVESTMENTS LLC	13,248.1180
ATTN CORPORATE ACCOUNTING
2020 CALAMOS CT	8.62%
NAPERVILLE IL 60563-2787
FRONTIER TRUST COMPANY FBO	9,749.9080
MICHIGAN CITY ANIMAL HOSPITAL PC 4
212090	6.34%
PO BOX 10758
FARGO ND 58106-0758
COUNSEL TRUST DBA MATC FBO	8,672.8870
VITEX PACKAGING INC 401 K
PROFIT SHARING PLAN & TRUST	5.64%
1251 WATERFRONT PLACE SUITE 525
PITTSBURGH PA 15222-4228
MERRILL LYNCH & CO., INC	8,605.0680
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS	5.60%
4800 DEER LAKE DR E FL 97HC3
JACKSONVILLE FL 32246-6484

CALAMOS CONVERTIBLE FUND CLASS A

REGISTRATION	ACCOUNT SHARE BALANCE PERCENT OF TOTAL SHRS
NATIONAL FINANCIAL SERVICES LLC	5,489,006.5590
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	18.94%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003
PERSHING LLC	3,519,817.5690
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001	12.14%
UBS WM USA	3,315,071.6170
0O0 11011 6100
OMNI ACCOUNT M/F	11.44%
ATTN: DEPARTMENT MANAGER
499 WASHINGTON BLVD FL 9
JERSEY CITY NJ 07310-2055
MERRILL LYNCH & CO., INC	2,772,484.1540
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS ATTN FUND ADMIN-97HC5	9.57%
4800 DEER LAKE DR E FL 2
JACKSONVILLE FL 32246-6484
CHARLES SCHWAB CO	2,116,100.0520
REINVEST ACCOUNT
211 MAIN ST	7.30%
SAN FRANCISCO CA 94105-1905
RAYMOND JAMES	1,883,088.4700
OMNIBUS FOR MUTUAL FUNDS
HOUSE ACCT FIRM 92500015	6.50%
ATTN: COURTNEY WALLER
880 CARILLON PKWY
ST PETERSBURG FL 33716-1100
TD AMERITRADE INC FBO	1,660,006.0820
OUR CUSTOMERS
PO BOX 2226	5.73%
OMAHA NE 68103-2226

MORGAN STANLEY SMITH BARNEY	1,644,211.2540
HARBORSIDE FINANCIAL CENTER
PLAZA 2 3RD FLOOR	5.67%
JERSEY CITY NJ 07311
FIRST CLEARING LLC	1,475,593.1640
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	5.09%
2801 MARKET ST
ST LOUIS MO 63103-2523

CALAMOS CONVERTIBLE FUND CLASS B

REGISTRATION	ACCOUNT SHARE BALANCE PERCENT OF TOTAL SHRS
MERRILL LYNCH & CO., INC	163,796.9550
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS ATTN FUND ADMIN-97HC5	33.51%
4800 DEER LAKE DR E FL 2
JACKSONVILLE FL 32246-6484
FIRST CLEARING LLC	54,941.5580
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	11.24%
2801 MARKET ST
ST LOUIS MO 63103-2523
NATIONAL FINANCIAL SERVICES LLC	49,611.3290
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	10.15%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003
PERSHING LLC	41,318.9740
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001	8.45%
MORGAN STANLEY SMITH BARNEY	39,671.8300
HARBORSIDE FINANCIAL CENTER
PLAZA 2 3RD FLOOR	8.12%
JERSEY CITY NJ 07311

CALAMOS CONVERTIBLE FUND CLASS C

REGISTRATION	ACCOUNT SHARE BALANCE PERCENT OF TOTAL SHRS
MERRILL LYNCH & CO., INC	4,806,784.2250
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS ATTN FUND ADMIN—97G09	26.53%
4800 DEER LAKE DR E 2ND FLOOR
JACKSONVILLE FL 32246-6484
MORGAN STANLEY SMITH BARNEY	3,652,520.1390
HARBORSIDE FINANCIAL CENTER
PLAZA 2 3RD FLOOR	20.16%
JERSEY CITY NJ 07311
FIRST CLEARING LLC	2,019,903.9510
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	11.15%
2801 MARKET ST
ST LOUIS MO 63103-2523
PERSHING LLC	1,771,606.7310
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001	9.78%
UBS WM USA	1,458,604.6630
0O0 11011 6100
OMNI ACCOUNT M/F	8.05%
ATTN: DEPARTMENT MANAGER
499 WASHINGTON BLVD FL 9
JERSEY CITY NJ 07310-2055
RAYMOND JAMES	1,435,777.9310
OMNIBUS FOR MUTUAL FUNDS
HOUSE ACCT FIRM 92500015	7.92%
ATTN: COURTNEY WALLER
880 CARILLON PKWY
ST PETERSBURG FL 33716-1100

CALAMOS CONVERTIBLE FUND CLASS I

REGISTRATION	ACCOUNT SHARE BALANCE PERCENT OF TOTAL SHRS
MORGAN STANLEY SMITH BARNEY	5,717,145.4600
HARBORSIDE FINANCIAL CENTER
PLAZA 2 3RD FLOOR	22.27%
JERSEY CITY NJ 07311

CHARLES SCHWAB CO	3,946,917.9050
REINVEST ACCOUNT
211 MAIN ST	15.37%
SAN FRANCISCO CA 94105-1905
MERRILL LYNCH & CO., INC	3,790,243.3020
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS	14.76%
4800 DEER LAKE DR E FL 97HC3
JACKSONVILLE FL 32246-6484
FIRST CLEARING LLC	1,988,980.6240
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	7.75%
2801 MARKET ST
ST LOUIS MO 63103-2523
NATIONAL FINANCIAL SERVICES LLC	1,452,304.6980
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	5.66%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003
MAC & CO A/C KPTF7032052	1,327,294.4290
MUTUAL FUND OPERATIONS
PO BOX 3198	5.17%
525 WILLIAM PENN PLACE
PITTSBURGH PA 15230-3198

CALAMOS CONVERTIBLE FUND CLASS R

REGISTRATION	ACCOUNT SHARE BALANCE PERCENT OF TOTAL SHRS
MERRILL LYNCH & CO., INC	29,496.4880
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS	18.08%
4800 DEER LAKE DR E FL 97HC3
JACKSONVILLE FL 32246-6484
FRONTIER TRUST COMPANY FBO	26,016.3070
KAPLAN MASSAMILLO & ANDREWS LLC 4
210766	15.94%
PO BOX 10758
FARGO ND 58106-0758

PIMS/PRUDENTIAL RETIREMENT	12,441.4260
AS NOMINEE FOR THE TTEE/CUST PL 765
ACME MONACO CORPORATION 401 K	7.62%
PO BOX 264
PLAINVILLE CT 06062-0264
COUNSEL TRUST DBA MATC FBO	9,909.9470
SCHAGRIN GAS COMPANY 401 K PROFIT
SHARING PLAN & TRUST	6.07%
1251 WATERFRONT PL STE 525
PITTSBURGH PA 15222-4228
PERSHING LLC	9,168.9360
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001	5.62%
COUNSEL TRUST DBA MATC FBO	8,781.7270
DIMS ORGANIZING PRINT 401 K
PROFIT SHARING PLAN & TRUST	5.38%
1251 WATERFRONT PLACE SUITE 525
PITTSBURGH PA 15222-4228

CALAMOS TOTAL RETURN BOND FUND CLASS A

REGISTRATION	ACCOUNT SHARE BALANCE PERCENT OF TOTAL SHRS
NATIONAL FINANCIAL SERVICES LLC	4,230,027.0360
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	54.90%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003
TD AMERITRADE INC FBO	1,243,740.0900
OUR CUSTOMERS
PO BOX 2226	16.14%
OMAHA NE 68103-2226

CALAMOS TOTAL RETURN BOND FUND CLASS B

REGISTRATION	ACCOUNT SHARE BALANCE PERCENT OF TOTAL SHRS
CALAMOS INVESTMENTS LLC	124,040.8700
ATTN CORPORATE ACCOUNTING
2020 CALAMOS CT	29.96%
NAPERVILLE IL 60563-2787
MERRILL LYNCH & CO., INC	73,626.9280
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS	17.78%
4800 DEER LAKE DR E FL 97HC3
JACKSONVILLE FL 32246-6484
FIRST CLEARING LLC	72,993.0810
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	17.63%
2801 MARKET ST
ST LOUIS MO 63103-2523
PERSHING LLC	34,829.2430
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001	8.41%

CALAMOS TOTAL RETURN BOND FUND CLASS C

REGISTRATION	ACCOUNT SHARE BALANCE PERCENT OF TOTAL SHRS
MERRILL LYNCH & CO., INC	735,991.6580
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS	35.34%
4800 DEER LAKE DR E FL 97HC3
JACKSONVILLE FL 32246-6484
PERSHING LLC	265,651.8370
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001	12.75%
FIRST CLEARING LLC	228,775.2050
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	10.98%
2801 MARKET ST
ST LOUIS MO 63103-2523
UBS WM USA	198,776.8250
0O0 11011 6100
OMNI ACCOUNT M/F	9.54%
ATTN: DEPARTMENT MANAGER
499 WASHINGTON BLVD FL 9
JERSEY CITY NJ 07310-2055
RAYMOND JAMES	141,953.0530
OMNIBUS FOR MUTUAL FUNDS
HOUSE ACCT FIRM 92500015	6.82%
ATTN: COURTNEY WALLER
880 CARILLON PKWY
ST PETERSBURG FL 33716-1100
NATIONAL FINANCIAL SERVICES LLC	115,607.4550
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	5.55%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003
MORGAN STANLEY SMITH BARNEY	106,029.7250
HARBORSIDE FINANCIAL CENTER
PLAZA 2 3RD FLOOR	5.09%
JERSEY CITY NJ 07311

CALAMOS TOTAL RETURN BOND FUND CLASS I

REGISTRATION	ACCOUNT SHARE BALANCE PERCENT OF TOTAL SHRS
NATIONAL FINANCIAL SERVICES LLC	2,981,283.7810
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	94.48%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003

CALAMOS TOTAL RETURN BOND FUND CLASS R

REGISTRATION	ACCOUNT SHARE BALANCE PERCENT OF TOTAL SHRS
FRONTIER TRUST COMPANY FBO	13,213.3130
THE REIS GROUP 401 K SAVINGS PLAN
208880	51.00%
PO BOX 10758
FARGO ND 58106-0758
FRONTIER TRUST COMPANY FBO	7,967.8490
OMNI WATER CONSULTANTS 401K 196537
PO BOX 10758	30.76%
FARGO ND 58106-0758
GREAT-WEST TRUST COMPANY LLC TTEE F	2,063.1050
EMPLOYEE BENEFITS CLIENTS 401K—FG
8515 E ORCHARD RD 2T2	7.96%
GREENWOOD VILLAGE CO 80111-5002
MID ATLANTIC TRUST COMPANY FBO	1,581.8580
CHARLES HART SEED CO 401 K PROFIT
SHARING PLAN & TRUST	6.11%
1251 WATERFRONT PLACE SUITE 525
PITTSBURGH PA 15222-4228

CALAMOS HIGH INCOME FUND CLASS A

REGISTRATION	ACCOUNT SHARE BALANCE PERCENT OF TOTAL SHRS
WILMINGTON TRUST RISC TTEE FBO	7,309,723.2300
MEBT—UNITIZED MUTUAL FUND ACCOUNT
PO BOX 52129	36.84%
PHOENIX AZ 85072-2129
NATIONAL FINANCIAL SERVICES LLC	6,603,925.4640
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	33.28%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003

CALAMOS HIGH INCOME FUND CLASS B

REGISTRATION	ACCOUNT SHARE BALANCE PERCENT OF TOTAL SHRS
MORGAN STANLEY SMITH BARNEY	71,155.7840
HARBORSIDE FINANCIAL CENTER
PLAZA 2 3RD FLOOR	23.76%
JERSEY CITY NJ 07311
PERSHING LLC	58,984.3410
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001	19.70%
FIRST CLEARING LLC	55,385.9080
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	18.50%
2801 MARKET ST
ST LOUIS MO 63103-2523
MERRILL LYNCH & CO., INC	35,415.5200
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS ATTN FUND ADMIN -9EJB9	11.83%
4800 DEER LAKE DR E FL 2
JACKSONVILLE FL 32246-6484
NATIONAL FINANCIAL SERVICES LLC	15,809.2280
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	5.28%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003

CALAMOS HIGH INCOME FUND CLASS C

REGISTRATION	ACCOUNT SHARE BALANCE PERCENT OF TOTAL SHRS
MERRILL LYNCH & CO., INC	699,561.5900
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS ATTN FUND ADMIN -9EJB9	21.76%
4800 DEER LAKE DR E FL 2
JACKSONVILLE FL 32246-6484
MORGAN STANLEY SMITH BARNEY	497,562.8910
HARBORSIDE FINANCIAL CENTER
PLAZA 2 3RD FLOOR	15.48%
JERSEY CITY NJ 07311
FIRST CLEARING LLC	478,062.9160
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	14.87%
2801 MARKET ST
ST LOUIS MO 63103-2523
RAYMOND JAMES	260,201.6250
OMNIBUS FOR MUTUAL FUNDS
HOUSE ACCT FIRM 92500015	8.10%
ATTN: COURTNEY WALLER
880 CARILLON PKWY
ST PETERSBURG FL 33716-1100
PERSHING LLC	251,716.7570
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001	7.83%
NATIONAL FINANCIAL SERVICES LLC	228,398.7460
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	7.11%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003
UBS WM USA	187,260.3460
0O0 11011 6100
OMNI ACCOUNT M/F	5.83%
ATTN: DEPARTMENT MANAGER
499 WASHINGTON BLVD FL 9
JERSEY CITY NJ 07310-2055

CALAMOS HIGH INCOME FUND CLASS I

REGISTRATION	ACCOUNT SHARE BALANCE PERCENT OF TOTAL SHRS
MORGAN STANLEY SMITH BARNEY	1,003,513.5590
HARBORSIDE FINANCIAL CENTER
PLAZA 2 3RD FLOOR	40.04%
JERSEY CITY NJ 07311
MERRILL LYNCH & CO., INC	430,980.7340
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS	17.19%
4800 DEER LAKE DR E FL 97HC3
JACKSONVILLE FL 32246-6484
NATIONAL FINANCIAL SERVICES LLC	298,860.1420
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	11.92%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003
FIRST CLEARING LLC	236,881.0300
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	9.45%
2801 MARKET ST
ST LOUIS MO 63103-2523
GREAT-WEST TRUST COMPANY LLC TTEE C	198,678.7620
CALAMOS PROFIT SHARING 401K
8515 E ORCHARD RD 2T2	7.93%
GREENWOOD VILLAGE CO 80111-5002
PERSHING LLC	144,652.4800
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001	5.77%

CALAMOS HIGH INCOME FUND CLASS R

REGISTRATION	ACCOUNT SHARE BALANCE PERCENT OF TOTAL SHRS
CALAMOS INVESTMENTS LLC	15,061.9330
ATTN CORPORATE ACCOUNTING
2020 CALAMOS CT	74.47%
NAPERVILLE IL 60563-2787
MERRILL LYNCH & CO., INC	3,530.4220
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS	17.46%
4800 DEER LAKE DR E FL 97HC3
JACKSONVILLE FL 32246-6484
MID ATLANTIC TRUST COMPANY FBO	1,632.1820
BUCHANAN & STURM 401 K PROFIT
SHARING PLAN & TRUST	8.07%
1251 WATERFRONT PLACE SUITE 525
PITTSBURGH PA 15222-4228

CALAMOS MARKET NEUTRAL INCOME FUND CLASS A

REGISTRATION	ACCOUNT SHARE BALANCE PERCENT OF TOTAL SHRS
NATIONAL FINANCIAL SERVICES LLC	26,337,691.7810
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	23.16%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003
UBS WM USA	22,280,166.1540
0O0 11011 6100
OMNI ACCOUNT M/F	19.59%
ATTN: DEPARTMENT MANAGER
499 WASHINGTON BLVD FL 9
JERSEY CITY NJ 07310-2055
CHARLES SCHWAB CO	17,062,058.2720
REINVEST ACCOUNT
211 MAIN ST	15.00%
SAN FRANCISCO CA 94105-1905
MORGAN STANLEY SMITH BARNEY	11,192,892.0900
HARBORSIDE FINANCIAL CENTER
PLAZA 2 3RD FLOOR	9.84%
JERSEY CITY NJ 07311
PERSHING LLC	8,952,688.0350
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001	7.87%

CALAMOS MARKET NEUTRAL INCOME FUND CLASS B

REGISTRATION	ACCOUNT SHARE BALANCE PERCENT OF TOTAL SHRS
MERRILL LYNCH & CO., INC	125,249.3770
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS ATTN FUND ADMIN-97HC5	22.48%
4800 DEER LAKE DR E FL 2
JACKSONVILLE FL 32246-6484
FIRST CLEARING LLC	110,297.3000
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	19.80%
2801 MARKET ST
ST LOUIS MO 63103-2523

MORGAN STANLEY SMITH BARNEY	60,362.5620
HARBORSIDE FINANCIAL CENTER
PLAZA 2 3RD FLOOR	10.83%
JERSEY CITY NJ 07311
UBS WM USA	58,794.6190
0O0 11011 6100
OMNI ACCOUNT M/F	10.55%
ATTN: DEPARTMENT MANAGER
499 WASHINGTON BLVD FL 9
JERSEY CITY NJ 07310-2055
RAYMOND JAMES	29,220.2770
OMNIBUS FOR MUTUAL FUNDS
HOUSE ACCT FIRM 92500015	5.24%
ATTN: COURTNEY WALLER
880 CARILLON PKWY
ST PETERSBURG FL 33716-1100

CALAMOS MARKET NEUTRAL INCOME FUND CLASS C

REGISTRATION	ACCOUNT SHARE BALANCE PERCENT OF TOTAL SHRS
MERRILL LYNCH & CO., INC	5,304,468.2180
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS ATTN FUND ADMIN- 97KS6	22.46%
4800 DEER LAKE DR E 2ND FLOOR
JACKSONVILLE FL 32246-6484
MORGAN STANLEY SMITH BARNEY	4,448,585.5640
HARBORSIDE FINANCIAL CENTER
PLAZA 2 3RD FLOOR	18.83%
JERSEY CITY NJ 07311
UBS WM USA	3,172,194.5560
0O0 11011 6100
OMNI ACCOUNT M/F	13.43%
ATTN: DEPARTMENT MANAGER
499 WASHINGTON BLVD FL 9
JERSEY CITY NJ 07310-2055
FIRST CLEARING LLC	3,033,632.4610
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	12.84%
2801 MARKET ST
ST LOUIS MO 63103-2523

PERSHING LLC	1,635,623.7720
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001	6.92%
NATIONAL FINANCIAL SERVICES LLC	1,205,490.5380
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	5.10%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003

CALAMOS MARKET NEUTRAL INCOME FUND CLASS I

REGISTRATION	ACCOUNT SHARE BALANCE PERCENT OF TOTAL SHRS
MORGAN STANLEY SMITH BARNEY	47,991,816.0180
HARBORSIDE FINANCIAL CENTER
PLAZA 2 3RD FLOOR	34.57%
JERSEY CITY NJ 07311
MERRILL LYNCH & CO., INC	19,597,300.6490
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS ATTN FUND ADMIN-97HC6	14.12%
4800 DEER LAKE DR E 2ND FLOOR
JACKSONVILLE FL 32246-6484
CHARLES SCHWAB CO	16,583,201.2160
REINVEST ACCOUNT
211 MAIN ST	11.95%
SAN FRANCISCO CA 94105-1905
LPL FINANCIAL	11,560,199.3730
A/C 1000-0005
9785 TOWNE CENTRE DR	8.33%
SAN DIEGO CA 92121-1968
FIRST CLEARING LLC	10,678,526.2550
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMER	7.69%
2801 MARKET ST
ST LOUIS MO 63103-2523

CALAMOS MARKET NEUTRAL INCOME CLASS FUND R

REGISTRATION	ACCOUNT SHARE BALANCE PERCENT OF TOTAL SHRS
ATTN NPIO TRADE DESK	83,002.6410
DCGT AS TTEE AND/OR CUST
FBO PRINCIPAL FINANCIAL GROUP QUALI	18.65%
FIED FIA OMNIBUS
711 HIGH ST
DES MOINES IA 50392-0001
MERRILL LYNCH & CO., INC	82,991.9240
FOR THE SOLE BENEFIT OF ITS
CUSTOMERS	18.65%
4800 DEER LAKE DR E FL 97HC3
JACKSONVILLE FL 32246-6484
MG TRUST COMPANY TRUSTEE	59,294.5600
RALEIGH MEDICAL GROUP P. A.
717 17TH ST STE 1300	13.33%
DENVER CO 80202-3304
STATE STREET BANK	25,771.1330
FBO ADP/MSDW 401(K) PRODUCT
1 LINCOLN ST	5.79%
BOSTON MA 02111-2901

CALAMOS LONG/SHORT FUND CLASS A

REGISTRATION	ACCOUNT SHARE BALANCE PERCENT OF TOTAL SHRS
NATIONAL FINANCIAL SERVICES LLC	1,488,699.6620
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	83.30%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003
CALAMOS INVESTMENTS LLC	240,676.2800
ATTN CORPORATE ACCOUNTING
2020 CALAMOS CT	13.47%
NAPERVILLE IL 60563-2787

CALAMOS LONG/SHORT FUND CLASS C

REGISTRATION	ACCOUNT SHARE BALANCE PERCENT OF TOTAL SHRS
PERSHING LLC	44,305.0540
1 PERSHING PLZ
JERSEY CITY NJ 07399-0001	51.31%
NATIONAL FINANCIAL SERVICES LLC	27,696.4160
FOR THE EXCLUSIVE BENEFIT OF CUST
200 LIBERTY STREET	32.08%
ONE WORLD FINANCIAL CENTER
ATTN: MUTUAL FUNDS DEPT, 5TH FLOOR
NEW YORK NY 10281-1003
CALAMOS INVESTMENTS LLC	10,028.2870
ATTN CORPORATE ACCOUNTING
2020 CALAMOS CT	11.61%
NAPERVILLE IL 60563-2787

CALAMOS LONG/SHORT FUND CLASS I

REGISTRATION	ACCOUNT SHARE BALANCE PERCENT OF TOTAL SHRS
CALAMOS ASSET MANAGEMENT INC	2,999,209.9140
ATTN CORPORATE ACCOUNTING
2020 CALAMOS CT	83.36%
NAPERVILLE IL 60563-2796
CALAMOS INVESTMENTS LLC	240,674.9860
ATTN CORPORATE ACCOUNTING
2020 CALAMOS CT	6.69%
NAPERVILLE IL 60563-2787

CALAMOS LONG/SHORT FUND CLASS R

REGISTRATION	ACCOUNT SHARE BALANCE PERCENT OF TOTAL SHRS
CALAMOS INVESTMENTS LLC	10,028.2050
ATTN CORPORATE ACCOUNTING
2020 CALAMOS CT	100.00%
NAPERVILLE IL 60563-2787

At January 31, 2014, the trustees and officers of the Trust as a group owned:

Growth Class I – 2.80%

Value Class I – 21.93%

Focus Growth Class I – 79.17%

Discovery Growth Class I – 27.67%

International Growth Class I – 9.04%

Evolving World Growth Class I – 3.24%

Global Equity Class I – 13.94%

Growth and Income Class I – 1.29%

Global Growth and Income Class I – 19.20%

Total Return Bond Fund Class I – 22.55%

High Income Class A – 4.99%

Dividend Growth Class I – 1.18%

Mid Cap Growth Class I – 1.20%

The trustees and officers as a group owned less than one percent of the outstanding shares of each other class of each Fund.

CUSTODIAN AND TRANSFER AGENT

State Street Bank and Trust Company (“State Street”), 200 Clarendon Street, P.O. Box 9130, Boston, Massachusetts 02117-9130, is the custodian for the assets of each Fund. The custodian is responsible for holding all cash and securities of the Funds, directly or through a book entry system, delivering and receiving payment for securities sold by the Funds, receiving and paying for securities purchased by the Funds, collecting income from investments of the Funds and performing other duties, all as directed by authorized persons of the Trust. The custodian does not exercise any supervisory functions in such matters as the purchase and sale of securities by a Fund, payment of dividends or payment of expenses of a Fund.

U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201, serves as transfer agent and dividend paying agent for each Fund.

FUND ACCOUNTING AND FINANCIAL ACCOUNTING AGENT

Under the arrangements with State Street to provide fund accounting services, State Street provides certain administrative and accounting services including providing daily reconciliation of cash, trades and positions; maintaining general ledger and capital stock accounts; preparing daily trial balance; calculating net asset value; providing selected general ledger reports; preferred share compliance; calculating total returns; and providing monthly distribution analysis to the Funds. For the services rendered to the Funds, the Funds pay fees based on the total average daily net assets of the Funds and the Calamos Growth and Income Portfolio, a series of Calamos Advisors Trust, and the average daily managed assets of the remaining trusts in the Calamos Fund Complex (“Combined Assets”) at the annual rate of 0.0050% on the first $20 billion of Combined Assets, 0.0040% on the next $10 billion and 0.0030% on the Combined Assets in excess of $30 billion. Each Fund pays its pro-rata share of the fees payable to State Street described below based on its total average daily net assets relative to the Combined Assets.

Pursuant to agreement between the Funds and Calamos Advisors, Calamos Advisors is obligated to provide the following financial accounting services to the Funds: management of expenses and expense payment processing; monitoring of the calculation of expense accrual amounts for any Fund and making of any necessary modifications; coordination of any expense reimbursement calculations and payment; calculation of yields on the Funds in accordance with the SEC’s rules and regulations; calculation of net investment income dividends and capital gains distributions; calculation, tracking and reporting of tax adjustments on all assets of each Fund, including but not limited to contingent debt and preferred trust obligations; preparation of excise tax and fiscal year distributions schedules; preparation of tax information required for financial statement footnotes; preparation of state and federal income tax returns; preparation of specialized calculations of amortization on convertible securities; preparation of year-end dividend disclosure information; monitoring of trustee deferred compensation plan accruals and valuations; and preparation of Form 1099 information statements for board members and service providers. For such services, the Funds pay Calamos Advisors a monthly fee at the annual rate of 0.0175% on the first $1 billion of Combined Assets, 0.0150% on the next $1 billion, and 0.0110% on Combined Assets above $2 billion (“financial accounting service fee”). Each Fund pays its pro-rata share of the financial accounting service fee payable to Calamos Advisors based on its total average daily net assets relative to the Combined Assets.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP, an independent registered public accounting firm, is the Trust’s independent auditor and is located at 111 South Wacker Drive, Chicago, IL 60606. Deloitte & Touche LLP audits and reports on the Funds’ annual financial statements and performs audit, audit-related and other services when approved by the Trust’s audit committee.

SHAREHOLDER INFORMATION

GENERAL INFORMATION

Each Fund is a series of Calamos Investment Trust (formerly named CFS Investment Trust). As of March 18, 1996, all shares of each Fund then outstanding were re-designated as Class A shares of that Fund. Under the terms of the Agreement and Declaration of Trust, the trustees may issue an unlimited number of shares of beneficial interest without par value for each series of shares authorized by the trustees and the trustees may divide the shares of any series into two or more classes of shares of that series. As of the date of this Statement of Additional Information, the Trust has 17 series in operation. All shares issued will be fully paid and non- assessable and will have no preemptive or conversion rights. In the future, the board of trustees may authorize the issuance of shares of additional series and additional classes of shares of any series.

Each Fund’s shares of a given class are entitled to participate pro rata in any dividends and other distributions declared by the Fund’s board of trustees with respect to shares of the Fund. All shares of the Fund of a given class have equal rights in the event of liquidation of that class.

Under Massachusetts law, the shareholders of the Trust may, under certain circumstances, be held personally liable for the Trust’s obligations. However, the Trust’s Declaration of Trust disclaims liability of the shareholders, trustees, and officers of the Trust for acts or obligations of the Funds that are binding only on the assets and property of the Fund. The Declaration of Trust requires that notice of such disclaimer be given in each agreement, obligation, or contract entered into or executed by the Trust or the board of trustees. The Declaration of Trust provides for indemnification out of a Fund’s assets of all losses and expenses of any Fund shareholder held personally liable for the Fund’s obligations. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is remote, because it is limited to circumstances in which the disclaimer is inoperative and the Fund itself is unable to meet its obligations.

VOTING RIGHTS

Each share has one vote and fractional shares have fractional votes. Shareholders of the Trust generally will vote together on all matters except when a particular matter affects only shareholders of a particular class or series or when applicable law requires shareholders to vote separately by series or class. As a business trust, the Trust is not required to hold annual shareholder meetings. However, special meetings may be called for purposes such as electing or removing trustees, changing fundamental policies or approving an investment advisory agreement.

FINANCIAL STATEMENTS

The Funds’ financial statements and financial highlights for the fiscal year ended October 31, 2013, as well as the report of the independent registered public accounting firm, are incorporated herein by reference from the Funds’ annual report to shareholders. See the front cover of the Funds’ statement of additional information or the back cover of the Funds’ prospectus for information on how to obtain the Funds’ annual report to shareholders. As of October 31, 2013 the Emerging Market Equity Fund had not commenced operations.

APPENDIX—DESCRIPTION OF BOND RATINGS

A rating of a rating service represents the service’s opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, Calamos Advisors believes that the quality of debt securities in which a Fund invests should be continuously reviewed. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the ratings services from other sources that they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

The following is a description of the characteristics of ratings used by Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Corporation, a division of The McGraw-Hill Companies (“S&P”).

MOODY’S RATINGS

The following descriptions of Moody’s ratings have been published by Moody’s Investors Service, Inc.

Aaa — Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa — Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A — Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa — Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba — Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B — Obligations rated B are considered speculative and are subject to high credit risk.

Caa — Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca — Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C — Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Modifiers: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

S&P RATINGS

The following descriptions of S&P’s credit ratings have been published by Standard & Poor’s Financial Services LLC.

AAA — An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA — An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A — An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB — An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C — Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB — An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B — An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC — An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC — An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C — A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D — An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to

‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or Minus (-) — The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR — This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

PART C. OTHER INFORMATION

ITEM 28. EXHIBITS.

(a)(1)	Fourth Amended and Restated Agreement and Declaration of Trust, dated May 15, 2012 (incorporated by reference to Exhibit (a)(1) to Post-Effective Amendment No. 78 to Registrant’s Registration Statement on Form N-1A, filed on February 27, 2013).

(a)(2)	Amendment No. 1 to Fourth Amended and Restated Agreement and Declaration of Trust, dated February 26, 2013 (incorporated by reference to Exhibit (a)(1) to Post-Effective Amendment No. 78 to Registrant’s Registration Statement on Form N-1A, filed on February 27, 2013).

(a)(3)	Amendment No. 2 to Fourth Amended and Restated Agreement and Declaration of Trust, dated May 24, 2013 (incorporated by reference to Exhibit (a)(3) to Post-Effective Amendment No. 85 to Registrant’s Registration Statement on Form N-1A, filed on August 2, 2013).

(a)(4)	Amendment No. 3 to Fourth Amended and Restated Agreement and Declaration of Trust, dated July 19, 2013 (incorporated by reference to Exhibit (a)(4) to Post-Effective Amendment No. 85 to Registrant’s Registration Statement on Form N-1A, filed on August 2, 2013).

(a)(5)	Amendment No. 4 to the Fourth Amended and Restated Agreement and Declaration of Trust, dated November 6, 2013 (incorporated by reference to Exhibit (a)(5) to Post-Effective Amendment No. 88 to Registrant’s Registration Statement on Form N-1A, filed on December 20, 2013).

(a)(6)	Amendment No. 5 to the Fourth Amended and Restated Agreement and Declaration of Trust, dated February 14, 2014 (filed herewith).

(b)	Bylaws, as amended through September 13, 2006 (incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007).

(c)	See Articles IV and V of Exhibit (a), above.

(d)(1)	Management Agreement with Calamos Advisors LLC, dated December 13, 2004 (incorporated by reference to Exhibit (d)(3) to Post-Effective Amendment No. 41 to Registrant’s Registration Statement on Form N-1A, filed July 28, 2005).

(d)(2)	Amendment, dated August 1, 2006, to Management Agreement, dated December 13, 2004, with Calamos Advisors LLC (incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007).

(d)(3)	Letter Agreement with Calamos Advisors LLC, dated March 7, 2008 (incorporated by reference to Exhibit (d)(3) to Post- Effective Amendment No. 64 to Registrant’s Registration Statement on Form N-1A, filed on June 20, 2008).

(d)(4)	Form of Notification to Calamos Asset Management, Inc. regarding Establishment of Calamos Opportunistic Value Fund (formerly known as the Calamos Mid Cap Value Fund) (incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 27 to Registrant’s Registration Statement on Form N-1A, filed on December 18, 2001).

1

(d)(5)	Notification to Calamos Asset Management, Inc. regarding Establishment of Calamos Focus Growth Fund, dated September 24, 2003 (Incorporated by reference to Exhibit (d)(5) to Post-Effective Amendment No. 74 to Registrant’s Registration Statement on Form N-1A, filed on February 25, 2011).

(d)(6)	Notification to Calamos Advisors LLC, regarding Establishment of Calamos Multi-Fund Blend, dated March 30, 2006 (incorporated by reference to Exhibit (d)(5) to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2006).

(d)(7)	Form of Notification to Calamos Advisors LLC, regarding Fee Schedule Amendment (incorporated by reference to Exhibit (d) (6) to Post-Effective Amendment No. 47 to Registrant’s Registration Statement on Form N-1A, filed on July 31, 2006).

(d)(8)	Notification to Calamos Advisors LLC, regarding Establishment of Global Equity Fund, dated as of March 1, 2007 (incorporated by reference to Exhibit (d)(8) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007).

(d)(9)	Notification to Calamos Advisors LLC, regarding Establishment of Government Money Market Fund, dated May 8, 2007 (incorporated by reference to Exhibit (d)(9) to Post-Effective Amendment No. 54 to Registrant’s Registration Statement on Form N-1A, filed on May 16, 2007).

(d)(10)	Notification to Calamos Advisors LLC, regarding Establishment of Total Return Bond Fund, dated June 15, 2007 (incorporated by reference to Exhibit (d)(10) to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A, filed on June 26, 2007).

(d)(11)	Notification to Calamos Advisors LLC, regarding Establishment of 130/30 Equity Growth Fund and New World Growth Fund, dated March 7, 2008 (incorporated by reference to Exhibit (d)(11) to Post-Effective Amendment No. 64 to Registrant’s Registration Statement on Form N-1A, filed on June 20, 2008).

(d)(12)	Notification to Calamos Advisors LLC, regarding Establishment of Discovery Growth Fund, dated March 26, 2010 (incorporated by reference to Exhibit (d)(12) to Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A, filed on June 1, 2010).

(d)(13)	Notification to Calamos Advisors LLC, regarding Establishment of Long/Short Fund (incorporated by reference to Exhibit (d)(13) to Post-Effective Amendment No. 83 to Registrant’s Registration Statement on Form N-1A, filed on May 31, 2013).

2

(d)(14)	Notification to Calamos Advisors LLC, regarding Establishment of Dividend Growth Fund and Mid Cap Growth Fund (incorporated by reference to Exhibit (d)(14) to Post-Effective Amendment No. 85 to Registrant’s Registration Statement on Form N-1A, filed on August 2, 2013).

(d)(15)	Notification to Calamos Advisors LLC, regarding Establishment of Emerging Market Equity Fund (incorporated by reference to Exhibit (d)(15) to Post-Effective Amendment No. 88 to Registrant’s Registration Statement on Form N-1A, filed on December 20, 2013).

(d)(16)	Letter Agreement with Calamos Advisors LLC, dated December 19, 2013 (incorporated by reference to Exhibit (d)(16) to Post-Effective Amendment No. 88 to Registrant’s Registration Statement on Form N-1A, filed on December 20, 2013).

(d)(17)	Letter Agreement with Calamos Advisors LLC, dated March 26, 2010 (incorporated by reference to Exhibit (d)(13) to Post- Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A, filed on June 1, 2010).

(d)(18)	Organizational Expenses Agreement, dated September 24, 2003, relating to Focus Growth Fund (incorporated by reference to Exhibit (d)(5) to Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A, filed on November 28, 2003).

(d)(19)	Organizational Expenses Agreement, dated December 13, 2004, relating to International Growth Fund (incorporated by reference to Exhibit (d)(8) to Post-Effective Amendment No. 41 to Registrant’s Registration Statement on Form N-1A, filed July 28, 2005).

(d)(20)	Organizational Expenses Agreement, dated March 30, 2006, relating to Multi-Fund Equity (incorporated by reference to Exhibit (d)(9) to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2006).

(d)(21)	Organizational Expenses Agreement, dated as of March 1, 2007, relating to Global Equity Fund (incorporated by reference to Exhibit (d)(13) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007).

(d)(22)	Organizational Expenses Agreement, dated May 8, 2007, relating to Government Money Market Fund (incorporated by reference to Exhibit (d) (14) to Post-Effective Amendment No. 54 to Registrant’s Registration Statement on Form N-1A, filed on May 16, 2007).

(d)(23)	Organizational Expenses Agreement, dated June 15, 2007, relating to Total Return Bond Fund (incorporated by reference to Exhibit (d)(16) to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A, filed on June 26, 2007).

3

(d)(24)	Organizational Expenses Agreement, dated March 7, 2008, relating to 130/30 Equity Growth Fund and New World Growth Fund (incorporated by reference to Exhibit (d)(18) to Post-Effective Amendment No. 64 to Registrant’s Registration Statement on Form N-1A, filed on June 20, 2008).

(d)(25)	Organizational Expenses Agreement, dated December 16, 2009, relating to Discovery Growth Fund (incorporated by reference to Exhibit (d)(21) to Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A, filed on June 1, 2010).

(d)(26)	Organizational Expenses Agreement relating to Long/Short Fund (incorporated by reference to Exhibit (d)(23) to Post-Effective Amendment No. 83 to Registrant’s Registration Statement on Form N-1A, filed on May 31, 2013).

(d)(27)	Organizational Expenses Agreement relating to Dividend Growth Fund and Mid Cap Growth Fund (incorporated by reference to Exhibit (d)(25) to Post-Effective Amendment No. 85 to Registrant’s Registration Statement on Form N-1A, filed on August 2, 2013).

(d)(28)	Organizational Expenses Agreement, dated December 19, 2013, relating to Emerging Market Equity Fund (incorporated by reference to Exhibit (d)(28) to Post-Effective Amendment No. 88 to Registrant’s Registration Statement on Form N-1A, filed on December 20, 2013).

(e)(1)	Ninth Amended and Restated Distribution Agreement with Calamos Financial Services LLC, dated June 21, 2013 (incorporated by reference to Exhibit (e)(1) to Post-Effective Amendment No. 85 to Registrant’s Registration Statement on Form N-1A, filed on August 2, 2013).

(e)(2)	Tenth Amended and Restated Distribution Agreement with Calamos Financial Services LLC, dated December 19, 2013 (incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 88 to Registrant’s Registration Statement on Form N-1A, filed on December 20, 2013).

(e)(3)	Selling Group Agreement, revised September 2000 (incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 24 to Registrant’s Registration Statement on Form N-1A, filed on July 31, 2001).

(f)	None.

(g)(1)	Master Custodian Agreement with State Street Bank and Trust Company, dated September 11, 2009 (incorporated by reference to Exhibit (g)(1) to Post-Effective Amendment No. 69 to Registrant’s Registration Statement on Form N-1A, filed on February 26, 2010).

(g)(2)	Notification of Additional Funds, dated December 16, 2009, pursuant to Master Custodian Agreement, dated as of September 11, 2009 (incorporated by reference to Exhibit (g)(2) to Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A, filed on June 1, 2010).

(g)(3)	Notification of Additional Funds, dated March 15, 2013, pursuant to Master Custodian Agreement, dated as of September 11, 2009 (incorporated by reference to Exhibit (g)(3) to Post-Effective Amendment No. 85 to Registrant’s Registration Statement on Form N-1A, filed on August 2, 2013).

4

(g)(4)	Notification of Additional Funds, dated June 21, 2013, pursuant to Master Custodian Agreement, dated as of September 11, 2009 (incorporated by reference to Exhibit (g)(4) to Post-Effective Amendment No. 85 to Registrant’s Registration Statement on Form N-1A, filed on August 2, 2013).

(g)(5)	Notification of Additional Funds, dated December 19, 2013, pursuant to Master Custodian Agreement, dated as of September 11, 2009 (incorporated by reference to Exhibit (g)(5) to Post-Effective Amendment No. 88 to Registrant’s Registration Statement on Form N-1A, filed on December 20, 2013).

(h)(1)	Master Services Agreement, dated March 15, 2004, with State Street Bank and Trust Company (incorporated by reference to Exhibit (h)(1) to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2006).

(h)(2)	Notification of Additional Funds, dated March 31, 2006, pursuant to Master Services Agreement, dated as of March 15, 2004 (incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2006).

(h)(3)	Notification of Additional Funds, dated February 28, 2007, pursuant to Master Services Agreement, dated as of March 15, 2004 (incorporated by reference to Exhibit (h)(3) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007).

(h)(4)	Notification of Additional Funds, dated May 8, 2007, pursuant to Master Services Agreement, dated as of March 15, 2004 (incorporated by reference to Exhibit (h)(4) to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A, filed on June 26, 2007).

(h)(5)	Notification of Additional Funds, dated June 15, 2007 pursuant to Master Services Agreement, dated as of March 15, 2004 (incorporated by reference to Exhibit (h)(5) to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A, filed on June 26, 2007).

(h)(6)	Notification of Additional Funds, dated March 7, 2008, pursuant to Master Services Agreement, dated as of March 15, 2004 (incorporated by reference to Exhibit (h)(6) to Post-Effective Amendment No. 64 to Registrant’s Registration Statement on Form N-1A, filed on June 20, 2008).

(h)(7)	Notification of Additional Funds, dated December 16, 2009, pursuant to Master Services Agreement, dated as of March 15, 2004 (incorporated by reference to Exhibit (h)(7) to Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A, filed on June 1, 2010).

(h)(8)	Notification of Additional Funds, dated March 15, 2013, pursuant to Master Services Agreement, dated as of March 15, 2004 (incorporated by reference to Exhibit (h)(8) to Post-Effective Amendment No. 83 to Registrant’s Registration Statement on Form N-1A, filed on May 31, 2013).

5

(h)(9)	Notification of Additional Funds, dated June 21, 2013, pursuant to Master Services Agreement dated March 15, 2004 (incorporated by reference to Exhibit (h)(9) to Post-Effective Amendment No. 85 to Registrant’s Registration Statement on Form N-1A, filed on August 2, 2013).

(h)(10)	Notification of Additional Funds, dated December 19, 2013, pursuant to Master Services Agreement, dated as of March 15, 2004 (incorporated by reference to Exhibit (h)(10) to Post-Effective Amendment No. 88 to Registrant’s Registration Statement on Form N-1A, filed on December 20, 2013).

(h)(11)	Letter Agreement, dated March 15, 2004, with State Street Bank and Trust Company (incorporated by reference to Exhibit (h)(3) to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2006).

(h)(12)	Letter Agreement, dated October 31, 2004, with State Street Bank and Trust Company (incorporated by reference to Exhibit (h) (4) to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2006).

(h)(13)	Letter Agreement, dated March 31, 2006, with State Street Bank and Trust Company (incorporated by reference to Exhibit (h)(5) to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2006).

(h)(14)	Letter Agreement, dated February 28, 2007, with State Street Bank and Trust Company (incorporated by reference to Exhibit (h) (8) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007).

(h)(15)	Letter Agreement, dated May 8, 2007, with State Street Bank and Trust Company (incorporated by reference to Exhibit (h)(10) to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A, filed on June 26, 2007).

(h)(16)	Letter Agreement, dated September 16, 2009, with State Street Bank and Trust Company (incorporated by reference to Exhibit (h)(12) to Post-Effective Amendment No. 69 to Registrant’s Registration Statement on Form N-1A, filed on February 26, 2010).

(h)(17)	Transfer Agent Servicing Agreement by and among Calamos Investment Trust, Calamos Advisors Trust and U.S. Bancorp Fund Services, LLC dated January 1, 2014 (filed herewith).

6

(h)(18)	Internet Access Agreement with Firstar Mutual Fund Services, LLC, dated September 11, 2000 (incorporated herein by reference to Exhibit (h)(3) to Post-Effective Amendment No. 24 to Registrant’s Registration Statement on Form N-1A, filed on July 31, 2001).

(h)(19)	Amendment, dated March 30, 2006, to Internet Access Agreement with Firstar Mutual Fund Services, LLC, dated September 11, 2000 (incorporated by reference to Exhibit (h)(13) to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2006).

(h)(20)	Amendment, dated as of March 1, 2007, to Internet Access Agreement with Firstar Mutual Fund Services, LLC, dated September 11, 2000 (incorporated by reference to Exhibit (h)(13) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007).

(h)(21)	Amendment, dated May 8, 2007, to Internet Access Agreement with Firstar Mutual Fund Services, LLC, dated September 11, 2000 (incorporated by reference to Exhibit (h)(18) to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A, filed on June 26, 2007).

(h)(22)	Amendment, dated June 15, 2007, to Internet Access Agreement with Firstar Mutual Fund Services, LLC, dated September 11, 2000 (incorporated by reference to Exhibit (h)(19) to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A, filed on June 26, 2007).

(h)(23)	Amendment, dated March 7, 2008, to Internet Access Agreement with Firstar Mutual Fund Services, LLC, dated September 11, 2000 (incorporated by reference to Exhibit (h)(22) to Post-Effective Amendment No. 64 to Registrant’s Registration Statement on Form N-1A, filed on June 20, 2008).

7

(h)(24)	Amendment, dated September 16, 2009, to Internet Access Agreement with Firstar Mutual Fund Services, LLC, dated September 11, 2000 (incorporated by reference to Exhibit (h)(23) to Post-Effective Amendment No. 69 to Registrant’s Registration Statement on Form N-1A, filed on February 26, 2010).

(h)(25)	Amendment, dated December 16, 2009, to Internet Access Agreement with Firstar Mutual Fund Services, LLC, dated September 11, 2000 (incorporated by reference to Exhibit (h)(26) to Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A, filed on June 1, 2010).

(h)(26)	Amendment, dated March 15, 2013, to Internet Access Agreement with U.S. Bancorp Fund Services, LLC, formerly known as Firstar Mutual Fund Services, LLC, dated September 11, 2000 (incorporated by reference to Exhibit (h)(31) to Post-Effective Amendment No. 85 to Registrant’s Registration Statement on Form N-1A, filed on August 2, 2013).

(h)(27)	Amendment, dated June 21, 2013, to Internet Access Agreement with U.S. Bancorp Fund Services, LLC, formerly known as Firstar Mutual Fund Services, LLC, dated September 11, 2000 (incorporated by reference to Exhibit (h)(32) to Post-Effective Amendment No. 85 to Registrant’s Registration Statement on Form N-1A, filed on August 2, 2013).

(h)(28)	Amendment, dated December 19, 2013, to Internet Access Agreement with U.S. Bancorp Fund Services, LLC, formerly known as Firstar Mutual Fund Services, LLC, dated September 11, 2000 (incorporated by reference to Exhibit (h)(35) to Post-Effective Amendment No. 88 to Registrant’s Registration Statement on Form N-1A, filed on December 20, 2013).

(h)(29)	Administration Servicing Agreement with Firstar Mutual Fund Services, LLC, dated September 21, 2000 (incorporated herein by reference to Exhibit (h)(4) to Post-Effective Amendment No. 24 to Registrant’s Registration Statement on Form N-1A, filed on July 31, 2001).

(h)(30)	Amendment, dated March 30, 2006, to Administration Servicing Agreement with Firstar Mutual Fund Services, LLC, dated September 21, 2000 (incorporated by reference to Exhibit (h)(15) to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2006).

(h)(31)	Amendment, dated as of March 1, 2007, to Administration Servicing Agreement with Firstar Mutual Fund Services, LLC, dated as of September 21, 2000 (incorporated by reference to Exhibit (h)(17) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007).

(h)(32)	Amendment, dated May 8, 2007, to Administration Servicing Agreement with Firstar Mutual Fund Services, LLC, dated September 21, 2000 (incorporated by reference to Exhibit (h)(23) to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A, filed on June 26, 2007).

(h)(33)	Amendment, dated June 15, 2007, to Administration Servicing Agreement with Firstar Mutual Fund Services, LLC, dated September 11, 2000 (incorporated by reference to Exhibit (h)(24) to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A, filed on June 26, 2007).

8

(h)(34)	Amendment, dated March 7, 2008, to Administration Servicing Agreement with Firstar Mutual Fund Services, LLC, dated September 11, 2000 (incorporated by reference to Exhibit (h)(28) to Post-Effective Amendment No. 64 to Registrant’s Registration Statement on Form N-1A, filed on June 20, 2008).

(h)(35)	Amendment, dated September 16, 2009, to Administration Servicing Agreement with Firstar Mutual Fund Services, LLC, dated September 11, 2000 (incorporated by reference to Exhibit (h)(30) to Post-Effective Amendment No. 69 to Registrant’s Registration Statement on Form N-1A, filed on February 26, 2010).

(h)(36)	Amendment, dated December 16, 2009, to Administration Servicing Agreement with Firstar Mutual Fund Services, LLC, dated September 11, 2000 (incorporated by reference to Exhibit (h)(34) to Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A, filed on June 1, 2010).

(h)(37)	Amendment, dated March 15, 2013, to Administration Servicing Agreement with U.S. Bancorp Fund Services, LLC, formerly known as Firstar Mutual Fund Services, LLC, dated September 11, 2000 (incorporated by reference to Exhibit (h)(41) to Post-Effective Amendment No. 85 to Registrant’s Registration Statement on Form N-1A, filed on August 2, 2013).

(h)(38)	Amendment, dated June 21, 2013, to Administration Servicing Agreement with U.S. Bancorp Fund Services, LLC, formerly known as Firstar Mutual Fund Services, LLC, dated September 11, 2000 (incorporated by reference to Exhibit (h)(42) to Post-Effective Amendment No. 85 to Registrant’s Registration Statement on Form N-1A, filed on August 2, 2013).

(h)(39)	Amendment, dated December 19, 2013, to Administration Servicing Agreement with U.S. Bancorp Fund Services, LLC, formerly known as Firstar Mutual Fund Services, LLC, dated September 21, 2000 (incorporated by reference to Exhibit (h)(46) to Post-Effective Amendment No. 88 to Registrant’s Registration Statement on Form N-1A, filed on December 20, 2013).

(h)(40)	Use of Name Agreement, dated August 23, 1990 (incorporated herein by reference to Exhibit 9.5 to Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A, filed on June 24, 1997).

(h)(41)	Amended and Restated Financial Accounting Services Agreement with Calamos Advisors LLC, dated December 13, 2004 (incorporated by reference to Exhibit (h)(17) to Post-Effective Amendment No. 47 to Registrant’s Registration Statement on Form N-1A, filed on July 31, 2006).

(h)(42)	Amendment, dated March 30, 2006, to Amended and Restated Financial Accounting Services Agreement with Calamos Advisors LLC, dated December 13, 2004 (incorporated by reference to Exhibit (h)(19) to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2006).

(h)(43)	Amendment, dated as of March 1, 2007, to Amended and Restated Financial Accounting Services Agreement with Calamos Advisors LLC, dated December 13, 2004 (incorporated by reference to Exhibit (h)(22) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007).

9

(h)(44)	Amendment, dated May 8, 2007, to Amended and Restated Financial Accounting Services Agreement with Calamos Advisors LLC, dated December 13, 2004 (incorporated by reference to Exhibit (h)(23) to Post-Effective Amendment No. 54 to Registrant’s Registration Statement on Form N-1A, filed on May 16, 2007).

(h)(45)	Amendment, dated June 15, 2007, to Amended and Restated Financial Accounting Services Agreement with Calamos Advisors LLC, dated December 13, 2004 (incorporated by reference to Exhibit (h)(30) to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A, filed on June 26, 2007).

(h)(46)	Amendment, dated March 7, 2008, to Amended and Restated Financial Accounting Services Agreement with Calamos Advisors LLC, dated December 13, 2004 (incorporated by reference to Exhibit (h)(35) to Post-Effective Amendment No. 64 to Registrant’s Registration Statement on Form N-1A, filed on June 20, 2008).

(h)(47)	Amendment, dated September 16, 2009, to Amended and Restated Financial Accounting Services Agreement with Calamos Advisors LLC, dated December 13, 2004 (incorporated by reference to Exhibit (h)(38) to Post-Effective Amendment No. 69 to Registrant’s Registration Statement on Form N-1A, filed on February 26, 2010).

(h)(48)	Amendment, dated December 16, 2009, to Amended and Restated Financial Accounting Services Agreement with Calamos Advisors LLC, dated December 13, 2004 (incorporated by reference to Exhibit (h)(39) to Post-Effective Amendment No. 69 to Registrant’s Registration Statement on Form N-1A, filed on February 26, 2010).

(h)(49)	Amendment, dated March 15, 2013, to Amended and Restated Financial Accounting Services Agreement with Calamos Advisors LLC, dated December 13, 2004 (incorporated by reference to Exhibit (h)(45) to Post-Effective Amendment No. 83 to Registrant’s Registration Statement on Form N-1A, filed on May 31, 2013).

(h)(50)	Amendment, dated June 21, 2013, to Amended and Restated Financial Accounting Services Agreement with Calamos Advisors LLC, dated December 13, 2004 (incorporated by reference to Exhibit (h)(53) to Post-Effective Amendment No. 85 to Registrant’s Registration Statement on Form N-1A, filed on August 2, 2013).

(h)(51)	Amendment, dated December 19, 2013, to Amended and Restated Financial Accounting Services Agreement with Calamos Advisors LLC, dated December 13, 2004 (incorporated by reference to Exhibit (h)(65) to Post-Effective Amendment No. 88 to Registrant’s Registration Statement on Form N-1A, filed on December 20, 2013).

10

(h)(52)	Addendum to Transfer Agent Servicing Agreement dated October 22, 2008 (incorporated by reference to Exhibit (h)(36) to Post- Effective Amendment No. 66 to Registrant’s Registration Statement on Form N-1A, filed on February 27, 2009).

(h)(53)	Amendment to Transfer Agent Servicing Agreement dated January 16, 2009 (incorporated by reference to Exhibit (h)(37) to Post-Effective Amendment No. 66 to Registrant’s Registration Statement on Form N-1A, filed on February 27, 2009).

(h)(54)	Amendment to Transfer Agent Servicing Agreement dated September 16, 2009 (incorporated by reference to Exhibit (h)(42) to Post-Effective Amendment No. 69 to Registrant’s Registration Statement on Form N-1A, filed on February 26, 2010).

(h)(55)	Expense Limitation Agreement, dated December 19, 2012, with Calamos Advisors LLC (incorporated by reference to Exhibit (a)(1) to Post-Effective Amendment No. 78 to Registrant’s Registration Statement on Form N-1A, filed on February 27, 2013).

(h)(56)	Expense Limitation Agreement For Calamos Long/Short Fund with Calamos Advisors LLC, dated March 15, 2013, (incorporated by reference to Exhibit (h)(50) to Post-Effective Amendment No. 83 to Registrant’s Registration Statement on Form N-1A, filed on May 31, 2013).

(h)(57)	Expense Limitation Agreement For Calamos Dividend Growth Fund and Calamos Mid Cap Growth Fund with Calamos Advisors LLC, dated June 21, 2013 (incorporated by reference to Exhibit (h)(59) to Post-Effective Amendment No. 85 to Registrant’s Registration Statement on Form N-1A, filed on August 2, 2013).

(h)(58)	Expense Limitation Agreement, dated December 19, 2013, with Calamos Advisors LLC (incorporated by reference to Exhibit (h)(65) to Post-Effective Amendment No. 88 to Registrant’s Registration Statement on Form N-1A, filed on December 20, 2013).

(i)(1)	Opinion and Consent of K&L Gates LLP (filed herewith).

(j)	Consent of Independent Registered Public Accounting firm (filed herewith).

(k)	None.

(l)(1)	Subscription Agreement — Calamos Global Convertible Fund, dated June 11, 1996 (incorporated herein by reference to Exhibit 13.5 to Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A, filed June 24, 1996).

11

(l)(2)	Subscription Agreement — Calamos Convertible Growth and Income Fund, dated July 5, 1988 (incorporated herein by reference to Exhibit (13.1) to Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A, filed on June 24, 1997).

(l)(3)	Subscription Agreement — Calamos Market Neutral Fund and Calamos Growth Fund (incorporated herein by reference to Exhibit (13.3) to Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A, filed on June 24, 1997).

(l)(4)	Subscription Agreement — Calamos High Yield Fund, dated July 27, 1999 (incorporated herein by reference to Exhibit (l) to Post-Effective Amendment No. 21 to Registrant’s Registration Statement on Form N-1A, filed on July 30, 2000).

(l)(5)	Subscription Agreement — Calamos Opportunistic Value Fund, dated December 28, 2001 (incorporated herein by reference to Exhibit (l)(6) to Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A, filed on May 31, 2002).

(l)(6)	Subscription Agreement — Calamos Focus Growth Fund, dated September 24, 2003 (incorporated by reference to Exhibit (l)(7) to Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A, filed on November 28, 2003).

(l)(7)	Subscription Agreement — Calamos International Growth Fund, dated December 13, 2004, with Calamos Investments LLC (incorporated herein by reference to Exhibit (l)(8) to Post-Effective Amendment No. 41 to Registrant’s Registration Statement on Form N-1A, filed July 28, 2005).

(l)(8)	Subscription Agreement — Calamos International Growth Fund, dated December 13, 2004, with Calamos Family Partners Inc. (incorporated herein by reference to Exhibit (l)(9) to Post-Effective Amendment No. 41 to Registrant’s Registration Statement on Form N-1A, filed July 28, 2005).

(l)(9)	Subscription Agreement — Calamos Global Equity Fund, dated as of March 1, 2007, with Calamos Advisors LLC (incorporated by reference to Exhibit (l)(10) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007).

(l)(10)	Subscription Agreement — Calamos 130/30 Equity Fund, dated as of June 20, 2008, with Calamos Advisors LLC (incorporated by reference to Exhibit (l)(10) to Post-Effective Amendment No. 64 to Registrant’s Registration Statement on Form N-1A, filed on June 20, 2008).

12

(l)(11)	Subscription Agreement with Calamos Advisors LLC, relating to Calamos New World Growth Fund (Incorporated by reference to Exhibit (l)(11) to Post-Effective Amendment No. 74 to Registrant’s Registration Statement on Form N-1A, filed on February 25, 2011).

(l)(12)	Subscription Agreement with Calamos Advisors LLC, relating to Calamos Discovery Growth Fund (incorporated by reference to Exhibit (l)(12) to Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A, filed on June 1, 2010).

(m)	Twelfth Amended and Restated Distribution Plan, effective as of December 19, 2013 (incorporated by reference to Exhibit (m) to Post-Effective Amendment No. 88 to Registrant’s Registration Statement on Form N-1A, filed on December 20, 2013).

(n)	Plan Pursuant to Rule 18f-3(d) under the Investment Company Act of 1940, as amended and restated as of June 21, 2013 (incorporated by reference to Exhibit (n) to Post-Effective Amendment No. 85 to Registrant’s Registration Statement on Form N-1A, filed on August 2, 2013).

(o)	[Item Omitted].

(p)	Code of Ethics of Registrant, its investment adviser, distributor and affiliated entities, dated December 4, 2013 (incorporated by reference to Exhibit (p) to Post-Effective Amendment No. 88 to Registrant’s Registration Statement on Form N-1A, filed on December 20, 2013).

(q)	Powers of Attorney (filed herewith).

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.

The information in the prospectus, under the caption “Who Manages the Fund?” and in the Statement of Additional Information under the captions “Management” and “Control Persons and Principal Shareholders” is incorporated herein by reference.

ITEM 30. INDEMNIFICATION.

Article VI of the Fourth Amended Agreement and Declaration of Trust of Registrant (Exhibit (a) to this registration statement, which is incorporated herein by reference) provides that the Trust shall indemnify (from the assets of the Sub-Trust or Sub-Trusts in question) each of its Trustees and officers (including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”)) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person

13

may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined, in one of the manners described below, that such Covered Person (i) did not act in good faith in the reasonable belief that such Covered Person’s action was in or not opposed to the best interests of the Trust or (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office (either and both of the conduct described in (i) and (ii) being referred to hereafter as “Disabling Conduct”).

A determination that a Covered Person is entitled to indemnification despite allegations of Disabling Conduct may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither “interested persons” of the Trust as defined in section 2(a)(19) of the Investment Company Act of 1940 nor parties to the proceeding, or (b) an independent legal counsel in a written opinion.

Expenses, including accountants’ and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time in advance of the final disposition of any such action, suit or proceeding, provided that the Covered Person shall have undertaken to repay the amounts so paid to the Sub-Trust in question if it is ultimately determined that indemnification of such expenses is not authorized under this Article VI and (i) the Covered Person shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by reason or any lawful advances, or (iii) a majority of a quorum of the disinterested Trustees who are not a party to the proceeding, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Party ultimately will be found to be entitled to indemnification.

The registrant, its trustees and officers, its investment adviser, the other investment companies advised by the adviser and certain persons affiliated with them are insured, within the limits and subject to the limitations of the insurance, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings. The insurance expressly excludes coverage for any trustee or officer whose personal dishonesty, fraudulent breach of trust, lack of good faith, or intention to deceive or defraud has been finally adjudicated or may be established or who willfully fails to act prudently.

14

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Securities Act”) may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 31. BUSINESS AND OTHER CONNECTION OF THE INVESTMENT ADVISER.

The information in the Statement of Additional Information under the captions “Management” and “Investment Advisory Services” is incorporated by reference.

ITEM 32. PRINCIPAL UNDERWRITERS.

(a)	Calamos Financial Services LLC (“CFS”) serves as principal underwriter for the Calamos Investment Trust and Calamos Advisors Trust.

(b)	Information on the officers of CFS is set forth below. CFS has no directors. The principal business address for all named individuals is 2020 Calamos Court, Naperville, Illinois 60563.

Name	Position with Underwriter	Position with Registrant

Michael L. Gallagher	Principal Executive Officer	None

Robert F. Behan	Executive Vice President, Head of Global Distribution	Vice President

15

Christian A. Helmetag	Vice President, Financial Operation Principal	None

J. Christopher Jackson	Senior Vice President, General Counsel and Secretary	Vice President and Secretary

Elizabeth A. Watkins	Vice President and Chief Compliance Officer	None

(c)	There are no commissions or other compensation received from the Registrant directly or indirectly, by any principal underwriter who is not an affiliated person of the Registrant or an affiliated person of an affiliated person.

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS.

All such accounts, books, and other documents are maintained at the offices of the Registrant, at the offices of the Registrant’s investment manager, Calamos Advisors LLC, and CFS, the Registrant’s principal underwriter, 2020 Calamos Court, Naperville, Illinois 60563, at the offices of the custodian, State Street Bank and Trust Company, 200 Clarendon Street, P.O. Box 9130, Boston, MA, 02117-9130, or at the offices of the transfer agent, U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201.

ITEM 34. MANAGEMENT SERVICES.

None.

ITEM 35. UNDERTAKINGS.

None.

16

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for the effectiveness of this registration statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 90 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Naperville and State of Illinois, on the 26th day of February, 2014.

CALAMOS INVESTMENT TRUST

By:	/s/ John P. Calamos, Sr.
John P. Calamos, Sr. Trustee and President

Pursuant to the requirements of the 1933 Act, Post-Effective Amendment No. 90 has been signed below by the following persons in the capacities and on the date(s) indicated.

Name	Title		Date

/s/ John P. Calamos, Sr. John P. Calamos, Sr.	Trustee and President (principal executive officer)	) ) )	February 26, 2014

/s/ Weston W. Marsh* Weston W. Marsh	Trustee	) ) )	February 26, 2014

/s/ John E. Neal* John E. Neal	Trustee	) ) )	February 26, 2014

/s/ William Rybak* William Rybak	Trustee	) ) )	February 26, 2014

/s/ Stephen B. Timbers* Stephen B. Timbers	Trustee	) ) )	February 26, 2014

/s/ David D. Tripple* David D. Tripple	Trustee	) ) )	February 26, 2014

/s/ Nimish S. Bhatt Nimish S. Bhatt	Vice President and Chief Financial Officer	) ) )	February 26, 2014

*	John P. Calamos, Sr. signs this document pursuant to powers of attorney filed herewith.

By:	/s/ John P. Calamos, Sr.
John P. Calamos, Sr.
Attorney-in-Fact February 26, 2014

17

CALAMOS INVESTMENT TRUST

EXHIBIT INDEX

Index No.	Description of Exhibit

(a)(6)	Amendment No. 5 to the Fourth Amended and Restated Agreement and Declaration of Trust, dated February 14, 2014.

(h)(17)	Transfer Agent Servicing Agreement by and among Calamos Investment Trust, Calamos Advisors Trust and U.S. Bancorp Fund Services, LLC dated January 1, 2014.

(i)(1)	Opinion and Consent of K&L Gates LLP

(j)	Consent of Independent Registered Public Accounting firm.

(q)	Powers of Attorney